Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.1%

Aerospace & Defense - 0.8%
Airbus SE	17,520	2,498,037
BAE Systems plc	79,840	536,312
Bombardier, Inc., Class B*	48,735	84,246
CAE, Inc.(a)	7,384	200,127
Cobham plc*	7,653	15,490
Dassault Aviation SA	55	75,934
Elbit Systems Ltd.	412	66,544
Leonardo SpA	19,120	235,022
LISI	3,196	93,231
Meggitt plc	37,200	271,748
MTU Aero Engines AG	1,440	363,146
QinetiQ Group plc	30,657	108,560
Rolls-Royce Holdings plc*	47,440	500,718
Saab AB, Class B	2,493	79,235
Safran SA	10,240	1,480,448
Senior plc(a)	47,440	116,640
Singapore Technologies Engineering Ltd.	17,900	55,457
Thales SA	3,680	418,131
Ultra Electronics Holdings plc	1,661	39,924

		7,238,950

Air Freight & Logistics - 0.4%
Bollore SA	12,858	55,718
bpost SA(a)	15,440	144,919
Cia de Distribucion Integral Logista Holdings SA	2,159	45,384
Deutsche Post AG (Registered)	32,320	1,061,920
Freightways Ltd.	12,987	73,629
ID Logistics Group*	81	15,259
Kerry Logistics Network Ltd.	40,500	69,639
Kintetsu World Express, Inc.	40,000	541,561
Konoike Transport Co. Ltd.	30,100	468,515
Mainfreight Ltd.	3,192	88,609
Panalpina Welttransport Holding AG (Registered)*	680	154,408
PostNL NV(a)	355,221	614,414
Royal Mail plc	20,480	52,586
SG Holdings Co. Ltd.	2,400	63,816
Yamato Holdings Co. Ltd.	12,500	246,777

		3,697,154

Airlines - 0.7%
Air Canada*	11,680	403,906
Air France-KLM*	19,520	204,817
Air New Zealand Ltd.	30,617	54,863
ANA Holdings, Inc.	4,500	151,775
Chorus Aviation, Inc.(a)	115,360	686,986
Dart Group plc(a)	76,800	714,217
Deutsche Lufthansa AG (Registered)	16,400	262,484
easyJet plc	6,640	78,377
Exchange Income Corp.(a)	29,280	829,914

Investments	Shares	Value ($)
Finnair OYJ	59,360	421,002
International Consolidated Airlines Group SA, DI	42,080	218,672
Japan Airlines Co. Ltd.	8,500	268,289
Norwegian Air Shuttle ASA*(a)	21,600	98,010
Qantas Airways Ltd.	41,760	164,351
SAS AB*	172,193	238,550
Singapore Airlines Ltd.	12,000	84,790
WestJet Airlines Ltd.	94,800	2,220,651
Wizz Air Holdings plc*(b)	2,172	93,987

		7,195,641

Auto Components - 2.2%
Aisan Industry Co. Ltd.	12,808	86,232
Aisin Seiki Co. Ltd.	9,300	303,647
ARB Corp. Ltd.	997	12,747
Bridgestone Corp.	34,500	1,302,786
CIE Automotive SA	3,217	82,167
Cie Generale des Etablissements Michelin SCA	8,320	930,517
Cie Plastic Omnium SA	720	19,135
CIR-Compagnie Industriali Riunite SpA(a)	197,600	220,448
Continental AG	6,160	858,964
Daikyonishikawa Corp.	49,804	413,753
Denso Corp.	20,400	871,427
Dometic Group AB(c)	16,230	149,423
Eagle Industry Co. Ltd.(a)	12,600	126,725
Exedy Corp.	24,000	493,594
Faurecia SE	6,400	306,408
FCC Co. Ltd.	32,000	629,537
Freni Brembo SpA(a)	3,647	37,642
Futaba Industrial Co. Ltd.	35,200	246,716
Gestamp Automocion SA(b)	24,236	127,690
G-Tekt Corp.	25,900	380,479
GUD Holdings Ltd.(a)	4,852	31,804
Hella GmbH & Co. KGaA	4,606	221,031
Ichikoh Industries Ltd.	17,400	112,822
Keihin Corp.	12,300	171,855
Koito Manufacturing Co. Ltd.(a)	3,200	161,805
KYB Corp.*	19,300	551,936
Leoni AG*	23,904	324,566
Linamar Corp.	880	29,955
Magna International, Inc.	13,760	697,457
Martinrea International, Inc.	69,120	569,004
Musashi Seimitsu Industry Co. Ltd.	37,000	486,972
NGK Spark Plug Co. Ltd.	7,400	142,173
NHK Spring Co. Ltd.	17,000	133,871
Nifco, Inc.	2,400	59,638
Nippon Seiki Co. Ltd.	47,800	841,755
Nissin Kogyo Co. Ltd.	21,600	299,207
NOK Corp.(a)	16,200	240,072
Nokian Renkaat OYJ	6,662	192,632
Pacific Industrial Co. Ltd.	50,300	715,295
Piolax, Inc.	24,000	433,470
Press Kogyo Co. Ltd.	96,000	438,554
Riken Corp.	8,100	317,435

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Schaeffler AG (Preference)	152,400	1,149,088
Showa Corp.	49,000	664,766
Stanley Electric Co. Ltd.	3,800	94,777
Sumitomo Electric Industries Ltd.	31,700	395,319
Sumitomo Riko Co. Ltd.	8,000	62,630
Sumitomo Rubber Industries Ltd.	9,300	102,187
Tachi-S Co. Ltd.	19,700	254,018
TI Fluid Systems plc(b)	129,120	310,510
Tokai Rika Co. Ltd.	10,700	176,502
Topre Corp.	48,000	725,471
Toyo Tire Corp.	4,600	60,627
Toyoda Gosei Co. Ltd.	7,800	144,398
Toyota Boshoku Corp.	2,700	38,072
Toyota Industries Corp.	9,400	490,886
TPR Co. Ltd.	33,100	578,316
TS Tech Co. Ltd.	9,100	252,696
Unipres Corp.	25,400	416,647
Valeo SA	9,477	299,668
Yokohama Rubber Co. Ltd. (The)	8,000	148,174

		21,138,098

Automobiles - 2.5%
Aston Martin Lagonda Global Holdings plc*(b)	8,000	48,782
Bayerische Motoren Werke AG	14,985	1,115,012
Bayerische Motoren Werke AG (Preference)	5,132	307,697
Daimler AG (Registered)	53,360	2,786,080
Ferrari NV	3,360	544,880
Fiat Chrysler Automobiles NV	51,200	686,125
Honda Motor Co. Ltd.	98,400	2,456,488
Isuzu Motors Ltd.	35,400	395,000
Mazda Motor Corp.	19,700	195,775
Mitsubishi Motors Corp.	17,300	76,800
Nissan Motor Co. Ltd.	136,400	892,960
Peugeot SA	23,707	563,805
Porsche Automobil Holding SE (Preference)	9,360	621,951
Renault SA	9,200	517,695
Subaru Corp.	30,100	705,406
Suzuki Motor Corp.	24,000	943,643
Toyota Motor Corp.	137,300	8,882,295
Trigano SA	7,280	738,011
Volkswagen AG	2,809	483,831
Volkswagen AG (Preference)	7,600	1,277,230
Yamaha Motor Co. Ltd.	18,300	323,273

		24,562,739

Banks - 10.9%
77 Bank Ltd. (The)	64,000	916,601
ABN AMRO Bank NV, CVA(a)(b)	25,200	503,916
AIB Group plc	47,760	164,846
Aktia Bank OYJ	36,240	344,989
Aozora Bank Ltd.	12,400	285,289
Australia & New Zealand Banking Group Ltd.	144,288	2,775,663
Awa Bank Ltd. (The)	40,000	912,549
Banca Monte dei Paschi di Siena SpA*(a)	257,049	375,492
Banca Popolare di Sondrio SCPA	386,907	810,301

Investments	Shares	Value ($)
Banco Bilbao Vizcaya Argentaria SA	367,520	1,882,101
Banco BPM SpA*(a)	141,460	265,863
Banco Comercial Portugues SA, Class R(a)	812,240	209,085
Banco de Sabadell SA	366,400	322,933
Banco Espirito Santo SA (Registered)*‡(d)	48,647	—
Banco Santander SA	864,320	3,717,496
Bank Hapoalim BM*	74,720	570,298
Bank Leumi Le-Israel BM	56,080	411,671
Bank of Cyprus Holdings plc*	148,635	261,475
Bank of East Asia Ltd. (The)	21,145	61,318
Bank of Georgia Group plc	2,000	34,432
Bank of Ireland Group plc	32,080	142,871
Bank of Kyoto Ltd. (The)	2,600	101,414
Bank of Montreal(a)	20,320	1,528,855
Bank of Nova Scotia (The)	61,760	3,313,871
Bank of Okinawa Ltd. (The)	4,240	131,017
Bank of Queensland Ltd.(a)	40,398	259,788
Bank of the Ryukyus Ltd.	23,861	248,554
Bankia SA(a)	33,120	66,100
Bankinter SA	21,280	139,031
Banque Cantonale de Geneve	480	96,485
Banque Cantonale Vaudoise (Registered)	186	139,030
Barclays plc	778,368	1,468,494
BAWAG Group AG(a)(b)	4,800	192,075
Bendigo & Adelaide Bank Ltd.	3,078	24,376
Berner Kantonalbank AG (Registered)	640	146,101
BNP Paribas SA	61,360	2,881,663
BPER Banca(a)	350,480	1,314,666
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	7,600	892,724
CaixaBank SA	211,520	526,357
Canadian Imperial Bank of Commerce	22,320	1,764,829
Canadian Western Bank	69,760	1,637,818
Chiba Bank Ltd. (The)	17,400	86,539
comdirect bank AG	7,483	77,984
Commerzbank AG	19,040	130,650
Commonwealth Bank of Australia	50,373	2,857,422
Concordia Financial Group Ltd.	43,121	152,904
Credit Agricole SA	71,520	858,415
Credito Emiliano SpA(a)	99,658	503,200
CYBG plc(a)	24,880	52,414
Dah Sing Banking Group Ltd.	24,640	42,998
Dah Sing Financial Holdings Ltd.	96,000	432,300
Danske Bank A/S	31,760	474,744
DBS Group Holdings Ltd.	61,529	1,187,374
DNB ASA	42,960	776,546
Erste Group Bank AG*	11,360	410,308
FIBI Holdings Ltd.	9,011	272,631
FinecoBank Banca Fineco SpA	6,110	61,171
Fukuoka Financial Group, Inc.	8,000	147,511
Graubuendner Kantonalbank	81	117,818
Gunma Bank Ltd. (The)	38,900	134,712

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hachijuni Bank Ltd. (The)	56,000	211,983
Hang Seng Bank Ltd.	24,000	573,027
Heartland Group Holdings Ltd.	414,570	448,731
Hiroshima Bank Ltd. (The)	32,000	153,553
Hokkoku Bank Ltd. (The)	19,500	544,186
Hokuhoku Financial Group, Inc.(a)	16,000	161,068
HSBC Holdings plc	1,046,880	8,417,923
Hyakugo Bank Ltd. (The)	224,000	660,189
Hyakujushi Bank Ltd. (The)	24,000	479,889
ING Groep NV	209,680	2,351,386
Intesa Sanpaolo SpA	774,560	1,690,639
Israel Discount Bank Ltd., Class A	72,098	314,626
Juroku Bank Ltd. (The)	25,800	528,951
Jyske Bank A/S (Registered)*	800	25,682
KBC Group NV	11,600	752,712
Keiyo Bank Ltd. (The)	114,300	699,012
Kiyo Bank Ltd. (The)(a)	50,200	656,542
Laurentian Bank of Canada(a)	39,040	1,350,041
Liberbank SA	1,433,840	541,192
Liechtensteinische Landesbank AG	1,920	117,333
Lloyds Banking Group plc	3,874,000	2,529,719
Luzerner Kantonalbank AG (Registered)	259	115,111
Mebuki Financial Group, Inc.	88,610	219,536
Mediobanca Banca di Credito Finanziario SpA	26,880	270,970
Mitsubishi UFJ Financial Group, Inc.	658,900	3,181,169
Miyazaki Bank Ltd. (The)	9,900	239,989
Mizrahi Tefahot Bank Ltd.*	12,033	290,769
Mizuho Financial Group, Inc.	1,245,800	1,771,600
Musashino Bank Ltd. (The)	27,100	526,899
Nanto Bank Ltd. (The)	21,346	460,834
National Australia Bank Ltd.	74,341	1,460,839
National Bank of Canada	20,640	1,004,061
Nordea Bank Abp	150,876	975,103
North Pacific Bank Ltd.	280,000	626,664
Ogaki Kyoritsu Bank Ltd. (The)	43,000	930,693
Oita Bank Ltd. (The)	9,600	273,212
Oversea-Chinese Banking Corp. Ltd.	130,895	1,103,744
Raiffeisen Bank International AG	11,585	273,711
Resona Holdings, Inc.	111,700	457,191
Ringkjoebing Landbobank A/S	1,100	75,448
Royal Bank of Canada	41,682	3,308,151
Royal Bank of Scotland Group plc	200,160	531,836
San-In Godo Bank Ltd. (The)	136,000	825,457
Sbanken ASA(b)	12,000	92,914
Senshu Ikeda Holdings, Inc.	248,000	456,827
Seven Bank Ltd.	48,600	132,047
Shiga Bank Ltd. (The)	1,000	22,187
Shinsei Bank Ltd.(a)	24,000	364,725
Shizuoka Bank Ltd. (The)	24,000	166,226
Skandinaviska Enskilda Banken AB, Class A	50,400	478,406
Skandinaviska Enskilda Banken AB, Class C(a)	29,920	286,002
Societe Generale SA	35,200	870,251
Spar Nord Bank A/S	62,480	553,378

Investments	Shares	Value ($)
SpareBank 1 Nord Norge	89,920	666,541
Sparebank 1 Oestlandet	16,416	154,770
SpareBank 1 SMN	240	2,662
SpareBank 1 SR-Bank ASA	8,041	87,484
St Galler Kantonalbank AG (Registered)	110	47,278
Standard Chartered plc	145,680	1,207,261
Sumitomo Mitsui Financial Group, Inc.	69,300	2,429,888
Sumitomo Mitsui Trust Holdings, Inc.	22,400	770,358
Suruga Bank Ltd.(a)	218,600	833,529
Svenska Handelsbanken AB, Class A	32,660	296,874
Svenska Handelsbanken AB, Class B	16,255	155,380
Swedbank AB, Class A	47,920	660,370
Sydbank A/S(a)	53,360	934,068
TBC Bank Group plc	30,413	525,817
Toho Bank Ltd. (The)	222,732	537,470
TOMONY Holdings, Inc.	170,900	557,206
Toronto-Dominion Bank (The)	53,440	3,139,699
Unicaja Banco SA(a)(b)	757,680	603,175
UniCredit SpA	119,840	1,421,829
Unione di Banche Italiane SpA(a)	84,314	218,260
United Overseas Bank Ltd.	50,226	968,884
Valiant Holding AG (Registered)	1,680	173,770
Van Lanschot Kempen NV, CVA	35,920	742,276
Walliser Kantonalbank (Registered)	960	114,424
Westpac Banking Corp.	96,154	1,898,754
Yamagata Bank Ltd. (The)	2,200	32,278
Yamaguchi Financial Group, Inc.	19,000	133,171

		105,487,888

Beverages - 1.3%
AG Barr plc(a)	4,785	40,193
Anheuser-Busch InBev SA/NV	28,676	2,907,670
Asahi Group Holdings Ltd.	16,800	732,655
Britvic plc	16,720	187,736
C&C Group plc	20,320	92,307
Carlsberg A/S, Class B	3,120	428,737
Coca-Cola Amatil Ltd.	36,160	264,685
Coca-Cola Bottlers Japan Holdings, Inc.(a)	3,354	83,190
Coca-Cola European Partners plc	8,000	442,240
Coca-Cola HBC AG, DI*	4,000	138,902
Cott Corp.(a)	2,631	33,840
Davide Campari-Milano SpA	13,794	129,316
Diageo plc	68,240	2,877,267
Fevertree Drinks plc	3,795	108,549
Goldin Financial Holdings Ltd.*	60,000	20,465
Heineken Holding NV	2,720	277,709
Heineken NV	5,840	631,499
Ito En Ltd.	800	35,183
Kirin Holdings Co. Ltd.	28,738	627,300
Molson Coors Canada, Inc., Class B	8,516	485,285
Pernod Ricard SA	6,640	1,175,853
Remy Cointreau SA*(a)	580	86,469

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Royal Unibrew A/S	1,210	90,822
Sapporo Holdings Ltd.(a)	1,800	40,882
Suntory Beverage & Food Ltd.	3,000	119,779
Takara Holdings, Inc.	8,600	89,347
Treasury Wine Estates Ltd.	22,080	269,370

		12,417,250

Biotechnology - 0.4%
Abcam plc	10,049	160,943
Argenx SE*	394	55,756
BioGaia AB, Class B	1,134	47,520
CSL Ltd.	13,760	2,177,734
Galapagos NV*(a)	1,680	295,354
Genmab A/S*	1,361	254,072
Genus plc(a)	6,007	194,179
Grifols SA	10,080	328,836
Grifols SA (Preference), Class B	5,680	129,644
HEALIOS KK*(a)	1,100	14,792
MorphoSys AG*	1,667	202,865
PeptiDream, Inc.*	2,500	140,686
SanBio Co. Ltd.*(a)	2,200	68,893
Swedish Orphan Biovitrum AB*	6,345	123,816
Vitrolife AB	4,445	86,183

		4,281,273

Building Products - 0.9%
AGC, Inc.	8,000	246,834
Aica Kogyo Co. Ltd.	1,500	43,656
Assa Abloy AB, Class B	28,960	672,895
Belimo Holding AG (Registered)	21	124,303
Bunka Shutter Co. Ltd.	49,700	410,142
Central Glass Co. Ltd.	32,200	737,864
Cie de Saint-Gobain	25,440	984,432
Daikin Industries Ltd.	8,600	1,076,040
dormakaba Holding AG*	212	156,323
Geberit AG (Registered)	800	371,313
GWA Group Ltd.(a)	17,760	43,823
James Halstead plc	4,686	29,263
Kingspan Group plc	4,776	235,570
Lindab International AB	3,680	42,350
LIXIL Group Corp.	4,400	76,592
Munters Group AB*(a)(b)	28,640	128,435
Nibe Industrier AB, Class B	9,994	142,412
Nichias Corp.	6,500	117,338
Nichiha Corp.	27,700	728,377
Nippon Sheet Glass Co. Ltd.(a)	82,700	523,278
Okabe Co. Ltd.	36,900	285,820
Reliance Worldwide Corp. Ltd.(a)	52,795	133,911
Rockwool International A/S, Class A	220	48,713
Rockwool International A/S, Class B	402	98,962
Sanwa Holdings Corp.	9,800	110,388
Schweiter Technologies AG	56	55,547
Sekisui Jushi Corp.	11,200	214,871
Takara Standard Co. Ltd.	8,976	141,367
Takasago Thermal Engineering Co. Ltd.	9,100	141,644
Tarkett SA	722	12,163
TOTO Ltd.	3,900	157,509
Uponor OYJ	48,325	512,224

		8,804,359

Investments	Shares	Value ($)
Capital Markets - 2.7%
3i Group plc	59,600	811,871
Amundi SA(b)	1,440	100,046
Anima Holding SpA(b)	288,911	1,073,103
Ashmore Group plc	23,895	156,970
ASX Ltd.	2,924	179,065
AURELIUS Equity Opportunities SE & Co. KGaA	26,240	1,068,123
Avanza Bank Holding AB	6,589	59,343
Azimut Holding SpA	5,680	107,194
Banca Generali SpA	1,397	41,001
Bolsas y Mercados Espanoles SHMSF SA	965	22,971
Brederode SA	80	5,683
Brewin Dolphin Holdings plc	40,522	157,981
Brookfield Asset Management, Inc., Class A	28,320	1,394,703
Bure Equity AB	10,080	189,555
Burford Capital Ltd.	9,671	178,098
CI Financial Corp.	20,359	317,211
Close Brothers Group plc	15,997	260,710
Credit Suisse Group AG (Registered)*	127,280	1,546,645
Daiwa Securities Group, Inc.	92,400	401,258
Deutsche Bank AG (Registered)	82,240	644,625
Deutsche Boerse AG	6,002	844,016
EFG International AG*	6,000	39,091
Euronext NV(b)	1,650	128,138
Fairfax India Holdings Corp.*(b)	4,683	59,708
Fiera Capital Corp.	34,080	290,932
Flow Traders(b)	3,572	95,052
Gimv NV	14,080	832,431
Haitong International Securities Group Ltd.(a)	2,000,000	592,752
Hargreaves Lansdown plc	5,061	130,136
Hong Kong Exchanges & Clearing Ltd.	36,658	1,243,803
IG Group Holdings plc	673	4,712
IGM Financial, Inc.	8,558	237,615
Intermediate Capital Group plc	18,080	307,719
Investec plc	18,480	106,396
IOOF Holdings Ltd.(a)	253,440	1,018,405
Jafco Co. Ltd.	300	11,232
Japan Exchange Group, Inc.	19,000	280,516
Julius Baer Group Ltd.*	4,160	179,174
Jupiter Fund Management plc	4,560	20,871
London Stock Exchange Group plc	9,200	746,415
Macquarie Group Ltd.	10,480	930,294
Magellan Financial Group Ltd.	2,640	112,598
Man Group plc	79,920	167,533
Mason Group Holdings Ltd.	2,078,905	31,604
Monex Group, Inc.(a)	168,000	502,878
Natixis SA	19,440	78,829
Nomura Holdings, Inc.	139,800	442,416
Okasan Securities Group, Inc.	29,600	106,595
Partners Group Holding AG	560	449,244

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Pendal Group Ltd.	6,964	37,391
Perpetual Ltd.(a)	6,880	187,358
Platinum Asset Management Ltd.	31,440	104,449
Quilter plc(b)	162,480	287,879
Rathbone Brothers plc	1,140	30,779
Ratos AB, Class B	199,920	512,661
Rothschild & Co.	6,720	211,742
Sanne Group plc(a)	13,604	91,616
SBI Holdings, Inc.	11,200	257,267
Schroders plc	960	34,947
Schroders plc (Non-Voting)(a)	4,377	132,646
Sparx Group Co. Ltd.	56,700	119,066
St James’s Place plc	12,720	153,258
Standard Life Aberdeen plc	93,060	340,475
TMX Group Ltd.	1,545	115,326
Tokai Tokyo Financial Holdings, Inc.	240,000	733,871
TP ICAP plc	487,977	1,874,368
UBS Group AG (Registered)*	207,680	2,327,484
Value Partners Group Ltd.(a)	8,000	4,814
Vontobel Holding AG (Registered)	339	17,960
Vostok New Ventures Ltd., SDR*(a)	6,421	42,837
VZ Holding AG	57	15,805
Yunfeng Financial Group Ltd.*(a)	136,000	71,754

		26,413,014

Chemicals - 3.1%
ADEKA Corp.	4,200	61,893
Air Liquide SA	12,052	1,677,337
Air Water, Inc.	6,000	98,752
Akzo Nobel NV	6,045	575,121
Arkema SA	4,800	436,631
Asahi Kasei Corp.	64,000	656,063
BASF SE	49,120	3,310,398
Borregaard ASA	6,375	67,326
Chemtrade Logistics Income Fund(a)	14,560	111,987
Chr Hansen Holding A/S	2,880	253,532
Chugoku Marine Paints Ltd.	25,800	194,614
CI Takiron Corp.	63,100	407,397
Clariant AG (Registered)*	12,428	228,851
Corbion NV	3,198	105,110
Covestro AG(b)	7,040	322,234
Croda International plc	4,609	264,567
Daicel Corp.	15,700	133,900
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	16,000	444,301
DIC Corp.	2,899	78,900
DuluxGroup Ltd.	12,466	80,337
Elementis plc	9,933	18,365
Elkem ASA(b)	28,160	77,724
EMS-Chemie Holding AG (Registered)	434	273,113
Evonik Industries AG	4,000	115,615
FUCHS PETROLUB SE	3,256	116,189
FUCHS PETROLUB SE (Preference)	2,151	83,679
Fujimori Kogyo Co. Ltd.	11,700	315,951

Investments	Shares	Value ($)
Fuso Chemical Co. Ltd.	1,100	23,231
Givaudan SA (Registered)	240	641,455
Hexpol AB	5,784	44,466
Incitec Pivot Ltd.	54,091	129,742
Ishihara Sangyo Kaisha Ltd.	38,900	419,185
Israel Chemicals Ltd.	29,862	162,593
Israel Corp. Ltd. (The)*	243	59,900
JCU Corp.	8,100	153,533
Johnson Matthey plc	3,360	132,270
JSP Corp.	18,300	320,071
JSR Corp.	8,300	138,289
K+S AG (Registered)	714	11,710
Kaneka Corp.	4,400	164,734
Kansai Paint Co. Ltd.	6,100	121,129
Kanto Denka Kogyo Co. Ltd.	34,400	237,307
Koninklijke DSM NV	5,118	642,777
Konishi Co. Ltd.(a)	19,700	282,686
Kumiai Chemical Industry Co. Ltd.(a)	8,000	66,093
Kuraray Co. Ltd.	25,500	304,379
LANXESS AG	4,683	282,289
Lenzing AG(a)	485	49,761
Lintec Corp.	1,800	38,147
Methanex Corp.	4,720	186,730
Mitsubishi Chemical Holdings Corp.	88,700	634,441
Mitsubishi Gas Chemical Co., Inc.	17,000	228,285
Mitsui Chemicals, Inc.	16,400	378,828
Nihon Parkerizing Co. Ltd.	7,600	85,327
Nippon Kayaku Co. Ltd.	15,100	178,572
Nippon Paint Holdings Co. Ltd.(a)	5,200	227,732
Nippon Shokubai Co. Ltd.	400	26,194
Nippon Soda Co. Ltd.	27,239	690,414
Nissan Chemical Corp.	3,800	167,469
Nitto Denko Corp.	3,300	163,822
NOF Corp.	2,000	72,024
Novozymes A/S, Class B	6,960	325,135
Nufarm Ltd.(a)	256,240	861,873
Nutrien Ltd.	18,640	1,027,141
OCI NV*	1,318	34,794
Okamoto Industries, Inc.	600	28,018
Orica Ltd.	4,722	71,016
Osaka Soda Co. Ltd.(a)	16,800	411,741
Sakata INX Corp.	32,400	326,760
Sanyo Chemical Industries Ltd.	11,400	544,932
Scapa Group plc(a)	24,480	59,170
Shikoku Chemicals Corp.	42,000	444,467
Shin-Etsu Chemical Co. Ltd.	12,800	1,315,073
Shin-Etsu Polymer Co. Ltd.	23,200	164,531
Showa Denko KK	9,700	263,372
Sika AG (Registered)(a)	2,640	384,000
Sirius Minerals plc*(a)	245,130	45,082
SOL SpA	3,009	36,182
Solvay SA	2,720	281,222
Sumitomo Bakelite Co. Ltd.	3,000	102,924
Sumitomo Chemical Co. Ltd.	67,000	308,542
Sumitomo Seika Chemicals Co. Ltd.	8,000	251,992
Symrise AG	3,600	335,249

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Synthomer plc(a)	37,452	138,858
T Hasegawa Co. Ltd.(a)	900	16,031
Taiyo Holdings Co. Ltd.	900	27,810
Taiyo Nippon Sanso Corp.(a)	7,200	148,609
Tayca Corp.(a)	8,100	171,586
Teijin Ltd.	8,200	142,816
Tenma Corp.	8,100	139,209
Tessenderlo Group SA*	779	24,589
Toagosei Co. Ltd.	6,900	71,812
Tokai Carbon Co. Ltd.(a)	11,000	109,316
Tokuyama Corp.	10,600	246,707
Tokyo Ohka Kogyo Co. Ltd.(a)	700	23,919
Toray Industries, Inc.	59,300	411,209
Tosoh Corp.	13,800	194,846
Toyo Ink SC Holdings Co. Ltd.	1,600	35,235
Toyobo Co. Ltd.	72,000	903,854
Ube Industries Ltd.	9,400	197,307
Umicore SA(a)	5,600	177,325
Victrex plc	3,740	93,421
Wacker Chemie AG	1,924	144,597
Yara International ASA	6,240	296,001
Zeon Corp.	8,000	93,871

		29,407,616

Commercial Services & Supplies - 0.8%
Babcock International Group plc	12,240	71,399
Bell System24 Holdings, Inc.	5,600	80,512
Biffa plc(a)(b)	52,800	141,909
Bilfinger SE	4,914	145,973
Boyd Group Income Fund	300	38,822
Brambles Ltd.	64,218	580,721
Bravida Holding AB(b)	12,702	106,588
CITIC Envirotech Ltd.	406,500	96,535
Cleanaway Waste Management Ltd.	120,181	200,460
Coor Service Management Holding AB(b)	16,960	144,440
Dai Nippon Printing Co. Ltd.	3,900	82,400
Daiseki Co. Ltd.(a)	2,500	59,774
Downer EDI Ltd.	45,280	225,331
Duskin Co. Ltd.	5,700	152,035
Edenred	5,681	287,418
Elis SA	7,560	141,242
Elis SA - XLON	4,520	84,547
G4S plc	125,920	295,337
HomeServe plc	11,489	160,513
Intrum AB	8,000	211,484
ISS A/S	1,600	45,173
IWG plc	39,525	183,374
Kokuyo Co. Ltd.	5,600	75,973
Lassila & Tikanoja OYJ	960	14,665
Loomis AB, Class B	2,271	78,832
Mitsubishi Pencil Co. Ltd.	1,800	28,067
Nippon Kanzai Co. Ltd.	1,300	21,983
Okamura Corp.	17,000	167,221
Park24 Co. Ltd.	2,200	48,204
PayPoint plc	3,648	42,345
Pilot Corp.	500	18,973
Prestige International, Inc.	2,000	30,910

Investments	Shares	Value ($)
Relia, Inc.	2,100	25,028
Rentokil Initial plc	58,560	311,911
Ritchie Bros Auctioneers, Inc.	4,230	153,493
Sato Holdings Corp.	1,100	26,807
Secom Co. Ltd.	5,400	425,286
Securitas AB, Class B	7,047	110,188
Serco Group plc*	57,046	102,959
SmartGroup Corp. Ltd.(a)	918	5,948
Societe BIC SA	1,944	136,144
Sohgo Security Services Co. Ltd.	2,900	141,561
Tomra Systems ASA	2,590	77,207
Toppan Printing Co. Ltd.	15,000	245,637
Transcontinental, Inc., Class A	56,080	648,284
Waste Connections, Inc.	9,200	838,695

		7,312,308

Communications Equipment - 0.2%
Nokia OYJ	183,520	997,034
Telefonaktiebolaget LM Ericsson, Class A	14,984	136,827
Telefonaktiebolaget LM Ericsson, Class B	72,971	647,319

		1,781,180

Construction & Engineering - 2.3%
ACS Actividades de Construccion y Servicios SA	18,045	735,342
Aecon Group, Inc.	294	4,549
AF Gruppen ASA	2,860	55,035
Arcadis NV(a)	59,715	1,226,679
Badger Daylighting Ltd.	2,812	102,060
Balfour Beatty plc	598,320	1,509,183
Boskalis Westminster	218	4,973
Bouygues SA	7,680	276,879
Chiyoda Corp.*(a)	4,000	10,831
Cie d’Entreprises CFE	282	24,993
CIMIC Group Ltd.	5,661	143,159
COMSYS Holdings Corp.	4,300	109,267
Dai-Dan Co. Ltd.	24,100	492,099
Daiho Corp.(a)	16,000	399,650
Eiffage SA	2,640	262,663
Elecnor SA	38,000	480,209
Electra Ltd.	160	45,700
Ferrovial SA	18,676	489,695
Fomento de Construcciones y Contratas SA	3,542	45,352
Galliford Try plc(a)	81,245	588,924
Gold-Finance Holdings Ltd.*(b)(d)	89,827	826
Hazama Ando Corp.	32,000	222,224
HOCHTIEF AG	442	50,590
JGC Corp.	5,400	70,873
John Laing Group plc(b)	403,600	1,906,577
Kajima Corp.	19,500	252,876
Kandenko Co. Ltd.	3,000	26,360
Kier Group plc(a)	131,555	99,307
Kinden Corp.	7,500	114,391
Koninklijke BAM Groep NV(a)	202,240	683,628
Koninklijke Volkerwessels NV	18,005	361,243
Kumagai Gumi Co. Ltd.	6,500	174,810
Kyowa Exeo Corp.	3,900	94,362

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kyudenko Corp.	2,100	65,471
Maeda Corp.	8,100	61,174
Maeda Road Construction Co. Ltd.	3,000	64,048
Maire Tecnimont SpA(a)	76,160	185,365
Mirait Holdings Corp.(a)	13,700	204,033
Monadelphous Group Ltd.	9,080	118,471
Morgan Sindall Group plc(a)	36,240	498,765
NCC AB, Class B	246	3,959
Nippo Corp.	2,000	38,388
Nippon Densetsu Kogyo Co. Ltd.	1,700	32,818
Nishimatsu Construction Co. Ltd.	2,600	49,498
Obayashi Corp.	32,100	306,292
Okumura Corp.(a)	3,000	85,931
Peab AB	3,999	34,203
Penta-Ocean Construction Co. Ltd.(a)	17,100	83,472
Porr Ag(a)	6,880	151,672
Raito Kogyo Co. Ltd.	40,100	532,943
Sacyr SA(a)	267,487	693,921
Salini Impregilo SpA*(a)	141,440	274,014
Sanki Engineering Co. Ltd.	33,600	381,569
Shapir Engineering and Industry Ltd.	18,954	72,631
Shikun & Binui Ltd.	18,400	63,720
Shimizu Corp.	30,600	248,295
Shinnihon Corp.	16,200	128,168
SHO-BOND Holdings Co. Ltd.(a)	1,200	41,391
Skanska AB, Class B	19,231	362,342
SNC-Lavalin Group, Inc.	6,480	103,037
Sumitomo Densetsu Co. Ltd.	16,000	286,033
Sumitomo Mitsui Construction Co. Ltd.	137,640	736,531
Sweco AB, Class B	3,381	95,159
Taihei Dengyo Kaisha Ltd.(a)	16,200	335,563
Taikisha Ltd.	4,500	135,114
Taisei Corp.	11,500	399,309
Takamatsu Construction Group Co. Ltd.	13,400	283,612
Toda Corp.(a)	25,000	138,153
Toenec Corp.	8,000	235,782
Tokyu Construction Co. Ltd.	64,800	445,826
Toshiba Plant Systems & Services Corp.	3,800	64,013
Totetsu Kogyo Co. Ltd.	1,800	49,652
Veidekke ASA	14,056	127,879
Vinci SA	14,160	1,469,998
WSP Global, Inc.	1,210	68,593
YIT OYJ	148,800	831,683
Yokogawa Bridge Holdings Corp.	32,400	508,194
Yurtec Corp.	32,200	215,606

		22,377,600

Construction Materials - 0.6%
Adelaide Brighton Ltd.	8,796	21,462
Boral Ltd.	55,600	197,743
Brickworks Ltd.(a)	9,360	108,061
Buzzi Unicem SpA	5,653	115,811
Buzzi Unicem SpA (Retirement Savings Plan)(a)	1,925	27,391

Investments	Shares	Value ($)
Cementir Holding SpA	57,072	404,775
CRH plc	23,280	779,617
CSR Ltd.	435,600	1,209,956
Fletcher Building Ltd.(a)	17,649	57,776
HeidelbergCement AG	9,040	660,474
Ibstock plc(b)	9,600	27,130
Imerys SA	33	1,390
James Hardie Industries plc, CHDI	7,840	107,480
Krosaki Harima Corp.	2,700	149,703
LafargeHolcim Ltd. (Registered)*(a)	17,238	852,323
Mitani Sekisan Co. Ltd.	8,100	222,764
Rhi Magnesita NV	2,800	153,527
Sumitomo Osaka Cement Co. Ltd.(a)	1,700	65,291
Taiheiyo Cement Corp.	8,100	229,404
Wienerberger AG	3,846	88,640

		5,480,718

Consumer Finance - 0.4%
Acom Co. Ltd.	56,000	199,088
AEON Financial Service Co. Ltd.	4,800	77,985
Aiful Corp.*	264,000	542,224
Allied Properties HK Ltd.	1,678,000	372,989
Amigo Holdings plc(b)	24,080	48,650
B2Holding ASA(a)	327,576	370,569
Cembra Money Bank AG	3,120	302,703
Credit Corp. Group Ltd.(a)	6,029	104,510
Credit Saison Co. Ltd.	16,200	198,593
Hitachi Capital Corp.	9,700	200,566
Hong Leong Finance Ltd.	200,000	404,808
Jaccs Co. Ltd.(a)	22,400	447,897
Provident Financial plc	19,760	105,467
Resurs Holding AB(b)	1,774	10,356
Sun Hung Kai & Co. Ltd.	105,996	48,747

		3,435,152

Containers & Packaging - 0.3%
BillerudKorsnas AB(a)	12,245	142,960
CCL Industries, Inc., Class B	2,960	148,772
DS Smith plc	47,600	207,899
FP Corp.(a)	600	37,246
Fuji Seal International, Inc.	2,000	59,130
Huhtamaki OYJ	2,051	78,464
Intertape Polymer Group, Inc.(a)	55,840	773,081
Mayr Melnhof Karton AG	275	34,905
Orora Ltd.	44,370	103,367
Pack Corp. (The)	1,200	36,473
Pact Group Holdings Ltd.(a)	166,952	323,351
Rengo Co. Ltd.	16,800	128,582
Smurfit Kappa Group plc	8,640	274,356
Toyo Seikan Group Holdings Ltd.	5,600	98,461
Vidrala SA	1,239	113,119
Winpak Ltd.	4,494	155,578

		2,715,744

Distributors - 0.1%
Arata Corp.(a)	11,500	374,419
Bapcor Ltd.(a)	25,156	108,714
Doshisha Co. Ltd.	1,800	28,183
Inchcape plc	4,530	34,640

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Jardine Cycle & Carriage Ltd.	10,322	255,005
PALTAC Corp.	800	39,493

		840,454

Diversified Consumer Services - 0.1%
AcadeMedia AB*(b)	49,840	261,847
Benesse Holdings, Inc.	2,000	47,138
G8 Education Ltd.(a)	28,720	57,406
IDP Education Ltd.	6,853	90,784
InvoCare Ltd.(a)	4,344	46,798

		503,973

Diversified Financial Services - 1.1%
Ackermans & van Haaren NV	784	115,049
Aker ASA, Class A	760	40,586
AMP Ltd.(a)	117,623	145,118
Banca Farmafactoring SpA(b)	56,640	309,009
Banca IFIS SpA(a)	14,960	213,702
Banca Mediolanum SpA	28,463	204,880
Banque Nationale de Belgique	120	311,307
Cerved Group SpA	10,505	83,570
Challenger Ltd.(a)	11,680	57,078
doValue SpA(b)	3,680	46,546
ECN Capital Corp.	202,593	729,745
Element Fleet Management Corp.(a)	36,560	279,528
Eurazeo SE	4,285	289,356
EXOR NV	5,120	358,910
FFP	1,130	115,623
Financial Products Group Co. Ltd.(a)	56,000	498,236
First Pacific Co. Ltd.	2,080,000	874,206
Fuyo General Lease Co. Ltd.	700	41,907
GRENKE AG	495	42,988
Groupe Bruxelles Lambert SA	1,760	167,505
HAL Trust(a)	1,776	278,022
IBJ Leasing Co. Ltd.	29,638	748,764
Industrivarden AB, Class A	8,378	188,116
Industrivarden AB, Class C	250	5,483
Investor AB, Class A	2,092	100,270
Investor AB, Class B	17,600	845,036
Japan Investment Adviser Co. Ltd.(a)	16,000	274,096
Japan Securities Finance Co. Ltd.	80,000	408,934
KBC Ancora	1,377	59,425
Kinnevik AB, Class A	7,520	199,893
Kinnevik AB, Class B	3,760	96,732
L E Lundbergforetagen AB, Class B	1,348	50,389
Mitsubishi UFJ Lease & Finance Co. Ltd.	21,500	115,050
Onex Corp.	1,520	92,289
ORIX Corp.	65,500	942,006
Pargesa Holding SA	1,265	95,450
Plus500 Ltd.(a)	80,960	594,194
Ricoh Leasing Co. Ltd.	8,000	247,202
Sofina SA	330	64,372
SRH NV*‡(d)	2,857	—
Tokyo Century Corp.	600	25,006
Wendel SA	1,377	191,644
Zenkoku Hosho Co. Ltd.	1,600	62,851

		10,610,073

Investments	Shares	Value ($)
Diversified Telecommunication Services - 1.4%
ARTERIA Networks Corp.*	24,000	277,412
BCE, Inc.	5,850	265,692
Bezeq The Israeli Telecommunication Corp. Ltd.	3,283	2,253
BT Group plc	424,640	1,004,440
Cellnex Telecom SA*(b)	5,760	217,343
Chorus Ltd.	38,130	139,041
Deutsche Telekom AG (Registered)	94,400	1,563,962
Elisa OYJ	5,239	247,790
Euskaltel SA(b)	23,652	208,040
Gamma Communications plc	1,701	22,807
HKBN Ltd.	51,500	93,291
HKT Trust & HKT Ltd.	168,400	269,340
Iliad SA	1,200	125,324
Infrastrutture Wireless Italiane SpA(b)	5,179	52,935
Inmarsat plc	3,680	25,801
Internet Initiative Japan, Inc.	2,300	43,426
Koninklijke KPN NV	159,866	459,405
Nippon Telegraph & Telephone Corp.	32,500	1,473,313
Orange SA	110,320	1,648,997
PCCW Ltd.	206,035	117,653
Proximus SADP	10,922	313,864
Singapore Telecommunications Ltd.	192,000	467,181
Spark New Zealand Ltd.	74,170	194,830
SpeedCast International Ltd.	65,120	84,606
Sunrise Communications Group AG*(b)	2,795	208,072
Swisscom AG (Registered)	485	236,376
TalkTalk Telecom Group plc	121,905	157,178
Telecom Italia SpA*(a)	367,419	208,878
Telecom Italia SpA (Retirement Savings Plan)	358,572	191,632
Telefonica Deutschland Holding AG	14,053	35,690
Telefonica SA	222,503	1,714,573
Telekom Austria AG*	1,426	10,638
Telenor ASA	22,800	467,561
Telia Co. AB	90,480	406,979
Telstra Corp. Ltd.	81,520	223,065
TELUS Corp.	8,400	303,466
United Internet AG (Registered)	5,842	176,076
Vocus Group Ltd.*	70,640	157,264

		13,816,194

Electric Utilities - 1.4%
Acciona SA	1,497	160,509
Alpiq Holding AG (Registered)*	1,915	136,565
AusNet Services	147,818	180,843
BKW AG	1,400	91,071
Chubu Electric Power Co., Inc.	31,400	445,080
Chugoku Electric Power Co., Inc. (The)	4,206	52,645
CK Infrastructure Holdings Ltd.	24,000	186,563

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
CLP Holdings Ltd.	62,500	680,658
Contact Energy Ltd.	20,140	103,548
EDP - Energias de Portugal SA	135,920	502,578
Electricite de France SA(a)	14,544	181,608
Elia System Operator SA/NV(a)	1,224	93,761
Emera, Inc.(a)	5,346	223,098
Endesa SA	2,320	57,732
Enel SpA	380,352	2,625,177
EVN AG	2,240	35,864
Fortis, Inc.(a)	10,353	410,131
Fortum OYJ	11,120	257,525
Genesis Energy Ltd.	13,435	30,414
HK Electric Investments & HK Electric Investments Ltd.(b)	174,000	176,492
Hokkaido Electric Power Co., Inc.	10,100	57,488
Hokuriku Electric Power Co.	15,000	108,036
Hydro One Ltd.(b)	14,720	261,298
Iberdrola SA, Placement Shares*(d)	4,021	38,368
Iberdrola SA	172,905	1,649,831
Infratil Ltd.	42,865	131,553
Kansai Electric Power Co., Inc. (The)	44,100	546,706
Kyushu Electric Power Co., Inc.	32,000	319,189
Mercury NZ Ltd.	17,270	52,033
Okinawa Electric Power Co., Inc. (The)	11,215	175,288
Orsted A/S(b)	5,600	514,522
Power Assets Holdings Ltd.	56,000	401,691
Red Electrica Corp. SA	10,125	192,771
Romande Energie Holding SA (Registered)	76	95,960
Shikoku Electric Power Co., Inc.(a)	8,600	81,346
Spark Infrastructure Group(a)	1,230	2,009
SSE plc	62,009	835,576
Terna Rete Elettrica Nazionale SpA	56,960	349,060
Tohoku Electric Power Co., Inc.	22,500	226,088
Tokyo Electric Power Co. Holdings, Inc.*	58,415	282,458
Trustpower Ltd.	25,928	129,884
Verbund AG	3,625	204,225

		13,287,242

Electrical Equipment - 1.1%
ABB Ltd. (Registered)	51,401	976,359
Fagerhult AB(a)	4,207	26,313
Fuji Electric Co. Ltd.	4,800	148,763
Fujikura Ltd.	4,700	17,402
Futaba Corp.	3,400	45,594
Huber + Suhner AG (Registered)	867	69,535
Johnson Electric Holdings Ltd.	280,000	507,211
Legrand SA	9,520	676,888
Mabuchi Motor Co. Ltd.	2,000	69,629
Melrose Industries plc	156,960	359,299
Mitsubishi Electric Corp.	73,900	975,010
Nexans SA	29,760	1,014,256
Nidec Corp.	7,755	1,051,023
Nippon Carbon Co. Ltd.(a)	8,100	314,824
Nissin Electric Co. Ltd.(a)	48,000	555,266
Nitto Kogyo Corp.(a)	8,200	157,845

Investments	Shares	Value ($)
Nordex SE*	3,040	36,081
OSRAM Licht AG	4,182	160,175
Prysmian SpA	9,428	195,981
Sanyo Denki Co. Ltd.	11,200	491,531
Schneider Electric SE	17,760	1,543,953
Siemens Gamesa Renewable Energy SA	8,096	114,254
Signify NV(b)	9,920	271,153
Somfy SA	275	25,015
TKH Group NV, CVA	2,194	131,423
Ushio, Inc.	5,900	75,859
Vestas Wind Systems A/S	7,440	615,466

		10,626,108

Electronic Equipment, Instruments & Components - 1.9%
Alps Alpine Co. Ltd.	11,748	216,403
ALSO Holding AG (Registered)*	1,120	172,865
Amano Corp.	2,600	78,904
Anritsu Corp.(a)	6,200	115,463
AT&S Austria Technologie & Systemtechnik AG(a)	26,000	424,384
Azbil Corp.	3,000	72,254
Barco NV	440	92,492
Canon Electronics, Inc.	13,200	217,376
Canon Marketing Japan, Inc.(a)	3,700	71,427
Carel Industries SpA(a)(b)	12,720	158,619
Celestica, Inc.*	90,800	649,288
Citizen Watch Co. Ltd.(a)	32,000	160,626
CMK Corp.	56,000	323,905
Comet Holding AG (Registered)*(a)	1,120	104,024
CONEXIO Corp.	18,200	247,416
Daiwabo Holdings Co. Ltd.	16,000	782,501
Datalogic SpA(a)	535	9,501
Electrocomponents plc	24,158	180,025
Evertz Technologies Ltd.	1,712	24,901
FIH Mobile Ltd.*(a)	2,277,000	322,880
Halma plc	17,040	415,206
Hamamatsu Photonics KK	3,400	127,295
Hexagon AB, Class B	6,960	340,993
Hirose Electric Co. Ltd.	782	82,611
Hitachi High-Technologies Corp.	1,700	86,898
Hitachi Ltd.	46,700	1,674,017
Horiba Ltd.(a)	800	43,472
Hosiden Corp.	48,000	539,351
Inficon Holding AG (Registered)	110	69,167
Ingenico Group SA	447	42,801
Iriso Electronics Co. Ltd.	1,200	55,261
Japan Aviation Electronics Industry Ltd.	2,044	28,728
Japan Display, Inc.*(a)	72,000	49,735
Jenoptik AG	2,585	73,393
Kaga Electronics Co. Ltd.	10,300	157,287
Keyence Corp.	2,700	1,569,892
Koa Corp.	8,100	98,849
Kyocera Corp.	11,600	714,750
Lagercrantz Group AB, Class B	1,944	24,479
Landis+Gyr Group AG*	2,640	215,200
LEM Holding SA (Registered)	27	37,473

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Macnica Fuji Electronics Holdings, Inc.(a)	31,800	444,600
Meiko Electronics Co. Ltd.(a)	16,200	277,075
Murata Manufacturing Co. Ltd.	19,200	856,418
Mycronic AB	3,001	46,549
Nichicon Corp.	69,900	580,059
Nippon Ceramic Co. Ltd.	900	23,682
Nippon Signal Co. Ltd.	41,500	464,020
Nissha Co. Ltd.	33,700	396,051
Nohmi Bosai Ltd.	10,100	207,535
Oki Electric Industry Co. Ltd.	72,000	970,168
Omron Corp.	8,300	400,571
Optex Group Co. Ltd.	1,000	12,765
Renishaw plc	1,617	76,307
Restar Holdings Corp.	24,000	364,283
Ryosan Co. Ltd.(a)	17,600	432,969
Shimadzu Corp.	7,000	170,076
Siix Corp.(a)	2,028	25,869
Smart Metering Systems plc	19,920	122,443
Spectris plc	3,026	94,334
Taiyo Yuden Co. Ltd.(a)	2,500	50,403
Tamura Corp.	8,000	45,683
TDK Corp.	4,300	335,446
Topcon Corp.(a)	2,200	26,017
V Technology Co. Ltd.(a)	6,400	305,927
Venture Corp. Ltd.	18,100	205,527
VSTECS Holdings Ltd.(a)	644,000	354,583
Yaskawa Electric Corp.	8,000	268,939
Yokogawa Electric Corp.	8,000	144,637

		18,575,048

Energy Equipment & Services - 0.6%
Aker Solutions ASA*	7,535	24,452
Borr Drilling Ltd.*	9,328	90,345
BW Offshore Ltd.*	82,000	467,779
CGG SA*	52,560	116,982
Enerflex Ltd.	75,425	954,049
Hunting plc(a)	21,556	134,611
John Wood Group plc	6,800	44,212
Northern Drilling Ltd.*	16,960	78,018
Ocean Yield ASA(a)	34,104	203,870
Odfjell Drilling Ltd.*(a)	40,528	121,921
Pason Systems, Inc.	2,356	31,828
Petrofac Ltd.	238,880	1,227,608
PGS ASA*	62,000	89,516
Precision Drilling Corp.*	241,840	418,061
Saipem SpA*	41,391	207,013
SBM Offshore NV	9,020	180,270
Secure Energy Services, Inc.	18,144	96,997
Subsea 7 SA(a)	17,002	184,881
TechnipFMC plc	16,640	458,266
Tecnicas Reunidas SA*	8,640	210,288
Tenaris SA	6,336	80,316
TGS NOPEC Geophysical Co. ASA	1,140	27,921
WorleyParsons Ltd.	15,811	175,998

		5,625,202

Entertainment - 0.6%
Akatsuki, Inc.(a)	8,000	540,087

Investments	Shares	Value ($)
Avex, Inc.	32,000	412,913
Capcom Co. Ltd.	2,600	54,886
Cineplex, Inc.(a)	6,480	116,952
Cineworld Group plc	74,861	233,834
CTS Eventim AG & Co. KGaA	1,375	69,259
Daiichikosho Co. Ltd.	1,100	45,743
DeNA Co. Ltd.	4,000	76,813
Entertainment One Ltd.	17,120	92,445
EVENT Hospitality and Entertainment Ltd.(a)	2,282	19,582
IGG, Inc.(a)	795,000	760,683
Kinepolis Group NV	1,030	61,354
Koei Tecmo Holdings Co. Ltd.	1,728	33,454
Konami Holdings Corp.	2,200	94,018
Modern Times Group MTG AB, Class B*	59,546	556,780
Nexon Co. Ltd.*	9,800	156,331
Nintendo Co. Ltd.	3,500	1,292,655
Paradox Interactive AB(a)	952	15,273
Shochiku Co. Ltd.(a)	300	33,101
Square Enix Holdings Co. Ltd.	1,800	62,086
Toei Animation Co. Ltd.	900	37,882
Toho Co. Ltd.	4,100	160,488
Ubisoft Entertainment SA*	2,066	171,969
Vivendi SA	28,080	787,234

		5,885,822

Equity Real Estate Investment Trusts (REITs) - 2.5%
Abacus Property Group	55,680	159,266
Activia Properties, Inc.	15	69,008
Advance Residence Investment Corp.(a)	41	127,447
Aedifica SA	1,526	161,240
AEON REIT Investment Corp.	29	37,741
ALE Property Group(a)	9,405	33,708
Allied Properties REIT	6,211	231,432
alstria office REIT-AG	6,756	109,823
Altarea SCA	129	26,485
Argosy Property Ltd.	64,665	60,604
Artis REIT	76,560	680,974
Ascendas REIT	120,000	268,313
Ascott Residence Trust	55,364	52,995
Assura plc	23,120	18,288
Aventus Group(a)	294,666	501,653
Befimmo SA	657	37,380
Big Yellow Group plc	17,823	215,833
British Land Co. plc (The)	16,528	102,808
BWP Trust	52,734	136,664
Canadian Apartment Properties REIT	5,101	189,217
CapitaLand Mall Trust	10,900	20,867
CapitaLand Retail China Trust	95,662	111,141
CDL Hospitality Trusts	36,800	44,099
Champion REIT	132,000	98,141
Charter Hall Education Trust(a)	52,383	136,477
Charter Hall Group	16,271	126,951
Charter Hall Long Wale REIT	2,960	10,589
Charter Hall Retail REIT	45,600	142,063
Choice Properties REIT(a)	15,440	161,437

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Cofinimmo SA	491	65,274
Comforia Residential REIT, Inc.	34	101,930
Cominar REIT(a)	64,080	608,520
Covivio	1,994	205,028
Cromwell Property Group(a)	213,520	173,659
Daiwa House REIT Investment Corp.	42	103,090
Derwent London plc	7,442	266,081
Dexus	40,960	370,400
Dream Global REIT	24,960	267,819
Dream Industrial REIT(a)	35,040	323,676
Dream Office REIT	7,025	131,550
ESR-REIT	72,000	27,620
Eurocommercial Properties NV, CVA	33,760	856,263
Far East Hospitality Trust	53,976	26,819
Fortune REIT	48,000	62,913
Frasers Centrepoint Trust	25,775	49,156
Frasers Commercial Trust	24,119	28,374
Frasers Hospitality Trust	39,200	20,050
Frasers Logistics & Industrial Trust(b)	125,180	109,763
Frontier Real Estate Investment Corp.	12	51,835
Fukuoka REIT Corp.	26	43,128
GDI Property Group	9,440	9,304
Gecina SA	1,840	283,944
Global One Real Estate Investment Corp.	48	61,185
GLP J-Reit	74	82,741
Goodman Group	54,640	557,754
Goodman Property Trust	19,085	25,822
GPT Group (The)	75,280	322,217
Granite REIT	2,800	130,794
Growthpoint Properties Australia Ltd.	19,121	57,856
Hamborner REIT AG	6,058	60,563
Hammerson plc	2,839	7,450
Hankyu Hanshin REIT, Inc.	26	37,117
Heiwa Real Estate REIT, Inc.	800	980,705
Hibernia REIT plc	137,840	231,741
Hoshino Resorts REIT, Inc.	24	124,449
Hulic Reit, Inc.	23	41,138
ICADE	2,407	210,376
Ichigo Office REIT Investment	184	175,400
Immobiliare Grande Distribuzione SIIQ SpA(a)	23,342	151,256
Industrial & Infrastructure Fund Investment Corp.	94	123,284
Inmobiliaria Colonial Socimi SA	12,081	135,855
InterRent REIT	1,944	21,806
Intu Properties plc(a)	755,040	442,377
Invincible Investment Corp.	121	69,652
Japan Hotel REIT Investment Corp.	77	64,394
Japan Logistics Fund, Inc.	19	45,726
Japan Prime Realty Investment Corp.	25	110,868
Japan Real Estate Investment Corp.	18	112,899

Investments	Shares	Value ($)
Japan Rental Housing Investments, Inc.	26	21,887
Japan Retail Fund Investment Corp.	52	104,790
Kenedix Office Investment Corp.	9	64,822
Kenedix Residential Next Investment Corp.(a)	34	60,312
Kenedix Retail REIT Corp.	31	74,320
Keppel DC REIT	139,440	174,230
Keppel REIT	80,733	73,150
Killam Apartment REIT	9,680	144,557
Kiwi Property Group Ltd.	3,973	4,248
Klepierre SA	3,280	101,670
Land Securities Group plc	11,280	109,970
LaSalle Logiport REIT	129	161,941
Link REIT	59,801	698,247
LondonMetric Property plc	95,992	238,601
Mapletree Commercial Trust	32,090	48,538
Mapletree Industrial Trust	33,416	54,938
Mapletree Logistics Trust	73,207	82,378
Mapletree North Asia Commercial Trust(b)	49,500	51,361
MCUBS MidCity Investment Corp.	100	99,839
Mercialys SA	48,800	555,293
Merlin Properties Socimi SA	2,960	40,701
Mirai Corp.	1,296	674,409
Mirvac Group	143,760	319,059
Mori Hills REIT Investment Corp.(a)	58	85,631
National Storage REIT(a)	70,798	80,028
Nippon Accommodations Fund, Inc.	8	47,230
Nippon Building Fund, Inc.	40	281,464
Nippon Prologis REIT, Inc.	41	98,823
NIPPON REIT Investment Corp.	33	132,821
Nomura Real Estate Master Fund, Inc.	159	253,199
Northview Apartment REIT	22,080	457,355
One REIT, Inc.	14	39,908
Orix JREIT, Inc.	134	260,780
OUE Hospitality Trust	60,500	32,935
Parkway Life REIT	12,500	27,949
Precinct Properties New Zealand Ltd.	22,735	26,784
Premier Investment Corp.	90	121,603
Primary Health Properties plc	110,859	178,636
Property for Industry Ltd.	51,499	77,496
Regal REIT	681,000	196,612
Reit 1 Ltd.	132,880	696,529
Retail Estates NV	694	62,666
Safestore Holdings plc	12,195	93,326
Scentre Group	128,960	354,654
Secure Income REIT plc	14,030	71,980
Segro plc	46,993	439,725
Sekisui House Reit, Inc.	55	42,754
Shaftesbury plc	4,480	43,144
Shopping Centres Australasia Property Group	100,734	169,411
Societe Fonciere Lyonnaise SA	972	73,158
SPH REIT	44,800	35,027

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Star Asia Investment Corp.(a)	78	84,268
Starhill Global REIT	72,900	42,348
Stockland	76,425	240,729
Summit Industrial Income REIT(a)	35,040	348,225
Sunlight REIT	55,000	40,400
Suntec REIT	148,800	207,671
Terreis	968	36,968
Tokyu REIT, Inc.(a)	40	72,687
Tritax Big Box REIT plc(a)	120,060	224,921
Unibail-Rodamco-Westfield(a)	4,640	625,107
Unibail-Rodamco-Westfield, CHDI	5	35
UNITE Group plc (The)	9,133	115,408
United Urban Investment Corp.	84	142,431
Vicinity Centres	23,616	42,484
Vital Healthcare Property Trust(a)	43,976	75,898
Warehouses De Pauw CVA, CVA	851	143,073
Wereldhave NV	37,040	794,289
Workspace Group plc	8,954	92,589

		24,414,685

Food & Staples Retailing - 1.4%
Aeon Co. Ltd.(a)	33,413	582,246
Ain Holdings, Inc.	800	44,062
Alimentation Couche-Tard, Inc., Class B	11,280	694,934
Arcs Co. Ltd.(a)	42,818	897,177
Axfood AB	3,184	67,509
Axial Retailing, Inc.	16,000	557,034
Belc Co. Ltd.(a)	800	37,283
Carrefour SA(a)	10,046	194,679
Casino Guichard Perrachon SA(a)	3,920	145,775
Cawachi Ltd.	8,000	149,648
cocokara fine, Inc.	16,000	848,814
Coles Group Ltd.*	26,320	257,603
Colruyt SA	1,990	104,513
Cosmos Pharmaceutical Corp.	100	18,577
Create SD Holdings Co. Ltd.	2,000	45,204
Daikokutenbussan Co. Ltd.	400	12,065
Dairy Farm International Holdings Ltd.	7,600	57,000
Empire Co. Ltd., Class A	1,666	44,316
FamilyMart UNY Holdings Co. Ltd.(a)	10,948	234,942
George Weston Ltd.	1,920	152,617
Heiwado Co. Ltd.	1,200	22,116
ICA Gruppen AB	4,604	205,984
Inageya Co. Ltd.	2,398	32,732
Itochu-Shokuhin Co. Ltd.	400	16,468
J Sainsbury plc	105,840	254,850
Kato Sangyo Co. Ltd.	1,400	41,649
Kesko OYJ, Class A	562	31,912
Kesko OYJ, Class B	2,318	141,534
Kobe Bussan Co. Ltd.	800	45,093
Koninklijke Ahold Delhaize NV	64,720	1,473,972
Kusuri no Aoki Holdings Co. Ltd.	600	40,064
Life Corp.(a)	24,000	498,015
Loblaw Cos. Ltd.	4,800	250,317
MARR SpA	1,155	25,077

Investments	Shares	Value ($)
Matsumotokiyoshi Holdings Co. Ltd.	3,600	121,354
Metcash Ltd.(a)	120,880	234,953
METRO AG	13,120	204,509
Metro, Inc.	10,703	420,736
Ministop Co. Ltd.	1,000	13,732
Nihon Chouzai Co. Ltd.	3,400	103,652
North West Co., Inc. (The)	95	2,186
Olam International Ltd.	35,100	49,756
Qol Holdings Co. Ltd.	1,500	22,712
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	243	12,904
Retail Partners Co. Ltd.	23,400	263,149
Seven & i Holdings Co. Ltd.(a)	24,300	834,358
Sheng Siong Group Ltd.	51,500	43,652
Shufersal Ltd.	3,578	26,542
Sligro Food Group NV(a)	1,155	37,293
Sonae SGPS SA	76,391	71,870
Sugi Holdings Co. Ltd.	800	38,757
Sundrug Co. Ltd.	1,600	44,578
Tesco plc	253,360	692,736
Tsuruha Holdings, Inc.	900	92,259
United Super Markets Holdings, Inc.(a)	2,000	17,849
Valor Holdings Co. Ltd.	10,400	216,286
Welcia Holdings Co. Ltd.(a)	1,800	84,218
Wm Morrison Supermarkets plc	101,680	242,343
Woolworths Group Ltd.	35,040	860,270
Yaoko Co. Ltd.(a)	1,800	83,058
Yokohama Reito Co. Ltd.	40,100	378,563

		13,440,056

Food Products - 2.6%
a2 Milk Co. Ltd.*(a)	17,120	203,612
AAK AB	5,004	103,229
Agrana Beteiligungs AG	3,909	75,556
Ajinomoto Co., Inc.	22,100	398,339
Ariake Japan Co. Ltd.	800	49,956
Aryzta AG*(a)	830,430	695,548
Associated British Foods plc	6,314	187,095
Austevoll Seafood ASA	8,913	91,643
Bakkafrost P/F	2,188	127,059
Bakkavor Group plc(b)	72,800	94,132
Barry Callebaut AG (Registered)	38	74,810
Bega Cheese Ltd.(a)	7,095	21,664
Bell Food Group AG (Registered)*	320	85,980
Bellamy’s Australia Ltd.*(a)	1,296	9,022
Bonduelle SCA(a)	14,685	436,552
Bourbon Corp.	14,500	225,964
Calbee, Inc.	3,200	91,071
Chocoladefabriken Lindt & Spruengli AG	43	318,374
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	498,788
Costa Group Holdings Ltd.(a)	13,860	37,925
Cranswick plc	2,274	74,121
Danone SA	17,614	1,537,536
DyDo Group Holdings, Inc.(a)	500	19,756
Ebro Foods SA(a)	4,297	87,170

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Elders Ltd.(a)	83,390	423,602
Emmi AG (Registered)	41	34,436
First Resources Ltd.	24,300	27,699
ForFarmers NV(a)	16,757	133,026
Freedom Foods Group Ltd.	4,368	14,361
Fuji Oil Holdings, Inc.	3,400	105,218
Fujicco Co. Ltd.	2,000	36,307
Fujiya Co. Ltd.	400	7,129
Glanbia plc	5,838	76,700
GrainCorp Ltd., Class A	10,837	64,087
Greencore Group plc	27,840	72,882
Grieg Seafood ASA	8,400	120,706
House Foods Group, Inc.	2,400	88,860
Inghams Group Ltd.	43,760	122,456
Itoham Yonekyu Holdings, Inc.(a)	6,500	42,924
Japfa Ltd.	182,200	67,898
Kagome Co. Ltd.	900	21,013
Kameda Seika Co. Ltd.	900	42,192
Kerry Group plc, Class A	4,960	582,068
Kikkoman Corp.	4,000	183,283
Kotobuki Spirits Co. Ltd.	1,000	59,498
LDC SA	3,138	379,083
Leroy Seafood Group ASA	18,318	116,803
Lotus Bakeries NV	13	34,159
Maple Leaf Foods, Inc.	1,946	45,866
Maruha Nichiro Corp.	4,400	129,477
MEIJI Holdings Co. Ltd.	3,800	264,941
Mitsui Sugar Co. Ltd.	14,300	306,612
Morinaga & Co. Ltd.	1,100	51,973
Morinaga Milk Industry Co. Ltd.	1,200	46,917
Mowi ASA	19,105	463,575
Nestle SA (Registered)	88,800	9,480,970
Nichirei Corp.	3,500	81,621
Nippon Flour Mills Co. Ltd.	7,000	111,213
Nippon Suisan Kaisha Ltd.	16,000	101,534
Nisshin Oillio Group Ltd. (The)	1,100	32,268
Nisshin Seifun Group, Inc.	7,090	134,846
Nissin Foods Holdings Co. Ltd.	1,500	93,806
Norway Royal Salmon ASA	5,246	115,943
Origin Enterprises plc	106,560	586,694
Orkla ASA	25,066	215,430
Premium Brands Holdings Corp.	1,100	80,459
Prima Meat Packers Ltd.	29,900	564,816
Riken Vitamin Co. Ltd.	16,900	533,889
S Foods, Inc.	4,500	139,259
Sakata Seed Corp.	2,800	91,421
Salmar ASA	3,732	174,014
Saputo, Inc.	4,455	135,229
Savencia SA	3,120	230,661
Scandi Standard AB	42,160	271,159
Schouw & Co. A/S	1,160	87,000
Showa Sangyo Co. Ltd.(a)	6,800	192,273
Strauss Group Ltd.	952	28,966
Suedzucker AG	8,802	137,398
Synlait Milk Ltd.*	1,760	11,674
Tassal Group Ltd.(a)	37,680	133,750
Tate & Lyle plc	1,134	10,489
Toyo Suisan Kaisha Ltd.	2,800	113,341
Vilmorin & Cie SA	6,688	369,715

Investments	Shares	Value ($)
Viscofan SA	825	40,710
Vitasoy International Holdings Ltd.(a)	16,000	75,729
Wessanen	9,410	118,496
WH Group Ltd.(b)	280,000	275,783
Wilmar International Ltd.	136,000	396,507
Yakult Honsha Co. Ltd.	4,300	244,356
Yamazaki Baking Co. Ltd.	2,900	44,391

		25,166,463

Gas Utilities - 0.4%
AltaGas Ltd.(a)	11,723	180,422
APA Group	29,680	225,845
Enagas SA	7,259	159,017
Hong Kong & China Gas Co. Ltd.	307,848	681,931
Italgas SpA	28,609	182,137
Naturgy Energy Group SA	14,080	358,996
Nippon Gas Co. Ltd.	2,000	56,551
Osaka Gas Co. Ltd.	11,700	215,950
Rubis SCA	4,197	237,853
Saibu Gas Co. Ltd.	27,600	577,547
Shizuoka Gas Co. Ltd.	48,000	374,009
Snam SpA	40,631	200,814
Superior Plus Corp.	18,859	189,286
Toho Gas Co. Ltd.	2,000	76,537
Tokyo Gas Co. Ltd.	7,700	193,005

		3,909,900

Health Care Equipment & Supplies - 0.9%
Alcon, Inc.*	14,240	834,263
Ambu A/S, Class B(a)	8,766	129,111
Ansell Ltd.	6,098	117,265
Arjo AB, Class B	4,131	16,803
Asahi Intecc Co. Ltd.	11,200	296,053
BioMerieux	825	70,315
Carl Zeiss Meditec AG	715	79,170
Cochlear Ltd.	1,232	187,112
Coloplast A/S, Class B	3,920	460,699
CYBERDYNE, Inc.*(a)	24,300	138,314
Demant A/S*	2,796	83,109
DiaSorin SpA	869	101,592
Draegerwerk AG & Co. KGaA (Preference)	1,280	69,832
Eiken Chemical Co. Ltd.	1,600	27,041
Elekta AB, Class B	6,069	86,988
Fisher & Paykel Healthcare Corp. Ltd.	12,815	139,555
GN Store Nord A/S	3,824	183,085
Hogy Medical Co. Ltd.	1,200	33,544
Hoya Corp.	10,800	836,049
Koninklijke Philips NV	29,517	1,396,237
Mani, Inc.(a)	1,300	94,230
Menicon Co. Ltd.	1,600	59,314
Nagaileben Co. Ltd.	1,500	31,513
Nakanishi, Inc.	5,100	93,756
Nanosonics Ltd.*(a)	26,752	101,598
Nihon Kohden Corp.	2,300	63,508
Nikkiso Co. Ltd.(a)	8,000	103,523
Nipro Corp.(a)	5,200	58,094
Olympus Corp.	36,400	399,956

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Paramount Bed Holdings Co. Ltd.	800	30,762
Sartorius AG (Preference)	1,400	288,994
Sectra AB, Class B*	1,654	56,035
Siemens Healthineers AG(b)	3,645	153,466
Smith & Nephew plc	28,080	639,172
Sonova Holding AG (Registered)	1,520	352,364
Straumann Holding AG (Registered)	219	179,845
Sysmex Corp.	4,200	307,297
Terumo Corp.	19,000	556,832
Ypsomed Holding AG (Registered)*	81	10,358

		8,866,754

Health Care Providers & Services - 0.6%
Alfresa Holdings Corp.	12,300	299,188
Ambea AB(a)(b)	43,680	309,621
Amplifon SpA	3,837	95,183
As One Corp.	700	58,218
Australian Pharmaceutical Industries Ltd.(a)	251,360	250,346
BML, Inc.	3,300	91,181
Chartwell Retirement Residences	14,947	175,064
EBOS Group Ltd.	1,980	32,592
Evergrande Health Industry Group Ltd.*	125,000	141,321
Fagron	8,568	143,189
Fresenius Medical Care AG & Co. KGaA	4,960	347,363
Fresenius SE & Co. KGaA	10,320	523,268
Galenica AG(b)	3,128	162,087
Healius Ltd.	52,880	106,791
Japan Lifeline Co. Ltd.(a)	3,000	53,438
Korian SA(a)	4,552	181,036
Mediclinic International plc	34,000	142,920
Medipal Holdings Corp.	7,100	151,972
Metlifecare Ltd.(a)	60,480	174,836
NichiiGakkan Co. Ltd.	9,200	146,590
NMC Health plc	1,466	44,409
Orpea	1,118	141,034
Raffles Medical Group Ltd.	4,124	3,104
Ramsay Health Care Ltd.	2,640	132,432
RHOEN-KLINIKUM AG	579	15,472
Ryman Healthcare Ltd.	13,156	112,010
Ship Healthcare Holdings, Inc.	3,300	149,537
Sienna Senior Living, Inc.	2,835	42,747
Sonic Healthcare Ltd.	17,207	332,552
Summerset Group Holdings Ltd.	11,425	42,604
Suzuken Co. Ltd.	3,380	187,717
Toho Holdings Co. Ltd.(a)	4,200	93,961
Town Health International Medical Group Ltd.(d)	398,000	35,082
UDG Healthcare plc	11,405	111,719
Vital KSK Holdings, Inc.(a)	32,400	316,017

		5,346,601

Health Care Technology - 0.0%(e)
CompuGroup Medical SE	624	48,599
M3, Inc.(a)	10,000	204,098

		252,697

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 2.1%
Accor SA	7,600	341,012
Aeon Fantasy Co. Ltd.	500	14,506
Arcland Service Holdings Co. Ltd.	1,400	24,680
Aristocrat Leisure Ltd.	16,240	343,078
Atom Corp.	5,800	53,366
Autogrill SpA	6,257	66,461
Basic-Fit NV*(a)(b)	3,008	95,617
Betsson AB*	103,840	555,291
Carnival plc	7,760	351,849
Cie des Alpes	7,200	199,610
Colowide Co. Ltd.(a)	3,500	68,662
Compass Group plc	44,400	1,132,435
Corporate Travel Management Ltd.(a)	3,366	53,569
Create Restaurants Holdings, Inc.(a)	2,200	33,028
Crown Resorts Ltd.	11,014	90,034
Dalata Hotel Group plc	16,255	84,157
Domino’s Pizza Enterprises Ltd.(a)	1,460	38,813
Domino’s Pizza Group plc	15,345	46,484
Doutor Nichires Holdings Co. Ltd.	2,700	49,934
EI Group plc*	422,080	1,452,253
Evolution Gaming Group AB(b)	6,325	139,117
Flight Centre Travel Group Ltd.(a)	3,119	99,083
Flutter Entertainment plc - SGMX	2,652	212,370
Flutter Entertainment plc - XDUB	405	32,277
Fuji Kyuko Co. Ltd.	1,000	38,637
Galaxy Entertainment Group Ltd.	67,000	462,193
Genting Hong Kong Ltd.	1,944,000	240,892
Genting Singapore Ltd.	144,000	96,803
GL Ltd.	310,200	179,064
Great Canadian Gaming Corp.*	2,860	95,439
Greene King plc	251,040	1,922,392
Greggs plc	8,343	228,420
GVC Holdings plc	19,520	141,400
Hiday Hidaka Corp.(a)	2,191	42,660
HIS Co. Ltd.(a)	800	19,680
Hongkong & Shanghai Hotels Ltd. (The)(a)	24,000	31,395
Ichibanya Co. Ltd.(a)	1,000	47,341
InterContinental Hotels Group plc	6,080	425,760
J D Wetherspoon plc(a)	3,795	71,142
Kindred Group plc, SDR	4,675	28,996
Kisoji Co. Ltd.	1,700	40,866
KOMEDA Holdings Co. Ltd.	1,200	22,326
Kyoritsu Maintenance Co. Ltd.	1,600	69,482
Macau Legend Development Ltd.*	456,000	65,244
Mandarin Oriental International Ltd.	8,000	12,720
Marston’s plc(a)	640,080	837,824
McDonald’s Holdings Co. Japan Ltd.	1,100	49,592
Melco International Development Ltd.(a)	21,000	51,830
Merlin Entertainments plc(b)	6,309	34,879
MGM China Holdings Ltd.	32,400	53,642
Millennium & Copthorne Hotels plc	22,400	186,508

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Miramar Hotel & Investment	240,000	505,883
Mitchells & Butlers plc*	211,280	786,453
MOS Food Services, Inc.(a)	2,100	47,058
NagaCorp Ltd.(a)	160,000	242,415
NetEnt AB*	4,549	13,633
Ohsho Food Service Corp.	1,504	93,087
Oriental Land Co. Ltd.	8,000	1,063,965
Pandox AB	5,720	105,299
Parques Reunidos Servicios Centrales SAU(b)	600	9,206
Playtech plc	253,760	1,378,959
Plenus Co. Ltd.	1,000	16,486
Rank Group plc	106,502	197,696
Restaurant Brands International, Inc.	7,360	544,791
Restaurant Brands New Zealand Ltd.*	1,154	7,502
Restaurant Group plc (The)(a)	436,080	813,752
Ringer Hut Co. Ltd.(a)	1,700	40,067
Round One Corp.	10,800	165,121
Royal Holdings Co. Ltd.	1,600	39,936
Saizeriya Co. Ltd.	9,400	221,462
Sands China Ltd.	69,200	336,811
Scandic Hotels Group AB(b)	63,520	537,988
Shangri-La Asia Ltd.	32,000	39,122
SJM Holdings Ltd.	76,000	83,496
SkiStar AB	2,828	33,135
Skylark Holdings Co. Ltd.	3,700	64,952
Sodexo SA	3,287	379,333
SSP Group plc	24,856	214,871
St Marc Holdings Co. Ltd.	1,400	29,876
Star Entertainment Grp Ltd. (The)	38,963	111,181
Stars Group, Inc. (The)*(a)	6,337	99,122
Tabcorp Holdings Ltd.	39,123	121,075
Tokyo Dome Corp.	7,000	64,794
Toridoll Holdings Corp.(a)	1,600	36,428
Tosho Co. Ltd.(a)	800	20,012
TUI AG, DI	29,360	293,926
Whitbread plc	4,960	274,694
William Hill plc	1,450	2,708
Wynn Macau Ltd.	50,400	114,992
Yoshinoya Holdings Co. Ltd.(a)	4,900	95,540
Zensho Holdings Co. Ltd.(a)	3,600	77,819

		20,399,459

Household Durables - 1.8%
Barratt Developments plc	69,920	552,379
Bellway plc	5,360	194,923
Berkeley Group Holdings plc	5,040	239,320
Bonava AB, Class B	4,720	56,976
Bovis Homes Group plc	105,280	1,357,423
Breville Group Ltd.	4,514	59,830
Cairn Homes plc*	123,064	145,515
Casio Computer Co. Ltd.(a)	10,000	114,759
Countryside Properties plc(b)	409,520	1,474,224
Crest Nicholson Holdings plc(a)	240,000	1,078,496
De’ Longhi SpA(a)	4,522	91,533
Electrolux AB, Series B	7,237	169,135
ES-Con Japan Ltd.(a)	32,400	205,605

Investments	Shares	Value ($)
Fiskars OYJ Abp	574	8,474
Forbo Holding AG (Registered)	81	127,145
Fujitsu General Ltd.	2,100	33,906
Haseko Corp.	18,700	204,266
Husqvarna AB, Class B	10,433	93,355
Iida Group Holdings Co. Ltd.	15,400	254,456
JM AB(a)	1,842	48,022
Kaufman & Broad SA	13,120	540,489
Man Wah Holdings Ltd.(a)	1,216,000	590,299
McCarthy & Stone plc(b)	511,600	870,109
Nagawa Co. Ltd.	500	23,256
Neinor Homes SA*(a)(b)	50,080	621,156
Nikon Corp.(a)	16,400	223,248
Nobia AB(a)	97,040	634,245
Panasonic Corp.	120,000	1,022,003
Persimmon plc	12,320	303,062
Pressance Corp.(a)	21,000	294,184
Redrow plc	22,574	155,064
Rinnai Corp.	100	6,788
Sangetsu Corp.	2,256	41,120
SEB SA	560	90,408
Sekisui Chemical Co. Ltd.	20,100	300,088
Sekisui House Ltd.(a)	27,400	463,207
Sharp Corp.(a)	16,200	205,755
Sony Corp.	40,000	2,273,083
Starts Corp., Inc.	32,000	762,164
Sumitomo Forestry Co. Ltd.(a)	7,800	98,420
Tamron Co. Ltd.	6,800	153,380
Taylor Wimpey plc	115,622	229,066
Token Corp.(a)	8,210	473,356
TomTom NV*	10,869	129,559
Zojirushi Corp.(a)	14,600	176,962

		17,190,213

Household Products - 0.4%
Earth Corp.(a)	600	25,835
Essity AB, Class A	7,533	228,115
Essity AB, Class B	13,295	399,135
Henkel AG & Co. KGaA	3,062	289,955
Henkel AG & Co. KGaA (Preference)	4,000	415,254
Lion Corp.	7,900	156,217
Pigeon Corp.(a)	2,400	88,860
PZ Cussons plc	54,000	145,134
Reckitt Benckiser Group plc	20,880	1,629,098
Unicharm Corp.	16,800	479,359

		3,856,962

Independent Power and Renewable Electricity Producers - 0.2%
Boralex, Inc., Class A	2,081	31,631
ContourGlobal plc(b)	21,886	46,897
Drax Group plc	340,400	1,260,412
EDP Renovaveis SA	6,490	67,057
Electric Power Development Co. Ltd.	8,300	187,061
Encavis AG	3,696	29,876
ERG SpA	2,090	40,629
Innergex Renewable Energy, Inc.	559	6,398
Meridian Energy Ltd.	28,875	89,665
Northland Power, Inc.(a)	2,116	40,478

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Renewables Infrastructure Group Ltd. (The)	55,677	86,581
Scatec Solar ASA(b)	988	10,288
Uniper SE	10,640	331,112

		2,228,085

Industrial Conglomerates - 0.8%
CK Hutchison Holdings Ltd.	140,356	1,320,561
DCC plc	2,080	177,312
Guoco Group Ltd.	4,000	63,108
Indus Holding AG	1,013	40,547
Investment AB Latour, Class B	15,323	211,481
Italmobiliare SpA	245	5,510
Jardine Matheson Holdings Ltd.	8,000	487,120
Jardine Strategic Holdings Ltd.	8,900	307,050
Keppel Corp. Ltd.	30,500	142,633
Lifco AB, Class B	2,000	103,324
Mie Kotsu Group Holdings, Inc.	56,700	296,621
Nisshinbo Holdings, Inc.(a)	19,200	151,018
Nolato AB, Class B	710	40,928
NWS Holdings Ltd.	53,401	99,599
Realord Group Holdings Ltd.*	32,000	18,150
Rheinmetall AG	2,348	270,315
Sembcorp Industries Ltd.	17,200	29,409
Shun Tak Holdings Ltd.(a)	1,600,000	594,796
Siemens AG (Registered)	24,400	2,689,257
Smiths Group plc	13,840	278,260
TOKAI Holdings Corp.	21,395	184,047
Toshiba Corp.	16,000	513,562

		8,024,608

Insurance - 4.9%
Admiral Group plc	13,847	367,414
Aegon NV	55,751	277,902
Ageas	10,080	546,227
AIA Group Ltd.	370,400	3,828,020
Allianz SE (Registered)	21,600	5,060,002
Alm Brand A/S	16,240	146,499
ASR Nederland NV	8,647	327,626
Assicurazioni Generali SpA	58,080	1,088,980
AUB Group Ltd.(a)	2,255	18,496
Aviva plc	225,280	1,120,203
AXA SA	93,520	2,384,466
Baloise Holding AG (Registered)	3,120	566,958
Beazley plc	38,640	272,758
CBL Corp. Ltd.*(d)	102,937	215,365
Clal Insurance Enterprises Holdings Ltd.*	4,320	70,417
CNP Assurances	12,160	253,178
Coface SA	86,640	1,080,408
Dai-ichi Life Holdings, Inc.	58,400	864,368
Direct Insurance Financial Investments Ltd.	3,564	40,829
Direct Line Insurance Group plc	108,273	427,421
Fairfax Financial Holdings Ltd.	560	260,756
Gjensidige Forsikring ASA	945	18,556
Great Eastern Holdings Ltd.	6,800	126,306
Great-West Lifeco, Inc.	8,799	194,186
Grupo Catalana Occidente SA	2,102	75,711
Hannover Rueck SE	640	100,972

Investments	Shares	Value ($)
Harel Insurance Investments & Financial Services Ltd.	19,063	150,241
Hastings Group Holdings plc(b)	304,522	720,016
Helvetia Holding AG (Registered)	1,265	161,894
Hiscox Ltd.	14,720	306,406
iA Financial Corp., Inc.	8,990	362,571
IDI Insurance Co. Ltd.	6,800	245,989
Insurance Australia Group Ltd.	57,760	343,570
Intact Financial Corp.	5,280	494,647
Japan Post Holdings Co. Ltd.	66,900	658,063
Japan Post Insurance Co. Ltd.	7,600	127,256
Just Group plc*(a)	757,926	437,665
Lancashire Holdings Ltd.	24,506	208,094
Legal & General Group plc	270,226	866,239
Manulife Financial Corp.	93,680	1,705,024
Mapfre SA	83,280	231,161
Medibank Pvt Ltd.	62,011	154,295
Menora Mivtachim Holdings Ltd.	23,911	384,556
Migdal Insurance & Financial Holding Ltd.	90,400	111,161
MS&AD Insurance Group Holdings, Inc.	22,400	738,792
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,920	1,920,588
nib holdings Ltd.	19,924	109,724
NN Group NV(a)	18,646	706,478
Phoenix Group Holdings plc	16,000	136,276
Phoenix Holdings Ltd. (The)	21,712	136,596
Poste Italiane SpA(b)	18,839	202,622
Power Corp. of Canada	12,747	271,607
Power Financial Corp.	6,237	137,217
Prudential plc	77,440	1,610,067
QBE Insurance Group Ltd.	24,160	207,987
RSA Insurance Group plc	37,120	254,802
Sabre Insurance Group plc(b)	21,200	68,660
Saga plc	866,080	472,122
Sampo OYJ, Class A	11,443	479,940
SCOR SE	10,320	427,439
Societa Cattolica di Assicurazioni SC	128,080	1,093,062
Sompo Holdings, Inc.	19,800	826,466
Sony Financial Holdings, Inc.	8,500	207,539
Steadfast Group Ltd.	52,828	138,364
Storebrand ASA	17,930	122,455
Sun Life Financial, Inc.	28,400	1,186,046
Suncorp Group Ltd.	24,173	225,093
Swiss Life Holding AG (Registered)	1,920	933,818
Swiss Re AG	14,640	1,427,918
T&D Holdings, Inc.	24,000	271,002
Talanx AG	3,690	156,450
Tokio Marine Holdings, Inc.	32,000	1,708,533
Topdanmark A/S	1,650	85,272
Tryg A/S	2,365	72,713
Unipol Gruppo SpA(a)	6,080	31,390
UnipolSai Assicurazioni SpA(a)	27,841	73,001
UNIQA Insurance Group AG	4,884	44,047

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Wuestenrot & Wuerttembergische AG	14,080	281,867
Zurich Insurance Group AG	7,441	2,604,350

		46,773,175

Interactive Media & Services - 0.1%
Auto Trader Group plc(b)	28,947	192,036
carsales.com Ltd.	634	6,454
Dip Corp.(a)	1,400	29,038
Funding Circle Holdings plc*(b)	10,653	14,740
Kakaku.com, Inc.	1,600	33,540
LINE Corp.*	900	28,805
REA Group Ltd.(a)	2,748	185,978
Rightmove plc	32,130	207,881
Scout24 AG(b)	2,584	144,571
XING SE	165	63,564
Yahoo Japan Corp.	40,000	118,259

		1,024,866

Internet & Direct Marketing Retail - 0.2%
ASKUL Corp.(a)	500	12,553
ASOS plc*(a)	3,749	119,627
Belluna Co. Ltd.	56,000	365,167
boohoo Group plc*	21,836	64,035
Delivery Hero SE*(b)	4,128	200,299
Dustin Group AB(b)	3,680	32,070
Just Eat plc*	13,319	124,173
Moneysupermarket.com Group plc	22,168	100,133
Ocado Group plc*	20,800	317,211
Rakuten, Inc.	24,300	249,770
Rocket Internet SE*(b)	1,646	46,769
Takeaway.com NV*(a)(b)	1,022	92,397
Takkt AG	30,800	423,858
Webjet Ltd.	2,707	25,319
Zalando SE*(b)	1,921	89,147
zooplus AG*	207	27,104
ZOZO, Inc.	4,000	76,003

		2,365,635

IT Services - 1.1%
Adyen NV*(b)	560	428,347
Afterpay Touch Group Ltd.*	2,660	49,025
Alten SA	1,130	141,038
Altran Technologies SA	16,181	257,808
Amadeus IT Group SA	13,520	1,074,194
Atea ASA*	10,346	133,119
Atos SE	5,672	461,389
Bechtle AG	1,192	133,912
Cancom SE	2,336	132,386
Capgemini SE	4,640	595,402
CGI, Inc.*	8,640	668,356
Computacenter plc	9,339	174,386
Computershare Ltd.	17,644	192,632
Digital Garage, Inc.	1,300	45,199
DTS Corp.	4,000	88,050
Econocom Group SA/NV(a)	130,080	435,362
Evry A/S(b)	4,800	17,490
FDM Group Holdings plc(a)	3,850	38,656
Formula Systems 1985 Ltd.	829	47,342
Fujitsu Ltd.	8,000	629,464
Global Dominion Access SA*(b)	2,113	10,210

Investments	Shares	Value ($)
GMO internet, Inc.	1,200	19,695
Indra Sistemas SA*	5,627	48,680
Infocom Corp.	1,600	39,994
Itochu Techno-Solutions Corp.	2,400	62,136
Link Administration Holdings Ltd.	6,763	23,727
Matrix IT Ltd.	2,464	38,994
Mitsubishi Research Institute, Inc.	16,000	589,454
NEC Networks & System Integration Corp.	4,300	112,119
NET One Systems Co. Ltd.	8,100	216,497
NEXTDC Ltd.*(a)	16,647	78,941
Nihon Unisys Ltd.	2,600	86,327
Nomura Research Institute Ltd.	12,645	225,822
NS Solutions Corp.	800	27,189
NSD Co. Ltd.	2,580	80,079
NTT Data Corp.	16,000	211,467
Obic Co. Ltd.	1,500	161,225
Otsuka Corp.	3,400	135,436
Reply SpA	880	59,424
SCSK Corp.	900	43,104
Shopify, Inc., Class A*	2,960	945,401
Softcat plc	12,119	141,565
Sopra Steria Group	1,463	189,930
SUNeVision Holdings Ltd.	134,000	99,286
Tieto OYJ	1,598	41,064
TIS, Inc.	2,300	120,534
Transcosmos, Inc.	2,100	45,201
Wirecard AG	3,440	580,643
Worldline SA*(b)	3,334	240,543

		10,418,244

Leisure Products - 0.2%
Bandai Namco Holdings, Inc.(a)	9,200	499,931
Beneteau SA	8,838	93,138
BRP, Inc.	3,584	126,886
Heiwa Corp.	8,850	182,991
Mizuno Corp.	16,000	369,883
Sega Sammy Holdings, Inc.	5,300	68,535
Shimano, Inc.	2,800	397,918
Spin Master Corp.*(b)	2,048	58,485
Technogym SpA(b)	4,905	53,247
Thule Group AB(b)	2,805	61,929
Tomy Co. Ltd.	10,900	140,347
Universal Entertainment Corp.(a)	300	9,505
Yamaha Corp.	4,600	218,614
Yonex Co. Ltd.	10,000	60,880

		2,342,289

Life Sciences Tools & Services - 0.2%
Clinigen Group plc(a)	5,270	65,045
EPS Holdings, Inc.	1,900	29,521
Eurofins Scientific SE(a)	601	258,293
Evotec SE*	8,740	250,479
Gerresheimer AG	755	59,600
Lonza Group AG (Registered)*	2,160	744,655
QIAGEN NV*	6,889	259,853
Sartorius Stedim Biotech	770	124,054
Siegfried Holding AG (Registered)*	165	61,833
Tecan Group AG (Registered)	779	199,078

		2,052,411

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Machinery - 3.3%
Aalberts NV	5,580	226,518
Ag Growth International, Inc.	912	37,490
Aida Engineering Ltd.	32,400	259,021
Alfa Laval AB	6,238	117,761
Alstom SA	3,962	172,217
Amada Holdings Co. Ltd.	18,600	206,943
ANDRITZ AG(a)	3,620	130,427
Atlas Copco AB, Class A	15,040	465,632
Atlas Copco AB, Class B	12,640	348,902
ATS Automation Tooling Systems, Inc.*	1,400	22,549
Bando Chemical Industries Ltd.	40,500	352,125
Beijer Alma AB	2,304	28,580
Bodycote plc	16,467	148,501
Bucher Industries AG (Registered)	275	82,667
Cargotec OYJ, Class B	684	20,501
CKD Corp.(a)	8,000	89,155
CNH Industrial NV	19,600	200,201
Concentric AB	914	11,338
Construcciones y Auxiliar de Ferrocarriles SA	720	32,827
Conzzeta AG (Registered)	55	43,444
Daetwyler Holding AG(a)	1,134	175,942
Daifuku Co. Ltd.	4,800	265,697
Daiwa Industries Ltd.	1,600	15,945
Danieli & C Officine Meccaniche SpA	3,209	56,380
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	3,477	39,487
Deutz AG	6,640	46,502
DMG Mori AG	1,007	47,370
DMG Mori Co. Ltd.	2,100	30,811
Duerr AG	1,232	37,214
Epiroc AB, Class A	39,280	434,436
FANUC Corp.	5,300	953,341
Fincantieri SpA(a)	79,280	82,621
FLSmidth & Co. A/S(a)	2,798	115,522
Fluidra SA*	912	11,434
Fuji Corp.	13,000	174,690
Fujitec Co. Ltd.	59,000	740,659
Furukawa Co. Ltd.	32,000	421,755
GEA Group AG	4,960	125,084
Georg Fischer AG (Registered)	281	244,101
Gima TT SpA(a)(b)	12,720	114,716
Glory Ltd.	8,100	215,677
Harmonic Drive Systems, Inc.	1,500	57,472
Hino Motors Ltd.	16,000	129,238
Hitachi Construction Machinery Co. Ltd.(a)	8,000	190,246
Hitachi Zosen Corp.	101,000	364,651
Hoshizaki Corp.	1,200	85,324
IHI Corp.	2,500	60,005
IMA Industria Macchine Automatiche SpA	495	39,130
Interpump Group SpA	3,884	110,187

Investments	Shares	Value ($)
Interroll Holding AG (Registered)(a)	34	69,374
Japan Steel Works Ltd. (The)(a)	8,600	151,049
JTEKT Corp.	2,300	27,496
Jungheinrich AG (Preference)	2,364	53,010
Kawasaki Heavy Industries Ltd.	2,800	61,377
KION Group AG	3,840	207,830
Kitz Corp.	84,300	577,658
Koenig & Bauer AG	11,989	486,955
Komatsu Ltd.	27,700	623,904
Komax Holding AG (Registered)(a)	645	121,833
Komori Corp.	4,400	44,821
Kone OYJ, Class B	11,520	661,841
Konecranes OYJ	2,273	67,318
Krones AG	1,610	93,035
Kubota Corp.	32,000	498,826
Kurita Water Industries Ltd.	3,400	86,679
Kyokuto Kaihatsu Kogyo Co. Ltd.	32,100	398,534
Makino Milling Machine Co. Ltd.	24,100	1,017,716
Makita Corp.	6,600	218,531
Manitou BF SA	4,640	110,298
Max Co. Ltd.	9,800	155,609
Meidensha Corp.	27,500	428,298
Metso OYJ	507	19,706
MINEBEA MITSUMI, Inc.	16,011	277,381
MISUMI Group, Inc.	8,500	193,682
Mitsubishi Heavy Industries Ltd.	16,000	664,315
Mitsuboshi Belting Ltd.	24,000	443,417
Mitsui E&S Holdings Co. Ltd.	72,000	637,274
Miura Co. Ltd.	3,300	92,093
Morgan Advanced Materials plc	249,192	767,080
Morita Holdings Corp.	9,000	148,957
Nachi-Fujikoshi Corp.(a)	20,300	863,790
NFI Group, Inc.	44,480	985,697
NGK Insulators Ltd.	8,700	130,770
Nitta Corp.	3,400	94,414
Noritake Co. Ltd.	8,000	314,253
Norma Group SE	234	8,452
NSK Ltd.	41,100	350,907
OC Oerlikon Corp. AG (Registered)	13,878	149,714
Oiles Corp.(a)	8,620	123,217
OKUMA Corp.(a)	1,000	52,590
OSG Corp.(a)	1,500	30,076
Outotec OYJ*	35,725	225,770
Palfinger AG	2,657	69,224
Pfeiffer Vacuum Technology AG	1,102	154,475
Rational AG	55	37,722
Rotork plc	23,256	87,848
Ryobi Ltd.	25,700	479,560
Sandvik AB	29,600	460,208
Schindler Holding AG	1,522	353,903
Schindler Holding AG (Registered)	602	136,332
SFS Group AG	1,600	123,717
Shima Seiki Manufacturing Ltd.	1,300	38,374
Shinmaywa Industries Ltd.	11,400	143,635
Sintokogio Ltd.	40,000	339,673
SKF AB, Class A	2,427	40,276
SKF AB, Class B	3,120	51,679

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
SMC Corp.	1,800	660,815
Sodick Co. Ltd.	22,800	206,423
Spirax-Sarco Engineering plc	2,749	302,773
Stabilus SA	3,069	142,012
Star Micronics Co. Ltd.	30,200	399,978
Sumitomo Heavy Industries Ltd.	5,200	169,302
Tadano Ltd.(a)	14,600	132,990
Takeuchi Manufacturing Co. Ltd.(a)	32,000	499,857
Takuma Co. Ltd.	16,200	193,967
Techtronic Industries Co. Ltd.	91,000	684,136
THK Co. Ltd.	10,600	270,821
Tocalo Co. Ltd.	56,700	428,220
Toshiba Machine Co. Ltd.	14,049	312,358
Trelleborg AB, Class B	2,480	34,525
Tsubaki Nakashima Co. Ltd.(a)	5,600	97,584
Tsubakimoto Chain Co.	2,200	72,641
Tsugami Corp.(a)	16,200	132,047
Union Tool Co.	500	15,013
Valmet OYJ	5,005	98,133
Vesuvius plc	172,720	1,060,607
Volvo AB, Class A	22,640	341,730
Volvo AB, Class B	66,638	1,002,020
Wacker Neuson SE	5,236	106,743
Wartsila OYJ Abp	11,105	140,768
Washtec AG	2,080	111,162
Weir Group plc (The)	2,400	43,992
YAMABIKO Corp.	48,200	411,970
Yangzijiang Shipbuilding Holdings Ltd.	174,600	182,440

		31,889,636

Marine - 0.3%
AP Moller - Maersk A/S, Class A	240	258,549
AP Moller - Maersk A/S, Class B	160	181,026
Dfds A/S	1,509	56,025
Golden Ocean Group Ltd.	66,880	410,844
Irish Continental Group plc	11,810	54,964
Kawasaki Kisen Kaisha Ltd.*(a)	8,100	104,295
Kuehne + Nagel International AG (Registered)	1,360	201,596
NS United Kaiun Kaisha Ltd.	8,100	181,285
Orient Overseas International Ltd.	7,000	36,664
Pacific Basin Shipping Ltd.(a)	3,569,000	738,612
SITC International Holdings Co. Ltd.	182,000	200,881
Stolt-Nielsen Ltd.	9,680	112,646
Wallenius Wilhelmsen ASA	19,252	59,144
Wilh Wilhelmsen Holding ASA, Class A	4,368	71,620
Wilh Wilhelmsen Holding ASA, Class B	15,256	252,751

		2,920,902

Media - 0.9%
Altice Europe NV*	11,083	41,585
Ascential plc(b)	19,337	94,283
Atresmedia Corp. de Medios de Comunicacion SA(a)	51,600	202,574
Axel Springer SE	2,916	202,755

Investments	Shares	Value ($)
Cogeco, Inc.	5,035	360,423
Corus Entertainment, Inc., Class B	100,800	389,183
CyberAgent, Inc.	2,200	89,560
Daily Mail & General Trust plc, Class A(a)	6,037	58,545
Dentsu, Inc.	10,100	336,744
Euromoney Institutional Investor plc	4,083	68,992
Eutelsat Communications SA	9,280	178,956
Hakuhodo DY Holdings, Inc.	7,400	117,091
Informa plc(a)	50,880	544,502
IPSOS	29,840	822,290
ITV plc	133,200	180,956
JCDecaux SA	6,560	190,778
Lagardere SCA	9,671	220,738
Mediaset SpA*	7,888	23,282
Metropole Television SA	1,295	22,637
Nine Entertainment Co. Holdings Ltd.(a)	90,800	126,419
Nippon Television Holdings, Inc.	8,100	112,128
NOS SGPS SA	1,360	8,518
oOh!media Ltd.(a)	6,533	20,128
Pearson plc	30,720	327,703
Promotora de Informaciones SA, Class A*	32,897	48,934
ProSiebenSat.1 Media SE	15,200	198,515
Publicis Groupe SA(a)	4,406	219,331
Quebecor, Inc., Class B	8,092	184,252
RAI Way SpA(b)	8,120	48,368
Sanoma OYJ	10,880	108,418
Schibsted ASA, Class A	2,349	64,032
Schibsted ASA, Class B	3,483	90,740
SES SA, FDR	15,280	254,511
Seven West Media Ltd.*	549,120	164,639
Shaw Communications, Inc., Class B	6,046	119,111
Singapore Press Holdings Ltd.	115,300	186,192
SKY Perfect JSAT Holdings, Inc.	15,200	60,338
Southern Cross Media Group Ltd.	45,760	42,264
Stroeer SE & Co. KGaA	620	49,323
Tamedia AG (Registered)	1,760	194,489
Telenet Group Holding NV	4,720	233,859
Television Francaise 1	89,200	898,803
Vector, Inc.*(a)	1,500	13,055
Wowow, Inc.	3,630	87,929
WPP plc	57,280	680,605
Zenrin Co. Ltd.	2,400	44,519

		8,732,997

Metals & Mining - 4.6%
Acacia Mining plc*(a)	137,870	380,509
Acerinox SA	231	1,952
Agnico Eagle Mines Ltd.	4,308	226,202
Aichi Steel Corp.	9,700	304,647
Alacer Gold Corp.*	242,240	968,480
Alamos Gold, Inc., Class A	24,480	161,441
Alumina Ltd.	94,737	152,796
AMG Advanced Metallurgical Group NV(a)	27,120	788,100

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Anglo American plc(a)	74,320	1,855,513
Antofagasta plc	19,323	222,215
APERAM SA(a)	1,904	47,825
ArcelorMittal	26,960	435,791
Asahi Holdings, Inc.(a)	32,800	684,548
Aurubis AG	30,320	1,335,478
Ausdrill Ltd.(a)	528,100	718,886
B2Gold Corp.*	52,817	169,333
Barrick Gold Corp.	55,274	902,888
Bekaert SA(a)	37,822	1,077,200
BHP Group Ltd.	90,240	2,535,187
BHP Group plc	57,200	1,389,705
BlueScope Steel Ltd.	26,800	241,797
Boliden AB*	10,080	231,217
Centamin plc	48,989	77,920
Centerra Gold, Inc.*	187,200	1,502,561
Daido Steel Co. Ltd.(a)	2,000	76,629
Detour Gold Corp.*	21,360	327,927
Dowa Holdings Co. Ltd.(a)	2,200	70,108
Endeavour Mining Corp.*	2,501	46,967
Eramet(a)	8,480	412,127
Evolution Mining Ltd.	42,290	146,325
Evraz plc	12,821	102,198
Ferrexpo plc	247,600	781,279
First Quantum Minerals Ltd.	34,240	317,068
Fortescue Metals Group Ltd.	44,800	257,217
Franco-Nevada Corp.	4,603	402,059
Fresnillo plc(a)	13,040	95,961
Glencore plc*	669,280	2,183,557
Granges AB	63,680	640,574
Highland Gold Mining Ltd.	191,040	510,411
Hill & Smith Holdings plc	4,063	56,167
Hitachi Metals Ltd.(a)	4,740	50,380
Hochschild Mining plc	14,099	35,908
Hudbay Minerals, Inc.	14,880	72,635
IAMGOLD Corp.*	47,672	174,257
Independence Group NL	36,717	136,153
Ivanhoe Mines Ltd., Class A*	21,170	66,743
JFE Holdings, Inc.	37,500	499,942
KAZ Minerals plc	17,892	126,627
Kinross Gold Corp.*	27,217	110,680
Kirkland Lake Gold Ltd.	4,640	192,858
Kobe Steel Ltd.	8,200	53,169
Kyoei Steel Ltd.(a)	14,300	243,788
Labrador Iron Ore Royalty Corp.	2,640	63,248
Largo Resources Ltd.*(a)	206,560	292,580
Lundin Gold, Inc.*(a)	17,172	102,262
Lundin Mining Corp.	47,189	229,629
Lynas Corp. Ltd.*(a)	50,800	91,386
MAG Silver Corp.*	11,120	124,821
Mineral Resources Ltd.(a)	22,320	247,222
Mitsubishi Materials Corp.	8,100	224,181
Newcrest Mining Ltd.	27,360	670,963
Nippon Light Metal Holdings Co. Ltd.	66,500	122,496
Nippon Steel Corp.	42,115	665,811
Norsk Hydro ASA	51,200	177,286
Northern Star Resources Ltd.(a)	33,407	299,565
Novagold Resources, Inc.*(a)	5,530	34,364

Investments	Shares	Value ($)
OceanaGold Corp.(a)	64,440	175,681
OM Holdings Ltd.(a)	245,835	133,859
Osaka Steel Co. Ltd.	1,000	15,390
Outokumpu OYJ	272,057	790,591
OZ Minerals Ltd.	13,621	96,605
Pan American Silver Corp.	11,396	174,435
Pilbara Minerals Ltd.*(a)	182,560	59,140
Polymetal International plc	20,121	245,288
Pretium Resources, Inc.*	157,600	1,717,440
Regis Resources Ltd.	73,200	281,024
Resolute Mining Ltd.	34,640	42,140
Rio Tinto Ltd.	12,640	861,629
Rio Tinto plc	57,520	3,308,818
Salzgitter AG	31,920	705,464
Sandfire Resources NL	140,160	651,120
Sandstorm Gold Ltd.*	16,268	100,595
Sanyo Special Steel Co. Ltd.	22,300	308,287
Saracen Mineral Holdings Ltd.*(a)	90,080	260,147
SEMAFO, Inc.*	278,400	1,121,529
Sims Metal Management Ltd.(a)	131,120	985,985
South32 Ltd.	274,880	594,908
SSAB AB, Class A	13,394	38,382
SSR Mining, Inc.*	9,309	144,546
St Barbara Ltd.	43,360	110,578
Stelco Holdings, Inc.(a)	18,720	216,688
Sumitomo Metal Mining Co. Ltd.	8,700	249,602
Teck Resources Ltd., Class B	25,040	514,854
thyssenkrupp AG	21,680	282,179
Toho Titanium Co. Ltd.	200	1,580
Topy Industries Ltd.(a)	9,700	208,518
Torex Gold Resources, Inc.*	70,320	910,361
Turquoise Hill Resources Ltd.*(a)	84,560	48,296
UACJ Corp.(a)	25,200	414,294
voestalpine AG	2,640	70,663
Wheaton Precious Metals Corp.	11,369	298,694
Yamana Gold, Inc.	43,348	128,742
Yodogawa Steel Works Ltd.	26,900	514,092

		44,729,863

Multiline Retail - 0.4%
B&M European Value Retail SA	50,459	228,603
Canadian Tire Corp. Ltd., Class A(a)	1,920	210,708
Dollarama, Inc.	8,080	300,888
Fuji Co. Ltd.	32,100	546,062
H2O Retailing Corp.(a)	11,315	128,808
Harvey Norman Holdings Ltd.(a)	5,610	16,975
Hudson’s Bay Co.	9,920	74,184
Isetan Mitsukoshi Holdings Ltd.	14,400	115,120
Izumi Co. Ltd.(a)	1,300	49,090
J Front Retailing Co. Ltd.(a)	10,700	126,636
Marks & Spencer Group plc(a)	56,221	143,118
Marui Group Co. Ltd.	5,500	119,650
Next plc	4,400	326,703
Pan Pacific International Holdings Corp.	3,400	217,951
Parco Co. Ltd.(a)	17,600	194,196
Ryohin Keikaku Co. Ltd.	600	107,373
Seria Co. Ltd.	1,000	23,569

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Takashimaya Co. Ltd.	9,100	105,018
Wesfarmers Ltd.	28,560	771,454

		3,806,106

Multi-Utilities - 0.8%
A2A SpA	173,628	305,442
ACEA SpA	1,552	29,307
AGL Energy Ltd.	27,760	401,231
Algonquin Power & Utilities Corp.(a)	26,230	328,387
Centrica plc	301,920	281,257
E.ON SE	52,900	533,270
Engie SA	88,480	1,371,310
Hera SpA	68,753	257,972
Innogy SE	6,400	270,423
Iren SpA	50,950	133,991
Keppel Infrastructure Trust	170,047	63,369
National Grid plc	113,440	1,172,746
REN - Redes Energeticas Nacionais SGPS SA	326,240	888,111
RWE AG	31,702	863,365
Suez	11,724	173,351
Telecom Plus plc	7,522	122,681
Veolia Environnement SA	27,200	692,000

		7,888,213

Oil, Gas & Consumable Fuels - 5.8%
Aker BP ASA(a)	4,404	126,368
ARC Resources Ltd.(a)	24,960	128,302
Baytex Energy Corp.*(a)	38,400	58,778
Beach Energy Ltd.	201,040	295,147
Birchcliff Energy Ltd.(a)	183,670	367,858
BP plc	1,052,914	7,035,385
Brightoil Petroleum Holdings Ltd.*(d)	50,147	9,609
BW LPG Ltd.*(b)	69,040	319,008
Cairn Energy plc*	50,800	98,528
Caltex Australia Ltd.	8,880	165,010
Cameco Corp.	13,932	128,588
Canadian Natural Resources Ltd.	66,240	1,686,329
Cenovus Energy, Inc.(a)	40,480	378,243
China Aviation Oil Singapore Corp. Ltd.	96,000	89,087
Cosmo Energy Holdings Co. Ltd.	7,000	145,512
Delek Group Ltd.	543	83,541
Diversified Gas & Oil plc(a)(b)	583,920	761,455
DNO ASA	22,960	38,954
Enbridge, Inc.	62,560	2,100,023
Encana Corp.(a)	75,040	344,585
Enerplus Corp.	16,456	109,652
Eni SpA	134,320	2,124,235
Equinor ASA	57,200	1,034,926
Equital Ltd.*	14,504	476,982
Etablissements Maurel et Prom(a)	68,880	223,938
Euronav NV	19,296	163,495
FLEX LNG Ltd.*(a)	21,520	271,991
Frontera Energy Corp.(a)	54,160	551,849
Galp Energia SGPS SA	7,324	114,857
Gaztransport Et Technigaz SA	1,680	153,663
Genel Energy plc(a)	184,400	432,611

Investments	Shares	Value ($)
Gibson Energy, Inc.	7,625	132,798
Husky Energy, Inc.	11,656	90,894
Idemitsu Kosan Co. Ltd.	17,782	494,604
Imperial Oil Ltd.	5,120	140,911
Inpex Corp.	42,000	371,859
Inter Pipeline Ltd.(a)	22,424	379,269
Itochu Enex Co. Ltd.	48,100	391,622
Iwatani Corp.(a)	2,197	72,947
Japan Petroleum Exploration Co. Ltd.	8,000	175,878
JXTG Holdings, Inc.	197,250	935,064
Keyera Corp.(a)	1,840	47,053
Koninklijke Vopak NV	2,356	116,993
Lundin Petroleum AB	4,170	132,840
MEG Energy Corp.*	20,320	85,882
Mitsuuroko Group Holdings Co. Ltd.	40,000	311,674
Naphtha Israel Petroleum Corp. Ltd.	27,742	183,974
Neste OYJ	15,840	528,911
New Hope Corp. Ltd.(a)	264,880	458,247
New Zealand Refining Co. Ltd. (The)	67,959	96,882
NuVista Energy Ltd.*(a)	189,600	392,729
Oil Refineries Ltd.*	182,503	98,796
OMV AG	9,360	472,195
Origin Energy Ltd.	68,240	373,453
Paramount Resources Ltd., Class A*(a)	57,920	350,215
Parex Resources, Inc.*	6,710	115,278
Parkland Fuel Corp.	2,333	76,627
Pembina Pipeline Corp.	13,360	487,233
Peyto Exploration & Development Corp.(a)	136,800	416,708
PrairieSky Royalty Ltd.	486	6,543
Premier Oil plc*(a)	585,520	602,516
Repsol SA	68,814	1,102,143
Royal Dutch Shell plc, Class A	217,760	6,916,544
Royal Dutch Shell plc, Class B	191,369	6,098,224
San-Ai Oil Co. Ltd.	60,100	581,765
Santos Ltd.	83,040	413,811
Saras SpA	412,880	684,954
Seven Generations Energy Ltd., Class A*	28,480	158,975
Suncor Energy, Inc.	45,360	1,308,139
TC Energy Corp.	29,921	1,472,410
TORC Oil & Gas Ltd.(a)	28,276	88,500
TOTAL SA	125,920	6,594,275
Tourmaline Oil Corp.	80	1,060
Tullow Oil plc	31,712	75,233
United Energy Group Ltd.*	560,000	101,585
Vermilion Energy, Inc.(a)	347	6,250
Washington H Soul Pattinson & Co. Ltd.(a)	8,285	129,684
Whitecap Resources, Inc.(a)	346,320	1,118,225
Whitehaven Coal Ltd.	24,365	62,136
Woodside Petroleum Ltd.	25,654	613,566

		56,086,583

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Paper & Forest Products - 0.5%
Ahlstrom-Munksjo OYJ	4,545	75,198
Altri SGPS SA	86,720	574,497
Canfor Corp.*	54,560	395,546
Canfor Pulp Products, Inc.	27,680	194,560
Daiken Corp.	12,500	249,482
Daio Paper Corp.(a)	3,745	45,047
Ence Energia y Celulosa SA(a)	129,120	472,978
Hadera Paper Ltd.	2,400	137,951
Hokuetsu Corp.	117,100	585,635
Holmen AB, Class B(a)	4,070	86,973
Interfor Corp.*	5,920	53,964
Metsa Board OYJ	6,595	33,175
Mondi plc	14,480	319,761
Navigator Co. SA (The)	6,520	22,127
Nippon Paper Industries Co. Ltd.(a)	8,100	143,610
Norbord, Inc.	3,136	73,053
Oji Holdings Corp.	44,000	229,371
Semapa-Sociedade de Investimento e Gestao	19,840	264,636
Stella-Jones, Inc.	1,045	32,763
Stora Enso OYJ, Class R	24,880	289,064
Svenska Cellulosa AB SCA, Class A	3,160	30,535
Svenska Cellulosa AB SCA, Class B	14,939	125,048
UPM-Kymmene OYJ	27,280	742,633
West Fraser Timber Co. Ltd.	2,213	86,943

		5,264,550

Personal Products - 1.1%
Beiersdorf AG	2,720	317,987
Blackmores Ltd.(a)	798	49,326
Fancl Corp.	5,000	126,733
Interparfums SA	595	28,387
Kao Corp.	14,500	1,065,581
Kobayashi Pharmaceutical Co. Ltd.	1,400	100,575
Kose Corp.	700	119,981
L’Occitane International SA	81,000	168,666
L’Oreal SA	7,689	2,071,746
Mandom Corp.	2,600	61,423
Milbon Co. Ltd.	1,000	49,182
Noevir Holdings Co. Ltd.	1,900	99,747
Ontex Group NV(a)	5,840	97,079
Pola Orbis Holdings, Inc.	2,000	50,527
Shiseido Co. Ltd.	13,500	1,000,424
Unilever NV	49,340	2,874,757
Unilever plc	36,160	2,194,103
YA-MAN Ltd.(a)	800	6,521

		10,482,745

Pharmaceuticals - 4.1%
ALK-Abello A/S*(a)	532	121,128
Almirall SA	4,710	86,213
Aphria, Inc.*(a)	4,500	24,536
Astellas Pharma, Inc.	62,000	887,101
AstraZeneca plc	38,960	3,368,420
Aurora Cannabis, Inc.*(a)	34,960	219,374
Bausch Health Cos., Inc.*	11,200	270,458
Bayer AG (Registered)	48,800	3,192,118

Investments	Shares	Value ($)
BTG plc*	27,344	280,072
CannTrust Holdings, Inc.*(a)	10,800	25,414
Canopy Growth Corp.*(a)	6,480	213,524
Chugai Pharmaceutical Co. Ltd.	8,500	610,638
COSMO Pharmaceuticals NV*(a)	1,040	91,394
Cronos Group, Inc.*(a)	10,880	150,546
Daiichi Sankyo Co. Ltd.	18,700	1,144,821
Dechra Pharmaceuticals plc	5,318	191,832
Eisai Co. Ltd.	9,100	495,000
Faes Farma SA	27,831	138,667
Financiere de Tubize SA(a)	1,549	106,066
GlaxoSmithKline plc	142,112	2,962,678
GW Pharmaceuticals plc*(d)	1	9
H Lundbeck A/S	1,852	72,184
Haw Par Corp. Ltd.	3,200	32,595
HEXO Corp.*(a)	15,680	66,629
Hikma Pharmaceuticals plc	7,104	160,096
Hisamitsu Pharmaceutical Co., Inc.(a)	1,900	77,085
Hutchison China MediTech Ltd.*	7,150	29,766
Ipsen SA	770	88,904
JCR Pharmaceuticals Co. Ltd.	600	42,662
Kaken Pharmaceutical Co. Ltd.	1,500	73,359
Kissei Pharmaceutical Co. Ltd.	1,400	34,866
Knight Therapeutics, Inc.*	11,684	66,644
Kyowa Kirin Co. Ltd.	5,000	83,030
Mayne Pharma Group Ltd.*(a)	148,797	54,356
Merck KGaA	2,800	288,184
Mitsubishi Tanabe Pharma Corp.	4,700	53,547
Mochida Pharmaceutical Co. Ltd.	3,200	135,132
Nichi-iko Pharmaceutical Co. Ltd.	48,000	553,056
Nippon Shinyaku Co. Ltd.	2,000	145,337
Novartis AG (Registered)	75,621	6,986,158
Novo Nordisk A/S, Class B	50,460	2,437,736
Ono Pharmaceutical Co. Ltd.	16,600	303,180
Orion OYJ, Class A	1,474	51,204
Orion OYJ, Class B	6,647	229,498
Otsuka Holdings Co. Ltd.	17,300	640,056
Recipharm AB, Class B	3,741	46,991
Recordati SpA	2,359	106,452
Roche Holding AG - BR	892	240,570
Roche Holding AG - Genusschein	20,000	5,386,869
Rohto Pharmaceutical Co. Ltd.	2,000	58,209
Sanofi	33,076	2,778,952
Santen Pharmaceutical Co. Ltd.	16,100	261,129
Seikagaku Corp.	1,800	19,894
Shionogi & Co. Ltd.	9,300	518,813
Sosei Group Corp.*(a)	8,000	187,741
Sumitomo Dainippon Pharma Co. Ltd.	10,400	192,243
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	191,803
Takeda Pharmaceutical Co. Ltd.	45,717	1,530,567
Teva Pharmaceutical Industries Ltd.*	30,955	247,682
Torii Pharmaceutical Co. Ltd.	8,000	192,825
Towa Pharmaceutical Co. Ltd.	1,200	30,327
Tsumura & Co.	900	24,951
UCB SA	4,000	314,513

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Vifor Pharma AG	1,511	225,429
Virbac SA*	532	99,393
ZERIA Pharmaceutical Co. Ltd.(a)	1,800	32,875

		39,973,501

Professional Services - 1.0%
Adecco Group AG (Registered)	10,560	580,907
AF POYRY AB, Class B	4,429	104,987
ALS Ltd.(a)	13,503	67,196
Applus Services SA	16,915	240,311
Benefit One, Inc.	2,000	34,502
Bureau Veritas SA	3,536	88,936
Capita plc*	4,240	6,051
DKSH Holding AG	660	33,533
en-japan, Inc.	1,700	70,615
Experian plc	29,440	901,195
Funai Soken Holdings, Inc.	2,700	62,244
Groupe Crit	720	48,820
Hays plc	34,264	64,652
Intertek Group plc	4,320	301,932
Intertrust NV(b)	9,280	178,336
IPH Ltd.(a)	31,760	182,567
JAC Recruitment Co. Ltd.	1,300	30,364
McMillan Shakespeare Ltd.	17,577	167,913
Meitec Corp.	2,400	124,891
Morneau Shepell, Inc.(a)	2,428	56,172
Nihon M&A Center, Inc.	2,400	65,253
Nomura Co. Ltd.	6,000	81,953
Outsourcing, Inc.	11,100	134,335
Pagegroup plc	20,728	113,907
Persol Holdings Co. Ltd.	5,700	139,488
Randstad NV	4,320	219,042
Recruit Holdings Co. Ltd.	48,000	1,643,693
RELX plc	60,800	1,454,314
RWS Holdings plc	3,113	24,776
SEEK Ltd.	5,653	81,472
SGS SA (Registered)	204	506,909
SMS Co. Ltd.	3,200	71,766
Stantec, Inc.	1,027	24,589
Synergie SA	2,720	87,371
TechnoPro Holdings, Inc.	1,900	108,846
Teleperformance	1,680	354,649
Thomson Reuters Corp.	7,120	480,613
Wolters Kluwer NV	9,440	689,068

		9,628,168

Real Estate Management & Development - 3.0%
ADLER Real Estate AG	36,960	511,922
ADO Group Ltd.*	8,847	136,946
ADO Properties SA(b)	2,400	104,054
Aedas Homes SAU*(b)	486	11,039
Aeon Mall Co. Ltd.(a)	7,690	118,776
AFI Properties Ltd.*	4,400	135,892
Airport City Ltd.*	1,928	35,689
Allreal Holding AG (Registered)*	1,456	255,315
Alrov Properties and Lodgings Ltd.	3,440	130,147
Altus Group Ltd.	1,792	45,730
Amot Investments Ltd.	14,530	103,213
Aroundtown SA	13,148	105,869
Ashtrom Properties Ltd.	7,227	39,577

Investments	Shares	Value ($)
Atrium Ljungberg AB, Class B	7,605	141,586
Aveo Group(a)	19,840	28,033
Azrieli Group Ltd.	2,518	178,000
Bayside Land Corp.	144	77,911
Big Shopping Centers Ltd.*	3,240	254,982
Blue Square Real Estate Ltd.	1,280	57,798
Bukit Sembawang Estates Ltd.	128,000	514,413
CA Immobilien Anlagen AG	1,760	62,315
CapitaLand Ltd.	131,600	348,100
Castellum AB	17,520	358,869
Catena AB	4,800	151,358
City Developments Ltd.	21,400	151,835
CK Asset Holdings Ltd.	160,000	1,213,097
CLS Holdings plc	14,403	40,121
Colliers International Group, Inc.	1,940	141,650
Corem Property Group AB, Class B	89,200	185,966
Corestate Capital Holding SA(a)	8,880	326,765
Daejan Holdings plc	8,560	582,760
Daibiru Corp.	3,300	30,819
Daito Trust Construction Co. Ltd.	1,900	246,304
Daiwa House Industry Co. Ltd.	35,000	1,002,855
Deutsche Wohnen SE	10,400	384,666
Dios Fastigheter AB	74,080	640,941
Emperor International Holdings Ltd.	574,000	144,455
Fabege AB	12,308	191,872
Far East Consortium International Ltd.	892,969	425,500
Fastighets AB Balder, Class B*	8,540	295,731
FastPartner AB	6,642	59,405
First Capital Realty, Inc., REIT	16,482	274,250
FirstService Corp.	1,780	187,739
Gazit-Globe Ltd.	3,498	31,650
Goldcrest Co. Ltd.	9,100	165,363
Grainger plc	33,054	92,036
Grand City Properties SA	2,508	57,077
Great Eagle Holdings Ltd.	8,776	35,652
Heba Fastighets AB, Class B	45,426	402,497
Heiwa Real Estate Co. Ltd.	11,700	247,847
Hembla AB*	6,592	124,238
Hemfosa Fastigheter AB	10,627	96,598
Henderson Land Development Co. Ltd.	60,239	313,588
Hiag Immobilien Holding AG	355	45,899
HKR International Ltd.	658,560	335,678
Ho Bee Land Ltd.	56,000	96,569
Hufvudstaden AB, Class A	2,610	46,388
Hulic Co. Ltd.(a)	4,900	42,332
Hysan Development Co. Ltd.	19,000	90,899
Ichigo, Inc.	14,300	52,287
IMMOFINANZ AG*(a)	4,089	110,084
Industrial Buildings Corp. Ltd.*	28,014	60,620
Intershop Holding AG	131	66,294
Isras Investment Co. Ltd.	312	52,525
Jerusalem Economy Ltd.*	166,342	680,228
Jeudan A/S	112	17,034
K Wah International Holdings Ltd.	1,081,089	566,239
Kenedix, Inc.	13,500	69,008
Kerry Properties Ltd.	39,000	147,473

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Klovern AB, Class B(a)	369,920	615,046
Kowloon Development Co. Ltd.	324,000	408,109
Kungsleden AB	18,080	158,784
Lai Sun Development Co. Ltd.	153,609	217,426
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	143,500	51,879
LEG Immobilien AG	2,640	307,753
Lendlease Group	27,040	271,173
Melisron Ltd.	3,992	211,649
Mitsubishi Estate Co. Ltd.	34,800	644,878
Mitsui Fudosan Co. Ltd.	28,300	644,195
Mobimo Holding AG (Registered)*	232	62,218
New World Development Co. Ltd.	190,362	269,934
Nexity SA	1,546	74,808
Nomura Real Estate Holdings, Inc.	5,800	118,431
Norstar Holdings, Inc.	14,080	228,057
Norwegian Property ASA	16,948	22,868
Open House Co. Ltd.(a)	2,000	88,326
Oxley Holdings Ltd.	449,988	108,506
PATRIZIA AG	3,248	63,430
Platzer Fastigheter Holding AB, Class B(a)	33,895	302,446
Property & Building Corp. Ltd.	480	48,454
PSP Swiss Property AG (Registered)	1,501	180,726
Relo Group, Inc.	2,270	60,652
S IMMO AG	8,160	181,525
Sagax AB, Class B	11,486	113,505
SAMTY Co. Ltd.(a)	24,300	389,427
Savills plc	110,320	1,285,299
SEA Holdings Ltd.	33,170	39,111
Sino Land Co. Ltd.	189,823	309,424
Sirius Real Estate Ltd.(a)	90,571	73,859
St Modwen Properties plc	2,689	13,697
Sumitomo Realty & Development Co. Ltd.	11,000	402,920
Summit Real Estate Holdings Ltd.	41,440	412,990
Sun Frontier Fudousan Co. Ltd.	16,200	166,364
Sun Hung Kai Properties Ltd.	40,000	648,450
Swire Pacific Ltd., Class A	3,500	40,107
Swire Properties Ltd.	47,600	172,999
Swiss Prime Site AG (Registered)*	2,560	226,392
TAG Immobilien AG*	7,460	177,415
TLG Immobilien AG	2,046	60,481
Tokyo Tatemono Co. Ltd.	16,000	188,183
Tokyu Fudosan Holdings Corp.	20,000	116,601
Tricon Capital Group, Inc.(a)	119,680	910,485
United Engineers Ltd.	77,800	148,375
United Industrial Corp. Ltd.	5,656	12,316
Unizo Holdings Co. Ltd.(a)	22,200	725,858
UOL Group Ltd.	26,999	145,002
Vonovia SE	16,045	790,683
Wallenstam AB, Class B	20,754	218,722
Wang On Properties Ltd.	3,200,000	400,618
Wharf Holdings Ltd. (The)	57,000	139,371
Wharf Real Estate Investment Co. Ltd.	21,000	133,331
Wheelock & Co. Ltd.	24,000	152,071

Investments	Shares	Value ($)
Wihlborgs Fastigheter AB	8,338	122,726
Wing Tai Holdings Ltd.	59,200	91,273
Wing Tai Properties Ltd.	320,000	217,070

		28,866,766

Road & Rail - 1.7%
Aurizon Holdings Ltd.	31,840	126,407
Canadian National Railway Co.	22,880	2,176,575
Canadian Pacific Railway Ltd.	4,640	1,113,437
Central Japan Railway Co.	6,600	1,332,461
ComfortDelGro Corp. Ltd.	134,700	266,733
DSV A/S	5,840	561,652
East Japan Railway Co.	10,600	976,772
Europcar Mobility Group(a)(b)	78,906	498,132
Firstgroup plc*	1,116,880	1,569,963
Fukuyama Transporting Co. Ltd.	1,000	38,038
Go-Ahead Group plc (The)	36,800	961,575
Hamakyorex Co. Ltd.	10,400	373,567
Hankyu Hanshin Holdings, Inc.	5,400	190,735
Hitachi Transport System Ltd.	2,700	84,799
Keikyu Corp.(a)	6,000	101,460
Keio Corp.	2,800	174,331
Keisei Electric Railway Co. Ltd.	5,100	188,593
Kintetsu Group Holdings Co. Ltd.	8,600	410,297
Kyushu Railway Co.	2,100	60,152
Maruzen Showa Unyu Co. Ltd.	11,500	344,232
MTR Corp. Ltd.(a)	43,764	288,204
Nankai Electric Railway Co. Ltd.	3,000	72,309
National Express Group plc	37,840	194,414
Nikkon Holdings Co. Ltd.	2,600	61,231
Nippon Express Co. Ltd.	3,700	209,919
Nishi-Nippon Railroad Co. Ltd.(a)	1,000	21,248
Odakyu Electric Railway Co. Ltd.	16,200	363,763
Sankyu, Inc.	2,333	125,702
Seibu Holdings, Inc.	8,100	128,242
Seino Holdings Co. Ltd.	7,500	94,290
Senko Group Holdings Co. Ltd.	131,600	1,036,316
Sixt SE	550	56,736
Sixt SE (Preference)	1,518	101,747
Stagecoach Group plc(a)	396,080	630,474
Stef SA	2,400	214,307
TFI International, Inc.	6,708	213,273
Tobu Railway Co. Ltd.	4,000	114,575
Tokyu Corp.	21,800	383,897
Tonami Holdings Co. Ltd.	5,000	262,031
Trancom Co. Ltd.	600	34,815
West Japan Railway Co.	7,000	576,247

		16,733,651

Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp.	3,100	121,916
ams AG*(a)	5,280	279,893
ASM International NV	3,477	286,553
ASM Pacific Technology Ltd.	5,000	58,924
ASML Holding NV	12,720	2,872,144
BE Semiconductor Industries NV(a)	4,080	122,607
Dialog Semiconductor plc*	720	33,052
Disco Corp.	1,700	316,749
Infineon Technologies AG	30,080	570,018

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
IQE plc*(a)	80,000	64,994
Japan Material Co. Ltd.	3,900	51,473
Lasertec Corp.	500	24,269
Melexis NV(a)	495	34,225
Mimasu Semiconductor Industry Co. Ltd.	16,200	272,300
Nordic Semiconductor ASA*(a)	148,080	745,935
Renesas Electronics Corp.*(a)	40,000	239,097
Rohm Co. Ltd.	3,800	268,441
Sanken Electric Co. Ltd.(a)	17,800	376,903
SCREEN Holdings Co. Ltd.(a)	1,800	99,139
Shindengen Electric Manufacturing Co. Ltd.	8,000	262,307
Shinko Electric Industries Co. Ltd.	5,800	47,383
Siltronic AG	2,114	166,408
SOITEC*	816	85,993
STMicroelectronics NV	21,520	400,498
SUMCO Corp.(a)	20,300	271,103
Tokyo Electron Ltd.	4,300	740,396
Tower Semiconductor Ltd.*	3,423	68,227
Ulvac, Inc.	1,700	72,024
X-Fab Silicon Foundries SE*(b)	11,600	56,247

		9,009,218

Software - 1.0%
Altium Ltd.	5,461	138,477
AVEVA Group plc	2,580	126,110
BlackBerry Ltd.*	5,490	40,261
Blue Prism Group plc*	4,832	84,192
Constellation Software, Inc.	644	615,820
Dassault Systemes SE	4,100	629,962
Descartes Systems Group, Inc. (The)*	4,000	146,061
Enghouse Systems Ltd.	3,344	88,009
Fuji Soft, Inc.	1,600	72,650
Hilan Ltd.	1,569	54,964
Infomart Corp.	5,500	75,174
IRESS Ltd.(a)	8,665	83,613
Justsystems Corp.	5,600	190,836
Kinaxis, Inc.*	1,436	90,787
Micro Focus International plc	14,979	318,914
Miroku Jyoho Service Co. Ltd.(a)	1,000	31,637
Nemetschek SE	2,310	131,041
Nice Ltd.*	2,136	329,174
Open Text Corp.(a)	11,280	483,533
Oracle Corp. Japan	800	66,903
RIB Software SE	8,720	190,585
Sage Group plc (The)	30,000	264,481
SAP SE	31,360	3,900,841
SimCorp A/S	2,552	232,306
Software AG	1,320	37,668
Sophos Group plc(b)	11,880	63,277
Systena Corp.	5,200	87,405
Technology One Ltd.	33,615	177,476
Temenos AG (Registered)*	1,377	244,939
Trend Micro, Inc.	2,500	109,717
WiseTech Global Ltd.(a)	4,953	109,039

		9,215,852

Investments	Shares	Value ($)
Specialty Retail - 2.2%
ABC-Mart, Inc.(a)	700	44,485
Accent Group Ltd.	18,000	18,796
Alpen Co. Ltd.(a)	10,600	152,203
AOKI Holdings, Inc.	40,000	394,566
Aoyama Trading Co. Ltd.	32,000	599,770
Arcland Sakamoto Co. Ltd.	27,500	334,584
Autobacs Seven Co. Ltd.(a)	2,100	34,312
Automotive Holdings Group Ltd.	206,560	444,199
BCA Marketplace plc	67,200	199,125
Bic Camera, Inc.(a)	4,100	40,707
Bilia AB, Class A	66,480	593,203
Carasso Motors Ltd.	31,120	126,904
Card Factory plc	318,800	648,769
CECONOMY AG*	142,560	916,486
Chiyoda Co. Ltd.	2,800	41,623
Clas Ohlson AB, Class B	11,920	107,916
DCM Holdings Co. Ltd.(a)	26,000	247,129
Delek Automotive Systems Ltd.	38,245	163,068
Dixons Carphone plc(a)	868,000	1,270,604
Dunelm Group plc	324	3,668
EDION Corp.(a)	80,000	764,080
Fast Retailing Co. Ltd.	1,900	1,147,087
Fenix Outdoor International AG	369	39,619
Fielmann AG	607	42,645
Fnac Darty SA*	13,914	982,958
Geo Holdings Corp.	28,400	376,661
Giordano International Ltd.	1,070,000	369,065
GrandVision NV(b)	10,800	326,591
Hennes & Mauritz AB, Class B	28,640	503,528
Hikari Tsushin, Inc.	600	133,235
Hornbach Holding AG & Co. KGaA	6,480	351,723
Industria de Diseno Textil SA	35,360	1,064,166
JB Hi-Fi Ltd.(a)	9,194	190,679
JD Sports Fashion plc	8,827	70,232
JINS Holdings, Inc.	900	47,663
Joshin Denki Co. Ltd.	30,100	578,852
Joyful Honda Co. Ltd.	8,400	95,470
Kingfisher plc	68,983	187,853
Kohnan Shoji Co. Ltd.	24,000	526,088
Komeri Co. Ltd.	24,000	496,910
K’s Holdings Corp.	6,100	55,958
Leon’s Furniture Ltd.	16,160	189,517
LIXIL VIVA Corp.	16,000	195,404
Luk Fook Holdings International Ltd.(a)	256,672	777,108
Maisons du Monde SA(b)	38,795	785,273
Nishimatsuya Chain Co. Ltd.	1,300	10,537
Nitori Holdings Co. Ltd.	2,300	312,033
Nojima Corp.	32,000	518,425
PAL GROUP Holdings Co. Ltd.	1,800	56,449
Pets at Home Group plc(a)	392,960	1,000,813
Premier Investments Ltd.(a)	6,508	70,694
Sa Sa International Holdings Ltd.(a)	204,700	57,792
Shimachu Co. Ltd.	1,300	28,939
Shimamura Co. Ltd.	1,700	120,875
Super Retail Group Ltd.(a)	100,080	620,821

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
T-Gaia Corp.	7,600	154,275
United Arrows Ltd.	4,400	126,641
USS Co. Ltd.	6,200	123,743
Vivo Energy plc(b)	40,320	59,244
VT Holdings Co. Ltd.	61,800	244,183
WH Smith plc	3,339	86,593
World Co. Ltd.	16,200	323,776
Xebio Holdings Co. Ltd.	24,000	267,465
Yamada Denki Co. Ltd.	27,000	119,613
Yellow Hat Ltd.	32,200	414,307

		21,397,700

Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd.	8,200	146,894
Canon, Inc.	51,600	1,411,723
Eizo Corp.	1,400	51,771
Elecom Co. Ltd.	5,700	207,631
FUJIFILM Holdings Corp.	16,000	763,491
Konica Minolta, Inc.	18,900	158,406
Logitech International SA (Registered)	3,669	152,764
MCJ Co. Ltd.	56,000	414,165
NEC Corp.	11,700	482,763
Neopost SA	28,480	577,115
Ricoh Co. Ltd.	27,400	252,865
Riso Kagaku Corp.	1,700	27,040
S&T AG	228	5,397
Seiko Epson Corp.	8,300	123,076
Toshiba TEC Corp.	3,800	113,396

		4,888,497

Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	5,520	1,779,565
Asics Corp.(a)	12,200	131,916
Brunello Cucinelli SpA(a)	1,556	49,617
Burberry Group plc	14,000	387,244
Chow Sang Sang Holdings International Ltd.	310,000	424,533
Cie Financiere Richemont SA (Registered)	13,680	1,180,073
Coats Group plc	98,856	96,533
Crystal International Group Ltd.(b)	607,500	271,625
Delta-Galil Industries Ltd.	960	28,139
Descente Ltd.	2,400	37,445
EssilorLuxottica SA - IM	2,578	353,770
EssilorLuxottica SA - MO	5,582	762,270
Gildan Activewear, Inc.	8,960	354,674
Goldwin, Inc.	1,200	166,668
Gunze Ltd.	700	31,333
Hermes International	945	669,807
HUGO BOSS AG	511	32,521
Japan Wool Textile Co. Ltd. (The)	51,700	429,980
Kering SA	2,320	1,212,760
Kurabo Industries Ltd.	18,400	357,069
Li & Fung Ltd.(a)	5,120,000	719,478
LVMH Moet Hennessy Louis Vuitton SE	8,080	3,376,301
Moncler SpA	3,061	126,680
Onward Holdings Co. Ltd.	112,000	579,728
Pandora A/S	7,951	308,003

Investments	Shares	Value ($)
Puma SE	2,080	146,479
Regina Miracle International Holdings Ltd.(b)	20,000	14,947
Samsonite International SA(b)	36,600	72,378
Seiko Holdings Corp.(a)	24,300	475,369
Seiren Co. Ltd.	11,200	155,351
Stella International Holdings Ltd.	471,500	760,144
Swatch Group AG (The)	1,360	398,109
Swatch Group AG (The) (Registered)	1,997	109,734
Tod’s SpA(a)	245	12,275
TSI Holdings Co. Ltd.	4,800	26,083
Wacoal Holdings Corp.	1,500	36,611
Yondoshi Holdings, Inc.	1,400	33,706
Yue Yuen Industrial Holdings Ltd.	22,000	61,690

		16,170,608

Thrifts & Mortgage Finance - 0.7%
Aareal Bank AG	46,720	1,346,227
Charter Court Financial Services Group plc(b)	101,005	365,461
Deutsche Pfandbriefbank AG(b)	103,920	1,192,914
Equitable Group, Inc.	7,600	533,618
Genworth Mortgage Insurance Australia Ltd.(a)	47,182	110,244
Home Capital Group, Inc.*(a)	55,520	1,004,150
OneSavings Bank plc	139,680	621,527
Paragon Banking Group plc	241,760	1,234,416

		6,408,557

Tobacco - 0.8%
British American Tobacco plc	119,200	4,308,575
Imperial Brands plc	46,228	1,185,851
Japan Tobacco, Inc.	56,000	1,247,911
Scandinavian Tobacco Group A/S(b)	47,438	502,910
Swedish Match AB	6,240	240,607

		7,485,854

Trading Companies & Distributors - 1.9%
AddTech AB, Class B	4,329	114,169
Advan Co. Ltd.	6,400	65,311
Ashtead Group plc	19,360	538,823
BayWa AG	6,830	179,467
Beijer Ref AB	3,795	84,895
Brenntag AG	2,605	128,749
Bunzl plc	12,960	341,181
Cramo OYJ	40,560	354,050
Diploma plc	6,602	122,631
Ferguson plc	6,480	489,079
Finning International, Inc.	387	6,725
Grafton Group plc	11,760	104,685
Hanwa Co. Ltd.	4,200	115,585
Howden Joinery Group plc	33,782	229,572
IMCD NV	2,440	217,064
Inaba Denki Sangyo Co. Ltd.	800	37,062
Inabata & Co. Ltd.	36,200	474,442
Indutrade AB	2,198	62,871
ITOCHU Corp.	81,100	1,555,148
Japan Pulp & Paper Co. Ltd.	9,500	321,114
Kanamoto Co. Ltd.	33,123	858,162

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kanematsu Corp.	78,800	911,562
Kloeckner & Co. SE	50,800	254,523
Marubeni Corp.	99,000	647,387
Mitsubishi Corp.	72,000	1,947,299
Mitsui & Co. Ltd.	96,800	1,586,067
MonotaRO Co. Ltd.(a)	2,800	61,790
Nagase & Co. Ltd.	4,900	71,982
Nichiden Corp.	24,000	422,639
Nippon Steel Trading Corp.	600	24,232
Nishio Rent All Co. Ltd.	17,100	481,147
Reece Ltd.(a)	5,999	43,540
Rexel SA	4,641	52,267
Richelieu Hardware Ltd.	1,340	26,593
Russel Metals, Inc.	58,880	938,475
Seven Group Holdings Ltd.(a)	10,640	132,812
SIG plc(a)	568,720	917,118
Sojitz Corp.(a)	65,700	206,948
Sumitomo Corp.	58,200	870,253
Toromont Industries Ltd.(a)	3,554	179,168
Toyota Tsusho Corp.	16,900	493,419
Travis Perkins plc	13,280	222,121
Yamazen Corp.	74,200	711,418
Yuasa Trading Co. Ltd.	16,000	454,617

		18,058,162

Transportation Infrastructure - 0.5%
Aena SME SA(b)	2,000	365,418
Aeroports de Paris	1,475	255,701
ASTM SpA	1,680	58,472
Atlantia SpA	18,400	476,517
Atlas Arteria Ltd.(a)	39,038	220,368
Auckland International Airport Ltd.	22,540	138,425
BBA Aviation plc	31,120	121,936
Enav SpA(b)	12,657	70,236
Flughafen Zurich AG (Registered)	320	58,699
Fraport AG Frankfurt Airport Services Worldwide	890	75,033
Getlink SE(a)	16,112	234,105
Hamburger Hafen und Logistik AG	1,220	31,052
Hutchison Port Holdings Trust	461,700	101,574
James Fisher & Sons plc(a)	1,322	35,126
Kamigumi Co. Ltd.	6,500	150,265
Port of Tauranga Ltd.	5,225	21,277
Qube Holdings Ltd.(a)	109,704	238,939
SATS Ltd.	19,000	66,918
Societa Iniziative Autostradali e Servizi SpA	4,167	79,707
Sumitomo Warehouse Co. Ltd. (The)	61,000	792,733
Sydney Airport	50,400	290,411
Transurban Group	66,915	717,184
Westshore Terminals Investment Corp.(a)	5,020	79,592

		4,679,688

Water Utilities - 0.1%
Pennon Group plc	2,760	24,238
Severn Trent plc	10,960	270,412
United Utilities Group plc	20,400	196,983

		491,633

Investments	Shares	Value ($)
Wireless Telecommunication Services - 1.1%
1&1 Drillisch AG	2,659	80,822
Cellcom Israel Ltd.*	21,851	62,987
Freenet AG	2,198	43,439
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	548,000	119,010
KDDI Corp.	89,800	2,360,067
Millicom International Cellular SA, SDR	415	21,491
NTT DOCOMO, Inc.	24,000	578,034
Okinawa Cellular Telephone Co.	10,800	362,570
Rogers Communications, Inc., Class B(a)	12,400	646,936
SmarTone Telecommunications Holdings Ltd.	4,740	4,372
Softbank Corp.(a)	48,000	649,431
SoftBank Group Corp.	51,282	2,658,209
StarHub Ltd.	137,700	151,932
Tele2 AB, Class B	13,980	201,762
VEON Ltd.	48,560	149,765
Vodafone Group plc	1,389,440	2,553,311

		10,644,138

TOTAL COMMON STOCKS (Cost $881,857,585)		947,043,491

Investments	Shares	Value ($)
CLOSED END FUNDS - 0.0%(e)

Capital Markets - 0.0%(e)
HBM Healthcare Investments AG Class A*	240	47,321

Equity Real Estate Investment Trusts (REITs) - 0.0%(e)
UK Commercial Property REIT Ltd.	18,880	19,211

TOTAL CLOSED END FUNDS (Cost $44,671)		66,532

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(e)

Metals & Mining - 0.0%(e)
Pan American Silver Corp., CVR*‡(a)(d) (Cost $–)	41,840	21,757

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%

Pharmaceuticals - 0.0%
Australis Capital, Inc., expiring 8/23/2019, price 0.25 CAD*‡(d)
(Cost $–)	597	—

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 1.2%

REPURCHASE AGREEMENTS - 1.2%
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $4,213,828, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $4,263,606	4,213,532	4,213,532
NatWest Markets Securities, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $3,000,211, collateralized by various U.S. Treasury Securities, ranging from 1.25% - 3.00%, maturing 8/31/2019 - 10/31/2025; total market value $3,040,036	3,000,000	3,000,000
Societe Generale, 2.48%, dated 7/31/2019, due 8/1/2019, repurchase price $4,000,276, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 2.75%, maturing 4/30/2021 - 9/15/2021; Common Stocks; total market value $4,395,330	4,000,000	4,000,000

		11,213,532

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $11,213,532)		11,213,532

Total Investments - 99.3% (Cost $893,115,788)		958,345,312
Other Assets Less Liabilities - 0.7%		6,580,331

Net Assets - 100.0%		964,925,643

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $66,407,558, collateralized in the form of cash with a value of $11,213,532 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $21,113,108 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from August 8, 2019 – February 15, 2049 and $38,919,253 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $71,245,893.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to $321,016, which represents approximately 0.03% of net assets of the Fund.

(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $11,213,532.

Percentages shown are based on Net Assets.

Abbreviations

CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
CVR	Contingent Value Rights
DI	Depositary Interest
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	158	09/20/2019	EUR	$6,090,253	$129,085
FTSE 100 Index	37	09/20/2019	GBP	3,413,932	101,791
Hang Seng Index	2	08/29/2019	HKD	354,591	(7,496)
S&P/TSX 60 Index	15	09/19/2019	CAD	2,235,464	14,787
SGX Nikkei 225 Index	45	09/12/2019	JPY	4,459,590	128,746
SPI 200 Index	9	09/19/2019	AUD	1,047,109	40,109

					$407,022

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	141,233	Toronto-Dominion Bank (The)	USD	106,569	09/18/2019	$1,082
JPY	28,149,885	Toronto-Dominion Bank (The)	USD	260,000	09/18/2019	196
USD	130,528	JPMorgan Chase Bank	AUD	187,387	09/18/2019	1,161
USD	116,679	Goldman Sachs & Co.	DKK	763,595	09/18/2019	2,350
USD	554,000	Citibank NA	SEK	5,199,260	09/18/2019	10,090
USD	2,811	Citibank NA	SGD	3,828	09/18/2019	11

Total unrealized appreciation						$14,890

EUR	900,292	Citibank NA	USD	1,023,727	09/18/2019	$(17,467)
GBP	884,084	Toronto-Dominion Bank (The)	USD	1,123,741	09/18/2019	(38,700)
JPY	55,749,785	Citibank NA	USD	517,677	09/18/2019	(2,369)
SEK	2,390,159	Citibank NA	USD	254,989	09/18/2019	(4,947)
USD	113,605	Morgan Stanley	CHF	112,030	09/18/2019	(74)
USD	264,440	Citibank NA	HKD	2,071,174	09/18/2019	(249)

Total unrealized depreciation						$(63,806)

Net unrealized depreciation						$(48,916)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2019:

Australia	5.1%
Austria	0.3
Belgium	1.1
Canada	9.2
Denmark	1.1
Finland	0.9
France	7.4
Germany	6.4
Hong Kong	3.3
Ireland	0.4
Israel	1.0
Italy	2.6
Japan	27.5
Netherlands	2.9
New Zealand	0.3
Norway	1.1
Portugal	0.3
Singapore	1.2
Spain	2.3
Sweden	2.7
Switzerland	5.2
United Kingdom	15.8
Other[1]	1.9

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%

Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	17,019	57,987
AviChina Industry & Technology Co. Ltd., Class H	114,000	61,603
Bharat Electronics Ltd.	17,280	25,800
Embraer SA	30,900	158,582
Hanwha Aerospace Co. Ltd.*	1,767	48,092
Korea Aerospace Industries Ltd.	3,138	98,004
LIG Nex1 Co. Ltd.	430	10,704
United Aircraft Corp. PJSC*^	25,155,036	294,670

		755,442

Air Freight & Logistics - 0.6%
BEST, Inc., ADR*(a)	4,700	23,500
GD Express Carrier Bhd.	51,838	3,580
Gulf Warehousing Co.	376,980	528,078
Hyundai Glovis Co. Ltd.	2,060	268,143
Imperial Logistics Ltd.	234,016	753,870
Kerry TJ Logistics Co. Ltd.	14,000	16,321
Sinotrans Ltd., Class H	2,781,000	966,328
ZTO Express Cayman, Inc., ADR	18,643	366,335

		2,926,155

Airlines - 0.7%
Aegean Airlines SA	35,123	319,496
Aeroflot PJSC	19,139	32,269
Air Arabia PJSC*	2,893,991	882,422
Air China Ltd., Class H	206,000	202,634
AirAsia Group Bhd.	173,400	82,361
Asiana Airlines, Inc.*	2,987	14,593
Azul SA (Preference)*	10,300	141,746
Bangkok Airways PCL, NVDR	52,000	18,091
Cebu Air, Inc.	268,830	493,680
China Airlines Ltd.	87,000	26,747
China Eastern Airlines Corp. Ltd., Class H*	132,000	73,353
China Southern Airlines Co. Ltd., Class H	206,000	133,423
Eva Airways Corp.	138,661	65,104
Gol Linhas Aereas Inteligentes SA (Preference)*	3,500	38,111
Grupo Aeromexico SAB de CV*(a)	216,400	171,914
Hanjin Kal Corp.	1,957	42,842
InterGlobe Aviation Ltd.(b)	4,860	110,024
Jejuair Co. Ltd.	755	17,262
Korean Air Lines Co. Ltd.	4,326	93,424
Latam Airlines Group SA	12,154	116,338
SpiceJet Ltd.*	7,072	14,558
Thai Airways International PCL, NVDR*	865,200	289,760
Turk Hava Yollari AO*	65,714	147,219
Tway Air Co. Ltd.*	25,750	116,442

		3,643,813

Investments	Shares	Value ($)
Auto Components - 1.0%
Apollo Tyres Ltd.	14,352	32,862
Balkrishna Industries Ltd.	4,462	45,561
Bharat Forge Ltd.	9,991	61,433
Bosch Ltd.*	309	64,863
Cayman Engley Industrial Co. Ltd.*	49,796	165,744
Ceat Ltd.	936	11,127
Cheng Shin Rubber Industry Co. Ltd.	103,000	133,820
China First Capital Group Ltd.*	158,000	48,442
Cub Elecparts, Inc.	2,949	26,934
Endurance Technologies Ltd.(b)	1,456	19,525
Exide Industries Ltd.	5,676	15,121
Fuyao Glass Industry Group Co. Ltd., Class H(b)	14,400	43,966
Halla Holdings Corp.	9,785	354,811
Hankook Tire & Technology Co. Ltd.	6,798	177,549
Hanon Systems	8,240	81,488
Hota Industrial Manufacturing Co. Ltd.	9,826	34,601
Hyundai Mobis Co. Ltd.	6,180	1,258,879
Hyundai Wia Corp.	618	22,670
Kenda Rubber Industrial Co. Ltd.	29,307	27,332
Korea Autoglass Corp.	11,433	177,327
Kumho Tire Co., Inc.*	3,552	12,024
Mahindra CIE Automotive Ltd.*	6,379	16,595
Mando Corp.	2,987	85,462
Minda Industries Ltd.	5,154	21,726
Minth Group Ltd.	28,000	79,766
Motherson Sumi Systems Ltd.	39,552	61,382
MRF Ltd.	36	28,026
Nan Kang Rubber Tire Co. Ltd.	20,000	24,055
Nemak SAB de CV(b)	62,400	28,928
Nexen Tire Corp.	1,545	11,231
Nexteer Automotive Group Ltd.	44,000	46,148
S&T Motiv Co. Ltd.	11,742	496,239
Sebang Global Battery Co. Ltd.	8,446	289,124
SL Corp.	1,545	28,860
Sri Trang Agro-Industry PCL, NVDR	20,800	8,048
Sundram Fasteners Ltd.	3,224	20,567
Tianneng Power International Ltd.(a)	916,000	736,039
WABCO India Ltd.*	172	15,191
Xinyi Glass Holdings Ltd.	232,000	235,619

		5,049,085

Automobiles - 1.6%
Astra International Tbk. PT	896,100	447,507
BAIC Motor Corp. Ltd., Class H(b)	2,008,500	1,282,911
Bajaj Auto Ltd.	3,193	116,816
Brilliance China Automotive Holdings Ltd.(a)	268,000	295,119
BYD Co. Ltd., Class H(a)	25,500	160,599
China Motor Corp.*	61,000	50,121

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Dongfeng Motor Group Co. Ltd., Class H	244,000	219,129
DRB-Hicom Bhd.	7,300	4,688
Eicher Motors Ltd.	618	146,879
Ford Otomotiv Sanayi A/S	6,454	70,902
Geely Automobile Holdings Ltd.	515,000	798,694
Great Wall Motor Co. Ltd., Class H(a)	309,000	211,976
Guangzhou Automobile Group Co. Ltd., Class H	256,400	263,675
Hero MotoCorp Ltd.	4,223	144,651
Hyundai Motor Co.	13,184	1,409,666
Hyundai Motor Co. (2nd Preference)	3,399	236,732
Hyundai Motor Co. (3rd Preference)	312	18,829
Hyundai Motor Co. (Preference)	1,957	121,744
Indus Motor Co. Ltd.	14,420	102,339
Kia Motors Corp.	25,029	925,551
Mahindra & Mahindra Ltd.	26,265	210,013
Maruti Suzuki India Ltd.	5,253	417,712
Oriental Holdings Bhd.	339,900	540,348
Sanyang Motor Co. Ltd.	51,000	34,360
Ssangyong Motor Co.*	771	2,170
Tata Motors Ltd.*	42,642	84,063
Tata Motors Ltd., Class A*	25,527	24,178
Tofas Turk Otomobil Fabrikasi A/S	6,639	23,492
TVS Motor Co. Ltd.	3,564	19,070
UMW Holdings Bhd.	20,800	25,505
Yadea Group Holdings Ltd.(b)	40,000	8,176
Yulon Motor Co. Ltd.	97,000	74,866

		8,492,481

Banks - 15.0%
Absa Group Ltd.(a)	66,950	754,252
Abu Dhabi Commercial Bank PJSC	242,914	595,191
AFFIN Bank Bhd.	38,816	19,001
Agricultural Bank of China Ltd., Class H	2,575,000	1,049,355
Akbank T.A.S.*	240,698	326,744
Akbank T.A.S., ADR*	20,016	52,842
Al Khalij Commercial Bank PQSC	2,184,630	702,058
Al Rajhi Bank	53,766	986,282
Alinma Bank	34,299	229,998
Alior Bank SA*	2,987	36,410
Alliance Bank Malaysia Bhd.	28,200	25,149
Alpha Bank AE*	54,590	107,156
AMMB Holdings Bhd.	154,500	158,375
AU Small Finance Bank Ltd.(b)	2,288	22,562
Axis Bank Ltd.	77,559	760,086
Banco Bradesco SA*	44,592	368,696
Banco Bradesco SA (Preference)*	175,100	1,605,525
Banco Davivienda SA (Preference)	3,395	42,421
Banco de Bogota SA	8,858	192,360
Banco de Chile	1,978,463	285,055
Banco de Credito e Inversiones SA	2,146	135,773
Banco del Bajio SA(b)	25,800	48,998
Banco do Brasil SA*	113,300	1,482,120

Investments	Shares	Value ($)
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	20,600	128,716
Banco Santander Chile	2,609,814	189,797
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	82,400	118,854
Bancolombia SA	11,742	140,155
Bancolombia SA (Preference)	19,364	242,660
Bank Al Habib Ltd.	1,184,500	543,786
Bank AlBilad	16,377	126,630
Bank Alfalah Ltd.	878,000	222,306
Bank Al-Jazira	18,849	76,089
Bank Central Asia Tbk. PT	484,100	1,068,909
Bank Danamon Indonesia Tbk. PT	143,000	51,775
Bank Handlowy w Warszawie SA	2,012	27,546
Bank Mandiri Persero Tbk. PT	813,700	462,956
Bank Millennium SA*	25,240	49,605
Bank Negara Indonesia Persero Tbk. PT	690,100	417,250
Bank of Baroda*	55,723	86,438
Bank of China Ltd., Class H	6,901,000	2,821,089
Bank of Chongqing Co. Ltd., Class H	618,000	362,373
Bank of Communications Co. Ltd., Class H	1,957,000	1,432,518
Bank of Gansu Co. Ltd., Class H(b)	1,751,000	422,769
Bank of Jinzhou Co. Ltd., Class H*(b)(c)	258,000	230,713
Bank of the Philippine Islands	75,190	132,982
Bank of Tianjin Co. Ltd., Class H(b)	824,000	400,005
Bank Pan Indonesia Tbk. PT*	325,900	33,480
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	249,600	28,313
Bank Pembangunan Daerah Jawa Timur Tbk. PT	9,723,200	443,950
Bank Polska Kasa Opieki SA	6,901	184,929
Bank Rakyat Indonesia Persero Tbk. PT	2,327,800	743,993
Bank Tabungan Negara Persero Tbk. PT	473,800	83,152
Banque Saudi Fransi	18,231	196,623
BDO Unibank, Inc.	74,160	214,228
BIMB Holdings Bhd.	14,780	14,972
BNK Financial Group, Inc.	25,338	149,916
BOC Hong Kong Holdings Ltd.	323,000	1,242,006
Canara Bank*	11,983	41,183
Capitec Bank Holdings Ltd.(a)	2,678	222,950
Chang Hwa Commercial Bank Ltd.	290,534	203,684
China Banking Corp.	1,342,704	708,457
China CITIC Bank Corp. Ltd., Class H	1,081,000	602,098
China Construction Bank Corp., Class H	9,888,000	7,667,466
China Development Financial Holding Corp.	1,236,000	368,866
China Everbright Bank Co. Ltd., Class H	309,000	139,739

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Merchants Bank Co. Ltd., Class H	342,500	1,717,335
China Minsheng Banking Corp. Ltd., Class H	618,000	427,900
China Zheshang Bank Co. Ltd., Class H*	136,000	68,974
Chongqing Rural Commercial Bank Co. Ltd., Class H	3,193,000	1,680,548
CIMB Group Holdings Bhd.	221,849	273,111
City Union Bank Ltd.	9,675	27,245
Commercial Bank PQSC (The)	180,662	238,187
Commercial International Bank Egypt SAE	57,989	253,199
Credicorp Ltd.	2,884	628,683
Credit Agricole Egypt SAE	11,960	31,398
Credit Bank of Moscow PJSC	435,690	40,954
CTBC Financial Holding Co. Ltd.	1,751,000	1,143,101
DCB Bank Ltd.	1,720	4,889
DGB Financial Group, Inc.	17,098	108,822
Doha Bank QPSC	166,062	124,521
Dubai Islamic Bank PJSC	154,500	223,770
E.Sun Financial Holding Co. Ltd.	505,721	422,850
Eurobank Ergasias SA*	207,236	203,279
Far Eastern International Bank	119,838	48,173
Federal Bank Ltd.	62,052	83,355
First Abu Dhabi Bank PJSC	114,536	495,169
First Financial Holding Co. Ltd.	412,000	310,038
Grupo Aval Acciones y Valores SA (Preference)	425,081	163,319
Grupo Elektra SAB de CV(a)	2,575	175,607
Grupo Financiero Banorte SAB de CV, Class O	126,200	641,430
Grupo Financiero Inbursa SAB de CV, Class O	92,700	114,860
Grupo Security SA	33,325	12,510
Habib Bank Ltd.	67,900	51,172
Habib Metropolitan Bank Ltd.	669,500	148,204
Hana Financial Group, Inc.	28,016	822,886
Harbin Bank Co. Ltd., Class H*(b)	3,811,000	778,957
Hong Leong Bank Bhd.	20,600	89,659
Hong Leong Financial Group Bhd.	12,600	54,901
Housing & Development Bank	68,289	190,319
Hua Nan Financial Holdings Co. Ltd.	309,000	218,120
Huishang Bank Corp. Ltd., Class H	1,030,000	400,005
ICICI Bank Ltd.	138,020	851,978
IDFC First Bank Ltd.*	76,061	46,387
Indian Bank*	9,984	27,085
Industrial & Commercial Bank of China Ltd., Class H	7,107,000	4,811,904
Industrial Bank of Korea	25,029	278,194
ING Bank Slaski SA	1,751	87,158
Intercorp Financial Services, Inc.(b)	1,040	43,680
Itau CorpBanca	7,069,861	55,066
Itau Unibanco Holding SA (Preference)	206,000	1,906,373
Itausa - Investimentos Itau SA	42,309	142,469
Itausa - Investimentos Itau SA (Preference)	195,700	648,588

Investments	Shares	Value ($)
JB Financial Group Co. Ltd.	14,076	65,556
Jiangxi Bank Co. Ltd., Class H(b)	927,000	566,060
Karur Vysya Bank Ltd. (The)	13,613	12,448
KB Financial Group, Inc.	35,637	1,307,287
Kiatnakin Bank PCL, NVDR	41,200	97,792
King’s Town Bank Co. Ltd.	103,000	105,665
Komercni banka A/S	2,266	87,949
Kotak Mahindra Bank Ltd.	35,947	794,116
Krung Thai Bank PCL, NVDR	298,700	190,360
LH Financial Group PCL, NVDR	4,851,300	228,723
Malayan Banking Bhd.	216,300	453,410
Masraf Al Rayan QSC	156,955	165,114
mBank SA*	721	65,446
MCB Bank Ltd.	51,500	56,408
Mega Financial Holding Co. Ltd.	469,000	484,150
Metropolitan Bank & Trust Co.	81,374	121,132
Moneta Money Bank A/S(b)	17,472	60,388
National Bank of Greece SA*	22,557	66,555
National Bank of Pakistan*	618,500	129,435
National Commercial Bank	46,247	676,957
Nedbank Group Ltd.(a)	35,844	609,819
OTP Bank Nyrt	9,579	402,741
Philippine National Bank*	931,535	908,882
Piraeus Bank SA*	12,875	44,439
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	721,000	420,926
Powszechna Kasa Oszczednosci Bank Polski SA	37,595	399,171
Public Bank Bhd.	103,000	546,638
Punjab National Bank*	25,105	25,256
Qatar International Islamic Bank QSC	20,420	42,290
Qatar Islamic Bank SAQ	51,500	232,692
Qatar National Bank QPSC	189,829	1,017,253
RBL Bank Ltd.(b)	3,686	21,644
Regional SAB de CV(a)	9,900	47,867
RHB Bank Bhd.	103,000	137,283
Riyad Bank	48,101	333,451
Rizal Commercial Banking Corp.	43,139	26,025
Samba Financial Group	43,157	376,274
Santander Bank Polska SA	1,339	113,889
Sberbank of Russia PJSC	984,474	3,624,056
Sberbank of Russia PJSC (Preference)	91,567	292,916
Security Bank Corp.	13,750	49,312
Shanghai Commercial & Savings Bank Ltd. (The)	206,000	340,512
Shengjing Bank Co. Ltd., Class H(b)	618,000	442,900
Shinhan Financial Group Co. Ltd.	42,745	1,571,640
Siam Commercial Bank PCL (The), NVDR	144,200	644,692
SinoPac Financial Holdings Co. Ltd.	412,000	164,294
Standard Bank Group Ltd.	115,875	1,467,879
State Bank of India*	77,147	372,585
Syndicate Bank*	542,192	253,420
Taichung Commercial Bank Co. Ltd.*	217,977	88,675

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Taishin Financial Holding Co. Ltd.	927,000	435,246
Taiwan Business Bank	180,440	77,757
Taiwan Cooperative Financial Holding Co. Ltd.	412,000	278,240
Thanachart Capital PCL, NVDR	61,800	118,556
Tisco Financial Group PCL, NVDR	20,800	68,308
TMB Bank PCL, NVDR	1,133,000	69,627
Turkiye Garanti Bankasi A/S*	195,700	346,590
Turkiye Halk Bankasi A/S	58,866	63,716
Turkiye Is Bankasi A/S, Class C*	132,149	148,264
Turkiye Vakiflar Bankasi TAO, Class D	100,608	92,074
Union Bank of India*	469,680	461,589
Union Bank of Taiwan	214,296	82,699
Union Bank of the Philippines	604,230	715,399
United Bank Ltd.	54,500	49,723
VTB Bank PJSC	452,310,091	303,073
Woori Financial Group, Inc.	47,127	521,819
Yapi ve Kredi Bankasi A/S*	194,562	95,501
Yes Bank Ltd.	69,319	91,908

		79,123,128

Beverages - 0.6%
Ambev SA*	185,400	991,895
Anadolu Efes Biracilik ve Malt Sanayii A/S	10,922	42,103
Arca Continental SAB de CV	13,700	73,566
Becle SAB de CV	34,400	51,521
Carabao Group PCL, NVDR	13,100	33,330
Carlsberg Brewery Malaysia Bhd.	5,100	29,786
China Resources Beer Holdings Co. Ltd.	59,107	279,380
Cia Cervecerias Unidas SA	7,725	108,766
Coca-Cola Embonor SA (Preference), Class B	4,368	8,916
Coca-Cola Femsa SAB de CV	25,800	160,055
Coca-Cola Icecek A/S	360	2,153
Embotelladora Andina SA (Preference), Class B	9,513	33,587
Emperador, Inc.*	145,600	21,545
Fomento Economico Mexicano SAB de CV	72,100	659,762
Fraser & Neave Holdings Bhd.	3,700	30,934
Heineken Malaysia Bhd.	7,700	42,507
Hey Song Corp.	2,000	2,039
Hite Jinro Co. Ltd.	1,790	32,226
Lotte Chilsung Beverage Co. Ltd.	150	18,384
Muhak Co. Ltd.	761	6,754
Osotspa PCL, NVDR	22,400	26,766
Tibet Water Resources Ltd.*	52,000	13,020
Tsingtao Brewery Co. Ltd., Class H	18,000	106,006
United Breweries Ltd.	3,972	81,735
United Spirits Ltd.*	14,420	124,536
Varun Beverages Ltd.	774	7,189
Varun Beverages Ltd.*(c)	387	3,595
Vina Concha y Toro SA	19,880	40,128

		3,032,184

Biotechnology - 0.3%
3SBio, Inc.*(b)	33,480	57,312

Investments	Shares	Value ($)
ABLBio, Inc.*	1,133	19,584
Alteogen, Inc.*	574	14,094
Amicogen, Inc.*	514	9,058
Anterogen Co. Ltd.*	328	11,436
BeiGene Ltd.*	22,800	237,236
Biocon Ltd.	9,530	31,388
Celltrion, Inc.*	4,512	650,237
China Biologic Products Holdings, Inc.*(a)	1,378	132,192
CrystalGenomics, Inc.*	2,433	28,173
Genexine Co. Ltd.*	650	31,536
Green Cross Cell Corp.	258	8,243
Green Cross Corp.	300	27,259
Green Cross Holdings Corp.	1,787	29,605
Helixmith Co. Ltd.*	673	112,347
Hugel, Inc.*	104	32,920
iNtRON Biotechnology, Inc.*	920	9,487
Medy-Tox, Inc.	211	74,530
OBI Pharma, Inc.*	9,584	46,386
PharmaEngine, Inc.	4,172	10,921
PharmaEssentia Corp.*	9,000	37,337
Pharmicell Co. Ltd.*	3,360	23,629
Seegene, Inc.*	999	18,788
SillaJen, Inc.*	2,678	100,162
STCUBE*	750	7,607
TaiMed Biologics, Inc.*	8,000	42,964
Tanvex BioPharma, Inc.*	9,000	20,839

		1,825,270

Building Products - 0.2%
Astral Poly Technik Ltd.	1,823	32,996
China Lesso Group Holdings Ltd.	97,000	90,211
Elementia SAB de CV*(b)	10,400	3,369
IS Dongseo Co. Ltd.	1,106	31,130
Kajaria Ceramics Ltd.	2,608	17,972
KCC Corp.	309	63,597
Kyung Dong Navien Co. Ltd.	208	6,575
LG Hausys Ltd.	7,725	390,461
Taiwan Glass Industry Corp.	56,000	21,791
Trakya Cam Sanayii A/S	512,425	255,211

		913,313

Capital Markets - 2.1%
B3 SA - Brasil Bolsa Balcao	82,400	923,950
Banco BTG Pactual SA*	5,200	82,590
Bolsa Mexicana de Valores SAB de CV	24,100	40,577
Brait SE*(a)	420,137	349,775
Bursa Malaysia Bhd.	17,700	28,953
Capital Securities Corp.	103,000	31,434
China Bills Finance Corp.	71,000	33,679
China Cinda Asset Management Co. Ltd., Class H	824,000	181,055
China Ding Yi Feng Holdings Ltd.(c)	40,000	118,039
China Everbright Ltd.	72,000	95,842
China Galaxy Securities Co. Ltd., Class H	309,000	166,581
China Huarong Asset Management Co. Ltd., Class H(b)	824,000	140,002

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China International Capital Corp. Ltd., Class H(a)(b)	41,200	78,738
China Merchants Securities Co. Ltd., Class H(b)	1,050,600	1,222,674
CITIC Securities Co. Ltd., Class H(a)	206,000	398,952
Coronation Fund Managers Ltd.	7,009	20,769
CSC Financial Co. Ltd., Class H(a)(b)	1,030,000	748,694
Daishin Securities Co. Ltd.	4,440	44,659
Daishin Securities Co. Ltd. (Preference)	1,603	12,357
Daou Technology, Inc.	2,355	40,607
Dubai Financial Market PJSC*	67,052	17,251
Edelweiss Financial Services Ltd.	22,568	47,951
Egyptian Financial Group-Hermes Holding Co.	700,812	697,429
Everbright Securities Co. Ltd., Class H(b)	370,800	288,004
GF Securities Co. Ltd., Class H*	123,600	140,054
Guotai Junan International Holdings Ltd.(a)	4,017,000	641,456
Guotai Junan Securities Co. Ltd., Class H(b)	19,600	31,899
Haitong Securities Co. Ltd., Class H	288,400	289,214
Hanwha Investment & Securities Co. Ltd.*	167,890	305,809
HDFC Asset Management Co. Ltd.(b)	862	26,933
Huatai Securities Co. Ltd., Class H(a)(b)	61,800	101,054
IBF Financial Holdings Co. Ltd.	150,929	53,876
IIFL Securities Ltd.*(c)	3,988	6,363
IIFL Wealth Management Ltd.*(c)	570	6,362
Indiabulls Ventures Ltd.	9,273	32,341
Investec Ltd.	13,081	75,632
Jih Sun Financial Holdings Co. Ltd.	96,907	33,502
JM Financial Ltd.	11,544	11,236
JSE Ltd.	4,205	38,084
KIWOOM Securities Co. Ltd.	927	57,355
Korea Investment Holdings Co. Ltd.	3,811	239,979
Kresna Graha Investama Tbk. PT*	187,300	7,683
Macquarie Korea Infrastructure Fund	15,450	152,136
Meritz Securities Co. Ltd.	30,282	129,769
Mirae Asset Daewoo Co. Ltd.	34,814	221,873
Moscow Exchange MICEX-RTS PJSC	46,659	68,531
NH Investment & Securities Co. Ltd.	7,519	83,255
NH Investment & Securities Co. Ltd. (Preference)	8,549	64,166
Orient Securities Co. Ltd., Class H(b)	1,049,600	643,606
Pioneers Holding for Financial Investments SAE*	579,375	177,624
PSG Konsult Ltd.	3,256	2,159

Investments	Shares	Value ($)
Reinet Investments SCA	10,918	194,631
Samsung Securities Co. Ltd.	5,768	178,437
Shinyoung Securities Co. Ltd.	5,768	286,669
Sociedad de Inversiones Oro Blanco SA	41,092,159	205,166
Warsaw Stock Exchange	1,040	10,510
Yuanta Financial Holding Co. Ltd.	1,030,000	579,666
Yuanta Securities Korea Co. Ltd.*	110,210	257,104

		11,164,696

Chemicals - 3.5%
Advanced Petrochemical Co.	4,738	74,028
AECI Ltd.	138,329	907,635
AK Holdings, Inc.	7,004	243,314
Akzo Nobel India Ltd.	832	21,138
Alpek SAB de CV(a)	14,100	15,346
Asian Paints Ltd.	12,360	273,327
Barito Pacific Tbk. PT	679,800	188,173
BASF India Ltd.	836	12,430
Batu Kawan Bhd.	23,000	91,186
Berger Paints India Ltd.	10,816	52,016
Braskem SA (Preference), Class A*	10,300	93,183
Castrol India Ltd.	9,090	16,030
Chambal Fertilizers and Chemicals Ltd.	5,408	11,782
Chandra Asri Petrochemical Tbk. PT	51,500	23,055
China General Plastics Corp.	464,412	319,610
China Lumena New Materials Corp.*‡(c)	888,000	—
China Man-Made Fiber Corp.	1,545,000	466,548
China Petrochemical Development Corp.	221,235	73,993
China Risun Group Ltd., Class H(b)	1,236,000	445,269
China Steel Chemical Corp.	8,000	32,674
Ciech SA*	34,196	352,243
Coromandel International Ltd.	1,898	10,295
D&L Industries, Inc.	110,800	22,383
DCM Shriram Ltd.	48,101	278,879
Dongjin Semichem Co. Ltd.	206	2,377
Dongyue Group Ltd.	1,442,000	784,747
Eastern Polymer Group PCL, NVDR	52,200	11,881
Ecopro Co. Ltd.*	624	11,524
Egypt Kuwait Holding Co. SAE	36,677	44,929
Engro Corp. Ltd.	34,170	54,897
Engro Fertilizers Ltd.	687,500	277,240
Eternal Materials Co. Ltd.	46,010	38,766
Everlight Chemical Industrial Corp.	54,000	29,869
Fauji Fertilizer Co. Ltd.	61,000	36,409
Finolex Industries Ltd.	145	1,110
Foosung Co. Ltd.*	1,768	13,270
Formosa Chemicals & Fibre Corp.	172,000	525,478
Formosa Plastics Corp.	206,000	665,788
Fufeng Group Ltd.*(a)	1,545,000	761,852
GFL Ltd.	1,704	22,467
Grand Pacific Petrochemical*	1,070,000	703,687
Grupa Azoty SA*	3,090	35,931

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	48,925	150,079
Hansol Chemical Co. Ltd.	528	36,238
Hanwha Chemical Corp.	9,991	157,917
Himadri Speciality Chemical Ltd.	7,638	8,978
Huabao International Holdings Ltd.	1,030,000	434,216
Huchems Fine Chemical Corp.	2,040	39,141
Indorama Ventures PCL, NVDR	185,400	247,160
International CSRC Investment Holdings Co.	83,031	101,734
Kansai Nerolac Paints Ltd.	7,592	47,146
Kolon Industries, Inc.	1,854	62,604
Korea Petrochemical Ind Co. Ltd.	420	42,777
Kumho Petrochemical Co. Ltd.	1,648	113,804
LG Chem Ltd.	1,957	558,269
LG Chem Ltd. (Preference)	412	62,509
Lotte Chemical Corp.	1,545	304,273
Lotte Chemical Titan Holding Bhd.(b)	41,200	28,255
LOTTE Fine Chemical Co. Ltd.	1,649	67,948
Mexichem SAB de CV	51,500	95,256
Misr Fertilizers Production Co. SAE	1,204	4,431
Miwon Specialty Chemical Co. Ltd.	3,193	199,714
Namhae Chemical Corp.	1,040	7,973
Nan Ya Plastics Corp.	244,000	559,476
National Industrialization Co.*	14,935	61,563
OCI Co. Ltd.	721	45,889
Oriental Union Chemical Corp.	34,000	25,914
Petkim Petrokimya Holding A/S*	90,370	63,694
Petronas Chemicals Group Bhd.	103,000	186,955
PhosAgro PJSC	1,080	40,474
PI Industries Ltd.	1,268	20,271
Pidilite Industries Ltd.	5,150	92,885
PTT Global Chemical PCL, NVDR	154,500	303,926
Sahara International Petrochemical Co.	16,171	86,319
Sasa Polyester Sanayi A/S	158,208	175,226
Sasol Ltd.	25,029	548,744
Saudi Arabian Fertilizer Co.	7,725	181,047
Saudi Basic Industries Corp.	32,133	920,154
Saudi Industrial Investment Group	20,909	131,791
Saudi Kayan Petrochemical Co.*	33,578	101,167
Scientex Bhd.	8,700	17,752
Shinkong Synthetic Fibers Corp.	1,854,000	790,002
Sidi Kerir Petrochemicals Co.	151,190	75,823
Sinofert Holdings Ltd.*	172,000	19,336
Sinopec Shanghai Petrochemical Co. Ltd., Class H	274,000	95,908
SK Chemicals Co. Ltd.	213	8,012
SK Discovery Co. Ltd.	15,038	307,598
SK Materials Co. Ltd.	312	46,941
SKC Co. Ltd.	1,946	69,576
SKCKOLONPI, Inc.	520	12,724
Sociedad Quimica y Minera de Chile SA (Preference), Class B	3,502	103,161
Soda Sanayii A/S	30,857	33,899
Solar Industries India Ltd.	1,040	16,900
Songwon Industrial Co. Ltd.	21,321	340,603

Investments	Shares	Value ($)
Soulbrain Co. Ltd.	416	22,855
SRF Ltd.	774	30,402
Supreme Industries Ltd.	1,204	18,376
Taekwang Industrial Co. Ltd.	52	54,545
Taiwan Fertilizer Co. Ltd.	37,000	57,114
Taiwan Styrene Monomer*	618,000	486,919
Tata Chemicals Ltd.	1,541	12,921
TOA Paint Thailand PCL, NVDR	12,000	15,607
TSRC Corp.*	34,000	29,577
Unid Co. Ltd.	7,828	314,285
Unipar Carbocloro SA (Preference)	66,616	596,828
UPL Ltd.	23,638	204,558
Yanbu National Petrochemical Co.	9,579	150,688

		18,295,586

Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	333,444	296,048
Cleanaway Co. Ltd.	3,000	15,340
Country Garden Services Holdings Co. Ltd.	45,887	111,729
ECOVE Environment Corp.	1,000	6,577
Greentown Service Group Co. Ltd.(b)	68,000	57,768
KEPCO Plant Service & Engineering Co. Ltd.	1,144	30,846
S-1 Corp.	927	81,879
Sunny Friend Environmental Technology Co. Ltd.	3,000	25,615
Taiwan Secom Co. Ltd.	11,165	31,166
Taiwan Shin Kong Security Co. Ltd.	8,240	9,897

		666,865

Communications Equipment - 0.1%
Accton Technology Corp.	21,000	90,495
Advanced Ceramic X Corp.	1,000	7,718
BYD Electronic International Co. Ltd.	70,500	111,858
KMW Co. Ltd.*	618	28,782
Sterlite Technologies Ltd.	5,616	12,165
Wistron NeWeb Corp.	10,093	25,415
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(b)	6,000	11,037
ZTE Corp., Class H*	23,400	70,847

		358,317

Construction & Engineering - 1.6%
Acter Group Corp. Ltd.	60,000	317,409
Arabtec Holding PJSC	57,790	27,848
BES Engineering Corp.	55,000	13,619
Budimex SA	460	15,416
CH Karnchang PCL, NVDR	737	647
China Communications Construction Co. Ltd., Class H	412,000	349,478
China Communications Services Corp. Ltd., Class H	94,000	66,046
China Energy Engineering Corp. Ltd., Class H	7,828,000	820,010
China Railway Construction Corp. Ltd., Class H	175,500	204,244
China Railway Group Ltd., Class H	358,000	252,451

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China State Construction International Holdings Ltd.	206,000	213,161
Continental Holdings Corp.	586,000	327,906
CTCI Corp.	23,000	33,654
Daelim Industrial Co. Ltd.	2,575	229,619
Daewoo Engineering & Construction Co. Ltd.*	22,042	76,386
Dilip Buildcon Ltd.(b)	1,768	10,551
Ellaktor SA*	151,101	365,913
Engineers India Ltd.	7,880	11,467
Gamuda Bhd.	83,200	74,802
GEK Terna Holding Real Estate Construction SA*	94,552	675,860
GMR Infrastructure Ltd.*	102,144	22,200
GS Engineering & Construction Corp.	6,489	185,933
HDC Holdings Co. Ltd.	5,090	53,778
HDC Hyundai Development Co-Engineering & Construction, Class E	1,236	38,916
Hyundai Engineering & Construction Co. Ltd.	6,798	247,362
IJM Corp. Bhd.	147,900	83,511
IRB Infrastructure Developers Ltd.	199,511	271,632
Kalpataru Power Transmission Ltd.	542	3,779
KEC International Ltd.	516	2,317
KEPCO Engineering & Construction Co., Inc.	602	9,592
Kumho Industrial Co. Ltd.	25,956	287,401
Larsen & Toubro Ltd.	14,227	286,929
Larsen & Toubro Ltd., GDR(b)	296	5,914
Malaysian Resources Corp. Bhd.	83,200	18,348
Metallurgical Corp. of China Ltd., Class H	3,605,000	884,222
NCC Ltd.*	15,600	16,590
PP Persero Tbk. PT	3,543,200	543,474
Samsung Engineering Co. Ltd.*	7,461	103,739
Sinopec Engineering Group Co. Ltd., Class H	1,545,000	1,217,779
Sino-Thai Engineering & Construction PCL, NVDR	41,571	34,468
Taeyoung Engineering & Construction Co. Ltd.	2,884	32,299
Tekfen Holding A/S	18,899	80,262
Totalindo Eka Persada Tbk. PT*	262,900	11,535
Voltas Ltd.	5,928	50,244
Waskita Karya Persero Tbk. PT	385,600	56,394
Wijaya Karya Persero Tbk. PT	164,800	27,512

		8,662,617

Construction Materials - 1.9%
ACC Ltd.	1,926	43,692
Ambuja Cements Ltd.	27,192	79,815
Anhui Conch Cement Co. Ltd., Class H	103,000	601,981
Asia Cement China Holdings Corp.(a)	566,500	790,273
Asia Cement Co. Ltd.	2,369	162,792
Asia Cement Corp.	206,000	276,915

Investments	Shares	Value ($)
BBMG Corp., Class H(a)	2,987,000	877,643
Cahya Mata Sarawak Bhd.	32,900	22,643
Cementos Argos SA	26,160	61,100
Cementos Argos SA (Preference)	10,296	20,170
Cementos Pacasmayo SAA	4,992	9,086
CEMEX Latam Holdings SA*	7,998	10,202
Cemex SAB de CV(a)	690,100	247,578
Century Textiles & Industries Ltd.	1,872	24,260
Chia Hsin Cement Corp.	618,000	330,906
China National Building Material Co. Ltd., Class H	350,050	311,239
China Resources Cement Holdings Ltd.	206,000	190,792
China Shanshui Cement Group Ltd.*	1,442,000	574,744
Dalmia Bharat Ltd.	1,648	22,079
Eagle Cement Corp.	62,400	17,780
Grasim Industries Ltd.	15,629	179,125
Grupo Argos SA	29,870	152,593
Grupo Argos SA (Preference)	17,319	72,380
Grupo Cementos de Chihuahua SAB de CV(a)	10,300	55,819
Huaxin Cement Co. Ltd., Class B	418,420	815,919
Indocement Tunggal Prakarsa Tbk. PT	72,100	115,606
Lucky Cement Ltd.	10,400	24,628
POSCO Chemical Co. Ltd.	1,144	47,091
PPC Ltd.*	2,035,616	699,423
Prism Johnson Ltd.	10,157	13,578
Qatar National Cement Co. QSC	210,630	356,377
Qatari Investors Group QSC	621,810	375,742
Ramco Cements Ltd. (The)	3,536	37,856
Saudi Cement Co.	3,605	68,245
Semen Indonesia Persero Tbk. PT	123,600	113,530
Shree Cement Ltd.	412	120,777
Siam Cement PCL (The), NVDR	10,300	145,349
Siam City Cement PCL, NVDR	4,700	36,371
Ssangyong Cement Industrial Co. Ltd.	6,660	31,749
Taiwan Cement Corp.*	412,000	592,253
Titan Cement International SA*	1,371	29,949
TPI Polene PCL, NVDR	377,200	23,303
UltraTech Cement Ltd.	4,120	260,365
Waskita Beton Precast Tbk. PT	11,319,700	293,955
West China Cement Ltd.	2,884,000	490,006

		9,827,679

Consumer Finance - 0.9%
51 Credit Card, Inc.*	875,500	423,887
AEON Credit Service M Bhd.	4,400	17,636
Aju Capital Co. Ltd.	18,540	160,625
Bajaj Finance Ltd.	7,519	355,487
Cholamandalam Investment and Finance Co. Ltd.	9,985	37,691
Gentera SAB de CV(a)	1,256,600	1,047,263
KRUK SA	858	41,326
Krungthai Card PCL, NVDR	36,800	57,135
LexinFintech Holdings Ltd., ADR*	64,662	685,417

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Mahindra & Mahindra Financial Services Ltd.	13,330	59,068
Manappuram Finance Ltd.	18,492	30,526
Muangthai Capital PCL, NVDR	39,400	77,506
Muthoot Finance Ltd.	3,784	33,445
PPDAI Group, Inc., ADR	82,400	319,712
Safmar Financial Investment	66,229	497,024
Samsung Card Co. Ltd.	2,884	88,487
Shriram City Union Finance Ltd.	1,537	30,489
Shriram Transport Finance Co. Ltd.	6,180	87,082
Srisawad Corp. PCL, NVDR	27,303	48,605
Sundaram Finance Ltd.	1,310	28,900
Transaction Capital Ltd.	17,028	27,632
Unifin Financiera SAB de CV SOFOM ENR(a)	133,900	289,353
Yixin Group Ltd.*(b)	122,000	27,742
Yulon Finance Corp.	12,100	45,722

		4,517,760

Containers & Packaging - 0.4%
Cheng Loong Corp.	1,339,000	809,545
Greatview Aseptic Packaging Co. Ltd.	12,000	6,607
Klabin SA	30,900	131,727
Lock&Lock Co. Ltd.	728	9,538
Taiwan Hon Chuan Enterprise Co. Ltd.	309,000	545,548
Ton Yi Industrial Corp.	927,000	371,152
Vitro SAB de CV, Series A	154,500	349,781

		2,223,898

Distributors - 0.1%
Dah Chong Hong Holdings Ltd.	927,000	296,056
Inter Cars SA	402	20,626

		316,682

Diversified Consumer Services - 0.4%
China Education Group Holdings Ltd.(b)	31,000	48,710
China Maple Leaf Educational Systems Ltd.	56,000	20,317
China Yuhua Education Corp. Ltd.(b)	66,000	33,051
Curro Holdings Ltd.	7,904	12,402
Daekyo Co. Ltd.	1,248	6,456
Fu Shou Yuan International Group Ltd.	42,000	36,163
Kroton Educacional SA	72,100	240,678
Lung Yen Life Service Corp.	14,000	28,094
MegaStudyEdu Co. Ltd.	10,094	266,193
New Oriental Education & Technology Group, Inc., ADR*	5,047	526,453
TAL Education Group, ADR*	15,759	507,440
Virscend Education Co. Ltd.(b)	67,000	23,024
Wisdom Education International Holdings Co. Ltd.(b)	40,000	18,140
YDUQS Part	12,900	117,597

		1,884,718

Diversified Financial Services - 0.7%
Aditya Birla Capital Ltd.*	14,160	16,891
Amanat Holdings PJSC	49,192	13,392

Investments	Shares	Value ($)
Bajaj Holdings & Investment Ltd.	1,005	49,684
Chailease Holding Co. Ltd.	53,827	227,629
China Shandong Hi-Speed Financial Group Ltd.*	11,742,000	472,506
Corp. Financiera Colombiana SA*	9,167	75,229
Far East Horizon Ltd.	103,000	96,186
FirstRand Ltd.	151,410	659,640
Grupo de Inversiones Suramericana SA	21,424	224,488
Grupo de Inversiones Suramericana SA (Preference)	9,888	95,501
GT Capital Holdings, Inc.	7,786	141,835
Haci Omer Sabanci Holding A/S	128,132	227,386
Hankook Technology Group Co. Ltd.	2,460	32,229
IDFC Ltd.*	1,005,486	523,318
Inversiones La Construccion SA	3,744	58,894
L&T Finance Holdings Ltd.	25,376	36,541
Meritz Financial Group, Inc.	4,139	48,803
Metro Pacific Investments Corp.	1,133,000	106,871
NICE Holdings Co. Ltd.	728	13,353
Power Finance Corp. Ltd.*	55,044	87,826
PSG Group Ltd.	7,210	116,383
REC Ltd.	57,268	116,767
Remgro Ltd.	22,763	287,634
RMB Holdings Ltd.	32,445	173,444

		3,902,430

Diversified Telecommunication Services - 1.2%
Asia Pacific Telecom Co. Ltd.*	104,000	23,746
Bharti Infratel Ltd.	35,432	126,589
China Telecom Corp. Ltd., Class H	1,296,000	582,777
China Tower Corp. Ltd., Class H(b)	1,948,000	507,661
China Unicom Hong Kong Ltd.	250,000	244,638
Chunghwa Telecom Co. Ltd.	160,000	555,708
CITIC Telecom International Holdings Ltd.	1,854,000	767,378
Emirates Telecommunications Group Co. PJSC	75,911	356,290
Hellenic Telecommunications Organization SA	10,609	146,942
Inscobee, Inc.*	5,160	10,707
Jasmine International PCL, NVDR	76,400	15,650
LG Uplus Corp.	19,982	219,564
Link Net Tbk. PT	31,200	10,061
Magyar Telekom Telecommunications plc	523,755	765,358
O2 Czech Republic A/S	3,092	29,499
Oi SA*	512,300	212,403
Ooredoo QPSC	97,850	192,166
Orange Polska SA*	33,592	58,994
Rostelecom PJSC	100,013	130,024
Rostelecom PJSC (Preference)	15,392	15,410
Sarana Menara Nusantara Tbk. PT	963,500	50,866
Tata Communications Ltd.	5,003	34,127
Telecom Egypt Co.	37,657	31,816
Telefonica Brasil SA (Preference)*	17,400	241,859
Telekom Malaysia Bhd.	60,000	59,469

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Telekomunikasi Indonesia Persero Tbk. PT	2,132,100	654,065
Telesites SAB de CV*(a)	60,200	36,217
Telkom SA SOC Ltd.	11,742	71,378
TIME dotCom Bhd.	18,200	39,695
Tower Bersama Infrastructure Tbk. PT	81,300	24,360
True Corp. PCL, NVDR	545,900	114,487
Turk Telekomunikasyon A/S*	55,009	53,310

		6,383,214

Electric Utilities - 1.9%
Adani Transmission Ltd.*	14,456	43,577
Alupar Investimento SA	3,500	24,660
Celsia SA ESP	11,648	15,743
Centrais Eletricas Brasileiras SA	30,900	323,487
Centrais Eletricas Brasileiras SA (Preference), Class B	20,600	216,808
CESC Ltd.	81,988	886,927
CEZ A/S	7,004	158,246
Cia de Transmissao de Energia Eletrica Paulista (Preference)	7,600	48,881
Cia Energetica de Minas Gerais	6,200	28,046
Cia Energetica de Minas Gerais (Preference)	41,200	154,831
Cia Paranaense de Energia	4,400	56,412
Cia Paranaense de Energia (Preference)	8,600	112,340
EDP - Energias do Brasil SA	30,900	158,417
Enea SA*	17,968	38,510
Enel Americas SA	3,346,990	554,613
Enel Chile SA	599,151	54,539
Energa SA*	249,198	474,540
Energisa SA	12,400	162,802
Enerjisa Enerji A/S(b)	310,442	338,253
Engie Energia Chile SA	15,830	28,002
Equatorial Energia SA	6,800	170,786
Federal Grid Co. Unified Energy System PJSC	27,804,080	80,658
First Philippine Holdings Corp.	283,250	481,755
Holding Co. ADMIE IPTO SA	139,153	350,923
Inter RAO UES PJSC	2,977,318	209,894
Interconexion Electrica SA ESP	16,789	90,765
Korea District Heating Corp.*	3,811	174,589
Korea Electric Power Corp.*	23,999	565,947
Light SA	278,100	1,430,191
Manila Electric Co.	13,390	96,042
Mosenergo PJSC	10,406,708	376,136
PGE Polska Grupa Energetyczna SA*	76,426	176,430
Power Grid Corp. of India Ltd.	134,930	413,509
ROSSETI PJSC	2,682,436	50,407
RusHydro PJSC	15,143,369	135,037
Tata Power Co. Ltd. (The)	50,856	44,768
Tauron Polska Energia SA*	1,398,019	574,207
Tenaga Nasional Bhd.	113,300	379,451
Torrent Power Ltd.	5,978	26,533

Investments	Shares	Value ($)
Transmissora Alianca de Energia Eletrica SA	14,600	107,950

		9,815,612

Electrical Equipment - 0.4%
ABB India Ltd.	2,058	40,783
AcBel Polytech, Inc.	515,000	375,955
Amara Raja Batteries Ltd.	2,733	26,851
Bharat Heavy Electricals Ltd.	37,473	32,088
Bizlink Holding, Inc.	5,103	39,222
China High Speed Transmission Equipment Group Co. Ltd.(a)	20,000	12,902
Doosan Heavy Industries & Construction Co. Ltd.*	10,271	52,870
Ecopro BM Co. Ltd.*	515	25,117
ElSewedy Electric Co.	83,338	60,856
Feelux Co. Ltd.*	1,427	6,067
Finolex Cables Ltd.	2,600	14,167
Fullshare Holdings Ltd.*(a)	305,000	10,910
Graphite India Ltd.	60,358	270,047
Gunkul Engineering PCL, NVDR	144,480	14,563
Havells India Ltd.	8,652	81,168
HEG Ltd.	19,364	277,348
Honbridge Holdings Ltd.*	208,000	18,069
Kung Long Batteries Industrial Co. Ltd.	5,000	26,772
LS Corp.	2,472	92,353
LS Industrial Systems Co. Ltd.	927	36,199
Shanghai Electric Group Co. Ltd., Class H(a)	54,000	18,833
Shihlin Electric & Engineering Corp.	16,000	22,897
Taihan Electric Wire Co. Ltd.*	7,800	4,048
Teco Electric and Machinery Co. Ltd.	103,000	82,478
V-Guard Industries Ltd.	1,032	3,493
Voltronic Power Technology Corp.*	3,323	71,813
Walsin Lihwa Corp.	206,000	99,702
WEG SA	30,900	195,619
Yuyang DNU Co. Ltd.*	2,979	17,072
Zhuzhou CRRC Times Electric Co. Ltd., Class H	25,600	123,129

		2,153,391

Electronic Equipment, Instruments & Components - 3.3%
AAC Technologies Holdings, Inc.	30,000	163,837
Asia Optical Co., Inc.	13,000	34,867
AU Optronics Corp.	824,000	219,147
Aurora Corp.	4,900	15,159
BH Co. Ltd.*	32,033	498,189
Camsing International Holding Ltd.(c)	22,000	3,260
Career Technology MFG. Co. Ltd.	11,330	11,878
Chang Wah Electromaterials, Inc.	41,000	208,985
Chilisin Electronics Corp.	257,490	699,712
China Railway Signal & Communication Corp. Ltd., Class H(b)	43,008	28,845
China Youzan Ltd.*	232,000	14,374

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Chin-Poon Industrial Co. Ltd.	435,000	471,435
Chroma ATE, Inc.	19,000	89,820
Chunghwa Precision Test Tech Co. Ltd.	1,000	14,021
Compeq Manufacturing Co. Ltd.	120,000	104,195
Concraft Holding Co. Ltd.	3,512	16,941
Coretronic Corp.	515,000	666,616
Daea TI Co. Ltd.	1,964	8,026
Daeduck Electronics Co.	618	5,354
Delta Electronics, Inc.	86,000	419,000
Dreamtech Co. Ltd.*	33,269	216,525
FLEXium Interconnect, Inc.	27,138	83,520
Flytech Technology Co. Ltd.	235	575
Foxconn Technology Co. Ltd.	103,000	212,986
General Interface Solution Holding Ltd.	24,000	89,531
Genius Electronic Optical Co. Ltd.	3,000	41,244
G-treeBNT Co. Ltd.*	525	10,672
Hana Microelectronics PCL, NVDR	22,400	20,393
Hannstar Board Corp.	375,343	453,857
HannStar Display Corp.	103,000	21,994
Hollysys Automation Technologies Ltd.	1,700	29,393
Holy Stone Enterprise Co. Ltd.	180,000	548,182
Hon Hai Precision Industry Co. Ltd.	1,133,000	2,863,881
Iljin Materials Co. Ltd.*	936	29,747
Inari Amertron Bhd.	78,000	31,189
Innolux Corp.	824,000	191,588
KCE Electronics PCL, NVDR	27,600	15,436
Kingboard Holdings Ltd.	68,500	170,465
Kingboard Laminates Holdings Ltd.	64,000	53,307
L&F Co. Ltd.	574	13,851
Largan Precision Co. Ltd.	4,300	587,706
LG Display Co. Ltd.*	20,497	251,210
LG Innotek Co. Ltd.	746	71,252
Lotes Co. Ltd.	3,256	24,083
Merry Electronics Co. Ltd.	10,161	49,342
Nichidenbo Corp.	206,000	329,250
Pan-International Industrial Corp.	557,000	453,188
Partron Co. Ltd.	1,768	21,519
Prosperity Dielectrics Co. Ltd.	103,000	208,017
Samsung Electro-Mechanics Co. Ltd.	2,472	192,227
Samsung SDI Co. Ltd.	2,472	520,267
SFA Engineering Corp.	2,266	72,111
Simplo Technology Co. Ltd.	6,200	48,550
Sinbon Electronics Co. Ltd.*	3,253	13,914
Sunny Optical Technology Group Co. Ltd.	30,900	364,742
Supreme Electronics Co. Ltd.	526,000	477,021
Synnex Technology International Corp.	121,000	149,229
TA-I Technology Co. Ltd.*	206,000	266,315
Taiwan PCB Techvest Co. Ltd.*	309,000	403,944
Taiwan Union Technology Corp.	7,000	28,927
Telcon RF Pharmaceutical, Inc.*	2,328	9,061
Test Research, Inc.	206,000	313,351

Investments	Shares	Value ($)
Thinking Electronic Industrial Co. Ltd.	103,000	262,340
Tong Hsing Electronic Industries Ltd.	6,000	24,891
Tongda Group Holdings Ltd.(a)	5,780,000	428,263
Tripod Technology Corp.	39,000	130,437
Unimicron Technology Corp.	75,000	91,653
Unitech Printed Circuit Board Corp.	772,000	593,359
VS Industry Bhd.	1,606,800	467,263
Wah Lee Industrial Corp.	227,000	397,855
Walsin Technology Corp.	24,378	138,763
Wintek Corp.*‡(c)	64,000	—
WiSoL Co. Ltd.	24,823	360,879
WPG Holdings Ltd.	129,440	171,502
WT Microelectronics Co. Ltd.	56,182	73,174
Yageo Corp.*	25,575	218,776
Zhen Ding Technology Holding Ltd.	43,150	158,193

		17,164,571

Energy Equipment & Services - 0.3%
China Oilfield Services Ltd., Class H	76,000	86,409
Dialog Group Bhd.	175,100	146,394
Gulf International Services QSC*	1,177,900	550,005
Sapura Energy Bhd.	195,700	14,227
Serba Dinamik Holdings Bhd.	25,800	25,071
TMK PJSC	484,615	446,050
Yinson Holdings Bhd.	34,400	57,938

		1,326,094

Entertainment - 0.5%
Alibaba Pictures Group Ltd.*(a)	520,000	105,622
CD Projekt SA	2,987	178,479
CJ CGV Co. Ltd.	670	19,283
Com2uSCorp	520	38,810
Gamania Digital Entertainment Co. Ltd.	6,000	13,082
iDreamSky Technology Holdings Ltd.*(b)	741,600	485,059
IMAX China Holding, Inc.(b)	1,900	4,374
International Games System Co. Ltd.	3,000	29,860
iQIYI, Inc., ADR*(a)	5,518	102,580
Jcontentree Corp.*(c)	2,396	9,356
JYP Entertainment Corp.	1,093	18,800
Major Cineplex Group PCL, NVDR	25,300	24,062
Nan Hai Corp. Ltd.	20,600,000	368,426
NCSoft Corp.	721	293,434
NetDragon Websoft Holdings Ltd.	12,000	30,169
NetEase, Inc., ADR	3,090	713,234
Netmarble Corp.*(b)	1,751	134,385
NHN Corp.*	624	32,911
Pearl Abyss Corp.*	312	45,253
PVR Ltd.	1,040	22,941
SM Entertainment Co. Ltd.*	831	24,865
SMI Holdings Group Ltd.*(c)	72,000	21,523
Soft-World International Corp.	5,000	11,625

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Studio Dragon Corp.*	480	24,951
Webzen, Inc.*	474	6,130
Wemade Co. Ltd.	723	16,316
XPEC Entertainment, Inc.*‡(c)	14,800	—

		2,775,530

Equity Real Estate Investment Trusts (REITs) - 1.1%
Attacq Ltd.	22,672	20,635
Concentradora Fibra Danhos SA de CV(a)	41,600	57,001
CPN Retail Growth Leasehold REIT	76,300	81,249
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,574,794	564,795
Equites Property Fund Ltd.	11,527	16,648
Fibra Uno Administracion SA de CV	144,200	187,104
Fortress REIT Ltd., Class A	105,678	159,183
Fortress REIT Ltd., Class B(a)	37,279	30,510
Growthpoint Properties Ltd.	241,329	406,252
Hyprop Investments Ltd.	12,360	60,737
IGB REIT	68,800	32,012
Investec Property Fund Ltd.	670,530	708,672
KLCCP Stapled Group	18,100	34,388
Korea Asset In Trust Co. Ltd.	72,962	232,497
Macquarie Mexico Real Estate Management SA de CV(b)	19,100	21,804
Pavilion REIT	46,200	20,936
PLA Administradora Industrial S de RL de CV(a)	25,800	36,643
Prologis Property Mexico SA de CV	10,400	21,082
Redefine Properties Ltd.	239,488	148,690
Resilient REIT Ltd.(a)	438,471	1,903,147
SA Corporate Real Estate Ltd.(a)	3,364,392	830,787
Sunway REIT	39,400	18,237
Vukile Property Fund Ltd.	32,833	43,735
YTL Hospitality REIT	43,000	13,547
Yuexiu REIT	56,000	38,703

		5,688,994

Food & Staples Retailing - 1.0%
Abdullah Al Othaim Markets Co.	1,957	44,613
Al Meera Consumer Goods Co. QSC	1,990	8,051
Almacenes Exito SA	21,321	112,676
Atacadao SA*	15,300	95,193
Avenue Supermarts Ltd.*(b)	4,429	95,470
Berli Jucker PCL	500	841
Berli Jucker PCL, NVDR	61,300	103,147
BGF retail Co. Ltd.	412	71,215
Bid Corp. Ltd.	14,420	305,253
BIM Birlesik Magazalar A/S	18,952	159,678
Cencosud SA	67,259	133,366
Cia Brasileira de Distribuicao (Preference)*	6,300	156,638
Clicks Group Ltd.	11,536	166,239
Cosco Capital, Inc.	3,811,000	513,750
CP ALL PCL, NVDR	185,400	522,954
Dino Polska SA*(b)	1,806	68,547

Investments	Shares	Value ($)
Dis-Chem Pharmacies Ltd.(b)	17,784	28,482
Dongsuh Cos., Inc.	2,427	36,617
E-MART, Inc.	1,648	169,940
Eurocash SA	4,433	21,536
Grupo Comercial Chedraui SA de CV	10,400	15,823
GS Retail Co. Ltd.	1,264	39,851
Hyundai Greenfood Co. Ltd.	2,808	29,430
InRetail Peru Corp.(b)	1,980	75,438
Magnit PJSC	2,884	172,101
Massmart Holdings Ltd.	5,387	19,478
Migros Ticaret A/S*	119,171	364,043
Philippine Seven Corp.	12,771	37,620
Pick n Pay Stores Ltd.	18,231	85,613
President Chain Store Corp.	23,000	221,897
Puregold Price Club, Inc.	26,060	23,301
Raia Drogasil SA*	10,300	227,237
Shoprite Holdings Ltd.	18,746	204,339
SMU SA	125,632	32,347
Sok Marketler Ticaret A/S*	7,298	13,279
SPAR Group Ltd. (The)	9,682	125,826
Sumber Alfaria Trijaya Tbk. PT	774,400	53,037
Sun Art Retail Group Ltd.	113,000	114,907
Taiwan FamilyMart Co. Ltd.	3,000	21,852
Taiwan TEA Corp.	8,000	4,181
Wal-Mart de Mexico SAB de CV(a)	216,300	644,265

		5,340,071

Food Products - 1.8%
Alicorp SAA	23,074	74,197
Almarai Co. JSC	11,227	151,467
Astra Agro Lestari Tbk. PT	20,800	14,802
Astral Foods Ltd.	50,573	586,770
Avanti Feeds Ltd.	2,250	10,111
AVI Ltd.	15,141	92,649
Binggrae Co. Ltd.	321	17,663
BRF SA*	31,500	279,704
Britannia Industries Ltd.*	2,369	89,718
Camil Alimentos SA*	164,800	323,678
Century Pacific Food, Inc.	17,700	5,245
Charoen Pokphand Foods PCL, NVDR	133,900	120,817
Charoen Pokphand Indonesia Tbk. PT	317,400	121,711
China Agri-Industries Holdings Ltd.	206,000	62,896
China Foods Ltd.	46,789	20,083
China Huishan Dairy Holdings Co. Ltd.*‡(c)	158,000	—
China Huiyuan Juice Group Ltd.*(c)	24,000	6,193
China Mengniu Dairy Co. Ltd.*	119,000	483,425
China Modern Dairy Holdings Ltd.*	3,069,000	486,153
CJ CheilJedang Corp.	206	49,624
CJ CheilJedang Corp. (Preference)	104	10,505
CP Pokphand Co. Ltd.	720,000	60,706
Daesang Corp.	1,133	22,840

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Dali Foods Group Co. Ltd.(b)	103,000	64,343
Dongwon F&B Co. Ltd.	79	17,795
Dongwon Industries Co. Ltd.	94	18,234
Dutch Lady Milk Industries Bhd.	700	10,857
Easy Bio, Inc.	55,002	245,001
FGV Holdings Bhd.*	106,100	29,054
Genting Plantations Bhd.	10,400	24,447
GlaxoSmithKline Consumer Healthcare Ltd.	442	47,630
Gruma SAB de CV, Class B	9,785	90,534
Grupo Bimbo SAB de CV, Series A(a)	61,800	118,832
Grupo Lala SAB de CV(a)	16,800	18,347
Grupo Nutresa SA	8,652	66,010
Harim Holdings Co. Ltd.	4,823	41,785
Health & Happiness H&H International Holdings Ltd.(a)	10,000	58,700
Hortifrut SA	5,552	14,280
Indofood CBP Sukses Makmur Tbk. PT	118,200	90,229
Indofood Sukses Makmur Tbk. PT	216,300	109,176
Industrias Bachoco SAB de CV, Series B	7,300	33,342
IOI Corp. Bhd.	82,400	83,668
Japfa Comfeed Indonesia Tbk. PT	350,200	39,974
JBS SA	92,700	613,467
Juhayna Food Industries	35,793	21,601
Kernel Holding SA	5,628	70,912
KRBL Ltd.	2,726	8,776
Kuala Lumpur Kepong Bhd.	16,500	94,446
Lien Hwa Industrial Corp.	22,826	28,702
Lotte Food Co. Ltd.	16	6,606
M Dias Branco SA*	6,500	67,598
Mayora Indah Tbk. PT	83,900	14,904
Minerva SA*	216,300	495,537
Namchow Holdings Co. Ltd.	6,000	10,265
Namyang Dairy Products Co. Ltd.	35	15,857
Naturecell Co. Ltd.*	679	5,016
Nestle India Ltd.	824	139,870
Nestle Malaysia Bhd.	2,300	82,826
NongShim Co. Ltd.	208	41,315
Oceana Group Ltd.	2,143	10,283
Orion Corp.	1,030	70,344
Orion Holdings Corp.	1,890	25,001
Ottogi Corp.	94	51,247
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	122,600	9,271
Pioneer Foods Group Ltd.(a)	6,240	45,425
PPB Group Bhd.	25,280	114,561
QL Resources Bhd.	28,330	47,165
RCL Foods Ltd.	6,412	4,700
Samyang Corp.	3,708	168,303
Samyang Foods Co. Ltd.	86	4,616
Samyang Holdings Corp.	7,277	428,710
Sao Martinho SA	7,300	39,210
Savola Group (The)*	11,639	99,305
Sawit Sumbermas Sarana Tbk. PT	135,700	9,778
Sime Darby Plantation Bhd.	109,300	122,107
SLC Agricola SA	113,300	543,223

Investments	Shares	Value ($)
SPC Samlip Co. Ltd.	191	15,224
Standard Foods Corp.	17,652	34,117
Tata Global Beverages Ltd.	12,584	46,029
Thai Union Group PCL, NVDR	114,400	70,303
Thai Vegetable Oil PCL, NVDR	15,570	14,555
Tiger Brands Ltd.	7,828	123,094
Tingyi Cayman Islands Holding Corp.	76,000	113,982
Tongaat Hulett Ltd.*(a)(c)	150,870	140,612
Ulker Biskuvi Sanayi A/S*	9,138	30,478
Uni-President China Holdings Ltd.	69,000	82,064
Uni-President Enterprises Corp.	216,000	561,264
United Plantations Bhd.	3,700	23,187
Universal Robina Corp.	36,050	113,065
Want Want China Holdings Ltd.	206,000	161,318
Yashili International Holdings Ltd.	34,000	4,474
Yihai International Holding Ltd.*	18,000	96,233
Zhou Hei Ya International Holdings Co. Ltd.(b)	43,000	23,401

		9,477,542

Gas Utilities - 0.6%
Adani Gas Ltd.	9,888	22,001
Aygaz A/S	115,154	211,601
Beijing Enterprises Holdings Ltd.	51,500	252,964
China Gas Holdings Ltd.	103,000	429,611
China Resources Gas Group Ltd.	34,000	173,303
China Tian Lun Gas Holdings Ltd.(a)	412,000	462,637
ENN Energy Holdings Ltd.	34,700	360,170
GAIL India Ltd.	45,320	84,895
Great Taipei Gas Co. Ltd.	21,000	19,652
Grupo Energia Bogota SA ESP	98,072	62,552
Gujarat State Petronet Ltd.	8,528	26,278
Indraprastha Gas Ltd.	7,224	31,832
Infraestructura Energetica Nova SAB de CV	25,800	100,592
Korea Gas Corp.	2,575	93,045
Kunlun Energy Co. Ltd.	312,000	273,821
Mahanagar Gas Ltd.(b)	1,456	17,107
Perusahaan Gas Negara Tbk. PT	446,300	65,272
Petronas Gas Bhd.	23,300	90,795
Samchully Co. Ltd.	2,678	202,361
SUI Northern Gas Pipeline	538,900	211,305
Towngas China Co. Ltd.*	58,339	44,567
Zhongyu Gas Holdings Ltd.	52,000	54,073

		3,290,434

Health Care Equipment & Supplies - 0.1%
Dentium Co. Ltd.	344	19,888
DIO Corp.*	520	17,911
Ginko International Co. Ltd.	3,000	19,537
Hartalega Holdings Bhd.	61,800	74,133
Kossan Rubber Industries	34,400	33,929
Lifetech Scientific Corp.*	82,000	15,503
Microport Scientific Corp.	11,035	9,346
Osstem Implant Co. Ltd.*	612	35,641
Pihsiang Machinery Manufacturing Co. Ltd.*(c)	5,000	2,782

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	100,000	96,067
St Shine Optical Co. Ltd.*	2,000	33,574
Top Glove Corp. Bhd.	73,700	81,085
Value Added Technology Co. Ltd.	510	10,798

		450,194

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	3,701	72,723
Bangkok Chain Hospital PCL, NVDR	72,800	36,453
Bangkok Dusit Medical Services PCL, NVDR	164,800	133,962
Bumrungrad Hospital PCL, NVDR	10,300	57,101
Celltrion Healthcare Co. Ltd.*	2,354	91,924
Chabiotech Co. Ltd.*	1,560	18,394
China Resources Medical Holdings Co. Ltd.	30,000	21,883
Chularat Hospital PCL, NVDR	183,100	14,169
Dr Lal PathLabs Ltd.(b)	430	6,800
Fleury SA	7,200	44,644
Fortis Healthcare Ltd.*	9,651	16,837
Genertec Universal Medical Group Co. Ltd.(b)	1,133,000	861,195
Global Cord Blood Corp.*	2,900	16,762
Hapvida Participacoes e Investimentos SA(b)	5,300	58,879
HLB Life Science CO Ltd.*	1,132	6,430
IHH Healthcare Bhd.	123,600	171,929
Instituto Hermes Pardini SA	1,800	9,391
KPJ Healthcare Bhd.	145,424	32,951
Life Healthcare Group Holdings Ltd.(a)	67,199	107,670
Medipost Co. Ltd.*	446	10,895
Mitra Keluarga Karyasehat Tbk. PT(b)	312,000	45,185
Mouwasat Medical Services Co.	2,060	48,060
Netcare Ltd.	68,041	80,360
Notre Dame Intermedica Participacoes SA	12,700	147,502
Odontoprev SA	12,000	55,812
Qualicorp Consultoria e Corretora de Seguros SA	10,300	60,826
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	82,400	159,160
Sinopharm Group Co. Ltd., Class H	52,000	193,973
Vibhavadi Medical Center PCL, NVDR	382,700	27,625

		2,609,495

Health Care Technology - 0.0%(d)
Alibaba Health Information Technology Ltd.*(a)	160,000	145,327
Ping An Healthcare and Technology Co. Ltd.*(a)(b)	20,600	89,343

		234,670

Hotels, Restaurants & Leisure - 0.5%
Alsea SAB de CV*(a)	21,900	45,075
AmRest Holdings SE*	4,110	43,190
Ananti, Inc.*	1,058	10,329

Investments	Shares	Value ($)
Berjaya Sports Toto Bhd.	11,300	7,202
BK Brasil Operacao e Assessoria a Restaurantes SA*	2,800	15,293
Bloomberry Resorts Corp.	239,200	53,962
Central Plaza Hotel PCL	1,600	1,769
Central Plaza Hotel PCL, NVDR	31,200	34,492
China Travel International Investment Hong Kong Ltd.	120,200	22,265
Coffee Day Enterprises Ltd.*(b)	1,720	3,069
CVC Brasil Operadora e Agencia de Viagens SA	5,900	79,767
DoubleUGames Co. Ltd.	312	14,742
Famous Brands Ltd.	4,669	30,141
Formosa International Hotels Corp.	2,311	12,523
Genting Bhd.	216,300	360,107
Genting Malaysia Bhd.	133,900	125,577
Gourmet Master Co. Ltd.	4,868	29,040
Grand Korea Leisure Co. Ltd.	1,040	16,306
Haichang Ocean Park Holdings Ltd.*(b)	49,000	7,637
Haidilao International Holding Ltd.(b)	33,164	129,218
Hana Tour Service, Inc.	403	14,749
Huazhu Group Ltd., ADR(a)	4,532	148,468
Imperial Pacific International Holdings Ltd.*	2,660,000	66,943
Indian Hotels Co. Ltd. (The)	22,940	47,791
Jollibee Foods Corp.	22,660	115,332
Jubilant Foodworks Ltd.	2,807	49,021
Kangwon Land, Inc.	4,944	128,500
Magnum Bhd.	19,400	12,600
Minor International PCL, NVDR	82,400	107,839
MK Restaurants Group PCL, NVDR	10,400	26,545
Modetour Network, Inc.	520	6,879
OPAP SA	7,313	82,889
Paradise Co. Ltd.	2,112	29,187
Saudi Airlines Catering Co.	1,957	47,222
Thomas Cook India Ltd.	2,244	6,097
Travellers International Hotel Group, Inc.	209,900	22,604
Tsogo Sun Gaming Ltd.	18,411	18,250
Xiabuxiabu Catering Management China Holdings Co. Ltd.*(b)	11,500	16,160
Yum China Holdings, Inc.	16,171	735,780

		2,724,560

Household Durables - 1.0%
Arcelik A/S*	20,497	64,309
Crompton Greaves Consumer Electricals Ltd.	22,454	75,064
Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,400	73,928
Dom Development SA	10,403	210,803
Ez Tec Empreendimentos e Participacoes SA	3,515	30,688
Haier Electronics Group Co. Ltd.	114,000	270,003
Hanssem Co. Ltd.	650	33,404
Hyundai Livart Furniture Co. Ltd.	16,274	213,896

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kasen International Holdings Ltd.	32,000	26,817
LG Electronics, Inc.	10,094	557,128
LG Electronics, Inc. (Preference)	1,345	31,491
MRV Engenharia e Participacoes SA	381,100	2,054,087
Nien Made Enterprise Co. Ltd.	8,000	61,874
PIK Group PJSC	3,702	23,055
Skyworth Group Ltd.(a)	2,472,000	678,956
Symphony Ltd.	1,272	22,859
Tatung Co. Ltd.*	104,000	67,560
TCL Electronics Holdings Ltd.	824,000	374,742
TTK Prestige Ltd.*	242	18,774
Whirlpool of India Ltd.	1,664	37,604
Woongjin Coway Co. Ltd.	2,369	167,999

		5,095,041

Household Products - 0.2%
Hindustan Unilever Ltd.	31,312	785,998
Jyothy Labs Ltd.	3,300	7,364
Kimberly-Clark de Mexico SAB de CV, Class A*	55,000	115,405
Unilever Indonesia Tbk. PT	51,500	160,191
Vinda International Holdings Ltd.	20,000	39,449

		1,108,407

Independent Power and Renewable Electricity Producers - 1.8%
Aboitiz Power Corp.	93,600	65,113
Adani Power Ltd.*	43,621	38,684
AES Gener SA	216,720	54,563
AES Tiete Energia SA	2	2
AES Tiete Energia SA - UNIT*	195,700	665,232
AES Tiete Energia SA (Preference)	30	20
B Grimm Power PCL, NVDR	41,600	48,018
Banpu Power PCL, NVDR	41,600	29,893
BCPG PCL, NVDR	41,600	26,647
Beijing Enterprises Clean Energy Group Ltd.*	41,200,000	557,902
CGN Power Co. Ltd., Class H(b)	927,000	268,819
China Everbright Greentech Ltd.(b)	721,000	457,769
China Longyuan Power Group Corp. Ltd., Class H	309,000	189,871
China Power International Development Ltd.	309,000	77,764
China Resources Power Holdings Co. Ltd.	206,000	297,372
Cia Energetica de Sao Paulo (Preference), Class B	9,700	74,736
Colbun SA	375,641	70,841
Datang International Power Generation Co. Ltd., Class H	3,502,000	791,852
Electricity Generating PCL, NVDR	12,000	128,369
Energy Absolute PCL, NVDR	72,100	122,491
Engie Brasil Energia SA	12,850	164,851
First Gen Corp.	82,400	43,072
GCL New Energy Holdings Ltd.*(a)	9,476,000	363,163
Global Power Synergy PCL, NVDR	17,200	37,331
Gulf Energy Development PCL, NVDR	34,200	140,670

Investments	Shares	Value ($)
Huadian Power International Corp. Ltd., Class H	2,170,000	912,033
Huaneng Power International, Inc., Class H	412,000	241,056
Huaneng Renewables Corp. Ltd., Class H	6,180,000	1,689,495
Hub Power Co. Ltd. (The)	1,085,274	478,445
JSW Energy Ltd.*	22,880	22,636
Malakoff Corp. Bhd.	188,100	41,025
NHPC Ltd.	251,011	80,830
NTPC Ltd.	206,309	379,565
OGK-2 PJSC	40,067,515	321,412
Ratch Group PCL, NVDR	9,300	20,411
SPCG PCL, NVDR	566,500	349,976
Taiwan Cogeneration Corp.	18,000	15,340
Terna Energy SA*	3,821	30,844
TPI Polene Power PCL, NVDR	156,000	30,434
Unipro PJSC	1,105,000	46,341

		9,374,888

Industrial Conglomerates - 1.9%
3M India Ltd.*	131	40,200
Aamal Co.	2,177,850	473,764
Aboitiz Equity Ventures, Inc.	94,760	98,694
AG Anadolu Grubu Holding A/S	164,491	367,326
Alfa SAB de CV, Class A	288,400	252,206
Alliance Global Group, Inc.	329,600	100,912
AntarChile SA	12,085	133,589
Ayala Corp.	10,300	193,805
BGF Co. Ltd.	46,247	242,747
Bidvest Group Ltd. (The)	14,626	191,130
Boustead Holdings Bhd.	31,200	8,619
CITIC Ltd.	595,000	790,506
CJ Corp.	1,236	97,367
CJ Corp. (Preference)*(c)	174	3,971
DMCI Holdings, Inc.	149,300	29,750
Dogan Sirketler Grubu Holding A/S	1,392,766	325,544
Doosan Corp.	1,030	91,412
Doosan Corp. (Preference)	416	26,723
Dubai Investments PJSC	2,339,997	872,765
Enka Insaat ve Sanayi A/S	139,153	152,620
Far Eastern New Century Corp.	206,000	196,093
Fosun International Ltd.	218,500	288,620
Godrej Industries Ltd.	3,377	22,697
Grupo Carso SAB de CV, Series A1	18,700	60,891
Hanwha Corp.	4,738	95,513
Hanwha Corp. (Preference)	1,425	16,140
HAP Seng Consolidated Bhd.	31,800	76,292
Hong Leong Industries Bhd.	8,600	23,050
Hosken Consolidated Investments Ltd.	71,791	497,390
Hyosung Corp.	721	49,789
Industries Qatar QSC	181,280	559,163
JG Summit Holdings, Inc.	117,420	150,561
KAP Industrial Holdings Ltd.	63,408	23,084
KOC Holding A/S	94,142	316,867
Kolon Corp.	8,755	121,361
LG Corp.	12,051	720,147

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Lotte Corp.	4,429	127,281
LT Group, Inc.	131,600	36,464
MMC Corp. Bhd.	669,500	178,468
Mytilineos SA	11,330	139,015
Quinenco SA	12,939	35,070
Reunert Ltd.	4,870	22,402
Samsung C&T Corp.	4,017	311,351
San Miguel Corp.	17,400	60,864
Shanghai Industrial Holdings Ltd.	37,000	76,194
Siemens Ltd.	2,163	35,998
Sigdo Koppers SA	16,555	29,048
Sime Darby Bhd.	142,200	75,468
SK Holdings Co. Ltd.	3,193	596,444
SM Investments Corp.	20,600	404,612
Turkiye Sise ve Cam Fabrikalari A/S	74,160	65,736

		9,905,723

Insurance - 3.2%
Bajaj Finserv Ltd.	1,751	180,684
BB Seguridade Participacoes SA	30,900	266,493
Bupa Arabia for Cooperative Insurance Co.	1,339	35,773
Cathay Financial Holding Co. Ltd.	781,000	1,024,740
China Life Insurance Co. Ltd.	294,935	244,234
China Life Insurance Co. Ltd., Class H	323,000	831,443
China Pacific Insurance Group Co. Ltd., Class H	226,600	975,539
China Reinsurance Group Corp., Class H	7,725,000	1,361,859
China Taiping Insurance Holdings Co. Ltd.	133,600	373,771
Cholamandalam Financial Holdings Ltd.	3,206	21,226
Co. for Cooperative Insurance (The)*	2,678	53,052
DB Insurance Co. Ltd.	4,532	214,897
Discovery Ltd.	19,055	177,862
Fanhua, Inc., ADR	1,700	57,579
Fubon Financial Holding Co. Ltd.	674,000	936,367
General Insurance Corp. of India(b)	8,949	24,830
Hanwha General Insurance Co. Ltd.	75,808	223,624
Hanwha Life Insurance Co. Ltd.	22,248	49,363
HDFC Life Insurance Co. Ltd.(b)	16,274	116,758
Hyundai Marine & Fire Insurance Co. Ltd.	5,562	131,399
ICICI Lombard General Insurance Co. Ltd.(b)	3,640	63,891
ICICI Prudential Life Insurance Co. Ltd.(b)	10,609	61,964
IRB Brasil Resseguros S/A	4,100	103,519
Korean Reinsurance Co.	12,154	82,184
Liberty Holdings Ltd.	13,390	102,633
Lotte Non-Life Insurance Co. Ltd.*	88,477	153,307
LPI Capital Bhd.	9,127	34,593
Max Financial Services Ltd.*	5,068	30,739
Mercuries Life Insurance Co. Ltd.*	123,268	43,011

Investments	Shares	Value ($)
Meritz Fire & Marine Insurance Co. Ltd.	5,356	90,089
Mirae Asset Life Insurance Co. Ltd.	1,957	6,592
Momentum Metropolitan Holdings	71,688	85,679
New China Life Insurance Co. Ltd., Class H	37,300	187,265
Old Mutual Ltd.	429,716	582,707
Orange Life Insurance Ltd.(b)	2,987	71,702
Panin Financial Tbk. PT*	19,590,600	489,171
People’s Insurance Co. Group of China Ltd. (The), Class H	668,000	282,461
PICC Property & Casualty Co. Ltd., Class H	644,000	770,868
Ping An Insurance Group Co. of China Ltd., Class H	216,500	2,583,209
Porto Seguro SA	4,000	55,387
Powszechny Zaklad Ubezpieczen SA	24,823	269,624
Qatar Insurance Co. SAQ	141,570	135,708
Qualitas Controladora SAB de CV	247,200	777,455
Rand Merchant Investment Holdings Ltd.	43,157	94,086
Samsung Fire & Marine Insurance Co. Ltd.	2,987	664,002
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	194	29,680
Samsung Life Insurance Co. Ltd.	8,240	530,018
Sanlam Ltd.	77,765	409,571
Santam Ltd.	2,471	51,478
SBI Life Insurance Co. Ltd.(b)	3,296	38,216
Shin Kong Financial Holding Co. Ltd.*	1,024,291	297,779
Shinkong Insurance Co. Ltd.	279,000	341,398
Sul America SA	12,600	140,714
Tongyang Life Insurance Co. Ltd.	46,453	152,147
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	8,100	18,315

		17,132,655

Interactive Media & Services - 2.8%
58.com, Inc., ADR*	3,914	220,671
AfreecaTV Co. Ltd.	468	23,022
Autohome, Inc., ADR*(a)	2,472	210,120
Baidu, Inc., ADR*	11,845	1,323,086
Bitauto Holdings Ltd., ADR*(a)	1,200	13,692
Info Edge India Ltd.	2,280	74,411
Kakao Corp.	2,782	298,634
Momo, Inc., ADR(a)	6,180	209,935
NAVER Corp.	6,489	756,895
SINA Corp.*	2,781	108,793
Tencent Holdings Ltd.	236,900	11,143,037
Weibo Corp., ADR*(a)	2,781	108,932
YY, Inc., ADR*	2,163	138,843

		14,630,071

Internet & Direct Marketing Retail - 3.4%
Alibaba Group Holding Ltd., ADR*	55,517	9,610,548
B2W Cia Digital*	6,247	62,991
Baozun, Inc., ADR*(a)	1,300	64,493
CJ ENM Co. Ltd.	412	57,703

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ctrip.com International Ltd., ADR*	16,892	658,450
GS Home Shopping, Inc.	133	18,807
HengTen Networks Group Ltd.*(a)	1,032,000	19,644
Hyundai Home Shopping Network Corp.	293	23,106
JD.com, Inc., ADR*	36,153	1,081,336
Maoyan Entertainment*(b)	20,600	33,106
Meituan Dianping, Class B*(b)	168,100	1,373,292
momo.com, Inc.	1,000	8,426
Naspers Ltd., Class N	18,746	4,638,877
NS Shopping Co. Ltd.	21,836	191,026
PChome Online, Inc.*	2,763	13,506
Pinduoduo, Inc., ADR*(a)	3,928	87,477
Tongcheng-Elong Holdings Ltd.*(b)	41,200	76,211
Vipshop Holdings Ltd., ADR*	20,600	156,560

		18,175,559

IT Services - 1.0%
21Vianet Group, Inc., ADR*	2,400	17,664
AGTech Holdings Ltd.*(a)	84,000	4,883
Cafe24 Corp.*	360	19,353
Chinasoft International Ltd.*(a)	102,000	51,470
Cielo SA	103,000	198,193
Digital China Holdings Ltd.	58,000	32,379
GDS Holdings Ltd., ADR*(a)	2,400	98,832
HCL Technologies Ltd.	24,308	365,601
Hexaware Technologies Ltd.	3,640	19,093
Huifu Payment Ltd.*(a)(b)	412,000	190,002
Infosys Ltd.	161,607	1,864,642
Kginicis Co. Ltd.	22,248	233,180
Larsen & Toubro Infotech Ltd.(b)	721	15,865
Mindtree Ltd.	4,608	47,986
Mphasis Ltd.	3,418	46,655
My EG Services Bhd.	130,600	49,056
NIIT Technologies Ltd.	928	16,237
Persistent Systems Ltd.	900	6,811
Posco ICT Co. Ltd.	2,080	8,896
Samsung SDS Co. Ltd.	1,751	308,582
SONDA SA	24,083	31,950
Systex Corp.	9,000	21,302
Tata Consultancy Services Ltd.	38,110	1,222,058
Tech Mahindra Ltd.	20,600	190,547
TravelSky Technology Ltd., Class H	38,000	74,952
Wipro Ltd.	62,072	239,408

		5,375,597

Leisure Products - 0.0%(d)
Giant Manufacturing Co. Ltd.	13,000	99,709
HLB, Inc.*	1,545	35,455
KMC Kuei Meng International, Inc.	3,315	11,087
Merida Industry Co. Ltd.	9,350	58,634

		204,885

Life Sciences Tools & Services - 0.1%
Divi’s Laboratories Ltd.	3,919	93,082
Genscript Biotech Corp.*	46,000	114,003
LegoChem Biosciences, Inc.*	478	17,797
Samsung Biologics Co. Ltd.*(b)	721	170,637
ST Pharm Co. Ltd.	344	4,114

Investments	Shares	Value ($)
Syngene International Ltd.(b)	1,720	7,546
Wuxi Biologics Cayman, Inc.*(b)	19,500	210,123

		617,302

Machinery - 1.1%
AIA Engineering Ltd.*	1,599	39,636
Airtac International Group	6,784	70,577
Ashok Leyland Ltd.	62,521	63,489
China Conch Venture Holdings Ltd.	79,000	272,991
China International Marine Containers Group Co. Ltd., Class H	44,880	42,656
CIMC Enric Holdings Ltd.	36,000	26,260
CRRC Corp. Ltd., Class H	174,000	137,592
Cummins India Ltd.	2,280	23,501
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	1,692	41,975
Doosan Bobcat, Inc.*	2,781	84,387
Doosan Infracore Co. Ltd.*	14,729	77,187
Escorts Ltd.	1,997	13,644
Famur SA	311,457	371,394
Haitian International Holdings Ltd.	30,000	61,166
Hiwin Technologies Corp.*	9,629	86,705
Hyundai Construction Equipment Co. Ltd.	624	16,456
Hyundai Elevator Co. Ltd.*	633	42,910
Hyundai Heavy Industries Holdings Co. Ltd.	824	227,051
Hyundai Mipo Dockyard Co. Ltd.	1,320	47,808
Hyundai Rotem Co. Ltd.*	1,951	27,374
Iochpe Maxion SA*	164,800	956,143
King Slide Works Co. Ltd.	3,000	31,741
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	1,957	179,473
Lakshmi Machine Works Ltd.	148	8,702
Lonking Holdings Ltd.	2,163,000	569,218
Marcopolo SA (Preference)*	32,659	33,070
Randon SA Implementos e Participacoes (Preference)	11,300	29,762
Rechi Precision Co. Ltd.	412,000	328,588
Samsung Heavy Industries Co. Ltd.*	23,038	137,671
Sany Heavy Equipment International Holdings Co. Ltd.	46,000	18,217
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	37,440	13,516
Shin Zu Shing Co. Ltd.	4,000	16,208
Sinotruk Hong Kong Ltd.	66,000	97,973
SKF India Ltd.	624	16,732
Sunonwealth Electric Machine Industry Co. Ltd.	8,000	9,069
Thermax Ltd.	2,214	35,392
Weichai Power Co. Ltd., Class H(a)	175,000	272,742
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,689,200	1,186,857

		5,715,833

Marine - 0.5%
Cia Sud Americana de Vapores SA*	797,784	27,200

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	34,000	19,545
COSCO SHIPPING Holdings Co. Ltd., Class H*	3,296,000	1,237,911
Evergreen Marine Corp. Taiwan Ltd.	115,420	53,450
Hyundai Merchant Marine Co. Ltd.*	10,455	29,206
Korea Line Corp.*	18,128	389,190
MISC Bhd.	61,800	108,579
Pan Ocean Co. Ltd.*	13,007	52,936
Qatar Navigation QSC	46,000	83,768
U-Ming Marine Transport Corp.	25,000	28,139
Wan Hai Lines Ltd.	61,000	40,705
Wisdom Marine Lines Co. Ltd.*	436,000	457,095
Yang Ming Marine Transport Corp.*	53,000	14,880

		2,542,604

Media - 0.4%
Astro Malaysia Holdings Bhd.	133,000	46,735
Cheil Worldwide, Inc.	3,435	78,391
China Literature Ltd.*(a)(b)	16,800	67,712
CJ Hello Co. Ltd.	625	3,164
Cyfrowy Polsat SA	12,360	96,459
Dish TV India Ltd.	17,517	6,978
Grupo Televisa SAB, Series CPO(a)	103,000	197,131
Innocean Worldwide, Inc.	520	29,360
KT Skylife Co. Ltd.	26,986	228,096
Media Nusantara Citra Tbk. PT	8,240,000	808,304
Megacable Holdings SAB de CV(a)	9,700	41,713
Plan B Media PCL, NVDR	72,800	20,239
Saudi Research & Marketing Group*	1,030	24,799
Sun TV Network Ltd.	4,576	31,437
Surya Citra Media Tbk. PT	342,700	37,896
TV18 Broadcast Ltd.*	16,016	5,029
VGI PCL, NVDR	114,400	35,895
Woongjin Thinkbig Co. Ltd.*	60,461	122,138
Zee Entertainment Enterprises Ltd.	22,660	119,123

		2,000,599

Metals & Mining - 5.2%
African Rainbow Minerals Ltd.	8,034	100,866
Alrosa PJSC	237,106	304,665
Aluminum Corp. of China Ltd., Class H*	114,000	37,719
Aneka Tambang Tbk.	1,158,010	77,245
Angang Steel Co. Ltd., Class H(a)	1,854,000	710,535
Anglo American Platinum Ltd.	2,538	152,945
AngloGold Ashanti Ltd.	38,625	691,687
Assore Ltd.	4,429	109,714
Bradespar SA	3,600	27,354
Bradespar SA (Preference)	10,300	86,559
CAP SA	93,009	957,933
Century Iron & Steel Industrial Co. Ltd.	8,000	19,707
China Hongqiao Group Ltd.	206,000	151,318
China Metal Products	309,000	322,957

Investments	Shares	Value ($)
China Metal Recycling Holdings Ltd.*‡(c)	51,000	—
China Metal Resources Utilization Ltd.*(b)	56,000	26,112
China Oriental Group Co. Ltd.	110,000	49,324
China Steel Corp.	555,000	428,358
China Zhongwang Holdings Ltd.	164,800	84,422
Chung Hung Steel Corp.	1,133,000	384,401
Cia Siderurgica Nacional SA	61,800	271,502
Dongkuk Steel Mill Co. Ltd.*	75,190	423,901
Eregli Demir ve Celik Fabrikalari TAS	150,895	201,582
Ezz Steel Co. SAE*	227,321	111,122
Feng Hsin Steel Co. Ltd.	26,000	47,743
Gerdau SA (Preference)	92,700	338,762
Gloria Material Technology Corp.	18,000	11,201
Gold Fields Ltd.	76,632	411,119
Grupa Kety SA*	331	29,151
Grupo Mexico SAB de CV, Series B	329,600	814,179
Harmony Gold Mining Co. Ltd.*	601,108	1,566,199
Hindalco Industries Ltd.	38,419	106,429
Hsin Kuang Steel Co. Ltd.	309,000	305,567
Hyundai Steel Co.	7,931	260,099
Impala Platinum Holdings Ltd.*	31,518	171,380
Industrias CH SAB de CV, Series B*(a)	6,600	21,926
Industrias Penoles SAB de CV	10,300	96,254
Jastrzebska Spolka Weglowa SA*	4,841	49,199
Jiangxi Copper Co. Ltd., Class H	103,000	128,291
Jinchuan Group International Resources Co. Ltd.	5,253,000	429,479
Jindal Steel & Power Ltd.*	31,312	61,500
JSW Steel Ltd.	44,599	153,958
KGHM Polska Miedz SA*	12,669	310,698
KISWIRE Ltd.	720	14,484
Korea Zinc Co. Ltd.	515	192,619
Koza Altin Isletmeleri A/S*	2,182	22,323
Kumba Iron Ore Ltd.(a)	2,246	75,496
Maanshan Iron & Steel Co. Ltd., Class H(a)	2,266,000	868,432
Magnitogorsk Iron & Steel Works PJSC	173,246	117,122
Mechel PJSC*	250,393	265,878
Mechel PJSC (Preference)	109,283	175,053
Metalurgica Gerdau SA	92,700	162,606
Metalurgica Gerdau SA (Preference)	710,700	1,256,088
MMC Norilsk Nickel PJSC	2,575	594,591
National Aluminium Co. Ltd.	557,230	369,002
NMDC Ltd.	68,083	107,591
Northam Platinum Ltd.*	10,806	48,054
Novolipetsk Steel PJSC	90,125	214,416
Polyus PJSC	2,333	237,613
Poongsan Corp.	23,484	470,434
POSCO	7,210	1,374,233
Press Metal Aluminium Holdings Bhd.	113,300	124,928

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Qatar Aluminum Manufacturing Co.	3,531,870	841,072
Raspadskaya OJSC*	169,847	362,415
Saudi Arabian Mining Co.*	17,922	224,589
Seah Besteel Corp.	16,171	221,427
Severstal PJSC	16,789	272,319
Shandong Gold Mining Co. Ltd., Class H(b)	21,000	41,421
Shougang Fushan Resources Group Ltd.	4,326,000	900,801
Sibanye Gold Ltd.*(a)	183,752	236,209
Stalprodukt SA	2,266	123,918
Steel Authority of India Ltd.*	79,638	49,495
TA Chen Stainless Pipe	80,962	120,419
Tata Steel Ltd.	24,514	153,976
Tung Ho Steel Enterprise Corp.	991,000	686,789
Usinas Siderurgicas de Minas Gerais SA Usiminas*	20,600	54,804
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A*	23,300	54,185
Vale Indonesia Tbk. PT*	134,900	29,161
Vale SA	288,400	3,817,893
Vedanta Ltd.	154,912	347,052
Volcan Cia Minera SAA, Class B	176,027	25,632
YC INOX Co. Ltd.	412,000	348,462
Yieh Phui Enterprise Co. Ltd.	1,751,000	510,172
Young Poong Corp.	65	37,195
Zhaojin Mining Industry Co. Ltd., Class H	36,000	42,080
Zijin Mining Group Co. Ltd., Class H	206,000	83,159

		27,320,670

Multiline Retail - 0.5%
Aeon Co. M Bhd.	28,000	11,739
El Puerto de Liverpool SAB de CV, Class C1(a)	10,300	50,506
Future Retail Ltd.*	7,735	46,370
Golden Eagle Retail Group Ltd.	27,000	31,250
Hyundai Department Store Co. Ltd.	1,751	109,669
Lojas Americanas SA*	5,250	19,520
Lojas Americanas SA (Preference)*	30,900	149,055
Lojas Renner SA*	34,170	431,007
Lotte Shopping Co. Ltd.	515	59,200
Magazine Luiza SA	3,100	217,279
Matahari Department Store Tbk. PT	3,110,600	827,748
Mitra Adiperkasa Tbk. PT	258,000	17,394
Poya International Co. Ltd.	3,000	41,485
Ripley Corp. SA	50,856	37,688
Robinson PCL, NVDR	24,900	51,411
SACI Falabella	26,472	164,269
Shinsegae, Inc.	309	66,209
Woolworths Holdings Ltd.	42,436	164,669

		2,496,468

Multi-Utilities - 0.1%
Qatar Electricity & Water Co. QSC	43,260	185,480
YTL Corp. Bhd.	186,726	46,608

Investments	Shares	Value ($)
YTL Power International Bhd.	250,900	47,426

		279,514

Oil, Gas & Consumable Fuels - 5.9%
Adaro Energy Tbk. PT	1,462,600	132,518
Bangchak Corp. PCL, NVDR	41,600	40,917
Banpu PCL, NVDR	175,100	81,415
Bashneft PJSC	720	21,244
Bashneft PJSC (Preference)	1,163	29,521
Bharat Petroleum Corp. Ltd.	72,615	364,738
Bukit Asam Tbk. PT	206,000	40,268
Bumi Resources Tbk. PT*	64,426,500	496,402
China Coal Energy Co. Ltd., Class H	206,000	80,264
China Petroleum & Chemical Corp., Class H	2,266,000	1,464,756
China Shenhua Energy Co. Ltd., Class H	320,000	637,719
CNOOC Ltd.	1,442,000	2,383,715
Coal India Ltd.	59,019	175,422
Cosan SA	6,700	90,601
Dana Gas PJSC	331,248	93,788
E1 Corp.	5,562	252,455
Ecopetrol SA	220,317	196,730
Empresas COPEC SA	15,450	142,377
Enauta Participacoes SA	4,600	16,199
Esso Thailand PCL, NVDR	135,200	43,960
Exxaro Resources Ltd.	23,484	277,276
Formosa Petrochemical Corp.	73,000	248,846
Gazprom PJSC	510,746	1,907,623
Gazprom PJSC, ADR	3,466	25,454
Great Eastern Shipping Co. Ltd. (The)	878	3,003
Grupa Lotos SA	8,137	184,756
GS Holdings Corp.	4,532	192,680
Hellenic Petroleum SA	6,163	64,913
Hindustan Petroleum Corp. Ltd.	59,328	229,472
IDG Energy Investment Ltd.*	162,000	18,833
Indian Oil Corp. Ltd.	194,464	393,819
Indika Energy Tbk. PT	2,214,500	234,610
Indo Tambangraya Megah Tbk. PT	41,600	49,934
Inner Mongolia Yitai Coal Co. Ltd., Class B	92,700	93,998
Inner Mongolia Yitai Coal Co. Ltd., Class H	20,800	15,412
IRPC PCL, NVDR	937,300	146,286
LUKOIL PJSC	15,965	1,315,535
Mangalore Refinery & Petrochemicals Ltd.	15,060	13,104
Mari Petroleum Co. Ltd.	1,804	10,563
Medco Energi Internasional Tbk. PT*	405,400	24,584
MOL Hungarian Oil & Gas plc	44,393	455,235
Motor Oil Hellas Corinth Refineries SA	6,180	154,130
Novatek PJSC	36,153	752,158
Oil & Gas Development Co. Ltd.	72,100	57,219
Oil & Natural Gas Corp. Ltd.	262,135	529,148
Oil India Ltd.	30,444	70,594

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Pakistan Oilfields Ltd.	6,240	15,891
Pakistan Petroleum Ltd.	56,525	47,306
Pakistan State Oil Co. Ltd.	298,700	281,070
PetroChina Co. Ltd., Class H	1,854,000	985,276
Petroleo Brasileiro SA*	267,800	2,049,105
Petroleo Brasileiro SA (Preference)	401,700	2,784,334
Petron Corp.	2,956,100	321,824
Petronas Dagangan Bhd.	15,200	86,562
Petronet LNG Ltd.	31,827	109,406
Pilipinas Shell Petroleum Corp.	581,160	439,118
Polski Koncern Naftowy ORLEN SA	27,192	687,774
Polskie Gornictwo Naftowe i Gazownictwo SA	150,071	219,497
PTT Exploration & Production PCL	469	2,066
PTT Exploration & Production PCL, NVDR	61,331	270,211
PTT PCL, NVDR	762,200	1,170,995
Qatar Fuel QSC	19,570	113,687
Qatar Gas Transport Co. Ltd.	249,630	161,815
Reliance Industries Ltd.*	132,252	2,242,333
Rosneft Oil Co. PJSC	45,460	302,422
Rosneft Oil Co. PJSC, GDR(b)	1,920	12,722
RussNeft PJSC*	2,048	19,328
Semirara Mining & Power Corp.	102,400	46,282
Siamgas & Petrochemicals PCL, NVDR	957,900	303,675
Sinopec Kantons Holdings Ltd.	1,318,000	533,740
SK Gas Ltd.	5,302	347,312
SK Innovation Co. Ltd.	5,768	833,681
S-Oil Corp.	3,605	286,730
S-Oil Corp. (Preference)	208	10,742
Star Petroleum Refining PCL, NVDR	51,900	16,622
Surgutneftegas PJSC	249,569	106,473
Surgutneftegas PJSC, ADR, OTC	12,422	62,234
Surgutneftegas PJSC (Preference)	238,651	117,167
Tatneft PJSC	37,187	435,732
Tatneft PJSC, ADR	4,806	335,363
Tatneft PJSC (Preference)	7,007	74,470
Thai Oil PCL, NVDR	72,100	161,759
Transneft PJSC (Preference)	63	156,637
Tupras Turkiye Petrol Rafinerileri A/S	11,536	290,383
Ultrapar Participacoes SA	41,200	217,793
United Tractors Tbk. PT	123,600	219,785
Yanzhou Coal Mining Co. Ltd., Class H	206,000	183,160

		31,316,676

Paper & Forest Products - 0.6%
Duratex SA	16,474	55,036
Empresas CMPC SA	50,367	118,624
Hansol Paper Co. Ltd.	22,454	268,552
Indah Kiat Pulp & Paper Corp. Tbk. PT	247,200	131,827
Lee & Man Paper Manufacturing Ltd.	133,000	81,724

Investments	Shares	Value ($)
Longchen Paper & Packaging Co. Ltd.	807,350	388,155
Nine Dragons Paper Holdings Ltd.	153,000	124,896
Pabrik Kertas Tjiwi Kimia Tbk. PT	113,300	96,997
Pfleiderer Group SA*	36,771	268,433
Sappi Ltd.	52,324	192,628
Shandong Chenming Paper Holdings Ltd., Class B	597,400	281,609
Shandong Chenming Paper Holdings Ltd., Class H(a)	412,000	181,055
Suzano SA	51,500	419,791
YFY, Inc.	1,648,000	614,777

		3,224,104

Personal Products - 0.3%
Amorepacific Corp.	1,339	158,448
Amorepacific Corp. (Preference)	545	35,885
AMOREPACIFIC Group	1,339	65,077
AMOREPACIFIC Group (Preference)	312	6,540
Chlitina Holding Ltd.	2,000	15,822
Colgate-Palmolive India Ltd.	2,518	43,553
Cosmax, Inc.	322	27,897
Dabur India Ltd.	22,763	141,125
Emami Ltd.	4,766	22,177
Gillette India Ltd.	103	10,715
Godrej Consumer Products Ltd.	16,274	141,660
Grape King Bio Ltd.	5,000	31,114
Hengan International Group Co. Ltd.	29,500	223,288
It’s Hanbul Co. Ltd.	501	8,152
Kolmar BNH Co. Ltd.	688	16,283
Kolmar Korea Co. Ltd.	643	30,109
LG Household & Health Care Ltd.	412	437,735
LG Household & Health Care Ltd. (Preference)	97	65,918
Marico Ltd.	18,540	98,865
Natura Cosmeticos SA	6,800	110,550
Procter & Gamble Hygiene & Health Care Ltd.	344	54,524
TCI Co. Ltd.	3,644	48,750

		1,794,187

Pharmaceuticals - 0.9%
Adcock Ingram Holdings Ltd.	5,074	20,548
Ajanta Pharma Ltd.	1,415	18,141
Alembic Pharmaceuticals Ltd.	2,150	16,375
Alkem Laboratories Ltd.	1,560	39,506
Aspen Pharmacare Holdings Ltd.	33,990	216,596
Aurobindo Pharma Ltd.	9,579	79,552
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	16,531
Bukwang Pharmaceutical Co. Ltd.	3,090	40,221
Cadila Healthcare Ltd.	13,960	46,232
Caregen Co. Ltd.(c)	258	16,682
Celltrion Pharm, Inc.*	697	21,150
Center Laboratories, Inc.	3,541	9,099
China Grand Pharmaceutical and Healthcare Holdings Ltd.	32,000	17,210

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Medical System Holdings Ltd.	72,000	69,352
China Resources Pharmaceutical Group Ltd.(b)	82,500	90,321
China Traditional Chinese Medicine Holdings Co. Ltd.	114,000	52,428
Chong Kun Dang Pharmaceutical Corp.	269	19,872
Cipla Ltd.	7,210	54,621
CSPC Pharmaceutical Group Ltd.	206,000	362,110
Daewoong Co. Ltd.	1,791	23,540
Daewoong Pharmaceutical Co. Ltd.	266	35,636
Dong-A Socio Holdings Co. Ltd.	104	7,692
Dong-A ST Co. Ltd.	299	23,251
DongKook Pharmaceutical Co. Ltd.	450	25,370
Dr Reddy’s Laboratories Ltd.	3,399	127,223
Genomma Lab Internacional SAB de CV, Class B*(a)	12,000	11,050
Glenmark Pharmaceuticals Ltd.	7,730	47,879
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	6,000	24,911
Hanall Biopharma Co. Ltd.*	1,501	33,621
Hanmi Pharm Co. Ltd.	206	50,494
Hanmi Science Co. Ltd.	1,271	50,438
Hua Han Health Industry Holdings Ltd.*(c)	3,780,000	255,931
Hypera SA*	17,900	143,577
Il Dong Pharmaceutical Co. Ltd.	479	6,984
Ilyang Pharmaceutical Co. Ltd.*	756	15,017
Ipca Laboratories Ltd.	1,664	23,122
Jubilant Life Sciences Ltd.	1,723	11,005
JW Holdings Corp.	46,041	232,326
JW Pharmaceutical Corp.	224	5,358
Kalbe Farma Tbk. PT	350,200	36,726
Kolon Life Science, Inc.*	291	5,190
Komipharm International Co. Ltd.*	1,575	25,627
Livzon Pharmaceutical Group, Inc., Class H	7,030	17,207
Lotus Pharmaceutical Co. Ltd.*	5,000	15,887
Lupin Ltd.	8,652	96,199
Luye Pharma Group Ltd.(a)(b)	75,000	58,541
Mega Lifesciences PCL, NVDR	23,000	26,362
Mezzion Pharma Co. Ltd.*	198	17,740
Natco Pharma Ltd.	2,480	18,570
Oscotec, Inc.*	808	12,840
Pfizer Ltd.	341	15,042
Pharmally International Holding Co. Ltd.	2,000	14,954
Piramal Enterprises Ltd.	4,017	105,636
Richter Gedeon Nyrt	5,047	89,450
Sam Chun Dang Pharm Co. Ltd.	823	23,373
Samjin Pharmaceutical Co. Ltd.	344	7,894
Sanofi India Ltd.	163	14,528
ScinoPharm Taiwan Ltd.	22,000	17,051
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	20,000	59,914
Sihuan Pharmaceutical Holdings Group Ltd.	206,000	42,632

Investments	Shares	Value ($)
Sino Biopharmaceutical Ltd.	309,000	382,110
SSY Group Ltd.	80,165	71,994
Sun Pharma Advanced Research Co. Ltd.*	4,836	11,263
Sun Pharmaceutical Industries Ltd.	45,423	281,810
Tong Ren Tang Technologies Co. Ltd., Class H	17,000	20,414
Torrent Pharmaceuticals Ltd.	2,009	48,800
TTY Biopharm Co. Ltd.	12,686	33,046
United Laboratories International Holdings Ltd. (The)	824,000	454,743
Wockhardt Ltd.*	175	794
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)	800	4,062
Yuhan Corp.	452	82,713
Yungjin Pharmaceutical Co. Ltd.*	5,316	20,197
YungShin Global Holding Corp.	11,000	14,574

		4,508,855

Professional Services - 0.0%(d)
51job, Inc., ADR*	1,000	77,550
Benefit Systems SA*	98	16,854
L&T Technology Services Ltd.(b)	103	2,158
Quess Corp. Ltd.*(b)	1,560	9,951
Sporton International, Inc.	2,386	15,960

		122,473

Real Estate Management & Development - 5.8%
8990 Holdings, Inc.	126,000	39,122
Agile Group Holdings Ltd.	148,000	192,471
Aldar Properties PJSC	336,913	211,881
Aliansce Shopping Centers SA	3,500	26,223
Amata Corp. PCL	44,900	35,184
AP Thailand PCL, NVDR	1,225,700	304,881
Ayala Land, Inc.	247,200	241,917
Bangkok Land PCL, NVDR	100	6
Barwa Real Estate Co.	163,770	160,588
BR Malls Participacoes SA	41,200	164,358
BR Properties SA*	4,577	12,213
Bumi Serpong Damai Tbk. PT*	499,200	50,572
C C Land Holdings Ltd.	56,000	12,877
C&D International Investment Group Ltd.	379,000	429,939
Cathay Real Estate Development Co. Ltd.	33,100	23,259
Central China Real Estate Ltd.	824,000	387,373
China Aoyuan Group Ltd.	127,000	171,975
China Dili Group*	112,600	33,372
China Evergrande Group(a)	273,000	728,893
China Jinmao Holdings Group Ltd.	412,000	268,424
China Logistics Property Holdings Co. Ltd.*(b)	59,000	23,214
China Merchants Land Ltd.	1,648,000	235,793
China Oceanwide Holdings Ltd.*	202,000	9,935
China Overseas Grand Oceans Group Ltd.	1,751,000	926,064
China Overseas Land & Investment Ltd.	338,000	1,161,512

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Overseas Property Holdings Ltd.	70,000	35,770
China Resources Land Ltd.	251,777	1,085,537
China SCE Group Holdings Ltd.	103,000	56,448
China South City Holdings Ltd.(a)	5,562,000	767,378
China Vanke Co. Ltd., Class H	144,200	546,191
China Vast Industrial Urban Development Co. Ltd.(b)	515,000	205,266
Chong Hong Construction Co. Ltd.	24,000	69,078
CIFI Holdings Group Co. Ltd.	348,047	224,535
Ciputra Development Tbk. PT	597,049	52,604
Corp. Inmobiliaria Vesta SAB de CV(a)	659,200	980,001
Cosmopolitan International Holdings Ltd.*	1,442,000	268,951
Country Garden Holdings Co. Ltd.(a)	664,000	905,929
DaFa Properties Group Ltd.	309,000	238,819
DAMAC Properties Dubai Co. PJSC*	104,520	29,024
Dar Al Arkan Real Estate Development Co.*	23,999	73,330
Dexin China Holdings Co. Ltd.*(b)	927,000	397,900
DLF Ltd.	19,408	50,266
Dongwon Development Co. Ltd.	51,294	209,408
DoubleDragon Properties Corp.*	907,920	431,769
E-House China Enterprise Holdings Ltd.(b)	61,800	71,685
Emaar Development PJSC	77,353	101,083
Emaar Economic City*	17,922	49,601
Emaar Malls PJSC	96,296	55,578
Emaar Properties PJSC	324,656	488,776
Fantasia Holdings Group Co. Ltd.*	1,854,000	305,530
Farglory Land Development Co. Ltd.	21,000	25,764
Filinvest Development Corp.	92,700	25,430
Filinvest Land, Inc.	12,154,000	453,797
Future Land Development Holdings Ltd.*(a)	172,000	146,118
Gemdale Properties & Investment Corp. Ltd.(a)	206,000	24,737
Globe Trade Centre SA	103	256
Godrej Properties Ltd.*	3,326	46,079
Greenland Hong Kong Holdings Ltd.	1,030,000	378,952
Greentown China Holdings Ltd.	49,000	37,120
Guangzhou R&F Properties Co. Ltd., Class H	101,600	185,603
Guorui Properties Ltd.(a)(b)	927,000	165,792
Hanson International Tbk. PT*	2,409,275	17,704
Highwealth Construction Corp.	81,000	127,118
Hopson Development Holdings Ltd.	56,000	58,233
Huaku Development Co. Ltd.	309,000	811,863
Huang Hsiang Construction Corp.	103,000	104,671
Hung Sheng Construction Ltd.	721,000	467,211
Iguatemi Empresa de Shopping Centers SA	4,800	61,349
IOI Properties Group Bhd.	145,600	44,458

Investments	Shares	Value ($)
Jaya Real Property Tbk. PT	4,841,000	191,678
Jiayuan International Group Ltd.	1,236,000	536,849
Joy City Property Ltd.	480,000	58,253
Kaisa Group Holdings Ltd.(a)	206,000	86,317
Kindom Construction Corp.	456,000	370,279
Korea Real Estate Investment & Trust Co. Ltd.	221,141	409,347
KWG Group Holdings Ltd.*	103,000	96,843
LAMDA Development SA*	47,689	499,111
Land & Houses PCL, NVDR	155,700	57,207
Lerthai Group Ltd.*	280,000	255,752
Logan Property Holdings Co. Ltd.(a)	110,000	168,066
Longfor Group Holdings Ltd.(b)	137,000	511,044
LSR Group PJSC	51,191	628,553
LVGEM China Real Estate Investment Co. Ltd.	1,236,000	438,953
Mah Sing Group Bhd.	1,606,800	360,182
MAS Real Estate, Inc.	13,905	19,817
MBK PCL, NVDR	29,800	22,867
Medinet Nasr Housing*	24,052	6,909
Megaworld Corp.	585,000	70,355
Midea Real Estate Holding Ltd.(b)	23,000	62,731
Mingfa Group International Co. Ltd.*(c)	36,000	8,692
Multiplan Empreendimentos Imobiliarios SA*	10,800	81,489
NEPI Rockcastle plc	21,536	197,024
Oberoi Realty Ltd.*	4,021	32,128
Origin Property PCL, NVDR	1,308,100	346,643
Origin Property PCL, Class F	78,900	20,908
Pakuwon Jati Tbk. PT	534,400	28,022
Palm Hills Developments SAE*	1,698,161	203,943
Parque Arauco SA	34,299	93,845
Poly Property Group Co. Ltd.	2,472,000	918,959
Powerlong Real Estate Holdings Ltd.	103,000	63,027
Prestige Estates Projects Ltd.	6,656	24,680
Prince Housing & Development Corp.	93,000	33,198
Pruksa Holding PCL, NVDR	62,400	44,637
Quality Houses PCL, NVDR	5,335,400	527,381
Radium Life Tech Co. Ltd.	927,000	412,888
Redco Properties Group Ltd.(b)	52,000	20,726
Redsun Properties Group Ltd.	1,236,000	399,479
Road King Infrastructure Ltd.	309,000	638,692
Robinsons Land Corp.	103,906	55,845
Ronshine China Holdings Ltd.*(b)	54,500	71,433
Ruentex Development Co. Ltd.*	65,400	87,178
Sansiri PCL, NVDR	7,560,200	366,272
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	37,440	44,104
Shenzhen Investment Ltd.	294,793	106,199
Shimao Property Holdings Ltd.	103,000	287,504
Shining Building Business Co. Ltd.*	13,650	4,236
Shui On Land Ltd.	321,000	68,892
Sime Darby Property Bhd.	73,800	17,437

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Singha Estate PCL, NVDR	77,400	8,959
Sino-Ocean Group Holding Ltd.	312,267	126,855
Sinyi Realty, Inc.	22,738	22,851
SK D&D Co. Ltd.	258	5,528
Skyfame Realty Holdings Ltd.	2,678,000	403,689
SM Prime Holdings, Inc.	494,400	354,618
SOHO China Ltd.	104,000	33,480
SP Setia Bhd. Group	53,194	25,266
Summarecon Agung Tbk. PT	433,400	40,968
Sunac China Holdings Ltd.	214,000	978,704
Sunway Bhd.	101,237	40,725
Supalai PCL, NVDR	48,600	34,765
Talaat Moustafa Group	51,370	30,878
Tian An China Investment Co. Ltd.	618,000	304,741
Times China Holdings Ltd.(a)	50,000	88,530
UEM Sunrise Bhd.*	71,900	13,939
United Development Co. QSC	2,234,160	852,979
UOA Development Bhd.	18,800	9,476
Vista Land & Lifescapes, Inc.	267,800	40,206
WHA Corp. PCL, NVDR	394,090	59,969
Yuexiu Property Co. Ltd.	618,000	140,528
Yuzhou Properties Co. Ltd.	188,395	89,289
Zall Smart Commerce Group Ltd.*	211,000	27,494
Zhenro Properties Group Ltd.(b)	126,000	73,560
Zhuguang Holdings Group Co. Ltd.*	150,000	19,354

		30,618,683

Road & Rail - 0.2%
BTS Group Holdings PCL, NVDR	220,640	88,959
CAR, Inc.*	25,000	17,885
Cia de Locacao das Americas*	1,500	19,933
CJ Logistics Corp.*	416	48,172
Container Corp. of India Ltd.	11,330	84,302
Cosan Logistica SA*	4,018	19,948
GMexico Transportes SAB de CV(a)(b)	21,300	24,664
Localiza Rent a Car SA*	26,900	314,569
PKP Cargo SA	39,655	348,208
Rumo SA*	51,500	300,026

		1,266,666

Semiconductors & Semiconductor Equipment - 3.6%
A-DATA Technology Co. Ltd.	273,000	464,431
Ardentec Corp.	552,720	535,025
ASE Technology Holding Co. Ltd.	309,000	694,605
ASMedia Technology, Inc.	1,104	18,994
ASPEED Technology, Inc.	1,000	22,222
Chang Wah Technology Co. Ltd.	21,000	187,069
Chipbond Technology Corp.	26,000	52,760
ChipMOS Technologies, Inc.	641,000	590,589
Darwin Precisions Corp.	11,000	6,403
DB HiTek Co. Ltd.	49,852	562,526
Elan Microelectronics Corp.*	8,400	21,638
Elite Advanced Laser Corp.	3,960	7,170
Elite Semiconductor Memory Technology, Inc.	12,000	12,716
eMemory Technology, Inc.	3,000	36,517
Eo Technics Co. Ltd.	390	23,536
Epistar Corp.*	58,000	46,258

Investments	Shares	Value ($)
Everlight Electronics Co. Ltd.	22,000	21,260
Faraday Technology Corp.	6,000	12,137
Formosa Advanced Technologies Co. Ltd.	206,000	220,273
GCL-Poly Energy Holdings Ltd.*(a)	15,450,000	888,169
GemVax & Kael Co. Ltd.*	2,692	27,646
Global Unichip Corp.	5,000	41,244
Globalwafers Co. Ltd.	20,000	216,430
Greatek Electronics, Inc.	26,000	37,208
Hanmi Semiconductor Co. Ltd.	1,248	6,920
Holtek Semiconductor, Inc.	1,000	2,251
Hua Hong Semiconductor Ltd.(a)(b)	20,000	41,799
Innox Advanced Materials Co. Ltd.*	535	24,012
Jusung Engineering Co. Ltd.	774	4,095
Koh Young Technology, Inc.	416	29,220
LandMark Optoelectronics Corp.	2,000	15,919
LEENO Industrial, Inc.	416	19,480
Lextar Electronics Corp.	12,000	5,904
Machvision, Inc.	1,000	11,995
Macronix International	103,000	104,505
MediaTek, Inc.	69,000	697,866
Nanya Technology Corp.	49,000	116,609
Novatek Microelectronics Corp.	24,000	128,121
On-Bright Electronics, Inc.	2,000	10,773
Parade Technologies Ltd.	3,400	56,529
Phison Electronics Corp.	6,000	59,237
Pixart Imaging, Inc.	5,000	17,527
Powertech Technology, Inc.*	81,000	222,978
Radiant Opto-Electronics Corp.	19,330	76,461
Realtek Semiconductor Corp.	19,070	128,480
SDI Corp.	7,000	14,340
Semiconductor Manufacturing International Corp.*	154,500	183,358
Seoul Semiconductor Co. Ltd.	1,370	18,701
Sigurd Microelectronics Corp.	454,000	424,865
Silergy Corp.	3,000	61,263
Silicon Works Co. Ltd.	416	13,414
Sino-American Silicon Products, Inc.	46,000	127,221
Sitronix Technology Corp.	5,000	21,949
SK Hynix, Inc.	53,148	3,454,553
Taiwan Semiconductor Co. Ltd.	9,000	14,428
Taiwan Semiconductor Manufacturing Co. Ltd.	801,000	6,684,552
Tokai Carbon Korea Co. Ltd.	86	4,092
Topco Scientific Co. Ltd.	175,000	466,547
Toptec Co. Ltd.	309	2,549
United Microelectronics Corp.	515,000	228,554
United Renewable Energy Co. Ltd.*	42,000	12,183
Vanguard International Semiconductor Corp.	35,000	71,248
Visual Photonics Epitaxy Co. Ltd.	6,000	19,392
Wafer Works Corp.	16,798	19,555
Win Semiconductors Corp.	17,961	154,799
Winbond Electronics Corp.	103,000	63,763

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
WONIK IPS Co. Ltd.	824	17,307
XinTec, Inc.*	6,000	9,455
Xinyi Solar Holdings Ltd.	205,999	113,685

		18,729,280

Software - 0.1%
Ahnlab, Inc.	190	8,736
Asseco Poland SA	7,004	99,804
Douzone Bizon Co. Ltd.	669	36,190
Kingdee International Software Group Co. Ltd.(a)	76,000	73,496
Kingsoft Corp. Ltd.*(a)	40,000	87,278
Linx SA	3,300	28,416
Oracle Financial Services Software Ltd.	883	43,577
Tata Elxsi Ltd.	516	4,777
TOTVS SA	3,500	45,115

		427,389

Specialty Retail - 1.4%
Ace Hardware Indonesia Tbk. PT	206,000	26,968
Beauty Community PCL, NVDR	114,400	13,912
Bermaz Auto Bhd.	20,800	12,853
China Yongda Automobiles Services Holdings Ltd.	1,545,000	1,444,755
China ZhengTong Auto Services Holdings Ltd.(a)	1,442,000	545,270
Detsky Mir PJSC(b)	313,429	443,156
Foschini Group Ltd. (The)	11,330	132,774
GOME Retail Holdings Ltd.*(a)	623,447	66,901
Grand Baoxin Auto Group Ltd.*	875,500	192,371
Home Product Center PCL, NVDR	133,900	74,885
Hotai Motor Co. Ltd.	17,000	246,290
Hotel Shilla Co. Ltd.	1,474	98,051
Italtile Ltd.	10,931	10,118
Jarir Marketing Co.	2,781	123,681
JUMBO SA	5,253	103,229
LOTTE Himart Co. Ltd.	936	29,035
M.Video PJSC*	93,112	629,775
Motus Holdings Ltd.	236,179	1,228,072
Mr Price Group Ltd.	10,918	136,081
Padini Holdings Bhd.	17,200	14,672
Petrobras Distribuidora SA	30,900	218,450
Pou Sheng International Holdings Ltd.(a)	97,000	27,014
PTG Energy PCL, NVDR	26,300	19,241
Seobu T&D*	508	3,633
Shinsegae International, Inc.	81	11,639
Siam Global House PCL, NVDR	61,282	33,077
Super Group Ltd.*	470,429	980,769
Truworths International Ltd.	22,454	99,044
Via Varejo SA*	17,100	35,085
Zhongsheng Group Holdings Ltd.	51,500	144,739

		7,145,540

Technology Hardware, Storage & Peripherals - 5.1%
Acer, Inc.	154,858	94,372
Advantech Co. Ltd.	16,220	137,186
Asustek Computer, Inc.	63,000	449,776
Catcher Technology Co. Ltd.	71,000	527,440
Chicony Electronics Co. Ltd.	23,992	61,262

Investments	Shares	Value ($)
Clevo Co.	721,000	738,494
CMC Magnetics Corp.*	44,000	9,707
Compal Electronics, Inc.	412,000	253,065
Coolpad Group Ltd.*	326,000	14,159
Darfon Electronics Corp.	252,000	338,345
Getac Technology Corp.	16,000	23,412
Gigabyte Technology Co. Ltd.	44,000	66,222
HTC Corp.*	29,000	36,232
Innodisk Corp.	103,000	419,015
Inventec Corp.	137,000	102,655
Legend Holdings Corp., Class H(b)	51,500	121,712
Lenovo Group Ltd.	618,000	502,112
Lite-On Technology Corp.	206,000	293,476
Meitu, Inc.*(b)	82,500	24,345
Micro-Star International Co. Ltd.*	28,000	79,060
Pegatron Corp.	206,000	337,200
Qisda Corp.	130,000	80,896
Quanta Computer, Inc.	103,000	190,462
Ritek Corp.*	32,590	9,160
Samsung Electronics Co. Ltd.	498,005	19,089,280
Samsung Electronics Co. Ltd. (Preference)	75,190	2,351,475
Sindoh Co. Ltd.	16	585
Transcend Information, Inc.	7,000	15,308
Wistron Corp.	103,000	77,178
Xiaomi Corp., Class B*(a)(b)	576,800	666,851

		27,110,442

Textiles, Apparel & Luxury Goods - 1.2%
Aditya Birla Fashion and Retail Ltd.*	6,536	17,888
Alpargatas SA (Preference)*	7,375	40,672
ANTA Sports Products Ltd.	37,000	277,929
Arezzo Industria e Comercio SA	1,600	21,428
Bata India Ltd.	2,024	38,475
Bosideng International Holdings Ltd.	126,000	43,782
CCC SA	1,067	41,580
China Dongxiang Group Co. Ltd.	4,532,000	561,586
China Lilang Ltd.	22,000	19,589
Cia Hering	4,800	40,823
Eclat Textile Co. Ltd.	9,698	128,182
F&F Co. Ltd.	206	12,101
Feng TAY Enterprise Co. Ltd.	18,834	126,285
FF Group*(c)	3,536	18,898
Fila Korea Ltd.	2,389	136,301
Formosa Taffeta Co. Ltd.	33,000	37,462
Fuguiniao Co. Ltd., Class H*(c)	334,800	165,948
Grendene SA	18,822	38,018
Guararapes Confeccoes SA	2,400	12,432
Handsome Co. Ltd.	1,177	36,958
Hansae Co. Ltd.	1,034	16,474
HS Industries Co. Ltd.	48,925	351,502
Hwaseung Enterprise Co. Ltd.	331	3,637
JNBY Design Ltd.(b)	10,000	18,421
Lao Feng Xiang Co. Ltd., Class B*	257,500	901,507
LF Corp.	25,647	531,106
Li Ning Co. Ltd.	77,000	191,420
LPP SA	103	209,920

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Makalot Industrial Co. Ltd.	8,032	47,140
Nan Liu Enterprise Co. Ltd.	2,000	9,648
Nishat Mills Ltd.	245,000	113,719
Page Industries Ltd.	206	54,425
Pou Chen Corp.	227,000	280,689
Quang Viet Enterprise Co. Ltd.	4,000	21,032
Rajesh Exports Ltd.	6,498	65,098
Raymond Ltd.	60	574
Roo Hsing Co. Ltd.*	515,000	202,055
Ruentex Industries Ltd.*	37,800	80,838
Shenzhou International Group Holdings Ltd.	31,800	441,582
Shinkong Textile Co. Ltd.	97,000	129,612
Tainan Spinning Co. Ltd.	48,555	19,128
Taiwan Paiho Ltd.	11,000	32,545
Texhong Textile Group Ltd.	328,500	332,365
Titan Co. Ltd.	13,184	202,470
Welspun India Ltd.	11,024	8,013
Xtep International Holdings Ltd.	39,000	28,249
Youngone Corp.	890	25,314
Youngone Holdings Co. Ltd.	7,107	316,574

		6,451,394

Thrifts & Mortgage Finance - 0.5%
GRUH Finance Ltd.	6,573	23,617
Housing Development Finance Corp. Ltd.	72,718	2,243,121
IIFL Finance Ltd.	3,988	6,844
Indiabulls Housing Finance Ltd.	29,870	232,585
LIC Housing Finance Ltd.	13,081	98,585
Malaysia Building Society Bhd.	100,217	21,129
PNB Housing Finance Ltd.(b)	860	8,870
Sangsangin Co. Ltd.*	907	14,490

		2,649,241

Tobacco - 0.2%
British American Tobacco Malaysia Bhd.	5,900	32,285
Eastern Co. SAE	79,001	74,901
Gudang Garam Tbk. PT	21,800	117,422
ITC Ltd.	127,205	499,684
KT&G Corp.	5,562	452,726

		1,177,018

Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	15,288	28,627
AKR Corporindo Tbk. PT	71,700	20,461
Barloworld Ltd.	8,533	72,460
BOC Aviation Ltd.(b)	20,600	178,423
Brighton-Best International Taiwan, Inc.	16,000	17,983
China Aircraft Leasing Group Holdings Ltd.(b)	360,500	390,071
CITIC Resources Holdings Ltd.	3,090,000	221,055
Ferreycorp SAA	1,232,704	807,742
LG International Corp.	38,316	597,524
Posco International Corp.	3,955	62,680
Shougang Concord International Enterprises Co. Ltd.	10,506,000	409,347
SK Networks Co. Ltd.	12,371	52,178

		2,858,551

Investments	Shares	Value ($)
Transportation Infrastructure - 1.5%
Adani Ports & Special Economic Zone Ltd.	32,960	180,912
Airports of Thailand PCL	54,000	125,979
Airports of Thailand PCL, NVDR	131,400	307,618
Bangkok Aviation Fuel Services PCL, NVDR	18,800	22,159
Bangkok Expressway & Metro PCL, NVDR	298,700	101,978
Beijing Capital International Airport Co. Ltd., Class H	74,000	58,611
CCR SA	51,500	204,626
China Merchants Port Holdings Co. Ltd.	36,123	60,083
COSCO SHIPPING Ports Ltd.	70,854	62,093
DP World plc	7,004	107,862
EcoRodovias Infraestrutura e Logistica SA	226,600	709,442
Grupo Aeroportuario del Centro Norte SAB de CV	16,000	99,470
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,600	147,913
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,240	126,298
International Container Terminal Services, Inc.	40,310	106,939
Jasa Marga Persero Tbk. PT	88,423	37,850
Jiangsu Expressway Co. Ltd., Class H	62,000	83,798
Lingkaran Trans Kota Holdings Bhd.	17,200	19,174
Malaysia Airports Holdings Bhd.	41,200	83,768
Novorossiysk Commercial Sea Port PJSC	289,596	35,111
Promotora y Operadora de Infraestructura SAB de CV	10,300	93,666
Promotora y Operadora de Infraestructura SAB de CV, Class L	2,300	14,175
Qingdao Port International Co. Ltd., Class H(b)	1,442,000	1,031,592
Shenzhen Expressway Co. Ltd., Class H	898,000	1,069,170
Shenzhen International Holdings Ltd.(a)	55,833	103,707
Taiwan High Speed Rail Corp.	103,000	137,795
TAV Havalimanlari Holding A/S	6,386	28,820
Tianjin Port Development Holdings Ltd.	2,060,000	213,161
Westports Holdings Bhd.	61,600	59,712
Yuexiu Transport Infrastructure Ltd.	824,000	655,798
Zhejiang Expressway Co. Ltd., Class H	1,854,000	1,804,760

		7,894,040

Water Utilities - 0.5%
Aguas Andinas SA, Class A	141,831	79,726
Beijing Enterprises Water Group Ltd.*	510,000	270,379

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares		Value ($)
China Everbright Water Ltd.		865,200	218,110
China Water Affairs Group Ltd.		1,096,000	980,084
Cia de Saneamento Basico do Estado de Sao Paulo*		30,900	438,543
Guangdong Investment Ltd.		120,000	252,941
Inversiones Aguas Metropolitanas SA		11,208	16,436
Manila Water Co., Inc.		1,060,900	489,927
TTW PCL, NVDR		68,000	29,849

			2,775,995

Wireless Telecommunication Services - 1.9%
Advanced Info Service PCL, NVDR		45,100	312,349
America Movil SAB de CV, Series L(a)		1,019,700	724,127
Axiata Group Bhd.		135,586	165,273
Bharti Airtel Ltd.		69,010	338,704
China Mobile Ltd.		515,000	4,391,503
DiGi.Com Bhd.		82,400	99,843
Empresa Nacional de Telecomunicaciones SA*		5,699	52,437
Etihad Etisalat Co.*		17,098	111,417
Far EasTone Telecommunications Co. Ltd.		65,000	149,459
Global Telecom Holding SAE*		170,720	51,000
Globe Telecom, Inc.		1,560	65,849
Indosat Tbk. PT*		1,493,500	363,333
Maxis Bhd.		72,100	99,243
Mobile Telecommunications Co.*		14,214	53,588
Mobile TeleSystems PJSC		88,683	370,517
MTN Group Ltd.		70,555	561,155
PLAY Communications SA(b)		10,800	88,774
PLDT, Inc.		3,420	77,288
Sistema PJSFC		18,643	3,553
SK Telecom Co. Ltd.		3,708	778,834
Taiwan Mobile Co. Ltd.		67,000	235,934
TIM Participacoes SA*		30,900	100,356
Turkcell Iletisim Hizmetleri A/S		100,425	235,816
Vodacom Group Ltd.		28,531	236,843
Vodafone Idea Ltd.*		497,721	49,566
Vodafone Qatar QSC		101,920	39,472
XL Axiata Tbk. PT*		149,675	34,490

			9,790,723

TOTAL COMMON STOCKS (Cost $477,120,294)			518,853,564

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(d)

Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd. Series 54, 8.49%, 3/25/2025 (Cost $–)	INR	49,126	9,703

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Biotechnology - 0.0%(d)
Helixmith Co. Ltd., expiring 8/6/2019, price 136,000.00 KRW*(c)	45	2,685

Food Products - 0.0%(d)
Hortifrut SA, expiring 8/7/2019, price 1,820.00 CLP*	644	5
Naturecell Co. Ltd., expiring 9/3/2019, price 6,200.00 KRW*(c)	103	221

		226

Technology Hardware, Storage & Peripherals - 0.0%
Legend Holdings Corp., expiring 12/31/2019*‡(c)	4,192	—

TOTAL RIGHTS (Cost $–)		2,911

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.3%

REPURCHASE AGREEMENTS - 0.3%
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $934,951, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $945,996	934,886	934,886
Societe Generale, 2.48%, dated 7/31/2019, due 8/1/2019, repurchase price $700,048, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 2.75%, maturing 4/30/2021 - 9/15/2021; Common Stocks; total market value $769,183	700,000	700,000

		1,634,886

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $1,634,886)		1,634,886

Total Investments - 98.8% (Cost $478,755,180)		520,501,064
Other Assets Less Liabilities - 1.2%		6,407,534

Net Assets - 100.0%		526,908,598

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Value determined using significant unobservable inputs.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $13,669,560, collateralized in the form of cash with a value of $1,634,886 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,745,557 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 8, 2019 – February 15, 2049 and $9,221,524 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $14,601,967.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to $1,021,826, which represents approximately 0.19% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $1,634,886.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
CLP	Chilean Peso
GDR	Global Depositary Receipt
INR	Indian Rupee
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	159	09/20/2019	USD	$8,153,520	$(22,647)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
KRW*	826,987,000	Toronto-Dominion Bank (The)	USD	700,000	09/18/2019	$37
USD	200,000	BNP Paribas SA	KRW*	235,966,900	09/18/2019	256
USD	868,489	Toronto-Dominion Bank (The)	KRW*	1,022,697,890	09/18/2019	2,785

Total unrealized appreciation						$3,078

USD	170,511	Goldman Sachs & Co.	BRL*	666,099	09/18/2019	$(5,903)
USD	1,673,340	Citibank NA	HKD	13,094,369	09/18/2019	(76)
USD	197,081	Toronto-Dominion Bank (The)	INR*	13,841,415	09/18/2019	(3,144)
USD	244,929	Goldman Sachs & Co.	RUB*	16,042,431	09/18/2019	(6,329)
USD	1,000,000	BNP Paribas SA	TWD*	31,012,869	09/18/2019	(5)
USD	106,700	Morgan Stanley	TWD*	3,342,878	09/18/2019	(1,091)

Total unrealized depreciation						$(16,548)

Net unrealized depreciation						$(13,470)

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
RUB — Russian Ruble
TWD — Taiwan Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2019:

Brazil	7.1%
Chile	0.8
China	31.6
Colombia	0.4
Czech Republic	0.1
Egypt	0.4
Greece	0.6
Hungary	0.3
India	6.0
Indonesia	2.2
Malaysia	1.5
Mexico	2.0
Pakistan	0.6
Peru	0.3
Philippines	1.8
Poland	1.3
Qatar	1.5
Russia	3.3
Saudi Arabia	1.1
South Africa	5.6
South Korea	14.1
Taiwan	11.8
Thailand	2.0
Turkey	1.2
United Arab Emirates	0.9
Other[1]	1.5

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 98.9%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(a) (Cost $8,718,696)	134,664	8,032,331

Total Investments - 98.9% (Cost $8,718,696)		8,032,331
Other Assets Less Liabilities - 1.1%		92,038

Net Assets - 100.0%		8,124,369

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

The FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ended July 31, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares July 31, 2019	Value July 31, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$7,846,364	$1,092,028	$916,980	134,664	$8,032,331	$57,326	$211,212	$(46,407)

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	423,212	Toronto-Dominion Bank (The)	AUD	600,000	08/20/2019	$9,381
USD	767,383	Toronto-Dominion Bank (The)	CAD	1,003,000	08/20/2019	3,289
USD	435,800	Toronto-Dominion Bank (The)	CHF	427,000	08/20/2019	3,762
USD	92,809	Toronto-Dominion Bank (The)	DKK	616,000	08/20/2019	813
USD	2,084,123	Toronto-Dominion Bank (The)	EUR	1,853,000	08/20/2019	17,926
USD	1,342,178	Toronto-Dominion Bank (The)	GBP	1,072,000	08/20/2019	28,388
USD	281,038	Toronto-Dominion Bank (The)	HKD	2,193,000	08/20/2019	814
USD	2,263,154	Toronto-Dominion Bank (The)	JPY	243,335,000	08/20/2019	18,952
USD	93,156	Toronto-Dominion Bank (The)	NOK	798,000	08/20/2019	2,241
USD	27,101	Toronto-Dominion Bank (The)	NZD	40,000	08/20/2019	691
USD	225,263	Toronto-Dominion Bank (The)	SEK	2,107,000	08/20/2019	5,318
USD	90,471	Toronto-Dominion Bank (The)	SGD	123,000	08/20/2019	572

Total unrealized appreciation						$92,147

USD	79,516	Toronto-Dominion Bank (The)	ILS	281,000	08/20/2019	$(932)

Total unrealized depreciation						$(932)

Net unrealized appreciation						$91,215

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 98.6%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(a) (Cost $5,811,345)	107,032	5,379,428

Total Investments - 98.6% (Cost $5,811,345)		5,379,428
Other Assets Less Liabilities - 1.4%		75,764

Net Assets - 100.0%		5,455,192

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

The FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ended July 31, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares July 31, 2019	Value July 31, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$4,467,575	$783,170	$172,812	107,032	$5,379,428	$330,485	$77,782	$(28,990)

Futures Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following open futures contract as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	1	09/20/2019	USD	$51,280	$474

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	400,096	Goldman Sachs & Co.	BRL*	1,500,000	08/21/2019	$1,935
USD	45,425	JPMorgan Chase Bank	CLP*	31,170,000	08/21/2019	954
USD	33,744	Toronto-Dominion Bank (The)	EUR	30,000	08/21/2019	290
USD	1,582,694	Toronto-Dominion Bank (The)	HKD	12,350,000	08/21/2019	4,575
USD	120,564	Toronto-Dominion Bank (The)	IDR*	1,687,270,000	08/21/2019	455
USD	813,569	BNP Paribas SA	KRW*	954,580,000	08/21/2019	6,243
USD	87,689	Goldman Sachs & Co.	MYR*	360,000	08/21/2019	478
USD	73,968	Toronto-Dominion Bank (The)	PLN	280,000	08/21/2019	1,191
USD	185,902	Goldman Sachs & Co.	RUB*	11,760,000	08/21/2019	1,010
USD	664,470	JPMorgan Chase Bank	TWD*	20,570,000	08/21/2019	2,223
USD	328,051	Toronto-Dominion Bank (The)	ZAR	4,580,000	08/21/2019	5,758

Total unrealized appreciation						$25,112

USD	112,527	Toronto-Dominion Bank (The)	MXN	2,150,000	08/21/2019	$(356)
USD	114,950	BNP Paribas SA	THB	3,540,000	08/21/2019	(206)
USD	61,085	Toronto-Dominion Bank (The)	TRY	350,000	08/21/2019	(1,328)
USD	353,520	BNP Paribas SA	INR*	24,410,000	08/22/2019	(613)
USD	103,857	JPMorgan Chase Bank	PHP*	5,310,000	08/22/2019	(421)

Total unrealized depreciation						$(2,924)

Net unrealized appreciation						$22,188

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund (cont.)

Abbreviations:

BRL — Brazilian Real
CLP — Chilean Peso
EUR — Euro
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Aerospace & Defense - 2.2%
Boeing Co. (The)	2,464	840,668
Textron, Inc.	4,648	229,146

		1,069,814

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.(a)	2,744	229,755
Expeditors International of Washington, Inc.(a)	3,248	247,985

		477,740

Airlines - 0.4%
Southwest Airlines Co.	4,200	216,426

Banks - 3.6%
Bank of America Corp.	9,240	283,483
Citigroup, Inc.	13,216	940,451
JPMorgan Chase & Co.	1,848	214,368
M&T Bank Corp.	1,624	266,742

		1,705,044

Beverages - 0.7%
Molson Coors Brewing Co., Class B(a)	3,864	208,617
Monster Beverage Corp.*	2,128	137,192

		345,809

Biotechnology - 2.7%
AbbVie, Inc.	1,344	89,537
Amgen, Inc.	4,312	804,533
Biogen, Inc.*	1,792	426,174

		1,320,244

Capital Markets - 2.7%
E*TRADE Financial Corp.	952	46,448
Goldman Sachs Group, Inc. (The)	3,192	702,655
Morgan Stanley	11,872	529,016

		1,278,119

Chemicals - 1.2%
Celanese Corp.(a)	1,064	119,349
CF Industries Holdings, Inc.	5,544	274,761
LyondellBasell Industries NV, Class A	2,016	168,719

		562,829

Communications Equipment - 2.2%
Cisco Systems, Inc.	18,704	1,036,202

Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.	3,136	258,751

Consumer Finance - 2.8%
Ally Financial, Inc.	8,568	281,973
American Express Co.	672	83,577
Capital One Financial Corp.	4,256	393,339
Discover Financial Services	3,472	311,577

Investments	Shares	Value ($)
Synchrony Financial	7,840	281,299

		1,351,765

Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	11,200	251,776
Berkshire Hathaway, Inc., Class B*	728	149,553
Voya Financial, Inc.	4,648	261,078

		662,407

Diversified Telecommunication Services - 2.4%
CenturyLink, Inc.(a)	18,424	222,746
Verizon Communications, Inc.	16,968	937,821

		1,160,567

Electric Utilities - 2.4%
Exelon Corp.	8,624	388,598
Pinnacle West Capital Corp.(a)	2,576	234,983
Southern Co. (The)	9,072	509,846

		1,133,427

Electrical Equipment - 0.7%
Eaton Corp. plc	3,864	317,582

Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	2,464	291,146

Energy Equipment & Services - 0.2%
Baker Hughes a GE Co.	2,912	73,936

Entertainment - 1.3%
Activision Blizzard, Inc.	6,608	322,074
Electronic Arts, Inc.*	280	25,900
Liberty Media Corp.-Liberty Formula One, Class C*	504	19,847
Take-Two Interactive Software, Inc.*	168	20,583
Viacom, Inc., Class B	8,176	248,142

		636,546

Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	1,904	402,924
AvalonBay Communities, Inc.	1,400	292,306
Duke Realty Corp.	784	26,131
Equity Residential	1,344	106,028
Essex Property Trust, Inc.	896	270,789
HCP, Inc.	8,008	255,695
Host Hotels & Resorts, Inc.	13,048	226,905
Public Storage	1,456	353,459

		1,934,237

Food & Staples Retailing - 3.3%
Kroger Co. (The)	9,240	195,518
Sysco Corp.	2,800	191,996
Walgreens Boots Alliance, Inc.	7,504	408,893
Walmart, Inc.	7,168	791,204

		1,587,611

Food Products - 0.6%
Archer-Daniels-Midland Co.	6,496	266,856

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Gas Utilities - 0.5%
UGI Corp.	4,648	237,466

Health Care Equipment & Supplies - 1.4%
Medtronic plc	5,488	559,446
Varian Medical Systems, Inc.*	840	98,591

		658,037

Health Care Providers & Services - 3.3%
Anthem, Inc.	672	197,978
Cardinal Health, Inc.	4,704	215,114
Henry Schein, Inc.*	3,416	227,301
Humana, Inc.	1,232	365,596
McKesson Corp.	2,072	287,904
UnitedHealth Group, Inc.	1,176	292,836

		1,586,729

Hotels, Restaurants & Leisure - 1.3%
Hilton Worldwide Holdings, Inc.	3,024	291,967
Yum! Brands, Inc.	2,968	333,960

		625,927

Independent Power and Renewable Electricity Producers - 0.9%
AES Corp.	14,784	248,223
NRG Energy, Inc.	6,104	208,391

		456,614

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	1,680	289,733

Insurance - 2.5%
Aflac, Inc.	7,000	368,480
Allstate Corp. (The)	3,192	342,821
Loews Corp.	392	20,988
Progressive Corp. (The)	5,320	430,813
Torchmark Corp.	168	15,342

		1,178,444

Interactive Media & Services - 2.7%
Alphabet, Inc., Class A*	112	136,439
Alphabet, Inc., Class C*	224	272,536
Facebook, Inc., Class A*	2,016	391,568
IAC/InterActiveCorp*	1,120	267,736
Match Group, Inc.(a)	3,304	248,758

		1,317,037

Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	448	836,317
Booking Holdings, Inc.*	224	422,601
eBay, Inc.	7,784	320,623

		1,579,541

IT Services - 6.5%
Cognizant Technology Solutions Corp., Class A	5,152	335,601
DXC Technology Co.	4,032	224,865
Fidelity National Information Services, Inc.(a)	5,600	746,200
International Business Machines Corp.	5,824	863,350
Mastercard, Inc., Class A	2,408	655,626
VeriSign, Inc.*	1,400	295,526

		3,121,168

Investments	Shares	Value ($)
Life Sciences Tools & Services - 0.5%
Waters Corp.*(a)	1,120	235,827

Machinery - 1.1%
Cummins, Inc.	1,736	284,704
Dover Corp.(a)	2,688	260,333

		545,037

Media - 1.8%
CBS Corp. (Non-Voting), Class B	5,376	276,918
DISH Network Corp., Class A*(a)	784	26,546
Interpublic Group of Cos., Inc. (The)	10,360	237,451
Liberty Broadband Corp., Class C*	224	22,290
Liberty Global plc, Class C*(a)	1,176	30,623
Omnicom Group, Inc.(a)	3,304	265,047

		858,875

Metals & Mining - 0.9%
Nucor Corp.	4,424	240,577
Steel Dynamics, Inc.	6,552	206,454

		447,031

Multiline Retail - 1.2%
Kohl’s Corp.(a)	3,752	202,083
Macy’s, Inc.(a)	9,744	221,481
Nordstrom, Inc.(a)	4,592	152,041

		575,605

Multi-Utilities - 0.6%
DTE Energy Co.	2,128	270,490

Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	8,120	999,653
ConocoPhillips	10,304	608,760
Exxon Mobil Corp.	2,296	170,731
HollyFrontier Corp.	4,256	211,821
Phillips 66	3,920	402,035
Valero Energy Corp.	3,808	324,632

		2,717,632

Personal Products - 0.4%
Herbalife Nutrition Ltd.*	4,368	179,175

Pharmaceuticals - 5.1%
Allergan plc	3,024	485,352
Eli Lilly & Co.	5,824	634,525
Johnson & Johnson	8,792	1,144,894
Mylan NV*	8,064	168,538

		2,433,309

Professional Services - 0.5%
Robert Half International, Inc.(a)	3,808	230,041
Thomson Reuters Corp.	392	26,331

		256,372

Road & Rail - 0.6%
Norfolk Southern Corp.	1,456	278,271

Semiconductors & Semiconductor Equipment - 4.8%
Broadcom, Inc.	2,856	828,211
Intel Corp.	9,912	501,052
Lam Research Corp.(a)	1,512	315,418
NXP Semiconductors NV	1,232	127,376

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Texas Instruments, Inc.	4,256	532,043

		2,304,100

Software - 6.1%
Citrix Systems, Inc.	2,408	226,930
Intuit, Inc.	2,184	605,645
Microsoft Corp.	8,624	1,175,193
Oracle Corp.	15,848	892,242
VMware, Inc., Class A	112	19,543

		2,919,553

Specialty Retail - 3.7%
Advance Auto Parts, Inc.	280	42,179
AutoZone, Inc.*	280	314,451
Best Buy Co., Inc.	3,696	282,855
Home Depot, Inc. (The)	5,040	1,076,998
Lowe’s Cos., Inc.	392	39,749

		1,756,232

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	9,632	2,052,001
Hewlett Packard Enterprise Co.	10,864	156,116
HP, Inc.	14,504	305,164
NetApp, Inc.	448	26,204

		2,539,485

Textiles, Apparel & Luxury Goods - 1.0%
Ralph Lauren Corp.(a)	2,016	210,128
VF Corp.	3,024	264,267

		474,395

Tobacco - 0.1%
Altria Group, Inc.	1,176	55,354

Trading Companies & Distributors - 0.5%
WW Grainger, Inc.	840	244,465

TOTAL COMMON STOCKS (Cost $45,921,026)		47,828,962

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 1.9%

REPURCHASE AGREEMENTS - 1.9%
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $406,493, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $411,295	406,464	406,464

Investments	Principal Amount ($)	Value ($)
NatWest Markets Securities, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $500,035, collateralized by various U.S. Treasury Securities, ranging from 1.25% - 3.00%, maturing 8/31/2019 - 10/31/2025; total market value $506,673	500,000	500,000

		906,464

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $906,464)		906,464

Total Investments - 101.7% (Cost $46,827,490)		48,735,426
Liabilities in excess of other assets - (1.7%)		(794,171)

Net Assets - 100.0%		47,941,255

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $3,443,914, collateralized in the form of cash with a value of $906,464 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,417,632 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 8, 2019 – May 15, 2049 and $264,567 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $3,588,663.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $906,464.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%

Air Freight & Logistics - 0.9%
FedEx Corp.(a)	1,044	178,033
United Parcel Service, Inc., Class B	2,349	280,635

		458,668

Airlines - 0.1%
Alaska Air Group, Inc.	319	20,212
Southwest Airlines Co.	957	49,314

		69,526

Auto Components - 0.0%(b)
Lear Corp.	116	14,706

Automobiles - 0.7%
General Motors Co.	5,365	216,424
Tesla, Inc.*(a)	580	140,134

		356,558

Banks - 7.7%
Bank of America Corp.	35,293	1,082,789
BB&T Corp.	1,653	85,179
Citigroup, Inc.	9,483	674,810
Fifth Third Bancorp	2,697	80,074
JPMorgan Chase & Co.	13,253	1,537,348
KeyCorp	2,030	37,291
PNC Financial Services Group, Inc. (The)	1,102	157,476
US Bancorp(a)	4,959	283,407
Zions Bancorp NA	522	23,527

		3,961,901

Beverages - 2.6%
Brown-Forman Corp., Class B(a)	783	42,916
Coca-Cola Co. (The)	10,498	552,510
Coca-Cola European Partners plc	667	36,872
PepsiCo, Inc.	5,655	722,765

		1,355,063

Biotechnology - 1.6%
AbbVie, Inc.(a)	3,712	247,293
Amgen, Inc.	1,392	259,719
Biogen, Inc.*	145	34,484
Celgene Corp.*	1,943	178,484
Vertex Pharmaceuticals, Inc.*	493	82,144

		802,124

Building Products - 0.3%
Allegion plc	203	21,018
Johnson Controls International plc	2,552	108,307
Lennox International, Inc.(a)	58	14,876

		144,201

Capital Markets - 2.6%
Bank of New York Mellon Corp. (The)	1,189	55,788
BlackRock, Inc.	493	230,566
Goldman Sachs Group, Inc. (The)(a)	1,537	338,340

Investments	Shares	Value ($)
Intercontinental Exchange, Inc.	1,479	129,945
MarketAxess Holdings, Inc.	29	9,774
Morgan Stanley	5,423	241,649
MSCI, Inc.	232	52,719
Nasdaq, Inc.	406	39,126
S&P Global, Inc.	783	191,796
SEI Investments Co.	522	31,106
State Street Corp.	319	18,531

		1,339,340

Chemicals - 1.5%
Air Products & Chemicals, Inc.	638	145,636
Celanese Corp.(a)	464	52,047
Corteva, Inc.	1,218	35,931
Dow, Inc.	1,102	53,381
Eastman Chemical Co.	464	34,962
Ecolab, Inc.	1,102	222,307
International Flavors & Fragrances, Inc.(a)	232	33,406
LyondellBasell Industries NV, Class A	464	38,832
PPG Industries, Inc.	551	64,682
Sherwin-Williams Co. (The)	174	89,269

		770,453

Commercial Services & Supplies - 0.5%
Cintas Corp.	261	67,975
Republic Services, Inc.	754	66,842
Waste Management, Inc.	1,131	132,327

		267,144

Communications Equipment - 1.6%
Arista Networks, Inc.*	29	7,930
Cisco Systems, Inc.	14,674	812,940

		820,870

Construction Materials - 0.1%
Martin Marietta Materials, Inc.(a)	174	43,108

Consumer Finance - 0.4%
Ally Financial, Inc.	1,305	42,948
Capital One Financial Corp.	1,218	112,568
Synchrony Financial	1,363	48,904

		204,420

Containers & Packaging - 0.2%
Ball Corp.	841	60,115
International Paper Co.	232	10,187
Packaging Corp. of America	377	38,066
Westrock Co.	29	1,045

		109,413

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B*	1,798	369,363
Voya Financial, Inc.(a)	667	37,466

		406,829

Diversified Telecommunication Services - 3.8%
AT&T, Inc.	29,899	1,018,061
CenturyLink, Inc.(a)	493	5,960

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Verizon Communications, Inc.	16,936	936,053

		1,960,074

Electric Utilities - 1.6%
Alliant Energy Corp.	957	47,410
American Electric Power Co., Inc.	1,566	137,510
Duke Energy Corp.	1,276	110,655
Edison International	493	36,748
Entergy Corp.	493	52,071
Evergy, Inc.	319	19,296
Eversource Energy	1,189	90,198
Exelon Corp.	2,233	100,619
FirstEnergy Corp.	1,450	63,757
Pinnacle West Capital Corp.	261	23,808
PPL Corp.	2,465	73,038
Xcel Energy, Inc.	1,363	81,248

		836,358

Electrical Equipment - 0.6%
AMETEK, Inc.	667	59,770
Eaton Corp. plc	1,189	97,724
Emerson Electric Co.	1,769	114,773
Rockwell Automation, Inc.	261	41,963

		314,230

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	406	47,973
TE Connectivity Ltd.	899	83,068

		131,041

Energy Equipment & Services - 0.3%
Baker Hughes a GE Co.	1,711	43,442
National Oilwell Varco, Inc.	116	2,763
Schlumberger Ltd.	2,407	96,208

		142,413

Entertainment - 2.9%
Netflix, Inc.*	899	290,368
Spotify Technology SA*	464	71,892
Take-Two Interactive Software, Inc.*	232	28,425
Viacom, Inc., Class B	1,537	46,648
Walt Disney Co. (The)	7,308	1,045,117

		1,482,450

Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc.(a)	174	25,467
American Tower Corp.	522	110,466
Camden Property Trust(a)	116	12,030
Equity LifeStyle Properties, Inc.	319	39,636
Equity Residential	406	32,029
Essex Property Trust, Inc.	87	26,293
Federal Realty Investment Trust	145	19,141
HCP, Inc.	1,972	62,966
Host Hotels & Resorts, Inc.	3,567	62,030
Iron Mountain, Inc.(a)	725	21,322
Public Storage	522	126,721
Sun Communities, Inc.	87	11,555
Ventas, Inc.	1,218	81,959
Vornado Realty Trust	754	48,497
Welltower, Inc.	1,334	110,882
Weyerhaeuser Co.	2,494	63,373

Investments	Shares	Value ($)
WP Carey, Inc.(a)	203	17,568

		871,935

Food & Staples Retailing - 0.5%
Kroger Co. (The)	1,160	24,545
Sysco Corp.	2,030	139,197
Walgreens Boots Alliance, Inc.	1,624	88,492

		252,234

Food Products - 0.7%
Conagra Brands, Inc.	1,073	30,978
General Mills, Inc.	2,204	117,054
Hershey Co. (The)(a)	551	83,609
Hormel Foods Corp.	29	1,189
JM Smucker Co. (The)(a)	348	38,694
Kellogg Co.(a)	870	50,651
McCormick & Co., Inc. (Non-Voting)	261	41,379

		363,554

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	7,163	623,897
Becton Dickinson and Co.	812	205,274
Boston Scientific Corp.*	2,929	124,365
DexCom, Inc.*	116	18,197
Hologic, Inc.*	1,305	66,881
IDEXX Laboratories, Inc.*	203	57,256
Medtronic plc	3,654	372,489
STERIS plc	174	25,902
Varian Medical Systems, Inc.*(a)	435	51,056
Zimmer Biomet Holdings, Inc.	174	23,513

		1,568,830

Health Care Providers & Services - 1.7%
Anthem, Inc.	899	264,854
UnitedHealth Group, Inc.	2,494	621,031

		885,885

Hotels, Restaurants & Leisure - 2.9%
Carnival Corp.	725	34,242
Darden Restaurants, Inc.	377	45,828
Domino’s Pizza, Inc.	145	35,457
Hilton Worldwide Holdings, Inc.	986	95,198
Marriott International, Inc., Class A	754	104,851
McDonald’s Corp.	2,639	556,090
MGM Resorts International	1,392	41,788
Starbucks Corp.	4,843	458,584
Wynn Resorts Ltd.(a)	290	37,720
Yum! Brands, Inc.	928	104,419

		1,514,177

Household Durables - 0.2%
Garmin Ltd.	435	34,187
Lennar Corp., Class A(a)	899	42,765
Newell Brands, Inc.	841	11,934
PulteGroup, Inc.	435	13,707

		102,593

Household Products - 2.5%
Clorox Co. (The)	435	70,731
Colgate-Palmolive Co.	1,769	126,908
Kimberly-Clark Corp.	667	90,479
Procter & Gamble Co. (The)	8,381	989,293

		1,277,411

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	2,842	47,717
NRG Energy, Inc.	725	24,752

		72,469

Industrial Conglomerates - 1.6%
3M Co.	2,378	415,484
General Electric Co.	35,612	372,146
Roper Technologies, Inc.(a)	145	52,729

		840,359

Insurance - 2.0%
Aflac, Inc.	2,204	116,019
Allstate Corp. (The)	1,044	112,126
American International Group, Inc.	1,943	108,789
Aon plc	609	115,253
Hartford Financial Services Group, Inc. (The)	1,160	66,851
Lincoln National Corp.	580	37,897
Loews Corp.	667	35,711
Principal Financial Group, Inc.	1,160	67,326
Progressive Corp. (The)	1,827	147,950
Reinsurance Group of America, Inc.	377	58,782
Torchmark Corp.	261	23,834
Travelers Cos., Inc. (The)(a)	493	72,284
Willis Towers Watson plc	319	62,275

		1,025,097

Interactive Media & Services - 7.0%
Alphabet, Inc., Class C*	1,345	1,636,435
Facebook, Inc., Class A*	9,802	1,903,842
Twitter, Inc.*	1,624	68,711

		3,608,988

Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc.*	1,334	2,490,285
eBay, Inc.	2,407	99,144
Expedia Group, Inc.	116	15,398

		2,604,827

IT Services - 5.0%
Accenture plc, Class A	2,697	519,388
Akamai Technologies, Inc.*	638	56,227
Amdocs Ltd.	609	38,970
DXC Technology Co.	87	4,852
EPAM Systems, Inc.*	87	16,860
Gartner, Inc.*	232	32,324
International Business Machines Corp.	3,654	541,669
Leidos Holdings, Inc.	319	26,190
Mastercard, Inc., Class A	2,958	805,375
PayPal Holdings, Inc.*	4,002	441,821
VeriSign, Inc.*	232	48,973
Western Union Co. (The)	1,827	38,367

		2,571,016

Leisure Products - 0.1%
Hasbro, Inc.(a)	406	49,191

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,189	82,529
Mettler-Toledo International, Inc.*(a)	87	65,837

Investments	Shares	Value ($)
Waters Corp.*(a)	116	24,425

		172,791

Machinery - 1.7%
Caterpillar, Inc.	1,943	255,835
Cummins, Inc.	464	76,096
Deere & Co.	928	153,723
Dover Corp.(a)	290	28,086
IDEX Corp.	203	34,149
Ingersoll-Rand plc	783	96,826
PACCAR, Inc.	1,363	95,601
Parker-Hannifin Corp.	116	20,309
Stanley Black & Decker, Inc.	377	55,641
Xylem, Inc.	464	37,255

		853,521

Media - 1.1%
CBS Corp. (Non-Voting), Class B	1,218	62,739
Comcast Corp., Class A	9,802	423,152
Fox Corp., Class A	609	22,728
Interpublic Group of Cos., Inc. (The)	1,305	29,911
Liberty Broadband Corp., Class C*	174	17,315
Liberty Global plc, Class C*(a)	1,102	28,696

		584,541

Metals & Mining - 0.2%
Newmont Goldcorp Corp.	3,306	120,735

Multiline Retail - 0.6%
Dollar General Corp.(a)	899	120,484
Kohl’s Corp.	174	9,372
Target Corp.	2,088	180,403

		310,259

Multi-Utilities - 1.0%
Ameren Corp.	841	63,655
CMS Energy Corp.	986	57,405
Consolidated Edison, Inc.	580	49,277
DTE Energy Co.	522	66,351
NiSource, Inc.(a)	1,624	48,217
Public Service Enterprise Group, Inc.	928	53,035
Sempra Energy	957	129,607
WEC Energy Group, Inc.(a)	725	61,958

		529,505

Oil, Gas & Consumable Fuels - 5.9%
Chevron Corp.	7,859	967,521
ConocoPhillips	4,785	282,698
Devon Energy Corp.(a)	2,030	54,810
Exxon Mobil Corp.	17,400	1,293,864
Hess Corp.	1,160	75,214
Marathon Oil Corp.	667	9,385
ONEOK, Inc.(a)	754	52,840
Phillips 66	1,682	172,506
Valero Energy Corp.	812	69,223
Williams Cos., Inc. (The)	2,726	67,169

		3,045,230

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	870	160,245

Pharmaceuticals - 1.7%
Allergan plc	232	37,236
Eli Lilly & Co.	2,088	227,487
Merck & Co., Inc.	7,308	606,491

		871,214

Professional Services - 0.2%
Robert Half International, Inc.	435	26,278
Verisk Analytics, Inc.	348	52,799

		79,077

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	1,189	63,029

Road & Rail - 0.4%
Kansas City Southern	203	25,119
Lyft, Inc., Class A*(a)	290	17,652
Norfolk Southern Corp.	754	144,105

		186,876

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc.*(a)	2,117	64,463
Intel Corp.	18,154	917,685
Lam Research Corp.(a)	203	42,348
Maxim Integrated Products, Inc.	522	30,897
Microchip Technology, Inc.(a)	580	54,763
ON Semiconductor Corp.*(a)	1,827	39,299
QUALCOMM, Inc.	2,813	205,799
Skyworks Solutions, Inc.	319	27,204
Teradyne, Inc.	493	27,475
Texas Instruments, Inc.	3,654	456,786
Xilinx, Inc.	580	66,242

		1,932,961

Software - 7.7%
Adobe, Inc.*	1,305	390,012
ANSYS, Inc.*	174	35,343
Autodesk, Inc.*	928	144,926
Intuit, Inc.	1,044	289,512
Microsoft Corp.	18,879	2,572,641
Oracle Corp.(a)	6,844	385,317
Paycom Software, Inc.*	29	6,982
Splunk, Inc.*(a)	551	74,556
Symantec Corp.	1,595	34,388
Tableau Software, Inc., Class A*	87	14,749
Tyler Technologies, Inc.*	58	13,534
Zendesk, Inc.*(a)	145	12,116

		3,974,076

Specialty Retail - 1.4%
Advance Auto Parts, Inc.	116	17,474
AutoZone, Inc.*	58	65,136
Best Buy Co., Inc.	667	51,046
Burlington Stores, Inc.*(a)	290	52,418
Lowe’s Cos., Inc.	1,885	191,139
Tiffany & Co.	319	29,960
TJX Cos., Inc. (The)	4,031	219,931

Investments	Shares	Value ($)
Ulta Beauty, Inc.*	203	70,898

		698,002

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	12,847	2,736,925
Hewlett Packard Enterprise Co.	3,886	55,842
HP, Inc.	6,206	130,574
NetApp, Inc.	957	55,975
Seagate Technology plc	609	28,203

		3,007,519

Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	290	25,787
Tapestry, Inc.(a)	174	5,382
VF Corp.	1,073	93,769

		124,938

Tobacco - 0.8%
Altria Group, Inc.	4,002	188,374
Philip Morris International, Inc.	2,842	237,620

		425,994

Trading Companies & Distributors - 0.3%
Fastenal Co.(a)	2,146	66,097
HD Supply Holdings, Inc.*	957	38,768
United Rentals, Inc.*(a)	319	40,369

		145,234

Water Utilities - 0.1%
American Water Works Co., Inc.	667	76,558

TOTAL COMMON STOCKS (Cost $43,630,677)		50,961,761

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

REPURCHASE AGREEMENTS - 0.0%(b)
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $14,327, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $14,497	14,326	14,326

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
NatWest Markets Securities, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $10,001, collateralized by various U.S. Treasury Securities, ranging from 1.25% - 3.00%, maturing 8/31/2019 - 10/31/2025; total market value $10,133	10,000	10,000

		24,326

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $24,326)		24,326

Total Investments - 98.6% (Cost $43,655,003)		50,986,087
Other Assets Less Liabilities - 1.4%		740,481

Net Assets - 100.0%		51,726,568

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $2,662,639, collateralized in the form of cash with a value of $24,326 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,682,066 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 8, 2019 – May 15, 2049 and $119,194 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $2,825,586.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $24,326.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® STOXX® US ESG Impact Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	5	09/20/2019	USD	$745,575	$9,897

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Aerospace & Defense - 0.0%(a)
Cobham plc*	2,635	5,333
Saab AB, Class B	323	10,266

		15,599

Air Freight & Logistics - 0.4%
Bollore SA	4,380	18,980
Deutsche Post AG (Registered)	1,275	41,892
FedEx Corp.	884	150,749
SG Holdings Co. Ltd.	1,100	29,249
United Parcel Service, Inc., Class B	1,122	134,045

		374,915

Airlines - 0.1%
Air France-KLM*	850	8,919
Alaska Air Group, Inc.	612	38,776
Deutsche Lufthansa AG (Registered)	119	1,905
easyJet plc	68	803
International Consolidated Airlines Group SA, DI	374	1,943
Qantas Airways Ltd.	2,142	8,430
Singapore Airlines Ltd.	1,700	12,012

		72,788

Auto Components - 0.4%
Bridgestone Corp.	3,100	117,062
Cie Generale des Etablissements Michelin SCA	612	68,447
Continental AG	374	52,151
Hella GmbH & Co. KGaA	238	11,421
Nokian Renkaat OYJ	51	1,475
Pirelli & C SpA(b)(c)	2,040	12,138
Valeo SA	1,224	38,703

		301,397

Automobiles - 1.8%
Bayerische Motoren Werke AG	527	39,213
Daimler AG (Registered)	1,887	98,526
Ferrari NV	340	55,137
Fiat Chrysler Automobiles NV	1,751	23,465
Ford Motor Co.	7,786	74,201
General Motors Co.	4,658	187,904
Honda Motor Co. Ltd.	8,100	202,211
Nissan Motor Co. Ltd.	3,400	22,258
Peugeot SA	1,904	45,281
Renault SA	731	41,134
Tesla, Inc.*	510	123,221
Toyota Motor Corp.	9,700	627,518

		1,540,069

Banks - 9.9%
ABN AMRO Bank NV, CVA(c)	2,040	40,793
Australia & New Zealand Banking Group Ltd.	7,293	140,295
Banco Bilbao Vizcaya Argentaria SA	20,247	103,686

Investments	Shares	Value ($)
Banco Santander SA	40,681	174,972
Bank of America Corp.	43,962	1,348,754
Bank of Ireland Group plc	170	757
Bank of Montreal(b)	1,292	97,209
Bank of Nova Scotia (The)	4,522	242,638
Bank Polska Kasa Opieki SA	357	9,567
Bankia SA	5,185	10,348
Bankinter SA	187	1,222
Barclays plc	43,384	81,850
BNP Paribas SA	2,346	110,176
Citigroup, Inc.	11,118	791,157
Commerzbank AG	4,046	27,763
Commonwealth Bank of Australia	7,463	423,341
DBS Group Holdings Ltd.	5,100	98,419
DNB ASA	2,329	42,099
Erste Group Bank AG*	1,037	37,455
Fifth Third Bancorp	1,343	39,874
Hang Seng Bank Ltd.	2,000	47,752
HSBC Holdings plc	58,140	467,501
Intesa Sanpaolo SpA	43,554	95,066
JPMorgan Chase & Co.	14,076	1,632,816
KBC Group NV	986	63,980
KeyCorp	4,284	78,697
Lloyds Banking Group plc	209,066	136,520
Mediobanca Banca di Credito Finanziario SpA	1,870	18,851
Mitsubishi UFJ Financial Group, Inc.	34,000	164,152
Mizuho Financial Group, Inc.	187,000	265,925
National Australia Bank Ltd.	7,276	142,977
Nordea Bank Abp	3,825	24,721
Royal Bank of Canada	3,417	271,195
Royal Bank of Scotland Group plc	1,326	3,523
Skandinaviska Enskilda Banken AB, Class A	4,318	40,987
Societe Generale SA	1,207	29,841
Standard Chartered plc	10,285	85,233
Sumitomo Mitsui Trust Holdings, Inc.	1,700	58,465
Svenska Handelsbanken AB, Class A	4,811	43,731
Swedbank AB, Class A	680	9,371
Toronto-Dominion Bank (The)	4,131	242,704
UniCredit SpA	7,837	92,981
Unione di Banche Italiane SpA(b)	5,304	13,730
US Bancorp	4,216	240,944
Westpac Banking Corp.	13,090	258,488
Zions Bancorp NA	1,037	46,738

		8,399,264

Beverages - 2.5%
Anheuser-Busch InBev SA/NV	1,547	156,862
Brown-Forman Corp., Class B	986	54,043
Carlsberg A/S, Class B	204	28,033
Coca-Cola Amatil Ltd.	2,023	14,808
Coca-Cola Bottlers Japan Holdings, Inc.(b)	1,200	29,764

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Coca-Cola Co. (The)	10,489	552,036
Coca-Cola European Partners plc	646	35,711
Coca-Cola HBC AG, DI*	646	22,433
Diageo plc	5,627	237,256
Heineken Holding NV	238	24,299
Heineken NV	765	82,722
PepsiCo, Inc.	5,185	662,695
Pernod Ricard SA	561	99,345
Remy Cointreau SA*(b)	34	5,069
Royal Unibrew A/S	68	5,104
Suntory Beverage & Food Ltd.	400	15,970
Thai Beverage PCL	30,600	18,670
Treasury Wine Estates Ltd.	2,839	34,635

		2,079,455

Biotechnology - 1.6%
AbbVie, Inc.	5,117	340,894
Amgen, Inc.	2,091	390,139
Biogen, Inc.*	459	109,159
Celgene Corp.*	1,785	163,970
CSL Ltd.	1,309	207,170
Vertex Pharmaceuticals, Inc.*	629	104,804

		1,316,136

Building Products - 0.5%
Assa Abloy AB, Class B	3,400	79,000
Cie de Saint-Gobain	289	11,183
Daikin Industries Ltd.	1,700	212,706
Geberit AG (Registered)	136	63,123
LIXIL Group Corp.	3,400	59,185
Rockwool International A/S, Class B	34	8,370

		433,567

Capital Markets - 2.1%
3i Group plc	2,431	33,115
BlackRock, Inc.	595	278,270
Credit Suisse Group AG (Registered)*	12,835	155,965
Deutsche Bank AG (Registered)	136	1,066
Deutsche Boerse AG	493	69,327
Goldman Sachs Group, Inc. (The)	1,581	348,026
Hong Kong Exchanges & Clearing Ltd.	2,527	85,741
Investec plc	4,080	23,490
Julius Baer Group Ltd.*	918	39,539
Jupiter Fund Management plc	1,938	8,870
London Stock Exchange Group plc	1,275	103,443
Macquarie Group Ltd.	1,411	125,252
Morgan Stanley	5,593	249,224
Natixis SA	68	276
S&P Global, Inc.	561	137,417
Schroders plc	85	3,094
St James’s Place plc	1,258	15,157
UBS Group AG (Registered)*	10,795	120,980

		1,798,252

Chemicals - 2.0%
Air Liquide SA	918	127,763
Air Products & Chemicals, Inc.	544	124,179
Akzo Nobel NV	975	92,761
Arkema SA	17	1,546

Investments	Shares	Value ($)
BASF SE	1,989	134,047
Celanese Corp.	340	38,138
Chr Hansen Holding A/S	238	20,952
Clariant AG (Registered)*	731	13,461
Corteva, Inc.	1,802	53,159
Croda International plc	364	20,894
Dow, Inc.	1,411	68,349
DuPont de Nemours, Inc.	1,948	140,568
Ecolab, Inc.	816	164,612
FUCHS PETROLUB SE (Preference)	289	11,243
Givaudan SA (Registered)	17	45,436
Hexpol AB	1,190	9,148
Johnson Matthey plc	765	30,115
Koninklijke DSM NV	914	114,791
Linde plc	527	101,950
Mitsubishi Chemical Holdings Corp.	6,800	48,638
Mitsui Chemicals, Inc.	1,800	41,579
Novozymes A/S, Class B	629	29,384
Nutrien Ltd.	1,479	81,499
Orica Ltd.	952	14,317
Sika AG (Registered)	255	37,091
Sumitomo Chemical Co. Ltd.	8,500	39,143
Symrise AG	187	17,414
Yara International ASA	612	29,031

		1,651,208

Commercial Services & Supplies - 0.4%
Brambles Ltd.	7,582	68,564
Cintas Corp.	204	53,130
Downer EDI Ltd.	850	4,230
Edenred	918	46,444
Elis SA(b)	952	17,786
ISS A/S(b)	51	1,440
Rentokil Initial plc	7,888	42,014
Republic Services, Inc.	476	42,197
Securitas AB, Class B	1,683	26,316
SPIE SA	561	10,487
Tomra Systems ASA	306	9,122

		321,730

Communications Equipment - 1.2%
Arista Networks, Inc.*	102	27,892
Cisco Systems, Inc.	15,555	861,747
Nokia OYJ	11,764	63,912
Telefonaktiebolaget LM Ericsson, Class B	8,925	79,173

		1,032,724

Construction & Engineering - 0.4%
Balfour Beatty plc	697	1,758
Bouygues SA	1,054	37,999
Eiffage SA	221	21,988
Ferrovial SA	929	24,359
HOCHTIEF AG	17	1,946
Kajima Corp.	3,400	44,091
Skanska AB, Class B	1,870	35,234
Taisei Corp.	1,400	48,611
Vinci SA	1,020	105,890

		321,876

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Construction Materials - 0.1%
Boral Ltd.	1,377	4,897
CRH plc	1,139	38,045
LafargeHolcim Ltd. (Registered)*(b)	1,451	71,744
Wienerberger AG	323	7,444

		122,130

Containers & Packaging - 0.1%
Amcor plc, CHDI	2,703	28,933
DS Smith plc	4,879	21,310
Huhtamaki OYJ	289	11,056
Orora Ltd.	4,318	10,059
Smurfit Kappa Group plc	595	18,894

		90,252

Diversified Financial Services - 0.2%
Eurazeo SE	91	6,145
EXOR NV	425	29,792
Kinnevik AB, Class B	782	20,118
L E Lundbergforetagen AB, Class B	561	20,971
Voya Financial, Inc.	952	53,474
Wendel SA	34	4,732

		135,232

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	25,823	879,273
BCE, Inc.	1,411	64,084
BT Group plc	15,436	36,512
CenturyLink, Inc.	2,737	33,090
Deutsche Telekom AG (Registered)	9,367	155,187
Elisa OYJ	459	21,710
Inmarsat plc	1,156	8,105
Koninklijke KPN NV	15,657	44,993
Orange SA	6,647	99,355
PCCW Ltd.	17,000	9,708
Proximus SADP	663	19,053
Singapore Telecommunications Ltd.	27,200	66,184
Spark New Zealand Ltd.	8,024	21,078
Swisscom AG (Registered)(b)	102	49,712
Telecom Italia SpA*	34,765	19,764
Telenor ASA	2,176	44,623
Telia Co. AB	9,129	41,062
Telstra Corp. Ltd.	52,853	144,623
TELUS Corp.	1,020	36,849
Verizon Communications, Inc.	14,620	808,047

		2,603,012

Electric Utilities - 0.8%
Alliant Energy Corp.	1,003	49,689
CK Infrastructure Holdings Ltd.	1,500	11,660
CLP Holdings Ltd.	5,000	54,453
Contact Energy Ltd.	2,618	13,460
EDP - Energias de Portugal SA	5,253	19,423
Electricite de France SA	2,101	26,235
Endesa SA	442	10,999
Enel SpA	12,733	87,883
Eversource Energy	1,003	76,087
Fortis, Inc.	1,113	44,091
Fortum OYJ	1,530	35,433

Investments	Shares	Value ($)
Iberdrola SA	17,412	166,143
Iberdrola SA, Placement Shares*(d)	381	3,635
Orsted A/S(c)	493	45,296
Red Electrica Corp. SA	663	12,623
Spark Infrastructure Group	5,474	8,942
Terna Rete Elettrica Nazionale SpA	5,831	35,733

		701,785

Electrical Equipment - 0.6%
ABB Ltd. (Registered)	7,837	148,863
Legrand SA	646	45,932
Mitsubishi Electric Corp.	8,500	112,146
Prysmian SpA	1,071	22,263
Rockwell Automation, Inc.	408	65,598
Schneider Electric SE	1,071	93,107
Siemens Gamesa Renewable Energy SA	527	7,437
Signify NV(c)	187	5,112
Vestas Wind Systems A/S	561	46,408

		546,866

Electronic Equipment, Instruments & Components - 0.9%
AAC Technologies Holdings, Inc.(b)	2,000	10,922
Electrocomponents plc	3,587	26,730
Halma plc	1,088	26,511
Hexagon AB, Class B	901	44,143
Hitachi Ltd.	6,900	247,339
Ingenico Group SA	102	9,767
Murata Manufacturing Co. Ltd.	3,400	151,657
Omron Corp.	1,700	82,045
Shimadzu Corp.	1,700	41,304
Spectris plc	850	26,498
TE Connectivity Ltd.	629	58,120

		725,036

Energy Equipment & Services - 0.2%
John Wood Group plc	68	442
Saipem SpA*	3,213	16,070
Schlumberger Ltd.	2,686	107,359
Tenaris SA(b)	714	9,051
TGS NOPEC Geophysical Co. ASA	374	9,160
WorleyParsons Ltd.	1,571	17,487

		159,569

Entertainment - 1.9%
Netflix, Inc.*	765	247,087
Spotify Technology SA*	442	68,484
Take-Two Interactive Software, Inc.*	340	41,657
Ubisoft Entertainment SA*	374	31,131
Viacom, Inc., Class B	1,700	51,595
Vivendi SA	2,652	74,350
Walt Disney Co. (The)	7,905	1,130,494

		1,644,798

Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc.	357	52,251
British Land Co. plc (The)	3,570	22,206
Cofinimmo SA	68	9,040
Covivio	124	12,750

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Derwent London plc(b)	476	17,019
Dexus	1,938	17,525
Equity LifeStyle Properties, Inc.	493	61,255
Gecina SA	323	49,844
GPT Group (The)	3,570	15,280
Great Portland Estates plc	3,893	31,547
Hammerson plc	221	580
HCP, Inc.	442	14,113
Host Hotels & Resorts, Inc.	3,043	52,918
ICADE	153	13,373
Klepierre SA	816	25,294
Land Securities Group plc	3,638	35,467
Link REIT	4,500	52,543
Mapletree Commercial Trust	3,400	5,143
Merlin Properties Socimi SA	2,465	33,895
Mirvac Group	9,945	22,072
Public Storage	408	99,046
Stockland	11,339	35,716
Suntec REIT	6,800	9,490
Unibail-Rodamco-Westfield	476	64,127
Ventas, Inc.	612	41,181
Vicinity Centres	13,991	25,169
Vornado Realty Trust	884	56,859
Welltower, Inc.	748	62,174

		937,877

Food & Staples Retailing - 1.4%
Carrefour SA(b)	2,048	39,688
Casino Guichard Perrachon SA(b)	170	6,322
Colruyt SA	85	4,464
J Sainsbury plc	6,069	14,613
Jeronimo Martins SGPS SA	731	11,887
Kesko OYJ, Class B	187	11,418
Koninklijke Ahold Delhaize NV	4,675	106,471
Loblaw Cos. Ltd.	799	41,667
Metro, Inc.	289	11,361
Sysco Corp.	2,499	171,357
Tesco plc	30,243	82,690
Walgreens Boots Alliance, Inc.	2,006	109,307
Walmart, Inc.	4,097	452,227
Woolworths Group Ltd.	4,284	105,177

		1,168,649

Food Products - 1.9%
AAK AB	408	8,417
Ajinomoto Co., Inc.	1,700	30,641
Conagra Brands, Inc.	1,309	37,791
Danone SA	2,091	182,525
General Mills, Inc.	2,312	122,790
Hershey Co. (The)	544	82,547
JM Smucker Co. (The)	323	35,914
Kellogg Co.	816	47,508
Kerry Group plc, Class A	323	37,905
Mowi ASA	1,513	36,712
Nestle SA (Registered)	8,738	932,936
Nichirei Corp.	1,700	39,644
Salmar ASA	119	5,549
Tate & Lyle plc	1,258	11,636
Vitasoy International Holdings Ltd.	2,000	9,466

		1,621,981

Investments	Shares	Value ($)
Gas Utilities - 0.1%
APA Group	663	5,045
Enagas SA	578	12,662
Italgas SpA	357	2,273
Rubis SCA	316	17,908
Snam SpA	7,735	38,229

		76,117

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	7,174	624,855
Alcon, Inc.*	867	50,794
Ansell Ltd.	1,139	21,903
Becton Dickinson and Co.	816	206,285
Boston Scientific Corp.*	3,553	150,860
Cochlear Ltd.	221	33,565
Coloplast A/S, Class B	289	33,965
DexCom, Inc.*	170	26,668
Edwards Lifesciences Corp.*	544	115,790
Fisher & Paykel Healthcare Corp. Ltd.	1,156	12,589
Getinge AB, Class B	527	7,809
Hologic, Inc.*	595	30,494
IDEXX Laboratories, Inc.*	238	67,128
Koninklijke Philips NV	2,450	115,892
Medtronic plc	4,454	454,041
Sartorius AG (Preference)	187	38,601
Sonova Holding AG (Registered)	255	59,113
Straumann Holding AG (Registered)	51	41,882
Sysmex Corp.	1,000	73,166
Varian Medical Systems, Inc.*	221	25,939
Zimmer Biomet Holdings, Inc.	578	78,105

		2,269,444

Health Care Providers & Services - 1.5%
Anthem, Inc.	867	255,427
Fresenius Medical Care AG & Co. KGaA	323	22,620
Fresenius SE & Co. KGaA	1,428	72,406
NMC Health plc	238	7,210
Orpea	119	15,011
Ramsay Health Care Ltd.	255	12,792
Ryman Healthcare Ltd.	340	2,895
Sonic Healthcare Ltd.	2,227	43,040
UnitedHealth Group, Inc.	3,213	800,069

		1,231,470

Hotels, Restaurants & Leisure - 2.7%
Accor SA	1,020	45,767
Aristocrat Leisure Ltd.	816	17,239
Carnival Corp.	1,683	79,488
Carnival plc	136	6,167
Compass Group plc	4,760	121,405
Darden Restaurants, Inc.	187	22,732
Domino’s Pizza Enterprises Ltd.(b)	255	6,779
Domino’s Pizza, Inc.	119	29,099
Flight Centre Travel Group Ltd.(b)	204	6,481
Genting Singapore Ltd.	11,900	8,000
GVC Holdings plc	1,207	8,743
Hilton Worldwide Holdings, Inc.	884	85,350
InterContinental Hotels Group plc	516	36,134

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Marriott International, Inc., Class A	714	99,289
McDonald’s Corp.	2,788	587,487
Merlin Entertainments plc(c)	4,539	25,093
MGM Resorts International	1,292	38,786
Oriental Land Co. Ltd.	900	119,696
Sands China Ltd.	6,800	33,097
Shangri-La Asia Ltd.	2,000	2,445
Sodexo SA	323	37,276
SSP Group plc	1,229	10,624
Starbucks Corp.	6,358	602,039
Tabcorp Holdings Ltd.	4,794	14,836
TUI AG, DI	2,193	21,954
Whitbread plc	833	46,133
Wynn Resorts Ltd.	238	30,957
Yum! Brands, Inc.	918	103,293

		2,246,389

Household Durables - 0.9%
Barratt Developments plc	3,298	26,055
Berkeley Group Holdings plc	493	23,410
Garmin Ltd.	425	33,401
Husqvarna AB, Class B	1,921	17,189
Lennar Corp., Class A	425	20,217
Panasonic Corp.	10,200	86,870
Persimmon plc	68	1,673
SEB SA	102	16,467
Sony Corp.	9,000	511,444
Taylor Wimpey plc	1,275	2,526

		739,252

Household Products - 1.3%
Clorox Co. (The)	272	44,227
Essity AB, Class B	2,057	61,754
Henkel AG & Co. KGaA (Preference)	459	47,651
Procter & Gamble Co. (The)	6,698	790,632
Reckitt Benckiser Group plc	2,142	167,123

		1,111,387

Industrial Conglomerates - 1.4%
3M Co.	2,482	433,655
CK Hutchison Holdings Ltd.	8,500	79,974
General Electric Co.	37,179	388,520
Rheinmetall AG	136	15,657
Roper Technologies, Inc.	170	61,820
Siemens AG (Registered)	1,887	207,977
Smiths Group plc	238	4,785

		1,192,388

Insurance - 2.3%
Admiral Group plc	493	13,081
Aegon NV(b)	3,232	16,111
Aflac, Inc.	2,618	137,812
AIA Group Ltd.	27,200	281,107
ASR Nederland NV	119	4,509
Assicurazioni Generali SpA	4,505	84,467
Aviva plc	16,558	82,335
AXA SA	6,562	167,310
CNP Assurances	782	16,282
Direct Line Insurance Group plc	4,879	19,261
Fairfax Financial Holdings Ltd.	85	39,579

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	1,445	83,275
Hiscox Ltd.	357	7,431
Insurance Australia Group Ltd.	8,262	49,144
Legal & General Group plc	22,729	72,860
Manulife Financial Corp.	3,281	59,716
Mapfre SA	2,210	6,134
Medibank Pvt Ltd.	7,497	18,654
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	374	90,694
Phoenix Group Holdings plc	1,989	16,941
Poste Italiane SpA(c)	2,142	23,038
Power Corp. of Canada	374	7,969
Principal Financial Group, Inc.	663	38,481
Prudential plc	8,245	171,423
Sampo OYJ, Class A	850	35,651
Storebrand ASA	3,927	26,820
Suncorp Group Ltd.	646	6,015
Swiss Life Holding AG (Registered)	136	66,145
Swiss Re AG	1,054	102,802
Tryg A/S	289	8,886
Unum Group	323	10,320
Zurich Insurance Group AG	425	148,750

		1,913,003

Interactive Media & Services - 4.5%
Alphabet, Inc., Class C*	1,411	1,716,735
carsales.com Ltd.	748	7,615
Facebook, Inc., Class A*	10,217	1,984,448
Scout24 AG(c)	85	4,756
Yahoo Japan Corp.	22,100	65,338

		3,778,892

Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc.*	2,108	3,935,172
eBay, Inc.	2,312	95,231
Wayfair, Inc., Class A*	136	17,838
Zalando SE*(c)	34	1,578

		4,049,819

IT Services - 3.1%
Accenture plc, Class A	2,584	497,627
Akamai Technologies, Inc.*	408	35,957
Alten SA	51	6,365
Altran Technologies SA	476	7,584
Amadeus IT Group SA	1,139	90,496
Amdocs Ltd.	323	20,669
Atos SE	58	4,718
Capgemini SE	442	56,717
Computershare Ltd.	612	6,682
DXC Technology Co.	51	2,844
Fujitsu Ltd.	1,700	133,761
International Business Machines Corp.	4,539	672,861
Link Administration Holdings Ltd.	442	1,551
Mastercard, Inc., Class A	2,431	661,888
Nomura Research Institute Ltd.	2,800	50,004
PayPal Holdings, Inc.*	2,924	322,810
Sopra Steria Group	34	4,414

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Wirecard AG	255	43,042

		2,619,990

Leisure Products - 0.2%
Bandai Namco Holdings, Inc.(b)	800	43,472
Hasbro, Inc.	527	63,852
Yamaha Corp.	900	42,772

		150,096

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	935	64,898
Eurofins Scientific SE(b)	34	14,612
Evotec SE*	306	8,770
Lonza Group AG (Registered)*	119	41,025
Mettler-Toledo International, Inc.*	51	38,594
Thermo Fisher Scientific, Inc.	1,139	316,278
Waters Corp.*	68	14,318
Wuxi Biologics Cayman, Inc.*(b)(c)	500	5,388

		503,883

Machinery - 1.1%
Alfa Laval AB	1,173	22,144
Alstom SA	510	22,168
Atlas Copco AB, Class A	2,006	62,105
CNH Industrial NV	3,196	32,645
Deere & Co.	680	112,642
Dover Corp.	357	34,575
GEA Group AG	442	11,147
IHI Corp.	1,700	40,803
IMI plc	918	11,752
Ingersoll-Rand plc	663	81,987
Kawasaki Heavy Industries Ltd.	1,700	37,265
KION Group AG	221	11,961
Komatsu Ltd.	3,400	76,580
Kone OYJ, Class B	1,275	73,251
Konecranes OYJ	255	7,552
Metso OYJ	272	10,572
PACCAR, Inc.	748	52,465
Parker-Hannifin Corp.	374	65,480
Rotork plc	3,604	13,614
Sandvik AB	3,961	61,584
Schindler Holding AG	170	39,529
SKF AB, Class B	1,292	21,401
Trelleborg AB, Class B	85	1,183
Valmet OYJ	272	5,333
Volvo AB, Class B	1,207	18,149
Wartsila OYJ Abp	1,207	15,300

		943,187

Marine - 0.0%(a)
AP Moller - Maersk A/S, Class B	17	19,234
Kuehne + Nagel International AG (Registered)	153	22,680

		41,914

Media - 1.2%
CBS Corp. (Non-Voting), Class B	1,207	62,172
Comcast Corp., Class A	16,167	697,929
Dentsu, Inc.	1,000	33,341
Eutelsat Communications SA	578	11,146
ITV plc	476	647
JCDecaux SA	85	2,472

Investments	Shares	Value ($)
Lagardere SCA	663	15,133
Liberty Global plc, Class C*	1,445	37,628
Pearson plc	3,927	41,891
Publicis Groupe SA(b)	531	26,433
SES SA, FDR	1,360	22,653
Singapore Press Holdings Ltd.	15,300	24,707
Telenet Group Holding NV	221	10,950

		987,102

Metals & Mining - 1.5%
Agnico Eagle Mines Ltd.	409	21,475
Alumina Ltd.	8,126	13,106
Anglo American plc	1,955	48,810
ArcelorMittal(b)	85	1,374
BHP Group Ltd.	11,594	325,720
BHP Group plc	7,735	187,926
BlueScope Steel Ltd.	2,159	19,479
Boliden AB*	816	18,718
Evraz plc	850	6,775
Glencore plc*	31,025	101,220
Newmont Goldcorp Corp.	1,895	69,248
Norsk Hydro ASA	238	824
Northern Star Resources Ltd.	1,530	13,720
OZ Minerals Ltd.	2,465	17,483
Rio Tinto Ltd.	1,394	95,024
Rio Tinto plc	4,012	230,789
South32 Ltd.	22,831	49,412
Sumitomo Metal Mining Co. Ltd.	1,700	48,773
Teck Resources Ltd., Class B	459	9,438

		1,279,314

Multiline Retail - 0.7%
Dollar General Corp.	1,003	134,422
Kohl’s Corp.	510	27,468
Marks & Spencer Group plc(b)	9,503	24,191
Marui Group Co. Ltd.	1,700	36,983
Next plc	442	32,819
Target Corp.	2,142	185,069
Wesfarmers Ltd.	5,406	146,025

		586,977

Multi-Utilities - 0.2%
A2A SpA	9,350	16,448
AGL Energy Ltd.	2,312	33,417
Engie SA	4,097	63,497
Hera SpA	3,927	14,735
Suez	1,139	16,841
Veolia Environnement SA	2,040	51,900

		196,838

Oil, Gas & Consumable Fuels - 3.1%
Aker BP ASA	68	1,951
BP plc	35,615	237,973
Caltex Australia Ltd.	663	12,320
Canadian Natural Resources Ltd.	1,207	30,728
Chevron Corp.	3,179	391,367
ConocoPhillips	3,927	232,007
Eni SpA	8,602	136,038
Equinor ASA	4,080	73,820
Galp Energia SGPS SA	799	12,530
Hess Corp.	663	42,989
JXTG Holdings, Inc.	15,300	72,530

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Koninklijke Vopak NV	323	16,039
Lundin Petroleum AB	323	10,290
Neste OYJ	1,326	44,276
Oil Search Ltd.	6,885	33,740
OMV AG	476	24,013
Phillips 66	901	92,407
Polski Koncern Naftowy ORLEN SA	731	18,489
Royal Dutch Shell plc, Class A	15,606	494,774
Santos Ltd.	1,751	8,726
Suncor Energy, Inc.	3,009	86,777
TC Energy Corp.	1,339	65,892
TOTAL SA	7,747	405,701
Woodside Petroleum Ltd.	3,672	87,823

		2,633,200

Paper & Forest Products - 0.1%
Mondi plc	2,091	46,175
Stora Enso OYJ, Class R	714	8,296
Svenska Cellulosa AB SCA, Class B	2,567	21,487
UPM-Kymmene OYJ	1,037	28,230

		104,188

Personal Products - 1.4%
Beiersdorf AG	289	33,786
Estee Lauder Cos., Inc. (The), Class A	782	144,037
L’Oreal SA	765	206,124
Shiseido Co. Ltd.	3,400	251,958
Unilever NV	5,015	292,195
Unilever plc	4,097	248,596

		1,176,696

Pharmaceuticals - 4.8%
Allergan plc	391	62,755
Astellas Pharma, Inc.	13,600	194,590
AstraZeneca plc	4,488	388,025
Bayer AG (Registered)	1,360	88,961
Eisai Co. Ltd.	900	48,956
Eli Lilly & Co.	2,901	316,064
GlaxoSmithKline plc	14,739	307,271
Hikma Pharmaceuticals plc	221	4,980
Ipsen SA	85	9,814
Merck & Co., Inc.	8,653	718,112
Merck KGaA	425	43,742
Mylan NV*	1,292	27,003
Novo Nordisk A/S, Class B	5,049	243,919
Orion OYJ, Class B	459	15,848
Recordati SpA	119	5,370
Roche Holding AG	3,060	824,191
Sanofi	3,468	291,372
Shionogi & Co. Ltd.	2,200	122,730
Takeda Pharmaceutical Co. Ltd.	8,567	286,816
Vifor Pharma AG	187	27,899

		4,028,418

Professional Services - 0.5%
Adecco Group AG (Registered)	1,139	62,657
Bureau Veritas SA	1,207	30,358
Capita plc*	4,981	7,108
DKSH Holding AG	102	5,183

Investments	Shares	Value ($)
RELX plc	6,120	146,388
Robert Half International, Inc.	612	36,971
SEEK Ltd.	629	9,065
Teleperformance	221	46,653
Wolters Kluwer NV	1,122	81,900

		426,283

Real Estate Management & Development - 0.5%
Aroundtown SA	1,479	11,909
CapitaLand Ltd.	8,500	22,484
Castellum AB	952	19,500
CK Asset Holdings Ltd.	8,500	64,446
Fabege AB	1,054	16,431
Hysan Development Co. Ltd.	1,000	4,784
LEG Immobilien AG	68	7,927
Mitsubishi Estate Co. Ltd.	6,800	126,010
Mitsui Fudosan Co. Ltd.	5,100	116,092
New World Development Co. Ltd.	17,000	24,106
Swire Pacific Ltd., Class A	1,000	11,459
Swire Properties Ltd.	3,400	12,357

		437,505

Road & Rail - 0.5%
Aurizon Holdings Ltd.	6,494	25,782
Canadian National Railway Co.	2,057	195,683
Canadian Pacific Railway Ltd.	306	73,429
ComfortDelGro Corp. Ltd.	5,100	10,099
DSV A/S	561	53,953
Kansas City Southern	323	39,968
Lyft, Inc., Class A*	425	25,870
MTR Corp. Ltd.(b)	2,549	16,786

		441,570

Semiconductors & Semiconductor Equipment - 3.0%
ams AG*	221	11,715
ASML Holding NV	1,156	261,022
Infineon Technologies AG	918	17,396
Intel Corp.	22,797	1,152,388
Lam Research Corp.	323	67,381
Microchip Technology, Inc.	731	69,021
QUALCOMM, Inc.	3,740	273,619
Renesas Electronics Corp.*	8,500	50,808
Skyworks Solutions, Inc.	612	52,191
STMicroelectronics NV	1,105	20,559
Teradyne, Inc.	867	48,318
Texas Instruments, Inc.	3,995	499,415

		2,523,833

Software - 6.9%
Adobe, Inc.*	1,343	401,369
Altium Ltd.	255	6,466
Autodesk, Inc.*	986	153,984
Constellation Software, Inc.	34	32,512
Dassault Systemes SE	444	68,220
Intuit, Inc.	884	245,142
Micro Focus International plc	41	873
Microsoft Corp.	30,991	4,223,144
Oracle Corp.	4,590	258,417
SAP SE	2,244	279,129
SimCorp A/S	357	32,497
Splunk, Inc.*	425	57,507
Symantec Corp.	2,040	43,982

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Tableau Software, Inc., Class A*	153	25,938
Temenos AG (Registered)*	102	18,144

		5,847,324

Specialty Retail - 1.2%
AutoZone, Inc.*	51	57,275
Best Buy Co., Inc.	918	70,255
Burlington Stores, Inc.*	289	52,237
Fast Retailing Co. Ltd.	400	241,492
Hennes & Mauritz AB, Class B	2,244	39,452
Industria de Diseno Textil SA	1,802	54,232
JB Hi-Fi Ltd.(b)	782	16,218
Kingfisher plc	578	1,574
Lowe’s Cos., Inc.	1,683	170,656
TJX Cos., Inc. (The)	4,879	266,198
Ulta Beauty, Inc.*	170	59,373

		1,028,962

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	21,114	4,498,127
Hewlett Packard Enterprise Co.	6,018	86,479
HP, Inc.	6,630	139,495
Logitech International SA (Registered)	170	7,078
NEC Corp.	1,700	70,145
NetApp, Inc.	1,020	59,660
Ricoh Co. Ltd.	5,100	47,066
Seagate Technology plc	901	41,725

		4,949,775

Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	527	169,897
Burberry Group plc	1,615	44,672
Cie Financiere Richemont SA (Registered)	1,989	171,576
EssilorLuxottica SA - IM	282	38,698
EssilorLuxottica SA - MO	268	36,598
Hermes International	51	36,148
HUGO BOSS AG	238	15,147
Kering SA	255	133,299
LVMH Moet Hennessy Louis Vuitton SE	799	333,869
Pandora A/S	17	659
Shenzhou International Group Holdings Ltd.	1,000	13,886
Swatch Group AG (The)	204	59,716
Tapestry, Inc.	1,326	41,013
VF Corp.	969	84,681

		1,179,859

Tobacco - 0.8%
British American Tobacco plc	3,060	110,606
Imperial Brands plc	1,989	51,022
Japan Tobacco, Inc.	6,800	151,532
Philip Morris International, Inc.	4,386	366,714

		679,874

Trading Companies & Distributors - 0.7%
Brenntag AG	374	18,485
Bunzl plc	1,564	41,173
Fastenal Co.	1,020	31,416
Ferguson plc	697	52,606
HD Supply Holdings, Inc.*	1,122	45,452

Investments	Shares	Value ($)
ITOCHU Corp.(b)	6,800	130,395
Marubeni Corp.	8,500	55,584
Mitsui & Co. Ltd.	8,500	139,272
Rexel SA	153	1,723
Sojitz Corp.(b)	8,500	26,774
Sumitomo Corp.	1,700	25,420
Toyota Tsusho Corp.	1,700	49,634

		617,934

Transportation Infrastructure - 0.3%
Aeroports de Paris	187	32,417
Atlas Arteria Ltd.	918	5,182
Auckland International Airport Ltd.	4,454	27,353
Flughafen Zurich AG (Registered)	85	15,592
Fraport AG Frankfurt Airport Services Worldwide	153	12,899
Getlink SE(b)	1,717	24,948
Transurban Group	8,925	95,657

		214,048

Water Utilities - 0.1%
American Water Works Co., Inc.	459	52,684
Severn Trent plc	1,156	28,522
United Utilities Group plc	1,394	13,460

		94,666

Wireless Telecommunication Services - 1.1%
KDDI Corp.	9,000	236,532
NTT DOCOMO, Inc.	5,100	122,832
Rogers Communications, Inc., Class B	646	33,703
Softbank Corp.(b)	5,100	69,002
SoftBank Group Corp.	6,800	352,479
Tele2 AB, Class B	1,343	19,383
Vodafone Group plc	71,944	132,208

		966,139

TOTAL COMMON STOCKS (Cost $75,037,880)		83,383,903

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.1%

REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $112,636, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $113,967	112,628	112,627

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
NatWest Markets Securities, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $10,001, collateralized by various U.S. Treasury Securities, ranging from 1.25% - 3.00%, maturing 8/31/2019 - 10/31/2025; total market value $10,133	10,000	10,000

		122,627

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $122,627)		122,627

Total Investments - 98.8% (Cost $75,160,507)		83,506,530
Other Assets Less Liabilities - 1.2%		993,958

Net Assets - 100.0%		84,500,488

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $576,795, collateralized in the form of cash with a value of $122,628 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $99,321 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from August 15, 2019 – February 15, 2049 and $391,970 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $613,919.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to $3,635, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $122,627.

Percentages shown are based on Net Assets.

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
DI	Depositary Interest
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	4	09/20/2019	USD	$377,060	$(2,900)
S&P 500 E-Mini Index	5	09/20/2019	USD	745,575	11,802

					$8,902

Abbreviations:

USD — US Dollar

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2019:

Australia	3.7%
Austria	0.1
Belgium	0.3
Canada	2.1
Denmark	0.7
Finland	0.5
France	4.7
Germany	2.4
Hong Kong	1.0
Ireland	0.1
Italy	1.1
Japan	8.4
Luxembourg	0.0	†
Netherlands	1.5
New Zealand	0.1
Norway	0.3
Poland	0.0	†
Portugal	0.1
Singapore	0.3
Spain	0.9
Sweden	1.1
Switzerland	4.1
United Kingdom	6.7
United States	58.5
Other[1]	1.3

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Building Products - 0.1%
Universal Forest Products, Inc.	209,962	8,488,764

Chemicals - 13.3%
CF Industries Holdings, Inc.	1,810,492	89,727,984
FMC Corp.	1,029,158	88,939,834
Israel Chemicals Ltd.	5,390,172	29,348,530
K+S AG (Registered)	1,683,138	27,604,106
Mosaic Co. (The)	3,173,524	79,941,070
Nutrien Ltd.	4,756,844	262,121,793
PhosAgro PJSC	229,207	8,589,729
Sasol Ltd.	733,146	16,073,736
Saudi Arabian Fertilizer Co.	643,654	15,085,037
Scotts Miracle-Gro Co. (The)(a)	282,244	31,662,132
UPL Ltd.	4,092,264	35,413,537
Yara International ASA	1,325,170	62,860,831

		747,368,319

Diversified Financial Services - 0.0%(b)
Metro Pacific Investments Corp.	34,420,000	3,246,691

Equity Real Estate Investment Trusts (REITs) - 1.4%
Rayonier, Inc.	416,482	12,094,637
Weyerhaeuser Co.	2,578,058	65,508,454

		77,603,091

Food Products - 15.7%
a2 Milk Co. Ltd.*(a)	6,563,894	78,065,697
Archer-Daniels-Midland Co.	4,763,728	195,693,946
Bunge Ltd.	998,180	58,323,657
Charoen Pokphand Foods PCL, NVDR	25,815,000	23,292,676
Charoen Pokphand Indonesia Tbk. PT	56,448,800	21,646,023
CJ CheilJedang Corp.	79,166	19,070,501
Costa Group Holdings Ltd.(a)	3,638,194	9,955,272
Golden Agri-Resources Ltd.	54,383,600	11,722,745
GrainCorp Ltd., Class A(a)	1,958,498	11,582,096
IOI Corp. Bhd.	20,307,800	20,620,303
Kuala Lumpur Kepong Bhd.	3,442,000	19,701,936
Maruha Nichiro Corp.	344,200	10,128,658
Mowi ASA	3,094,358	75,083,285
PPB Group Bhd.	4,130,400	18,717,674
Salmar ASA	447,460	20,863,991
Sime Darby Plantation Bhd.	24,438,200	27,301,612
Tyson Foods, Inc., Class A	2,109,946	167,740,707
Wilmar International Ltd.	29,945,400	87,305,649

		876,816,428

Metals & Mining - 29.6%
Agnico Eagle Mines Ltd.(a)	687,383	36,092,646
Alcoa Corp.*(a)	757,240	17,030,328
Anglo American plc(a)	4,478,042	111,801,190
AngloGold Ashanti Ltd.	1,091,114	19,539,399
Antofagasta plc(a)	1,201,258	13,814,508

Investments	Shares	Value ($)
Barrick Gold Corp.	5,183,677	84,674,159
BHP Group Ltd.	9,100,648	255,672,046
Boliden AB*	1,070,462	24,554,517
First Quantum Minerals Ltd.(a)	2,829,324	26,200,038
Fortescue Metals Group Ltd.(a)	4,753,402	27,291,430
Franco-Nevada Corp.	566,418	49,475,037
Freeport-McMoRan, Inc.	5,445,244	60,224,399
Glencore plc*	45,279,510	147,726,525
Grupo Mexico SAB de CV, Series B	12,391,200	30,608,772
Kinross Gold Corp.*	3,620,984	14,724,940
Kirkland Lake Gold Ltd.	492,206	20,458,138
Korea Zinc Co. Ltd.	37,862	14,161,047
MMC Norilsk Nickel PJSC	58,433	13,492,723
MMC Norilsk Nickel PJSC, ADR	1,370,726	31,691,185
Newcrest Mining Ltd.	2,189,112	53,684,718
Newmont Goldcorp Corp.(a)	2,309,582	84,345,935
Norsk Hydro ASA	5,214,630	18,056,317
Rio Tinto plc	3,497,072	201,167,874
Royal Gold, Inc.(a)	203,078	23,242,277
South32 Ltd.	17,065,436	36,933,783
Sumitomo Metal Mining Co. Ltd.	1,032,600	29,625,135
Teck Resources Ltd., Class B	1,714,116	35,244,360
Vale SA	9,582,900	126,860,216
Vedanta Ltd.	5,063,182	11,343,118
Wheaton Precious Metals Corp.	1,366,474	35,900,966

		1,655,637,726

Multi-Utilities - 1.2%
Suez	1,328,612	19,644,793
Veolia Environnement SA	1,813,934	46,148,640

		65,793,433

Oil, Gas & Consumable Fuels - 28.7%
Anadarko Petroleum Corp.	502,532	37,016,507
BP plc	20,937,686	139,901,920
Cameco Corp.	1,373,358	12,675,703
Canadian Natural Resources Ltd.	1,301,076	33,122,622
Chevron Corp.	1,848,354	227,550,861
China Petroleum & Chemical Corp., Class H	27,536,000	17,799,430
CNOOC Ltd.	17,210,000	28,449,188
Concho Resources, Inc.(a)	230,614	22,526,375
ConocoPhillips	1,194,374	70,563,616
Devon Energy Corp.(a)	543,836	14,683,572
Diamondback Energy, Inc.	165,216	17,088,291
Eni SpA	2,712,296	42,894,239
EOG Resources, Inc.	640,212	54,962,200
Equinor ASA	1,221,910	22,108,149
Exxon Mobil Corp.	3,686,382	274,119,365
Gazprom PJSC	3,062,422	11,438,063
Gazprom PJSC, ADR	2,540,554	18,657,829
Gazprom PJSC, ADR, OTC	155,011	1,133,130
Hess Corp.(a)	282,244	18,300,701
LUKOIL PJSC	55,426	4,567,167
LUKOIL PJSC, ADR	326,636	26,888,676
Marathon Oil Corp.	1,053,252	14,819,256

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value ($)
Novatek PJSC	746,914	15,539,438
Occidental Petroleum Corp.(a)	884,594	45,432,748
Petroleo Brasileiro SA (Preference)	4,130,400	28,629,361
Pioneer Natural Resources Co.	192,752	26,607,486
Repsol SA(a)	1,311,022	20,997,668
Royal Dutch Shell plc, Class A	4,333,478	137,640,933
Suncor Energy, Inc.	1,628,066	46,951,879
Tatneft PJSC	1,542,016	18,068,287
TOTAL SA	2,574,616	134,829,471
Woodside Petroleum Ltd.	912,130	21,815,389

		1,607,779,520

Paper & Forest Products - 3.4%
Canfor Corp.*	285,686	2,071,150
Duratex SA	688,400	2,299,790
Empresas CMPC SA	4,612,280	10,862,796
Interfor Corp.*	254,708	2,321,787
Mondi plc	1,208,142	26,679,345
Oji Holdings Corp.	3,442,000	17,943,099
Stella-Jones, Inc.	189,310	5,935,265
Stora Enso OYJ, Class R	2,182,228	25,353,843
Suzano SA	2,409,400	19,639,690
Svenska Cellulosa AB SCA, Class B(a)	2,223,532	18,612,199
UPM-Kymmene OYJ	1,869,006	50,879,259
West Fraser Timber Co. Ltd.(a)	192,752	7,572,688

		190,170,911

Trading Companies & Distributors - 2.2%
Marubeni Corp.	14,456,400	94,534,138
Mitsui & Co. Ltd.	1,721,000	28,198,563

		122,732,701

Water Utilities - 3.7%
Aguas Andinas SA, Class A	7,871,854	4,424,939
American States Water Co.(a)	120,470	9,332,811
American Water Works Co., Inc.(a)	543,836	62,421,496
Aqua America, Inc.(a)	643,654	27,001,285
California Water Service Group(a)	158,332	8,453,346
Cia de Saneamento Basico do Estado de Sao Paulo*	1,032,600	14,654,983
Cia de Saneamento de Minas Gerais-COPASA*	218,200	3,908,648
Guangdong Investment Ltd.	8,679,576	18,295,201
Pennon Group plc	1,321,728	11,607,092
Severn Trent plc(a)	760,682	18,768,053
SJW Group	72,282	4,690,379
United Utilities Group plc(a)	2,240,742	21,636,632

		205,194,865

TOTAL COMMON STOCKS (Cost $4,942,359,038)		5,560,832,449

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 3.6%

CERTIFICATES OF DEPOSIT - 1.1%
Bank of Montreal, Chicago (ICE LIBOR USD 1 Month + 0.33%), 2.69%, 8/6/2019(d) 5,000,000		5,000,000

Investments	Principal Amount ($)	Value ($)
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.22%), 2.40%, 12/30/2019(d)	3,000,000	3,002,571
Barclays Bank plc, New York 2.95%, 8/2/2019	4,000,000	4,000,000
Canadian Imperial Bank of Commerce, New York (ICE LIBOR USD 1 Month + 0.25%), 2.58%, 10/15/2019(d)	5,000,000	5,001,365
Cooperatieve Rabobank UA, London (ICE LIBOR USD 1 Month + 0.19%), 2.45%, 4/24/2020(d)	5,000,000	5,000,500
Credit Agricole CIB, New York (ICE LIBOR USD 1 Month + 0.21%), 2.48%, 12/20/2019(d)	5,000,000	5,002,225
Mitsubishi UFJ Trust & Banking Corp. 2.42%, 9/13/2019	4,500,000	4,487,072
MUFG Bank Ltd., New York Branch (ICE LIBOR USD 3 Month + 0.10%), 2.38%, 10/24/2019(d)	2,500,000	2,499,333
Royal Bank of Canada, New York (ICE LIBOR USD 1 Month + 0.21%), 2.52%, 9/17/2019(d)	4,000,000	4,000,000
Societe Generale, New York (ICE LIBOR USD 3 Month + 0.20%), 2.54%, 8/5/2019(d)	4,000,000	4,000,096
(ICE LIBOR USD 3 Month + 0.20%), 2.58%, 8/21/2019(d)	3,000,000	3,000,235
Standard Chartered, New York 2.69%, 8/14/2019	6,000,000	6,000,000
Toronto-Dominion Bank, New York (ICE LIBOR USD 1 Month + 0.21%), 2.52%, 9/17/2019(d)	4,000,000	4,000,000
Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.21%), 2.48%, 10/25/2019(d)	3,500,000	3,501,501
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.30%), 2.69%, 2/14/2020(d)	4,000,000	3,999,987

TOTAL CERTIFICATES OF DEPOSIT (Cost $62,489,242)		62,494,885

COMMERCIAL PAPER - 0.4%
Agricultural Bank of China Ltd., New York Branch 2.59%, 9/10/2019(e)	4,000,000	3,988,578
Bank of China, Hong Kong Branch 2.64%, 8/26/2019	5,000,000	4,990,902

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Bank of Nova Scotia, Houston (ICE LIBOR USD 1 Month + 0.17%), 2.50%, 5/15/2020(d)(e)	5,000,000	5,001,835
Toyota Motor Credit Corp. 2.65%, 8/29/2019	5,000,000	4,989,811
UBS AG, London (ICE LIBOR USD 1 Month + 0.24%), 2.50%, 1/27/2020(d)(e)	5,000,000	5,000,000

TOTAL COMMERCIAL PAPER (Cost $23,969,291)		23,971,126

FUNDING AGREEMENTS - 0.1%
United of Omaha Life Insurance (ICE LIBOR USD 3 Month + 0.12%), 2.55%, 8/30/2019(d) (Cost $3,000,000)	3,000,000	3,000,000

REPURCHASE AGREEMENTS - 2.0%
BofA Securities, Inc., 2.82%, dated 7/31/2019, due 10/31/2019, repurchase price $8,057,653, collateralized by various Common Stocks; total market value $8,725,189	8,000,000	8,000,000
Citadel Clearing LLC, 2.98%, dated 7/31/2019, due 10/31/2019, repurchase price $5,038,078, collateralized by various Common Stocks; total market value $5,470,395	5,000,000	5,000,000
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $5,104,114, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $5,164,409	5,103,756	5,103,756
NatWest Markets Securities, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $15,001,054, collateralized by various U.S. Treasury Securities, ranging from 1.25% - 3.00%, maturing 8/31/2019 - 10/31/2025; total market value $15,200,182	15,000,000	15,000,000
Nomura Securities Co., Ltd., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $25,001,757, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.63%, maturing 8/15/2019 - 5/15/2049; total market value $25,713,679	25,000,000	25,000,000

Investments	Principal Amount ($)	Value ($)
Societe Generale, 2.48%, dated 7/31/2019, due 8/1/2019, repurchase price $52,003,582, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 2.75%, maturing 4/30/2021 - 9/15/2021; Common Stocks; total market value $57,139,288	52,000,000	52,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $110,103,756)		110,103,756

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $199,562,289)		199,569,767

Total Investments - 102.9% (Cost $5,141,921,327)		5,760,402,216
Liabilities in excess of other assets - (2.9%)		(163,426,498)

Net Assets - 100.0%		5,596,975,718

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $380,276,108, collateralized in the form of cash with a value of $199,456,911 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $36,040,758 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from August 15, 2019 – May 15, 2049 and $163,873,799 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $399,371,468.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $199,569,767.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2019.
(e)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
USD	US Dollar

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	4	09/20/2019	EUR	$154,184	$21
FTSE 100 Index	113	09/20/2019	GBP	10,426,332	298,432
FTSE/JSE Top 40 Index	19	09/19/2019	ZAR	679,248	(26,993)
Hang Seng Index	2	08/29/2019	HKD	354,591	(7,495)
MSCI Emerging Markets E-Mini Index	32	09/20/2019	USD	1,640,960	20,918
S&P Midcap 400 E-Mini Index	30	09/20/2019	USD	5,904,300	191,345
S&P/TSX 60 Index	80	09/19/2019	CAD	11,922,476	110,432
SPI 200 Index	41	09/19/2019	AUD	4,770,161	170,041
TOPIX Index	5	09/12/2019	JPY	721,161	16,308

					$773,009

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
BRL*	2,115,550	Citibank NA	USD	550,000	09/18/2019	$10,293
BRL*	2,305,903	Goldman Sachs & Co.	USD	590,273	09/18/2019	20,433
CAD	464,325	Citibank NA	USD	350,000	09/18/2019	3,917
CAD	7,888,291	Toronto-Dominion Bank (The)	USD	5,952,187	09/18/2019	60,406
INR*	25,345,033	Toronto-Dominion Bank (The)	USD	360,875	09/18/2019	5,756
MYR*	2,345,525	Morgan Stanley	USD	563,476	09/18/2019	4,399
NZD	929,945	Goldman Sachs & Co.	USD	613,577	09/18/2019	805
RUB*	92,625,329	Goldman Sachs & Co.	USD	1,417,537	09/18/2019	33,167
USD	1,600,000	Toronto-Dominion Bank (The)	AUD	2,307,334	09/18/2019	7,073
USD	6,500,000	Toronto-Dominion Bank (The)	GBP	5,100,908	09/18/2019	239,626
USD	1,500,000	Morgan Stanley	HKD	11,716,872	09/18/2019	2,623
USD	1,356,544	Citibank NA	JPY	146,089,180	09/18/2019	6,208
USD	399,424	Toronto-Dominion Bank (The)	KRW*	470,345,728	09/18/2019	1,281
USD	400,000	Goldman Sachs & Co.	MYR*	1,648,062	09/18/2019	988
USD	600,000	Citibank NA	RUB*	38,011,560	09/18/2019	4,660
USD	500,000	Goldman Sachs & Co.	RUB*	31,755,691	09/18/2019	2,640
USD	530,253	Citibank NA	SEK	4,970,375	09/18/2019	10,287
USD	784,883	Citibank NA	SGD	1,069,063	09/18/2019	3,190

Total unrealized appreciation						$417,752

AUD	354,597	Bank of Montreal	USD	250,000	09/18/2019	$(5,195)
AUD	3,627,366	JPMorgan Chase Bank	USD	2,526,718	09/18/2019	(22,473)
AUD	711,716	Morgan Stanley	USD	500,000	09/18/2019	(8,649)
CAD	914,819	Bank of Montreal	USD	700,000	09/18/2019	(2,709)
CAD	521,820	Goldman Sachs & Co.	USD	400,000	09/18/2019	(2,260)
EUR	443,583	Bank of Montreal	USD	500,000	09/18/2019	(4,206)
EUR	973,903	Citibank NA	USD	1,107,431	09/18/2019	(18,896)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	392,204	Goldman Sachs & Co.	USD	500,000	09/18/2019	$(18,646)
GBP	279,624	JPMorgan Chase Bank	USD	350,000	09/18/2019	(6,816)
GBP	5,972,202	Toronto-Dominion Bank (The)	USD	7,633,274	09/18/2019	(303,555)
JPY	53,573,140	Citibank NA	USD	500,000	09/18/2019	(4,811)
KRW*	250,000,000	Goldman Sachs & Co.	USD	211,988	09/18/2019	(366)
NOK	4,178,373	Citibank NA	USD	486,071	09/18/2019	(9,675)
NOK	3,411,071	Toronto-Dominion Bank (The)	USD	400,000	09/18/2019	(11,088)
RUB*	98,733,901	Goldman Sachs & Co.	USD	1,547,927	09/18/2019	(1,550)
SGD	948,454	Morgan Stanley	USD	700,000	09/18/2019	(6,496)
USD	1,500,000	Morgan Stanley	BRL*	5,769,900	09/18/2019	(28,129)
USD	5,100,000	Toronto-Dominion Bank (The)	CAD	6,729,873	09/18/2019	(29,627)
USD	975,047	Morgan Stanley	CHF	961,534	09/18/2019	(631)
USD	778,455	Citibank NA	HKD	6,096,832	09/18/2019	(699)
USD	250,000	BNP Paribas SA	INR*	17,540,263	09/18/2019	(3,731)
USD	300,000	Goldman Sachs & Co.	INR*	20,800,500	09/18/2019	(892)
USD	305,267	BNP Paribas SA	MXN	5,934,115	09/18/2019	(4,833)
USD	400,000	Toronto-Dominion Bank (The)	NZD	608,016	09/18/2019	(1,695)
USD	1,900,000	Goldman Sachs & Co.	RUB*	121,591,979	09/18/2019	(4,382)

Total unrealized depreciation						$(502,010)

Net unrealized depreciation						$(84,258)

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2019:

Australia	7.4%
Brazil	3.5
Canada	12.1
Chile	0.3
China	1.1
Finland	1.4
France	3.6
Germany	0.5
India	0.8
Indonesia	0.4
Israel	0.5
Italy	0.8
Japan	3.2
Malaysia	1.5
Mexico	0.5
New Zealand	1.4
Norway	3.5
Philippines	0.1
Russia	2.7
Saudi Arabia	0.3
Singapore	1.8
South Africa	0.6
South Korea	0.6
Spain	0.4
Sweden	0.8
Thailand	0.4
United Kingdom	14.8
United States	34.3
Other[1]	0.7

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Air Freight & Logistics - 2.3%
bpost SA(a)	73,225	687,287
CTT-Correios de Portugal SA(a)	92,415	198,175
Deutsche Post AG (Registered)	752,450	24,722,824
Oesterreichische Post AG(a)	23,735	798,082
PostNL NV(a)	346,935	600,082
Royal Mail plc	761,540	1,955,385
Singapore Post Ltd.	1,060,500	747,786

		29,709,621

Commercial Services & Supplies - 3.5%
Advanced Disposal Services, Inc.*(a)	21,715	702,915
Bingo Industries Ltd.(a)(b)	356,530	592,229
China Everbright International Ltd.	2,525,000	2,241,821
Clean Harbors, Inc.*	12,120	943,057
Cleanaway Waste Management Ltd.	1,578,630	2,633,131
Covanta Holding Corp.(a)	29,290	504,374
Daiseki Co. Ltd.(a)	33,700	805,758
Insun ENT Co. Ltd.*	23,230	140,389
Koentec Co. Ltd.	19,190	191,397
Republic Services, Inc.	50,500	4,476,825
Shanghai Youngsun Investment Co. Ltd., Class B*^(c)	57,800	168,892
Stericycle, Inc.*(a)	22,220	1,021,231
Waste Connections, Inc.(a)	202,000	18,414,820
Waste Management, Inc.	100,495	11,757,915

		44,594,754

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	10,037,000	946,747

Diversified Telecommunication Services - 15.0%
AT&T, Inc.	1,708,920	58,188,726
BCE, Inc.(a)	233,310	10,596,359
BT Group plc	2,272,500	5,375,354
Cellnex Telecom SA*(b)	52,520	1,981,744
CenturyLink, Inc.(a)	228,765	2,765,769
China Telecom Corp. Ltd., Class H	4,040,000	1,816,681
China Tower Corp. Ltd., Class H(b)	11,110,000	2,895,336
Chunghwa Telecom Co. Ltd.	1,249,000	4,337,991
Deutsche Telekom AG (Registered)	841,835	13,947,010
Infrastrutture Wireless Italiane SpA(b)	65,145	665,848
Nippon Telegraph & Telephone Corp.	320,700	14,538,203
Swisscom AG (Registered)(a)	6,565	3,199,609
Telefonica SA	1,208,970	9,316,131
Telstra Corp. Ltd.	3,084,035	8,438,914
Verizon Communications, Inc.	969,095	53,561,881

		191,625,556

Electric Utilities - 12.3%
American Electric Power Co., Inc.	115,645	10,154,787
CLP Holdings Ltd.	907,000	9,877,713

Investments	Shares	Value ($)
Duke Energy Corp.	170,185	14,758,443
Enel SpA	4,074,340	28,120,959
Eversource Energy	73,730	5,593,158
Exelon Corp.	227,250	10,239,885
Iberdrola SA	3,055,105	29,151,317
Iberdrola SA, Placement Shares*(c)	71,856	685,638
NextEra Energy, Inc.	112,110	23,225,829
PPL Corp.	168,670	4,997,692
Southern Co. (The)	242,400	13,622,880
Xcel Energy, Inc.	121,705	7,254,835

		157,683,136

Equity Real Estate Investment Trusts (REITs) - 4.7%
American Tower Corp.	103,525	21,907,960
CoreCivic, Inc.	26,260	445,632
Crown Castle International Corp.	97,465	12,988,186
CyrusOne, Inc.(a)	24,745	1,420,363
Digital Realty Trust, Inc.(a)	48,480	5,544,173
Equinix, Inc.	19,695	9,888,859
GEO Group, Inc. (The)(a)	27,270	485,679
Keppel DC REIT	303,000	378,598
QTS Realty Trust, Inc., Class A(a)	13,635	631,028
SBA Communications Corp.*	27,270	6,692,331

		60,382,809

Gas Utilities - 1.1%
APA Group	522,675	3,977,201
Beijing Enterprises Holdings Ltd.	252,500	1,240,259
Enagas SA	119,180	2,610,774
Petronas Gas Bhd.	202,000	787,147
Snam SpA	1,121,100	5,540,905

		14,156,286

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc.*(a)	20,200	645,188
Bangkok Chain Hospital PCL, NVDR	1,060,500	531,026
Bangkok Dusit Medical Services PCL, NVDR	8,383,000	6,814,339
Bumrungrad Hospital PCL, NVDR	353,500	1,959,738
Encompass Health Corp.	23,230	1,483,003
Hapvida Participacoes e Investimentos SA(b)	101,000	1,122,043
HCA Healthcare, Inc.	64,640	8,630,087
IHH Healthcare Bhd.	2,272,500	3,161,069
Life Healthcare Group Holdings Ltd.(a)	955,460	1,530,893
Netcare Ltd.	915,565	1,081,334
Ramsay Health Care Ltd.	104,535	5,243,853
Tenet Healthcare Corp.*(a)	24,745	583,240
Universal Health Services, Inc., Class B	19,695	2,971,188

		35,757,001

IT Services - 0.0%(d)
NEXTDC Ltd.*(a)	84,335	399,920

Media - 5.7%
Charter Communications, Inc., Class A*(a)	32,825	12,650,099

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Comcast Corp., Class A	1,061,005	45,803,586
DISH Network Corp., Class A*(a)	53,025	1,795,427
Liberty Broadband Corp., Class C*	35,855	3,567,931
Liberty Global plc, Class C*	122,210	3,182,348
SES SA, FDR	100,495	1,673,891
Shaw Communications, Inc., Class B	120,561	2,375,138
Sirius XM Holdings, Inc.(a)	292,395	1,830,393

		72,878,813

Multi-Utilities - 8.4%
Consolidated Edison, Inc.	76,255	6,478,625
Dominion Energy, Inc.	186,850	13,881,087
DTE Energy Co.	42,420	5,392,006
E.ON SE	1,155,440	11,647,671
Engie SA	974,145	15,097,814
National Grid plc	1,733,424	17,920,191
Public Service Enterprise Group, Inc.	118,675	6,782,276
Sempra Energy	64,135	8,685,803
Suez	294,415	4,353,206
Veolia Environnement SA	433,290	11,023,413
WEC Energy Group, Inc.(a)	74,740	6,387,280

		107,649,372

Oil, Gas & Consumable Fuels - 8.4%
Enbridge, Inc.	1,059,995	35,582,058
Equitrans Midstream Corp.(a)	47,975	795,905
Inter Pipeline Ltd.(a)	207,555	3,510,487
Keyera Corp.(a)	110,090	2,815,232
Kinder Morgan, Inc.	467,630	9,642,531
Koninklijke Vopak NV	34,340	1,705,243
ONEOK, Inc.	96,455	6,759,566
Pembina Pipeline Corp.	266,640	9,724,243
Plains GP Holdings LP, Class A*(a)	34,340	829,654
Polskie Gornictwo Naftowe i Gazownictwo SA	860,520	1,258,616
Tallgrass Energy LP(a)	38,380	735,745
Targa Resources Corp.(a)	57,065	2,220,399
TC Energy Corp.	483,285	23,782,414
Transneft PJSC (Preference)	750	1,864,728
Williams Cos., Inc. (The)	282,295	6,955,749

		108,182,570

Road & Rail - 18.9%
Aurizon Holdings Ltd.	1,517,525	6,024,695
Canadian National Railway Co.	554,995	52,796,691
Canadian Pacific Railway Ltd.(a)	107,565	25,811,832
Central Japan Railway Co.	156,900	31,676,242
CSX Corp.	190,385	13,403,104
East Japan Railway Co.	284,900	26,253,046
Hankyu Hanshin Holdings, Inc.	202,000	7,134,884
Kansas City Southern	23,735	2,936,969
Keisei Electric Railway Co. Ltd.	125,700	4,648,266
Kyushu Railway Co.	118,200	3,385,697
MTR Corp. Ltd.(a)	1,282,013	8,442,593
Norfolk Southern Corp.	63,125	12,064,450
Tobu Railway Co. Ltd.	160,100	4,585,872
Union Pacific Corp.	167,155	30,079,542
West Japan Railway Co.	151,500	12,471,628

		241,715,511

Investments	Shares	Value ($)
Transportation Infrastructure - 8.3%
Adani Ports & Special Economic Zone Ltd.	700,940	3,847,349
Aena SME SA(b)	56,055	10,241,750
Aeroports de Paris	21,715	3,764,434
Airports of Thailand PCL, NVDR	3,282,500	7,684,604
Atlantia SpA	357,035	9,246,380
Atlas Arteria Ltd.(a)	522,170	2,947,627
Auckland International Airport Ltd.	724,675	4,450,446
Bangkok Expressway & Metro PCL, NVDR	6,413,500	2,189,619
CCR SA	959,500	3,812,397
China Merchants Port Holdings Co. Ltd.	1,010,000	1,679,914
COSCO SHIPPING Ports Ltd.	1,244,330	1,090,472
Flughafen Zurich AG (Registered)	14,140	2,593,762
Getlink SE(a)	335,825	4,879,494
Grupo Aeroportuario del Pacifico SAB de CV, Class B	303,000	3,069,706
Grupo Aeroportuario del Sureste SAB de CV, Class B	156,550	2,399,516
International Container Terminal Services, Inc.	1,321,990	3,507,122
Jiangsu Expressway Co. Ltd., Class H	1,010,000	1,365,091
Promotora y Operadora de Infraestructura SAB de CV	166,650	1,515,475
Qube Holdings Ltd.(a)	1,131,200	2,463,787
Shenzhen International Holdings Ltd.(a)	758,000	1,407,954
Sydney Airport	1,732,150	9,980,873
Transurban Group	2,051,310	21,985,606
Westshore Terminals Investment Corp.(a)	34,845	552,468

		106,675,846

Water Utilities - 2.7%
Aguas Andinas SA, Class A	2,073,530	1,165,576
American States Water Co.(a)	8,080	625,958
American Water Works Co., Inc.	42,925	4,926,931
Aqua America, Inc.(a)	48,985	2,054,921
Beijing Enterprises Water Group Ltd.*	4,040,000	2,141,826
California Water Service Group(a)	11,110	593,163
Cia de Saneamento Basico do Estado de Sao Paulo*	252,500	3,583,559
Cia de Saneamento de Minas Gerais-COPASA*	50,500	904,614
Cia de Saneamento do Parana (Preference)	252,500	1,068,357
Guangdong Investment Ltd.	2,152,000	4,536,082
Pennon Group plc	320,170	2,811,654
Severn Trent plc	183,820	4,535,330
United Utilities Group plc	520,655	5,027,451

		33,975,422

Wireless Telecommunication Services - 4.6%
China Mobile Ltd.	1,420,000	12,108,612
KDDI Corp.	454,500	11,944,884
SoftBank Group Corp.	417,600	21,646,353

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Vodafone Group plc	6,938,700	12,750,933

		58,450,782

TOTAL COMMON STOCKS (Cost $1,131,709,717)		1,264,784,146

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 1.7%

REPURCHASE AGREEMENTS - 1.7%
BofA Securities, Inc., 2.82%, dated 7/31/2019, due 10/31/2019, repurchase price $2,014,413, collateralized by various Common Stocks; total market value $2,181,297	2,000,000	2,000,000
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $10,316,846, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $10,438,719	10,316,121	10,316,121
NatWest Markets Securities, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $5,000,351, collateralized by various U.S. Treasury Securities, ranging from 1.25% - 3.00%, maturing 8/31/2019 - 10/31/2025; total market value $5,066,727	5,000,000	5,000,000
Nomura Securities Co., Ltd., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $5,000,351, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.63%, maturing 8/15/2019 - 5/15/2049; total market value $5,142,736	5,000,000	5,000,000

		22,316,121

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $22,316,121)		22,316,121

Total Investments - 100.5% (Cost $1,154,025,838)		1,287,100,267
Liabilities in excess of other assets - (0.5%)		(6,509,514)

Net Assets - 100.0%		1,280,590,753

*	Non-income producing security.
^	Security subject to restrictions on resale.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $59,089,479, collateralized in the form of cash with a value of $22,316,121 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $17,953,070 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 8, 2019 – May 15, 2049 and $22,612,104 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $62,881,295.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to $854,530, which represents approximately 0.07% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $22,316,121.

Percentages shown are based on Net Assets.

Abbreviations

FDR	Fiduciary Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	57	09/20/2019	EUR	$2,197,117	$28,483
FTSE 100 Index	12	09/20/2019	GBP	1,107,221	25,386
S&P 500 E-Mini Index	38	09/20/2019	USD	5,666,370	111,852
S&P/TSX 60 Index	19	09/19/2019	CAD	2,831,588	13,379
SPI 200 Index	8	09/19/2019	AUD	930,763	31,656
TOPIX Index	17	09/12/2019	JPY	2,451,946	35,559

					$246,315

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	928,325	Toronto-Dominion Bank (The)	USD	700,477	09/18/2019	$7,109
USD	1,590,179	JPMorgan Chase Bank	AUD	2,282,867	09/18/2019	14,143
USD	79,366	Citibank NA	EUR	69,796	09/18/2019	1,354
USD	637,789	Toronto-Dominion Bank (The)	GBP	499,709	09/18/2019	24,493

Total unrealized appreciation						$47,099

AUD	417,992	Citibank NA	USD	290,000	09/18/2019	$(1,428)
AUD	313,547	JPMorgan Chase Bank	USD	220,000	09/18/2019	(3,535)
AUD	618,654	Toronto-Dominion Bank (The)	USD	429,000	09/18/2019	(1,896)
EUR	174,811	Citibank NA	USD	200,000	09/18/2019	(4,613)
EUR	361,527	Toronto-Dominion Bank (The)	USD	412,000	09/18/2019	(7,920)
GBP	94,959	Morgan Stanley	USD	120,000	09/18/2019	(3,456)
HKD	1,015,054	UBS AG	USD	130,000	09/18/2019	(280)
JPY	35,447,379	Citibank NA	USD	330,281	09/18/2019	(2,633)
JPY	24,753,126	JPMorgan Chase Bank	USD	230,000	09/18/2019	(1,201)
USD	270,469	Citibank NA	HKD	2,118,393	09/18/2019	(255)

Total unrealized depreciation						$(27,217)

Net unrealized appreciation						$19,882

Abbreviations:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
USD	— US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2019:

Australia	5.1%
Austria	0.1
Belgium	0.1
Brazil	0.8
Canada	14.5
Chile	0.1
China	2.6
France	3.1
Germany	3.9
Hong Kong	1.4
India	0.3
Italy	3.4
Japan	10.9
Luxembourg	0.1
Malaysia	0.3
Mexico	0.5
Netherlands	0.2
New Zealand	0.3
Philippines	0.4
Poland	0.1
Portugal	0.0	†
Russia	0.1
Singapore	0.1
South Africa	0.2
South Korea	0.0	†
Spain	4.2
Switzerland	0.5
Taiwan	0.3
Thailand	1.5
United Kingdom	3.9
United States	39.8
Other[1]	1.2

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Equity Real Estate Investment Trusts (REITs) - 80.6%
AEON REIT Investment Corp.(a)	749	974,752
Agree Realty Corp.	18,083	1,208,849
alstria office REIT-AG	76,398	1,241,898
American Homes 4 Rent, Class A	132,038	3,196,640
Apartment Investment & Management Co., Class A	78,110	3,869,569
Argosy Property Ltd.	141,989	133,072
AvalonBay Communities, Inc.	69,229	14,454,323
Big Yellow Group plc	80,464	974,404
British Land Co. plc (The)(a)	321,963	2,002,676
Brixmor Property Group, Inc.(a)	153,331	2,910,222
BWP Trust	330,523	856,577
Camden Property Trust	49,220	5,104,606
Canadian Apartment Properties REIT(a)	38,734	1,436,799
Charter Hall Group	171,842	1,340,765
Chesapeake Lodging Trust	31,993	878,848
Cousins Properties, Inc.	73,561	2,587,876
Derwent London plc(a)	53,286	1,905,184
Dexus	515,633	4,662,848
DiamondRock Hospitality Co.(a)	103,362	1,040,855
Dream Global REIT	88,703	951,777
Dream Office REIT	37,129	695,276
Duke Realty Corp.	180,830	6,027,064
EastGroup Properties, Inc.	18,618	2,243,097
EPR Properties	37,985	2,827,224
Equity Commonwealth	61,311	2,058,823
Equity LifeStyle Properties, Inc.	43,228	5,371,079
Equity Residential	183,933	14,510,474
Essex Property Trust, Inc.	32,742	9,895,287
Four Corners Property Trust, Inc.	35,738	962,782
Frasers Centrepoint Trust	486,015	926,893
Frontier Real Estate Investment Corp.	214	924,393
Fukuoka REIT Corp.	535	887,437
Gecina SA	1,926	297,215
Getty Realty Corp.	26,536	795,549
Goodman Group	103,576	1,057,282
Goodman Property Trust	612,682	828,959
Granite REIT	18,939	884,681
Green REIT plc	467,162	932,088
Growthpoint Properties Australia Ltd.	280,126	847,607
H&R REIT(a)	72,011	1,243,734
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,668	951,637
Hansteen Holdings plc(a)	408,526	438,192
HCP, Inc.	239,787	7,656,399
Healthcare Trust of America, Inc., Class A	102,613	2,763,368
Hospitality Properties Trust	15,836	391,308

Investments	Shares	Value ($)
Host Hotels & Resorts, Inc.	370,862	6,449,290
Ichigo Office REIT Investment(a)	856	815,989
Inmobiliaria Colonial Socimi SA	152,047	1,709,820
Investors Real Estate Trust	12,947	825,371
Japan Excellent, Inc.	642	957,900
Japan Rental Housing Investments, Inc.	1,070	900,741
JBG SMITH Properties	57,031	2,231,623
Kenedix Office Investment Corp.	214	1,541,312
Kenedix Residential Next Investment Corp.(a)	535	949,031
Killam Apartment REIT	66,233	989,094
Kimco Realty Corp.(a)	213,893	4,108,885
Lexington Realty Trust(a)	107,535	1,061,370
Liberty Property Trust	75,221	3,934,058
Life Storage, Inc.	23,540	2,294,915
Link REIT	1,070,000	12,493,517
LondonMetric Property plc(a)	442,338	1,099,490
LTC Properties, Inc.(a)	20,758	956,736
Mack-Cali Realty Corp.(a)	44,940	1,068,673
Mapletree North Asia Commercial Trust(b)	1,166,300	1,210,147
Medical Properties Trust, Inc.	186,287	3,260,023
Merlin Properties Socimi SA	174,303	2,396,752
MGM Growth Properties LLC, Class A	36,808	1,099,087
Mirvac Group	444,585	986,705
Mori Trust Sogo Reit, Inc.	535	892,365
National Health Investors, Inc.	20,972	1,664,757
National Retail Properties, Inc.	78,966	4,125,184
Nippon Accommodations Fund, Inc.	214	1,263,403
Nippon Building Fund, Inc.	572	4,024,941
NIPPON REIT Investment Corp.	214	861,322
Park Hotels & Resorts, Inc.	101,115	2,670,447
Parkway Life REIT	363,800	813,436
Piedmont Office Realty Trust, Inc., Class A	64,735	1,347,135
Precinct Properties New Zealand Ltd.	811,381	955,888
Premier Investment Corp.	749	1,012,004
Prologis, Inc.	238,396	19,217,102
PS Business Parks, Inc.	10,593	1,853,775
Public Storage	1,926	467,556
Rayonier, Inc.	64,521	1,873,690
Regency Centers Corp.	75,863	5,060,062
Retail Properties of America, Inc., Class A	105,930	1,288,109
RioCan REIT	73,295	1,452,337
RPT Realty(a)	62,809	769,410
Sabra Health Care REIT, Inc.(a)	84,102	1,735,865
Safestore Holdings plc	114,276	874,533
Scentre Group	2,630,916	7,235,302
Segro plc	513,921	4,808,886
Simon Property Group, Inc.	47,936	7,775,219
SL Green Realty Corp.(a)	40,767	3,305,388

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value ($)
SmartCentres REIT	38,199	942,212
Societe Fonciere Lyonnaise SA	1,712	128,855
Spirit Realty Capital, Inc.(a)	42,051	1,855,290
STORE Capital Corp.	94,160	3,221,214
Sunstone Hotel Investors, Inc.	109,140	1,441,739
Terreno Realty Corp.	28,355	1,385,425
Tritax Big Box REIT plc(a)	695,821	1,303,557
UNITE Group plc (The)	133,001	1,680,644
Urstadt Biddle Properties, Inc., Class A(a)	34,133	736,931
VICI Properties, Inc.(a)	201,481	4,299,605
Weingarten Realty Investors	61,953	1,729,108
WP Carey, Inc.(a)	79,608	6,889,276

		274,452,889

Household Durables - 0.3%
Iida Group Holdings Co. Ltd.(a)	64,200	1,060,786

Real Estate Management & Development - 18.3%
ADO Properties SA(b)	15,622	677,304
Aeon Mall Co. Ltd.(a)	53,500	826,337
Aroundtown SA	387,875	3,123,212
Castellum AB	135,997	2,785,676
City Developments Ltd.	203,300	1,442,434
CK Asset Holdings Ltd.	802,500	6,084,438
CLS Holdings plc	233,153	649,477
Daejan Holdings plc	1,070	72,845
Daibiru Corp.	74,900	699,504
Entra ASA(b)	63,879	935,381
Fabege AB	136,425	2,126,763
First Capital Realty, Inc., REIT	88,382	1,470,622
Heiwa Real Estate Co. Ltd.	42,800	906,654
Helical plc	21,400	93,283
Henderson Land Development Co. Ltd.	718,053	3,737,996
HKR International Ltd.(a)	171,200	87,263
Hongkong Land Holdings Ltd.	577,800	3,536,136
Hufvudstaden AB, Class A	57,887	1,028,831
Kenedix, Inc.(a)	160,500	820,424
Kennedy-Wilson Holdings, Inc.(a)	67,303	1,448,361
Kungsleden AB	110,210	967,898
Leopalace21 Corp.*(a)	139,100	292,100
Nomura Real Estate Holdings, Inc.	64,200	1,310,904
Olav Thon Eiendomsselskap ASA	41,302	681,912
PSP Swiss Property AG (Registered)	21,079	2,537,997
Realogy Holdings Corp.(a)	109,461	570,292
S IMMO AG	2,675	59,507
St Joe Co. (The)*(a)	46,973	903,760
St Modwen Properties plc	159,537	812,635
Sumitomo Realty & Development Co. Ltd.	181,900	6,662,826
Swire Pacific Ltd., Class A	237,000	2,715,786
Swire Pacific Ltd., Class B	267,500	478,417
Swire Properties Ltd.	599,200	2,177,754
TAG Immobilien AG*	62,274	1,481,014
Tejon Ranch Co.*	12,198	226,029
Tricon Capital Group, Inc.	20,009	152,222
Vonovia SE	70,834	3,490,635

Investments	Shares	Value ($)
Wharf Real Estate Investment Co. Ltd.	362,000	2,298,369
Wihlborgs Fastigheter AB	75,328	1,108,740
Wing Tai Holdings Ltd.	85,600	131,976
Yanlord Land Group Ltd.	513,600	487,874

		62,101,588

TOTAL COMMON STOCKS (Cost $297,524,644)		337,615,263

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 3.8%

REPURCHASE AGREEMENTS - 3.8%
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $2,879,743, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $2,913,762	2,879,541	2,879,541
NatWest Markets Securities, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $5,000,351, collateralized by various U.S. Treasury Securities, ranging from 1.25% - 3.00%, maturing 8/31/2019 - 10/31/2025; total market value $5,066,727	5,000,000	5,000,000
Nomura Securities Co., Ltd., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $5,000,351, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.63%, maturing 8/15/2019 - 5/15/2049; total market value $5,142,736	5,000,000	5,000,000

		12,879,541

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $12,879,541)		12,879,541

Total Investments - 103.0% (Cost $310,404,185)		350,494,804
Liabilities in excess of other assets - (3.0%)		(10,051,983)

Net Assets - 100.0%		340,442,821

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $25,465,976, collateralized in the form of cash with a value of $12,879,541 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $11,117,986 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 8, 2019 – February 15, 2049 and $2,667,992 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $26,665,519.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $12,879,541.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	4	09/20/2019	EUR	$154,184	$1,994
Hang Seng Index	2	08/29/2019	HKD	354,591	(7,496)
S&P 500 E-Mini Index	4	09/20/2019	USD	596,460	14,990
S&P Midcap 400 E-Mini Index	5	09/20/2019	USD	984,050	22,267
SPI 200 Index	4	09/19/2019	AUD	465,381	14,617
TOPIX Mini Index	15	09/12/2019	JPY	216,348	2,566

					$48,938

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	72,402	Toronto-Dominion Bank (The)	USD	54,631	09/18/2019	$554
HKD	786,064	Citibank NA	USD	100,362	09/18/2019	95
USD	110,000	Citibank NA	AUD	156,691	09/18/2019	1,824
USD	80,000	Citibank NA	EUR	69,924	09/18/2019	1,845
USD	252,000	Morgan Stanley	HKD	1,968,435	09/18/2019	441
USD	130,000	Toronto-Dominion Bank (The)	JPY	13,913,328	09/18/2019	1,396
USD	2,275	Citibank NA	SGD	3,099	09/18/2019	9

Total unrealized appreciation						$6,164

AUD	13,371	JPMorgan Chase Bank	USD	9,314	09/18/2019	$(83)
EUR	18,716	Citibank NA	USD	21,282	09/18/2019	(363)
GBP	45,281	Toronto-Dominion Bank (The)	USD	57,876	09/18/2019	(2,301)
HKD	780,963	Citibank NA	USD	100,000	09/18/2019	(196)
JPY	5,186,419	Citibank NA	USD	48,160	09/18/2019	(220)
USD	60,871	Morgan Stanley	CHF	60,028	09/18/2019	(39)

Total unrealized depreciation						$(3,202)

Net unrealized appreciation						$2,962

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2019:

Australia	5.0%
Austria	0.0 †
Canada	3.0
France	0.1
Germany	2.9
Hong Kong	8.8
Ireland	0.3
Japan	8.4
New Zealand	0.6
Norway	0.5
Singapore	2.5
Spain	1.2
Sweden	2.4
Switzerland	0.8
United Kingdom	4.9
United States	57.8
Other[1]	0.8

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%

FlexShares® Global Quality Real Estate Index Fund(a)	64,540	4,110,598
FlexShares® Global Upstream Natural Resources Index Fund(a)	30,352	982,798
FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	101,724	5,151,303

TOTAL EXCHANGE TRADED FUNDS (Cost $9,902,127)		10,244,699

Total Investments - 100.0% (Cost $9,902,127)		10,244,699
Other Assets Less Liabilities - 0.0%(b)		960

Net Assets - 100.0%		10,245,659

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Real Assets Allocation Index Fund (cont.)

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares July 31, 2019	Value July 31, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares® Global Quality Real Estate Index Fund	$5,511,512	$457,482	$2,324,425	64,540	$4,110,598	$354,447	$107,714	$111,582
FlexShares® Global Upstream Natural Resources Index Fund	1,361,164	143,357	549,671	30,352	982,798	(29,380)	26,889	57,328
FlexShares® STOXX® Global Broad Infrastructure Index Fund	7,009,193	493,556	3,059,211	101,724	5,151,303	564,879	109,403	142,886

	$13,881,869	$1,094,395	$5,933,307	196,616	$10,244,699	$889,946	$244,006	$311,796

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Aerospace & Defense - 2.2%
Boeing Co. (The)	35,232	12,020,454
Lockheed Martin Corp.	68,996	24,988,281

		37,008,735

Banks - 3.6%
Bank of America Corp.	315,620	9,683,221
Citigroup, Inc.	51,380	3,656,201
Comerica, Inc.	129,184	9,456,269
Fifth Third Bancorp	113,036	3,356,039
JPMorgan Chase & Co.	187,904	21,796,864
M&T Bank Corp.(a)	52,114	8,559,724
Wells Fargo & Co.	76,336	3,695,426

		60,203,744

Beverages - 3.4%
Coca-Cola Co. (The)	136,524	7,185,258
PepsiCo, Inc.	386,084	49,345,396

		56,530,654

Biotechnology - 3.7%
AbbVie, Inc.(a)	445,538	29,681,742
Amgen, Inc.	174,692	32,594,033

		62,275,775

Capital Markets - 3.1%
Ameriprise Financial, Inc.	65,326	9,505,586
Eaton Vance Corp.(a)	119,642	5,324,069
Evercore, Inc., Class A	48,444	4,184,109
Franklin Resources, Inc.(a)	159,278	5,197,241
Invesco Ltd.(a)	182,032	3,493,194
Lazard Ltd., Class A(a)	225,338	8,722,834
T. Rowe Price Group, Inc.	135,056	15,314,000

		51,741,033

Chemicals - 0.9%
Chemours Co. (The)	41,838	797,851
Huntsman Corp.(a)	263,506	5,415,048
LyondellBasell Industries NV, Class A	97,622	8,169,985

		14,382,884

Communications Equipment - 3.3%
Cisco Systems, Inc.	986,496	54,651,878

Consumer Finance - 1.7%
Navient Corp.(a)	336,906	4,767,220
Santander Consumer USA Holdings, Inc.	305,344	8,216,807
Synchrony Financial	448,474	16,091,247

		29,075,274

Diversified Consumer Services - 0.5%
H&R Block, Inc.(a)	309,014	8,556,598

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	637,112	21,693,664
CenturyLink, Inc.(a)	314,886	3,806,972

Investments	Shares	Value ($)
Verizon Communications, Inc.(a)	388,286	21,460,567

		46,961,203

Electric Utilities - 2.9%
Edison International(a)	96,888	7,222,031
Exelon Corp.	240,018	10,815,211
OGE Energy Corp.(a)	118,908	5,107,099
Pinnacle West Capital Corp.(a)	54,316	4,954,706
Portland General Electric Co.	149,002	8,172,760
PPL Corp.	285,526	8,460,135
Southern Co. (The)	75,602	4,248,832

		48,980,774

Electrical Equipment - 0.5%
Rockwell Automation, Inc.	56,518	9,086,964

Electronic Equipment, Instruments & Components - 0.8%
CDW Corp.	109,366	12,922,687

Entertainment - 1.3%
Activision Blizzard, Inc.	226,806	11,054,524
Viacom, Inc., Class B	353,788	10,737,466

		21,791,990

Equity Real Estate Investment Trusts (REITs) - 6.1%
Brandywine Realty Trust	522,608	7,708,468
Brixmor Property Group, Inc.(a)	355,990	6,756,690
HCP, Inc.	279,654	8,929,352
Host Hotels & Resorts, Inc.(a)	551,234	9,585,959
Kimco Realty Corp.(a)	590,870	11,350,613
Lamar Advertising Co., Class A(a)	119,642	9,681,431
Medical Properties Trust, Inc.	247,358	4,328,765
Outfront Media, Inc.	270,112	7,341,644
Park Hotels & Resorts, Inc.	157,076	4,148,377
Public Storage	40,370	9,800,221
Simon Property Group, Inc.(a)	46,976	7,619,507
Spirit Realty Capital, Inc.(a)	214,328	9,456,152
Weingarten Realty Investors(a)	153,406	4,281,562

		100,988,741

Food & Staples Retailing - 0.5%
Walgreens Boots Alliance, Inc.	124,780	6,799,262
Walmart, Inc.	16,148	1,782,416

		8,581,678

Food Products - 0.4%
Bunge Ltd.	110,834	6,476,031

Gas Utilities - 0.2%
National Fuel Gas Co.(a)	87,346	4,169,898

Health Care Equipment & Supplies - 0.5%
Medtronic plc	41,104	4,190,142
ResMed, Inc.	28,626	3,684,166

		7,874,308

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	85,144	7,420,300
McKesson Corp.	91,016	12,646,673

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
UnitedHealth Group, Inc.	36,700	9,138,667

		29,205,640

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp.	59,454	3,593,400
Wyndham Destinations, Inc.	163,682	7,702,875

		11,296,275

Household Products - 1.9%
Clorox Co. (The)(a)	32,296	5,251,330
Kimberly-Clark Corp.	105,696	14,337,662
Procter & Gamble Co. (The)	95,420	11,263,377

		30,852,369

Industrial Conglomerates - 0.7%
3M Co.	62,390	10,900,781

Insurance - 2.6%
Aflac, Inc.	270,846	14,257,333
Allstate Corp. (The)	96,154	10,326,939
Principal Financial Group, Inc.	119,642	6,944,022
Prudential Financial, Inc.	5,138	520,531
Travelers Cos., Inc. (The)(a)	73,400	10,761,908

		42,810,733

IT Services - 4.6%
Accenture plc, Class A(a)	121,844	23,464,718
Broadridge Financial Solutions, Inc.	83,676	10,636,893
International Business Machines Corp.	204,786	30,357,477
Mastercard, Inc., Class A	13,212	3,597,231
Visa, Inc., Class A(a)	45,508	8,100,424

		76,156,743

Machinery - 2.3%
Caterpillar, Inc.(a)	109,366	14,400,221
Cummins, Inc.	67,528	11,074,592
Illinois Tool Works, Inc.(a)	80,740	12,452,530

		37,927,343

Media - 2.6%
CBS Corp. (Non-Voting), Class B	89,548	4,612,618
Comcast Corp., Class A	438,932	18,948,694
Omnicom Group, Inc.(a)	145,332	11,658,533
Tribune Media Co., Class A	171,756	7,981,501

		43,201,346

Metals & Mining - 0.7%
Steel Dynamics, Inc.	365,532	11,517,913

Multiline Retail - 1.2%
Kohl’s Corp.(a)	184,968	9,962,377
Macy’s, Inc.(a)	422,784	9,609,880
Nordstrom, Inc.(a)	22,754	753,385

		20,325,642

Multi-Utilities - 1.5%
Black Hills Corp.	124,780	9,876,337
NorthWestern Corp.	224,604	15,704,312

		25,580,649

Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	235,614	29,006,440
CVR Energy, Inc.	190,840	10,127,879
Equitrans Midstream Corp.(a)	51,380	852,394

Investments	Shares	Value ($)
Exxon Mobil Corp.(a)	590,870	43,937,093
HollyFrontier Corp.	193,042	9,607,700
PBF Energy, Inc., Class A(a)	264,240	7,380,223
Phillips 66	138,726	14,227,739
Plains GP Holdings LP, Class A*(a)	130,652	3,156,552
Valero Energy Corp.(a)	135,056	11,513,524

		129,809,544

Paper & Forest Products - 0.6%
Domtar Corp.	250,294	10,624,980

Pharmaceuticals - 6.9%
Allergan plc	22,754	3,652,017
Bristol-Myers Squibb Co.(a)	165,884	7,366,908
Johnson & Johnson	385,350	50,180,277
Merck & Co., Inc.	344,246	28,568,976
Pfizer, Inc.	671,610	26,085,332

		115,853,510

Professional Services - 0.5%
ManpowerGroup, Inc.	99,824	9,118,922

Semiconductors & Semiconductor Equipment - 6.3%
Broadcom, Inc.	123,312	35,759,247
Intel Corp.	120,376	6,085,007
KLA Corp.(a)	79,272	10,806,359
Lam Research Corp.	50,646	10,565,262
Maxim Integrated Products, Inc.	123,312	7,298,837
Texas Instruments, Inc.	272,314	34,041,973

		104,556,685

Software - 4.4%
Intuit, Inc.	52,848	14,655,279
Microsoft Corp.	417,646	56,912,620
Oracle Corp.	22,020	1,239,726

		72,807,625

Specialty Retail - 5.4%
Best Buy Co., Inc.	187,170	14,324,120
Foot Locker, Inc.(a)	154,140	6,328,989
Gap, Inc. (The)(a)	231,944	4,522,908
Home Depot, Inc. (The)	217,264	46,427,144
Signet Jewelers Ltd.(a)	413,242	7,496,210
Williams-Sonoma, Inc.(a)	165,884	11,061,145

		90,160,516

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	233,412	49,726,092
HP, Inc.	510,864	10,748,579
Seagate Technology plc(a)	204,786	9,483,640

		69,958,311

Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	104,962	9,172,629

Tobacco - 2.4%
Altria Group, Inc.	229,742	10,813,956
Philip Morris International, Inc.	346,448	28,966,517

		39,780,473

Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc., Class A	111,568	7,926,907

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
WW Grainger, Inc.	40,370	11,748,881

		19,675,788

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	39,636	1,642,516

TOTAL COMMON STOCKS (Cost $1,382,192,827)		1,655,197,782

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 12.6%

CERTIFICATES OF DEPOSIT - 3.9%
Bank of Montreal, Chicago (ICE LIBOR USD 1 Month + 0.33%), 2.69%, 8/6/2019(c)	5,000,000	5,000,000
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.22%), 2.40%, 12/30/2019(c)	3,000,000	3,002,571
Barclays Bank plc, New York 2.95%, 8/2/2019	4,000,000	4,000,000
Canadian Imperial Bank of Commerce, New York (ICE LIBOR USD 1 Month + 0.25%), 2.58%, 10/15/2019(c)	5,000,000	5,001,365
Cooperatieve Rabobank UA, London (ICE LIBOR USD 1 Month + 0.19%), 2.45%, 4/24/2020(c)	5,000,000	5,000,500
Credit Agricole CIB, New York (ICE LIBOR USD 1 Month + 0.21%), 2.48%, 12/20/2019(c)	5,000,000	5,002,225
Mitsubishi UFJ Trust & Banking Corp. 2.52%, 8/30/2019	2,000,000	1,995,966
2.42%, 9/13/2019	5,000,234	4,985,869
MUFG Bank Ltd., New York Branch (ICE LIBOR USD 3 Month + 0.10%), 2.38%, 10/24/2019(c)	2,500,000	2,499,332
Royal Bank of Canada, New York (ICE LIBOR USD 1 Month + 0.21%), 2.52%, 9/17/2019(c)	3,000,000	3,000,000
Societe Generale, New York (ICE LIBOR USD 3 Month + 0.20%), 2.54%, 8/5/2019(c)	4,000,000	4,000,096
(ICE LIBOR USD 3 Month + 0.20%), 2.58%, 8/21/2019(c)	3,000,000	3,000,235
Standard Chartered, New York 2.69%, 8/14/2019	4,000,000	4,000,000

Investments	Principal Amount ($)	Value ($)
Svenska Handelsbanken, New York (ICE LIBOR USD 1 Month + 0.16%), 2.60%, 7/8/2020(c)	2,010,000	2,008,927
Toronto-Dominion Bank, New York (ICE LIBOR USD 1 Month + 0.21%), 2.52%, 9/17/2019(c)	3,000,000	3,000,000
Union Bank of Switzerland, Stamford (ICE LIBOR USD 1 Month + 0.12%), 2.50%, 8/14/2019(c)	2,200,000	2,199,955
Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.21%), 2.48%, 10/25/2019(c)	3,000,000	3,001,287
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.30%), 2.69%, 2/14/2020(c)	4,000,000	3,999,987

TOTAL CERTIFICATES OF DEPOSIT (Cost $64,692,478)		64,698,315

COMMERCIAL PAPER - 1.1%
Agricultural Bank of China Ltd., New York Branch 2.59%, 9/10/2019(d)	4,000,000	3,988,578
Bank of China, Hong Kong Branch 2.64%, 8/26/2019	2,000,000	1,996,361
Bank of Nova Scotia, Houston (ICE LIBOR USD 1 Month + 0.17%), 2.50%, 5/15/2020(c)(d)	2,500,000	2,500,918
Toyota Motor Credit Corp. 2.65%, 8/29/2019	5,000,000	4,989,811
UBS AG, London (ICE LIBOR USD 1 Month + 0.24%), 2.50%, 1/27/2020(c)(d)	6,000,000	6,000,000

TOTAL COMMERCIAL PAPER (Cost $19,474,750)		19,475,668

REPURCHASE AGREEMENTS - 7.6%
BofA Securities, Inc., 2.82%, dated 7/31/2019, due 10/31/2019, repurchase price $8,057,653, collateralized by various Common Stocks; total market value $8,725,189	8,000,000	8,000,000
Citadel Clearing LLC, 2.98%, dated 7/31/2019, due 10/31/2019, repurchase price $5,038,078, collateralized by various Common Stocks; total market value $5,470,395	5,000,000	5,000,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $16,313,403, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $16,506,114	16,312,257	16,312,257
NatWest Markets Securities, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $52,843,713, collateralized by various U.S. Treasury Securities, ranging from 1.25% - 3.00%, maturing 8/31/2019 - 10/31/2025; total market value $53,545,174	52,840,000	52,840,000
Nomura Securities Co., Ltd., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $35,002,460, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.63%, maturing 8/15/2019 - 5/15/2049; total market value $35,999,150	35,000,000	35,000,000
Societe Generale, 2.48%, dated 7/31/2019, due 8/1/2019, repurchase price $9,500,654, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 2.75%, maturing 4/30/2021 - 9/15/2021; Common Stocks; total market value $10,438,908	9,500,000	9,500,000

TOTAL REPURCHASE AGREEMENTS (Cost $126,652,257)		126,652,257

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $210,819,485)		210,826,240

Total Investments - 111.9% (Cost $1,593,012,312)		1,866,024,022
Liabilities in excess of other assets - (11.9%)		(198,776,000)

Net Assets - 100.0%		1,667,248,022

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $223,882,273, collateralized in the form of cash with a value of $210,722,954 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $17,577,197 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 8, 2019 – May 15, 2049 and $2,689,037 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $230,989,188.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $210,826,240.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2019.
(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	81	09/20/2019	USD	$12,078,315	$288,972

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Aerospace & Defense - 2.2%
Boeing Co. (The)	6,265	2,137,493
Lockheed Martin Corp.	18,795	6,806,985

		8,944,478

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.(a)	22,912	1,918,422
Expeditors International of Washington, Inc.	27,566	2,104,664

		4,023,086

Banks - 4.7%
Bank of America Corp.	67,662	2,075,870
Citigroup, Inc.	6,086	433,080
Fifth Third Bancorp	10,382	308,241
Investors Bancorp, Inc.	9,308	105,739
JPMorgan Chase & Co.	30,967	3,592,172
PacWest Bancorp	13,962	539,352
Wells Fargo & Co.	246,841	11,949,573

		19,004,027

Beverages - 1.0%
Coca-Cola Co. (The)	18,616	979,760
PepsiCo, Inc.	22,912	2,928,383

		3,908,143

Biotechnology - 1.5%
AbbVie, Inc.	92,185	6,141,365

Capital Markets - 2.1%
Intercontinental Exchange, Inc.	7,697	676,258
Invesco Ltd.	35,621	683,567
Lazard Ltd., Class A	23,986	928,498
MarketAxess Holdings, Inc.	5,728	1,930,565
MSCI, Inc.	11,635	2,643,937
T. Rowe Price Group, Inc.	12,530	1,420,777
Virtu Financial, Inc., Class A	10,561	228,963

		8,512,565

Chemicals - 0.5%
Dow, Inc.	22,912	1,109,857
LyondellBasell Industries NV, Class A	9,308	778,987

		1,888,844

Commercial Services & Supplies - 0.2%
Rollins, Inc.(a)	12,351	414,129
Waste Management, Inc.	3,938	460,746

		874,875

Communications Equipment - 4.0%
Cisco Systems, Inc.	246,304	13,645,242
Motorola Solutions, Inc.	16,289	2,703,322

		16,348,564

Consumer Finance - 1.3%
Santander Consumer USA Holdings, Inc.	78,223	2,104,981

Investments	Shares	Value ($)
Synchrony Financial	86,636	3,108,500

		5,213,481

Diversified Consumer Services - 0.5%
H&R Block, Inc.(a)	71,958	1,992,517

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	153,045	5,211,183
CenturyLink, Inc.(a)	93,080	1,125,337
Verizon Communications, Inc.	96,123	5,312,718

		11,649,238

Electric Utilities - 4.0%
American Electric Power Co., Inc.	10,024	880,208
Edison International	16,110	1,200,839
Exelon Corp.	65,156	2,935,929
FirstEnergy Corp.	8,592	377,790
OGE Energy Corp.(a)	42,781	1,837,444
Pinnacle West Capital Corp.	6,981	636,807
Portland General Electric Co.	41,528	2,277,811
PPL Corp.	74,106	2,195,761
Southern Co. (The)	68,020	3,822,724

		16,165,313

Electrical Equipment - 0.5%
Eaton Corp. plc	24,702	2,030,257

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	24,881	2,939,939

Entertainment - 0.9%
Activision Blizzard, Inc.	44,392	2,163,666
Viacom, Inc., Class B	56,564	1,716,717

		3,880,383

Equity Real Estate Investment Trusts (REITs) - 5.5%
Brixmor Property Group, Inc.(a)	121,541	2,306,848
CubeSmart	20,764	704,938
EPR Properties(a)	17,184	1,279,005
HCP, Inc.	52,268	1,668,917
Healthcare Trust of America, Inc., Class A	2,685	72,307
Kimco Realty Corp.(a)	173,630	3,335,432
Macerich Co. (The)(a)	179	5,916
Medical Properties Trust, Inc.(a)	101,314	1,772,995
Omega Healthcare Investors, Inc.	4,296	155,945
Public Storage	9,666	2,346,518
Retail Properties of America, Inc., Class A	8,055	97,949
Senior Housing Properties Trust	92,364	757,385
Simon Property Group, Inc.(a)	13,246	2,148,501
Spirit Realty Capital, Inc.(a)	49,583	2,187,602
Ventas, Inc.	3,580	240,898
VEREIT, Inc.	54,953	501,172
Weingarten Realty Investors	44,392	1,238,981
WP Carey, Inc.	20,048	1,734,954

		22,556,263

Food & Staples Retailing - 1.9%
Sysco Corp.	29,893	2,049,763

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Walmart, Inc.	50,478	5,571,762

		7,621,525

Food Products - 0.2%
Kellogg Co.	11,993	698,232

Health Care Equipment & Supplies - 0.4%
Medtronic plc	2,327	237,214
ResMed, Inc.	10,561	1,359,201

		1,596,415

Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	15,036	1,310,387
Anthem, Inc.	2,064	608,075
Cardinal Health, Inc.	35,442	1,620,763
UnitedHealth Group, Inc.	19,332	4,813,861

		8,353,086

Hotels, Restaurants & Leisure - 4.0%
Cracker Barrel Old Country Store, Inc.(a)	3,222	559,694
Darden Restaurants, Inc.(a)	5,728	696,296
Las Vegas Sands Corp.	17,363	1,049,420
McDonald’s Corp.	6,192	1,304,778
Starbucks Corp.	87,531	8,288,310
Vail Resorts, Inc.	3,222	794,287
Wyndham Destinations, Inc.	50,836	2,392,342
Yum! Brands, Inc.	12,709	1,430,017

		16,515,144

Household Products - 3.9%
Clorox Co. (The)(a)	9,308	1,513,481
Colgate-Palmolive Co.	54,953	3,942,328
Kimberly-Clark Corp.	25,597	3,472,233
Procter & Gamble Co. (The)	57,996	6,845,848

		15,773,890

Industrial Conglomerates - 0.8%
3M Co.	17,900	3,127,488

Insurance - 4.0%
Aflac, Inc.	50,299	2,647,739
Allstate Corp. (The)	16,647	1,787,888
Fidelity National Financial, Inc.	45,287	1,941,907
First American Financial Corp.	32,399	1,873,310
Marsh & McLennan Cos., Inc.	28,282	2,794,262
Principal Financial Group, Inc.	1,074	62,335
Progressive Corp. (The)	39,738	3,217,983
Reinsurance Group of America, Inc.	11,814	1,842,039

		16,167,463

IT Services - 4.6%
Broadridge Financial Solutions, Inc.	17,363	2,207,184
International Business Machines Corp.	67,125	9,950,610
Mastercard, Inc., Class A	4,296	1,169,672
Paychex, Inc.(a)	17,721	1,471,729
Visa, Inc., Class A(a)	11,098	1,975,444
Western Union Co. (The)(a)	91,469	1,920,849

		18,695,488

Investments	Shares	Value ($)
Machinery - 1.0%
Cummins, Inc.	10,382	1,702,648
Illinois Tool Works, Inc.	5,907	911,037
Toro Co. (The)(a)	22,554	1,642,382

		4,256,067

Media - 3.2%
Cable One, Inc.	179	217,807
CBS Corp. (Non-Voting), Class B	43,318	2,231,310
Comcast Corp., Class A	112,949	4,876,008
Fox Corp., Class A	11,993	447,579
Interpublic Group of Cos., Inc. (The)(a)	40,096	919,000
Omnicom Group, Inc.(a)	29,893	2,398,017
Tribune Media Co., Class A	41,170	1,913,170

		13,002,891

Metals & Mining - 0.6%
Royal Gold, Inc.(a)	23,091	2,642,765

Multiline Retail - 1.1%
Kohl’s Corp.(a)	39,917	2,149,930
Macy’s, Inc.(a)	35,084	797,459
Nordstrom, Inc.(a)	8,950	296,335
Target Corp.	13,246	1,144,454

		4,388,178

Multi-Utilities - 1.8%
Black Hills Corp.	20,585	1,629,303
Consolidated Edison, Inc.	5,907	501,859
DTE Energy Co.	15,931	2,024,989
NorthWestern Corp.(a)	45,287	3,166,467

		7,322,618

Oil, Gas & Consumable Fuels - 7.3%
Chevron Corp.	44,571	5,487,136
CVR Energy, Inc.	41,170	2,184,892
Equitrans Midstream Corp.(a)	15,573	258,356
Exxon Mobil Corp.	160,026	11,899,533
HollyFrontier Corp.	37,232	1,853,036
Occidental Petroleum Corp.	23,091	1,185,954
Phillips 66	19,690	2,019,406
Plains GP Holdings LP, Class A*(a)	85,204	2,058,529
Valero Energy Corp.(a)	33,115	2,823,054

		29,769,896

Pharmaceuticals - 6.6%
Eli Lilly & Co.	12,709	1,384,645
Johnson & Johnson	107,400	13,985,628
Merck & Co., Inc.	68,020	5,644,980
Pfizer, Inc.	148,212	5,756,554

		26,771,807

Professional Services - 0.2%
Nielsen Holdings plc	23,270	538,933
Thomson Reuters Corp.	7,339	492,961

		1,031,894

Semiconductors & Semiconductor Equipment - 5.5%
Broadcom, Inc.	26,492	7,682,415
Intel Corp.	15,394	778,167
KLA Corp.	15,036	2,049,708
Lam Research Corp.	10,561	2,203,130

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Skyworks Solutions, Inc.	18,079	1,541,777
Texas Instruments, Inc.	64,798	8,100,398

		22,355,595

Software - 4.0%
CDK Global, Inc.(a)	7,160	371,389
Microsoft Corp.	97,376	13,269,427
Oracle Corp.	51,552	2,902,378

		16,543,194

Specialty Retail - 5.0%
Aaron’s, Inc.	27,387	1,726,750
Best Buy Co., Inc.	1,432	109,591
Dick’s Sporting Goods, Inc.(a)	53,879	2,002,682
Foot Locker, Inc.	46,361	1,903,583
Gap, Inc. (The)(a)	70,884	1,382,238
Home Depot, Inc. (The)	44,750	9,562,627
L Brands, Inc.	42,065	1,091,587
Signet Jewelers Ltd.(a)	18,079	327,953
Williams-Sonoma, Inc.	32,757	2,184,237

		20,291,248

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	53,163	11,325,845
Seagate Technology plc	50,299	2,329,347

		13,655,192

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	51,373	826,592
Ralph Lauren Corp.	15,752	1,641,831
Tapestry, Inc.	19,153	592,402

		3,060,825

Tobacco - 2.7%
Altria Group, Inc.	64,798	3,050,042
Philip Morris International, Inc.	94,154	7,872,216

		10,922,258

Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc., Class A	8,592	610,462
WW Grainger, Inc.	8,771	2,552,624

		3,163,086

Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp.	4,475	185,444

TOTAL COMMON STOCKS (Cost $337,549,460)		403,985,027

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 6.3%

REPURCHASE AGREEMENTS - 6.3%
BofA Securities, Inc., 2.82%, dated 7/31/2019, due 10/31/2019, repurchase price $1,007,207, collateralized by various Common Stocks; total market value $1,090,649	1,000,000	1,000,000

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $3,524,934, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $3,566,574	3,524,686	3,524,686
NatWest Markets Securities, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $5,000,351, collateralized by various U.S. Treasury Securities, ranging from 1.25% - 3.00%, maturing 8/31/2019 - 10/31/2025; total market value $5,066,727	5,000,000	5,000,000
Nomura Securities Co., Ltd., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $5,000,351, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.63%, maturing 8/15/2019 - 5/15/2049; total market value $5,142,736	5,000,000	5,000,000
Societe Generale, 2.48%, dated 7/31/2019, due 8/1/2019, repurchase price $11,000,758, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 2.75%, maturing 4/30/2021 - 9/15/2021; Common Stocks; total market value $12,087,157	11,000,000	11,000,000

		25,524,686

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $25,524,686)		25,524,686

Total Investments - 105.3% (Cost $363,074,146)		429,509,713
Liabilities in excess of other assets - (5.3%)		(21,482,471)

Net Assets - 100.0%		408,027,242

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

* Non-income producing security.

(a)   The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $35,621,454, collateralized in the form of cash with a value of $25,524,686 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $12,097,061 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 8, 2019 – May 15, 2049 and $4,678 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $37,626,425.

(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $25,524,686.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	27	09/20/2019	USD	$4,026,105	$94,547

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Aerospace & Defense - 1.7%
Boeing Co. (The)	2,040	696,007
L3Harris Technologies, Inc.	1,008	209,261

		905,268

Automobiles - 0.2%
General Motors Co.	2,592	104,561

Banks - 8.7%
Bank of America Corp.	10,872	333,553
Citigroup, Inc.	13,632	970,053
Huntington Bancshares, Inc.(a)	7,032	100,206
JPMorgan Chase & Co.	17,784	2,062,944
PacWest Bancorp(a)	888	34,304
Popular, Inc.	4,320	248,659
Regions Financial Corp.	21,120	336,442
SunTrust Banks, Inc.	1,392	92,707
Wells Fargo & Co.	9,552	462,412

		4,641,280

Beverages - 0.4%
Coca-Cola Co. (The)	2,448	128,838
PepsiCo, Inc.	696	88,956

		217,794

Biotechnology - 3.8%
AbbVie, Inc.	14,640	975,317
Amgen, Inc.	5,808	1,083,656

		2,058,973

Building Products - 0.5%
Armstrong World Industries, Inc.	2,832	276,715

Capital Markets - 4.1%
Ameriprise Financial, Inc.	2,160	314,301
BlackRock, Inc.	528	246,935
Eaton Vance Corp.(a)	6,384	284,088
Evercore, Inc., Class A	2,832	244,600
Invesco Ltd.(a)	4,440	85,204
Lazard Ltd., Class A	7,920	306,583
LPL Financial Holdings, Inc.	3,552	297,906
Moelis & Co., Class A(a)	840	30,610
T. Rowe Price Group, Inc.	2,976	337,449
TD Ameritrade Holding Corp.	984	50,282

		2,197,958

Chemicals - 1.2%
Chemours Co. (The)(a)	12,216	232,959
Dow, Inc.	1,656	80,217
Huntsman Corp.	11,952	245,614
LyondellBasell Industries NV, Class A	960	80,342

		639,132

Communications Equipment - 3.3%
Cisco Systems, Inc.	31,728	1,757,731

Investments	Shares	Value ($)
Consumer Finance - 1.4%
Discover Financial Services	3,888	348,909
Navient Corp.(a)	6,168	87,277
Santander Consumer USA Holdings, Inc.	12,168	327,441

		763,627

Containers & Packaging - 0.6%
International Paper Co.	6,792	298,237
Packaging Corp. of America	456	46,042

		344,279

Diversified Telecommunication Services - 2.7%
AT&T, Inc.(a)	20,520	698,706
CenturyLink, Inc.(a)	7,704	93,142
Verizon Communications, Inc.	12,312	680,484

		1,472,332

Electrical Equipment - 2.5%
Eaton Corp. plc	3,696	303,774
Emerson Electric Co.	2,832	183,740
Hubbell, Inc.(a)	2,208	286,775
nVent Electric plc	11,112	275,467
Rockwell Automation, Inc.	1,896	304,839

		1,354,595

Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	2,952	348,808

Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.	624	31,000

Entertainment - 0.6%
Viacom, Inc., Class B	9,816	297,916
World Wrestling Entertainment, Inc., Class A(a)	384	27,947

		325,863

Equity Real Estate Investment Trusts (REITs) - 6.1%
Brandywine Realty Trust(a)	1,776	26,196
Brixmor Property Group, Inc.(a)	16,080	305,198
EPR Properties(a)	1,104	82,171
Gaming and Leisure Properties, Inc.	2,304	86,884
Host Hotels & Resorts, Inc.	13,224	229,965
Kimco Realty Corp.(a)	14,400	276,624
Lamar Advertising Co., Class A	3,576	289,370
Medical Properties Trust, Inc.(a)	4,872	85,260
Omega Healthcare Investors, Inc.(a)	1,056	38,333
Outfront Media, Inc.	11,328	307,895
Park Hotels & Resorts, Inc.(a)	8,928	235,788
RLJ Lodging Trust(a)	1,704	29,445
Ryman Hospitality Properties, Inc.(a)	3,360	252,000
Senior Housing Properties Trust	3,648	29,914
Spirit Realty Capital, Inc.(a)	5,856	258,367
VEREIT, Inc.	4,848	44,214
VICI Properties, Inc.(a)	10,776	229,960
Weingarten Realty Investors	8,232	229,755

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
WP Carey, Inc.(a)	2,784	240,927

		3,278,266

Food & Staples Retailing - 0.9%
Walgreens Boots Alliance, Inc.	7,704	419,791
Walmart, Inc.	480	52,982

		472,773

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	6,240	543,504

Health Care Providers & Services - 1.2%
AmerisourceBergen Corp.	384	33,466
Cardinal Health, Inc.	4,656	212,919
Humana, Inc.	504	149,562
UnitedHealth Group, Inc.	912	227,097

		623,044

Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp.	2,016	121,847
Restaurant Brands International, Inc.	1,536	113,203
Wyndham Destinations, Inc.(a)	5,112	240,571

		475,621

Household Durables - 0.2%
Whirlpool Corp.(a)	576	83,796

Household Products - 0.5%
Procter & Gamble Co. (The)	2,472	291,795

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp.	18,000	302,220

Industrial Conglomerates - 0.7%
3M Co.	2,112	369,009

Insurance - 1.9%
Lincoln National Corp.	4,560	297,950
MetLife, Inc.	3,864	190,959
Primerica, Inc.(a)	1,920	235,565
Principal Financial Group, Inc.	1,896	110,044
Prudential Financial, Inc.	1,632	165,338

		999,856

IT Services - 3.8%
Broadridge Financial Solutions, Inc.	1,920	244,070
International Business Machines Corp.	8,256	1,223,870
Mastercard, Inc., Class A	600	163,362
Paychex, Inc.(a)	1,536	127,565
Visa, Inc., Class A(a)	1,584	281,952

		2,040,819

Machinery - 4.8%
Caterpillar, Inc.(a)	5,592	736,298
Cummins, Inc.	2,016	330,624
Dover Corp.(a)	2,688	260,333
Illinois Tool Works, Inc.	2,808	433,078
Ingersoll-Rand plc	840	103,874
Kennametal, Inc.(a)	888	30,707
Oshkosh Corp.(a)	3,168	264,750

Investments	Shares	Value ($)
Parker-Hannifin Corp.	288	50,423
Snap-on, Inc.(a)	1,752	267,373
Timken Co. (The)	1,680	76,793

		2,554,253

Media - 3.0%
CBS Corp. (Non-Voting), Class B	5,976	307,824
Comcast Corp., Class A	13,872	598,854
Interpublic Group of Cos., Inc. (The)(a)	1,848	42,356
New York Times Co. (The), Class A	1,584	56,517
Nexstar Media Group, Inc., Class A(a)	2,664	271,115
Omnicom Group, Inc.(a)	3,552	284,942
Tribune Media Co., Class A(a)	1,536	71,378

		1,632,986

Metals & Mining - 0.9%
Cleveland-Cliffs, Inc.(a)	6,624	70,612
Freeport-McMoRan, Inc.	5,016	55,477
Nucor Corp.	5,712	310,619
United States Steel Corp.(a)	2,016	30,300

		467,008

Multiline Retail - 0.7%
Kohl’s Corp.(a)	3,840	206,822
Macy’s, Inc.(a)	8,616	195,842

		402,664

Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp.	12,456	1,533,458
CVR Energy, Inc.	6,048	320,967
EnLink Midstream LLC	2,496	23,961
Equitrans Midstream Corp.(a)	3,888	64,502
Exxon Mobil Corp.	14,280	1,061,861
Hess Corp.(a)	816	52,909
Murphy Oil Corp.(a)	3,168	76,159
PBF Energy, Inc., Class A(a)	2,688	75,076
Plains GP Holdings LP, Class A*(a)	11,592	280,063
SM Energy Co.(a)	1,704	16,989
Valero Energy Corp.	3,864	329,406

		3,835,351

Paper & Forest Products - 0.5%
Domtar Corp.	6,144	260,813

Pharmaceuticals - 3.8%
Allergan plc	1,128	181,044
Johnson & Johnson	3,744	487,544
Merck & Co., Inc.	8,664	719,025
Pfizer, Inc.	16,992	659,969

		2,047,582

Professional Services - 0.6%
Insperity, Inc.(a)	312	33,181
ManpowerGroup, Inc.	2,928	267,473

		300,654

Road & Rail - 0.4%
Norfolk Southern Corp.	1,128	215,583

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 6.7%
Applied Materials, Inc.	9,288	458,549
Broadcom, Inc.	1,776	515,022
Cypress Semiconductor Corp.	5,616	128,999
Intel Corp.	3,216	162,569
KLA Corp.	1,032	140,682
Lam Research Corp.(a)	1,776	370,491
Maxim Integrated Products, Inc.	4,920	291,215
QUALCOMM, Inc.	2,712	198,410
Texas Instruments, Inc.	9,168	1,146,092
Versum Materials, Inc.	1,464	76,099
Xilinx, Inc.	720	82,231

		3,570,359

Software - 4.9%
Intuit, Inc.	2,208	612,301
Microsoft Corp.	14,616	1,991,722
Oracle Corp.	576	32,429

		2,636,452

Specialty Retail - 5.5%
Best Buy Co., Inc.	4,176	319,590
Home Depot, Inc. (The)	8,832	1,887,310
Lowe’s Cos., Inc.	7,128	722,779

		2,929,679

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	12,768	2,720,095
Hewlett Packard Enterprise Co.	4,320	62,079
HP, Inc.	16,584	348,927
Seagate Technology plc	6,552	303,423

		3,434,524

Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	11,256	256,637

Tobacco - 2.8%
Altria Group, Inc.	6,768	318,570
Philip Morris International, Inc.	14,112	1,179,904

		1,498,474

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	1,128	46,744

TOTAL COMMON STOCKS (Cost $46,095,915)		53,010,382

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 8.0%

REPURCHASE AGREEMENTS - 8.0%
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $2,002,736, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $2,026,395	2,002,596	2,002,596

Investments	Principal Amount ($)	Value ($)
NatWest Markets Securities, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $500,035, collateralized by various U.S. Treasury Securities, ranging from 1.25% - 3.00%, maturing 8/31/2019 - 10/31/2025; total market value $506,673	500,000	500,000
Societe Generale, 2.48%, dated 7/31/2019, due 8/1/2019, repurchase price $1,800,124, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 2.75%, maturing 4/30/2021 - 9/15/2021; Common Stocks; total market value $1,977,898	1,800,000	1,800,000

		4,302,596

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $4,302,596)		4,302,596

Total Investments - 106.9% (Cost $50,398,511)		57,312,978
Liabilities in excess of other assets - (6.9%)		(3,716,729)

Net Assets - 100.0%		53,596,249

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $6,993,228, collateralized in the form of cash with a value of $4,302,596 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,745,691 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from August 8, 2019 – May 15, 2049 and $224,862 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $7,273,149.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $4,302,596.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	3	09/20/2019	USD	$447,345	$13,880

Abbreviations:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.2%

Air Freight & Logistics - 0.6%
Royal Mail plc	1,971,850	5,063,063

Airlines - 0.9%
Aeroflot PJSC	4,091,327	6,898,057

Auto Components - 1.5%
Bridgestone Corp.	174,500	6,589,454
Xinyi Glass Holdings Ltd.(a)	5,584,000	5,671,100

		12,260,554

Automobiles - 2.5%
Ford Otomotiv Sanayi A/S	584,575	6,421,995
Subaru Corp.	244,300	5,725,272
Tofas Turk Otomobil Fabrikasi A/S	2,114,591	7,482,384

		19,629,651

Banks - 10.6%
ABN AMRO Bank NV, CVA(b)	86,203	1,723,772
Agricultural Bank of China Ltd., Class H	4,537,000	1,848,903
Australia & New Zealand Banking Group Ltd.	545,138	10,486,802
Bank of China Ltd., Class H	7,678,000	3,138,722
Bank Polska Kasa Opieki SA	62,471	1,674,062
China Construction Bank Corp., Class H	4,188,000	3,247,507
China Minsheng Banking Corp. Ltd., Class H	2,443,000	1,691,521
Commonwealth Bank of Australia	30,014	1,702,552
Danske Bank A/S	197,534	2,952,709
ING Groep NV	373,430	4,187,706
National Australia Bank Ltd.	262,797	5,164,097
National Bank of Canada(a)	72,941	3,548,316
Nordea Bank Abp	326,664	2,111,211
Royal Bank of Canada	214,286	17,007,110
Skandinaviska Enskilda Banken AB, Class A	687,181	6,522,852
Societe Generale SA	84,458	2,088,059
Swedbank AB, Class A	420,894	5,800,200
Toronto-Dominion Bank (The)	3,141	184,540
VTB Bank PJSC	3,758,931,722	2,518,696
Westpac Banking Corp.	330,154	6,519,555

		84,118,892

Beverages - 0.0%(c)
Diageo plc	4,537	191,298

Capital Markets - 3.6%
CI Financial Corp.	367,148	5,720,480
IG Group Holdings plc	957,307	6,702,494
IGM Financial, Inc.	214,635	5,959,404
Macquarie Group Ltd.	78,874	7,001,527

Investments	Shares	Value ($)
Moscow Exchange MICEX-RTS PJSC	146,231	214,779
Natixis SA	261,401	1,059,982
SBI Holdings, Inc.	69,800	1,603,326

		28,261,992

Chemicals - 1.4%
Mitsubishi Chemical Holdings Corp.	279,200	1,997,022
Mitsubishi Gas Chemical Co., Inc.	104,700	1,405,965
Showa Denko KK(a)	209,400	5,685,574
Sinopec Shanghai Petrochemical Co. Ltd., Class H	6,282,000	2,198,889

		11,287,450

Commercial Services & Supplies - 0.7%
Edenred	107,143	5,420,675

Diversified Financial Services - 0.7%
AMP Ltd.(a)	1,061,309	1,309,398
Banca Mediolanum SpA	235,575	1,695,700
Mitsubishi UFJ Lease & Finance Co. Ltd.	139,600	747,019
REC Ltd.	762,216	1,554,129

		5,306,246

Diversified Telecommunication Services - 3.4%
BT Group plc	835,855	1,977,125
O2 Czech Republic A/S	528,386	5,041,075
Proximus SADP	158,446	4,553,240
Spark New Zealand Ltd.	2,190,673	5,754,459
Telefonica Deutschland Holding AG	511,983	1,300,265
Telenor ASA	308,167	6,319,593
Telia Co. AB	459,982	2,069,000

		27,014,757

Electric Utilities - 2.5%
Endesa SA	238,716	5,940,326
Federal Grid Co. Unified Energy System PJSC	2,135,831,838	6,195,941
Red Electrica Corp. SA	79,223	1,508,338
SSE plc	475,338	6,405,213

		20,049,818

Electrical Equipment - 0.6%
Mitsubishi Electric Corp.	104,700	1,381,375
Signify NV(b)	135,063	3,691,808

		5,073,183

Electronic Equipment, Instruments & Components - 0.9%
AU Optronics Corp.	4,537,000	1,206,637
Innolux Corp.	4,537,000	1,054,896
Yageo Corp.*	582,000	4,978,598

		7,240,131

Entertainment - 1.0%
Nintendo Co. Ltd.	21,000	7,755,929

Equity Real Estate Investment Trusts (REITs) - 1.2%
Covivio(a)	15,014	1,543,777

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Hui Xian REIT	3,141,000	1,560,122
Hyprop Investments Ltd.	248,837	1,222,788
ICADE	19,544	1,708,183
Klepierre SA	53,048	1,644,332
Redefine Properties Ltd.	2,531,646	1,571,813

		9,251,015

Food & Staples Retailing - 1.0%
Casino Guichard Perrachon SA(a)	46,417	1,726,135
President Chain Store Corp.	617,000	5,952,630

		7,678,765

Food Products - 2.6%
Nestle SA (Registered)	78,525	8,383,932
Salmar ASA	126,338	5,890,839
Uni-President Enterprises Corp.	2,305,000	5,989,420

		20,264,191

Gas Utilities - 0.2%
Naturgy Energy Group SA	65,263	1,664,002

Hotels, Restaurants & Leisure - 0.9%
Sands China Ltd.	1,256,400	6,115,157
Tsogo Sun Gaming Ltd.(a)	980,386	971,827

		7,086,984

Household Durables - 1.4%
Persimmon plc	233,132	5,734,861
Taylor Wimpey plc	2,732,670	5,413,856

		11,148,717

Insurance - 8.6%
Admiral Group plc	76,780	2,037,267
Aegon NV(a)	418,692	2,087,051
Allianz SE (Registered)	50,605	11,854,695
BB Seguridade Participacoes SA	732,900	6,320,790
Direct Line Insurance Group plc	1,113,310	4,394,932
Legal & General Group plc	657,516	2,107,740
MS&AD Insurance Group Holdings, Inc.	174,500	5,755,326
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	29,665	7,193,719
Orange Life Insurance Ltd.(b)	71,196	1,709,041
Poste Italiane SpA(b)	587,716	6,321,147
Powszechny Zaklad Ubezpieczen SA	354,584	3,851,440
Sampo OYJ, Class A	66,659	2,795,797
Tokio Marine Holdings, Inc.	117,800	6,289,538
Zurich Insurance Group AG	15,007	5,252,450

		67,970,933

Interactive Media & Services - 0.8%
Tencent Holdings Ltd.	139,600	6,566,349

IT Services - 0.2%
Nomura Research Institute Ltd.	82,800	1,478,694

Machinery - 2.5%
Atlas Copco AB, Class A	25,128	777,953
Atlas Copco AB, Class B	15,356	423,872
FANUC Corp.	41,600	7,482,827
Komatsu Ltd.	104,700	2,358,221

Investments	Shares	Value ($)
Kone OYJ, Class B	50,605	2,907,330
OC Oerlikon Corp. AG (Registered)	148,325	1,600,112
Sinotruk Hong Kong Ltd.(a)	3,141,000	4,662,607

		20,212,922

Marine - 0.2%
Kuehne + Nagel International AG (Registered)	13,611	2,017,590

Media - 2.0%
Eutelsat Communications SA	333,295	6,427,290
ITV plc(a)	1,130,760	1,536,168
ProSiebenSat.1 Media SE	95,975	1,253,451
RTL Group SA(a)	32,457	1,610,293
Smiles Fidelidade SA	453,700	4,754,529

		15,581,731

Metals & Mining - 6.2%
BHP Group Ltd.	49,558	1,392,274
BHP Group plc	143,439	3,484,927
Eregli Demir ve Celik Fabrikalari TAS	3,632,392	4,852,551
Evraz plc	791,183	6,306,654
Kumba Iron Ore Ltd.	78,874	2,651,235
Magnitogorsk Iron & Steel Works PJSC	8,406,014	5,682,864
Novolipetsk Steel PJSC	2,374,247	5,648,557
Rio Tinto plc	129,479	7,448,235
Severstal PJSC	383,202	6,215,572
Vedanta Ltd.	2,447,537	5,483,252

		49,166,121

Multiline Retail - 0.4%
Wesfarmers Ltd.	109,586	2,960,105

Multi-Utilities - 1.2%
AGL Energy Ltd.	394,370	5,700,055
Centrica plc	1,468,592	1,368,084
Engie SA	171,359	2,655,812

		9,723,951

Oil, Gas & Consumable Fuels - 8.7%
Aker BP ASA(a)	190,554	5,467,740
BP plc	1,845,163	12,329,053
Bukit Asam Tbk. PT	29,665,000	5,798,823
China Petroleum & Chemical Corp., Class H	2,792,000	1,804,765
Eni SpA	240,112	3,797,307
Equinor ASA	226,501	4,098,107
Formosa Petrochemical Corp.	947,000	3,228,184
Inter Pipeline Ltd.(a)	110,633	1,871,194
Lundin Petroleum AB	57,934	1,845,549
Pilipinas Shell Petroleum Corp.	6,561,200	4,957,566
Royal Dutch Shell plc, Class A	64,565	2,050,729
Royal Dutch Shell plc, Class B	34,551	1,101,013
TC Energy Corp.	87,948	4,327,914
TOTAL SA	125,291	6,561,336
Tupras Turkiye Petrol Rafinerileri A/S	290,717	7,317,909
Vermilion Energy, Inc.(a)	73,290	1,319,962
Woodside Petroleum Ltd.	25,477	609,333

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Yanzhou Coal Mining Co. Ltd., Class H	698,000	620,611

		69,107,095

Paper & Forest Products - 0.6%
UPM-Kymmene OYJ	177,990	4,845,356

Personal Products - 2.4%
L’Oreal SA	2,094	564,213
Pola Orbis Holdings, Inc.	56,300	1,422,343
Unilever NV	287,227	16,735,058

		18,721,614

Pharmaceuticals - 6.4%
AstraZeneca plc	2,443	211,218
GlaxoSmithKline plc	945,092	19,702,791
Livzon Pharmaceutical Group, Inc., Class H	590,620	1,445,634
Novartis AG (Registered)	78,525	7,254,441
Orion OYJ, Class B	179,386	6,193,577
Roche Holding AG	39,088	10,528,096
Roche Holding AG - BR	1,047	282,373
Sanofi	58,632	4,926,094

		50,544,224

Professional Services - 0.2%
Adecco Group AG (Registered)	32,806	1,804,661

Real Estate Management & Development - 3.1%
Agile Group Holdings Ltd.	1,396,000	1,815,465
China Evergrande Group(a)	1,745,000	4,659,040
Daito Trust Construction Co. Ltd.	5,800	751,877
Land & Houses PCL, NVDR	17,170,800	6,308,894
Logan Property Holdings Co. Ltd.	4,188,000	6,398,712
SOHO China Ltd.	4,711,500	1,516,752
Wharf Holdings Ltd. (The)	571,000	1,396,152
Yuzhou Properties Co. Ltd.	3,490,000	1,654,071

		24,500,963

Road & Rail - 0.9%
Aurizon Holdings Ltd.	1,706,610	6,775,378

Semiconductors & Semiconductor Equipment - 2.8%
Disco Corp.(a)	34,900	6,502,666
Novatek Microelectronics Corp.	1,047,000	5,589,298
Taiwan Semiconductor Manufacturing Co. Ltd.	512,222	4,274,625
Tokyo Electron Ltd.	17,600	3,030,458
Vanguard International Semiconductor Corp.	1,396,000	2,841,788

		22,238,835

Software - 0.8%
Oracle Corp. Japan	10,300	861,377
SAP SE	6,980	868,235
Trend Micro, Inc.	104,700	4,594,939

		6,324,551

Specialty Retail - 0.9%
Hennes & Mauritz AB, Class B	387,390	6,810,818

Technology Hardware, Storage & Peripherals - 2.4%
Brother Industries Ltd.	139,600	2,500,778

Investments	Shares	Value ($)
Canon, Inc.	244,300	6,683,796
Chicony Electronics Co. Ltd.	698,000	1,782,290
Compal Electronics, Inc.	2,792,000	1,714,949
Inventec Corp.	2,094,000	1,569,044
Lite-On Technology Corp.	1,047,000	1,491,602
Samsung Electronics Co. Ltd.	77,827	2,983,226

		18,725,685

Textiles, Apparel & Luxury Goods - 1.8%
HUGO BOSS AG	77,129	4,908,639
Kering SA	9,074	4,743,355
LVMH Moet Hennessy Louis Vuitton SE	349	145,833
Ruentex Industries Ltd.*	2,094,000	4,478,172

		14,275,999

Tobacco - 1.8%
British American Tobacco plc	35,249	1,274,102
Imperial Brands plc	243,602	6,248,934
Japan Tobacco, Inc.	279,200	6,221,730
KT&G Corp.	2,094	170,444

		13,915,210

Trading Companies & Distributors - 1.6%
ITOCHU Corp.	139,600	2,676,926
Marubeni Corp.	837,600	5,477,283
Mitsui & Co. Ltd.	174,500	2,859,180
Sumitomo Corp.	139,600	2,087,410

		13,100,799

Transportation Infrastructure - 1.6%
Aena SME SA(b)	33,504	6,121,480
Sydney Airport	714,403	4,116,483
TAV Havalimanlari Holding A/S	586,320	2,646,043

		12,884,006

Wireless Telecommunication Services - 1.9%
Intouch Holdings PCL, NVDR	1,326,200	2,748,992
NTT DOCOMO, Inc.	314,100	7,565,015
Vodafone Group plc	2,524,317	4,638,822

		14,952,829

TOTAL COMMON STOCKS (Cost $782,695,252)		777,871,789

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.3%

REPURCHASE AGREEMENTS - 1.3%
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $7,008,540, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $7,091,332	7,008,048	7,008,048

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
NatWest Markets Securities, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $3,000,211, collateralized by various U.S. Treasury Securities, ranging from 1.25% - 3.00%, maturing 8/31/2019 - 10/31/2025; total market value $3,040,036	3,000,000	3,000,000

		10,008,048

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $10,008,048)		10,008,048

Total Investments - 99.5% (Cost $792,703,300)		787,879,837
Other Assets Less Liabilities - 0.5%		4,207,571

Net Assets - 100.0%		792,087,408

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $26,876,753, collateralized in the form of cash with a value of $10,008,048 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,359,732 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from August 22, 2019 – February 15, 2049 and $16,007,576 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $28,375,356.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $10,008,048.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	96	09/20/2019	EUR	$3,700,407	$69,907
FTSE 100 Index	27	09/20/2019	GBP	2,491,247	68,769
Hang Seng Index	2	08/29/2019	HKD	354,591	(7,495)
MSCI Emerging Markets E-Mini Index	60	09/20/2019	USD	3,076,800	12,700
S&P/TSX 60 Index	6	09/19/2019	CAD	894,186	6,158
SPI 200 Index	10	09/19/2019	AUD	1,163,454	38,100
TOPIX Index	16	09/12/2019	JPY	2,307,714	45,634

					$233,773

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	274,850	Toronto-Dominion Bank (The)	USD	207,391	09/18/2019	$2,105
HKD	5,880,120	Citibank NA	USD	750,752	09/18/2019	707
RUB*	31,056,204	Goldman Sachs & Co.	USD	475,284	09/18/2019	11,120
TWD*	21,595,322	Morgan Stanley	USD	689,290	09/18/2019	7,048
USD	323,667	JPMorgan Chase Bank	AUD	464,658	09/18/2019	2,879
USD	21,582	Citibank NA	CZK	487,680	09/18/2019	415
USD	316,000	UBS AG	CZK	7,139,328	09/18/2019	6,139
USD	800,000	Toronto-Dominion Bank (The)	EUR	701,995	09/18/2019	15,377
USD	666,342	Toronto-Dominion Bank (The)	GBP	521,340	09/18/2019	26,499
USD	600,000	Morgan Stanley	HKD	4,686,749	09/18/2019	1,050
USD	283,994	Citibank NA	JPY	30,583,923	09/18/2019	1,300
USD	253,133	Toronto-Dominion Bank (The)	KRW*	298,079,395	09/18/2019	811
USD	1,321,000	BNP Paribas SA	TWD*	40,867,785	09/18/2019	3,225
ZAR	7,952,926	Morgan Stanley	USD	550,000	09/18/2019	7,805

Total unrealized appreciation						$86,480

EUR	643,204	Citibank NA	USD	731,392	09/18/2019	$(12,479)
JPY	15,491,349	JPMorgan Chase Bank	USD	144,000	09/18/2019	(810)
JPY	53,512,800	Toronto-Dominion Bank (The)	USD	500,000	09/18/2019	(5,369)
NOK	902,040	Citibank NA	USD	104,716	09/18/2019	(1,871)
RUB*	21,105,704	BNP Paribas SA	USD	332,000	09/18/2019	(1,441)
SEK	32,751	Citibank NA	USD	3,494	09/18/2019	(68)
SGD	17,194	Citibank NA	USD	12,624	09/18/2019	(51)
USD	712,491	Goldman Sachs & Co.	BRL*	2,783,346	09/18/2019	(24,664)
USD	103,351	Morgan Stanley	CHF	101,919	09/18/2019	(67)
USD	180,000	Citibank NA	HKD	1,408,494	09/18/2019	(1)
USD	104,520	Toronto-Dominion Bank (The)	INR*	7,340,681	09/18/2019	(1,667)
USD	1,000,000	Goldman Sachs & Co.	RUB*	63,995,778	09/18/2019	(2,306)
USD	561,337	Citibank NA	ZAR	8,352,598	09/18/2019	(24,501)

Total unrealized depreciation						$(75,295)

Net unrealized appreciation						$11,185

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CZK — Czech Koruna
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
NOK — Norwegian Krone
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2019:

Australia	6.8%
Belgium	0.8
Brazil	1.4
Canada	5.0
China	5.7
Czech Republic	0.6
Denmark	0.4
Finland	2.1
France	5.2
Germany	3.5
Hong Kong	1.7
India	0.9
Indonesia	0.7
Italy	1.5
Japan	13.8
Netherlands	3.6
New Zealand	0.7
Norway	2.8
Philippines	0.6
Poland	0.7
Russia	4.2
South Africa	0.8
South Korea	0.6
Spain	1.9
Sweden	3.3
Switzerland	4.7
Taiwan	5.8
Thailand	1.2
Turkey	3.6
United Kingdom	13.6
Other[1]	1.8

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.3%

Air Freight & Logistics - 0.6%
Royal Mail plc	209,313	537,447

Airlines - 1.5%
Aeroflot PJSC	415,194	700,025
Japan Airlines Co. Ltd.	17,100	539,735

		1,239,760

Auto Components - 1.2%
Bridgestone Corp.	18,400	694,819
Nokian Renkaat OYJ	10,101	292,071

		986,890

Automobiles - 1.7%
Ford Otomotiv Sanayi A/S	14,079	154,669
Subaru Corp.	28,500	667,909
Tofas Turk Otomobil Fabrikasi A/S	173,901	615,341

		1,437,919

Banks - 11.4%
ABN AMRO Bank NV, CVA(a)(b)	9,828	196,527
Aozora Bank Ltd.	7,100	163,351
Australia & New Zealand Banking Group Ltd.	59,319	1,141,118
Bank of China Ltd., Class H	1,053,000	430,460
Bank of Communications Co. Ltd., Class H	156,000	114,192
Bank Polska Kasa Opieki SA	5,928	158,855
China Minsheng Banking Corp. Ltd., Class H	253,500	175,522
Commonwealth Bank of Australia	18,213	1,033,138
Danske Bank A/S	39,741	594,043
DNB ASA	13,065	236,163
Grupo Financiero Banorte SAB de CV, Class O	117,000	594,669
National Australia Bank Ltd.	28,119	552,553
National Bank of Canada(a)	9,828	478,097
Nordea Bank Abp	33,657	217,523
Royal Bank of Canada	20,436	1,621,932
Sberbank of Russia PJSC	41,067	151,176
Skandinaviska Enskilda Banken AB, Class A	69,732	661,909
Societe Generale SA	8,697	215,016
Swedbank AB, Class A	44,772	616,988
Toronto-Dominion Bank (The)	702	41,244
Westpac Banking Corp.	12,870	254,144

		9,648,620

Beverages - 0.8%
Coca-Cola Amatil Ltd.	86,268	631,467
Diageo plc	195	8,222

		639,689

Capital Markets - 1.6%
CI Financial Corp.	12,051	187,765
IG Group Holdings plc	101,634	711,581

Investments	Shares	Value ($)
IGM Financial, Inc.	2,145	59,556
Natixis SA	27,495	111,492
Singapore Exchange Ltd.	42,900	248,269

		1,318,663

Chemicals - 0.3%
Israel Chemicals Ltd.	4,719	25,694
Sinopec Shanghai Petrochemical Co. Ltd., Class H	702,000	245,721

		271,415

Commercial Services & Supplies - 0.2%
Edenred	741	37,489
Societe BIC SA	2,028	142,027

		179,516

Construction & Engineering - 0.0%(c)
HOCHTIEF AG	156	17,855

Diversified Financial Services - 0.4%
AMP Ltd.(a)	122,499	151,134
Banca Mediolanum SpA	21,528	154,961

		306,095

Diversified Telecommunication Services - 4.3%
BCE, Inc.	4,446	201,926
BT Group plc	65,013	153,781
Deutsche Telekom AG (Registered)	33,696	558,255
Nippon Telegraph & Telephone Corp.	6,900	312,796
O2 Czech Republic A/S	57,993	553,283
Proximus SADP	6,240	179,318
Spark New Zealand Ltd.	232,635	611,086
Telefonica Deutschland Holding AG	51,558	130,940
Telenor ASA	33,345	683,807
Telia Co. AB	49,101	220,856

		3,606,048

Electric Utilities - 4.5%
Emera, Inc.(a)	4,758	198,560
Endesa SA	25,857	643,438
Enel SpA	168,168	1,160,690
Federal Grid Co. Unified Energy System PJSC	234,373,737	679,906
Fortis, Inc.(a)	5,444	215,662
Fortum OYJ	9,165	212,250
SSE plc	50,193	676,354

		3,786,860

Electrical Equipment - 0.9%
Signify NV(b)	1,989	54,367
Vestas Wind Systems A/S	8,580	709,771

		764,138

Electronic Equipment, Instruments & Components - 0.9%
AU Optronics Corp.	468,000	124,467
Kingboard Laminates Holdings Ltd.	19,500	16,242
Yageo Corp.*	78,000	667,235

		807,944

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 2.1%
Growthpoint Properties Ltd.	114,504	192,755
H&R REIT	10,569	182,542
Hui Xian REIT	351,032	174,356
Hyprop Investments Ltd.	33,735	165,774
Japan Retail Fund Investment Corp.	19	38,289
Klepierre SA	5,421	168,035
Link REIT	41,500	484,562
Redefine Properties Ltd.	225,459	139,980
RioCan REIT	9,438	187,014
Scentre Group	8,619	23,703

		1,757,010

Food & Staples Retailing - 0.9%
Casino Guichard Perrachon SA(a)	4,758	176,939
President Chain Store Corp.	65,000	627,100

		804,039

Food Products - 4.1%
Nestle SA (Registered)	18,447	1,969,543
Orkla ASA	23,439	201,447
Salmar ASA	13,416	625,556
Uni-President Enterprises Corp.	273,000	709,376

		3,505,922

Hotels, Restaurants & Leisure - 1.0%
Crown Resorts Ltd.	21,840	178,531
Sands China Ltd.	140,000	681,409
Tsogo Sun Gaming Ltd.	9,834	9,748

		869,688

Household Durables - 1.8%
Persimmon plc	24,648	606,321
Taylor Wimpey plc	307,281	608,773
Woongjin Coway Co. Ltd.	3,861	273,804

		1,488,898

Insurance - 8.5%
Admiral Group plc	8,424	223,521
Aegon NV	45,521	226,908
Ageas	8,268	448,036
Allianz SE (Registered)	507	118,770
Assicurazioni Generali SpA	14,937	280,064
BB Seguridade Participacoes SA	15,600	134,540
Direct Line Insurance Group plc	154,752	610,903
Japan Post Holdings Co. Ltd.	19,800	194,763
Legal & General Group plc	74,490	238,786
MS&AD Insurance Group Holdings, Inc.	21,800	719,003
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,198	775,510
Orange Life Insurance Ltd.(b)	1,794	43,065
Poste Italiane SpA(b)	63,687	684,982
Power Financial Corp.	8,073	177,610
Powszechny Zaklad Ubezpieczen SA	60,294	654,905
Sampo OYJ, Class A	15,678	657,563
Tokio Marine Holdings, Inc.	7,800	416,455
Zurich Insurance Group AG	1,599	559,650

		7,165,034

Investments	Shares	Value ($)
Interactive Media & Services - 0.8%
Tencent Holdings Ltd.	14,000	658,516

IT Services - 0.8%
Larsen & Toubro Infotech Ltd.(b)	4,290	94,400
Otsuka Corp.	15,600	621,414

		715,814

Machinery - 2.2%
FANUC Corp.	4,100	737,490
Kone OYJ, Class B	12,285	705,791
OC Oerlikon Corp. AG (Registered)	14,859	160,297
Sinotruk Hong Kong Ltd.(a)	175,500	260,518

		1,864,096

Media - 1.8%
Eutelsat Communications SA	35,334	681,384
Lagardere SCA	2,886	65,872
ProSiebenSat.1 Media SE	11,115	145,164
RTL Group SA(a)	3,237	160,598
Smiles Fidelidade SA	48,900	512,445

		1,565,463

Metals & Mining - 6.2%
Alrosa PJSC	92,313	118,616
Alumina Ltd.	373,815	602,906
Eregli Demir ve Celik Fabrikalari TAS	497,211	664,229
Evraz plc	86,736	691,387
Kumba Iron Ore Ltd.(a)	17,199	578,120
Maanshan Iron & Steel Co. Ltd., Class H(a)	234,000	89,679
Magnitogorsk Iron & Steel Works PJSC	922,545	623,684
Novolipetsk Steel PJSC	257,556	612,750
Rio Tinto plc	10,179	585,544
Severstal PJSC	15,422	250,146
Severstal PJSC, GDR(b)	26,464	425,806

		5,242,867

Multiline Retail - 0.4%
Wesfarmers Ltd.	11,973	323,411

Multi-Utilities - 0.9%
AGL Energy Ltd.	21,762	314,539
Centrica plc	168,597	157,058
Engie SA	19,344	299,804

		771,401

Oil, Gas & Consumable Fuels - 8.8%
BP plc	200,265	1,338,135
Bukit Asam Tbk. PT	2,187,900	427,684
China Petroleum & Chemical Corp., Class H	312,000	201,679
China Shenhua Energy Co. Ltd., Class H	182,500	363,699
Coal India Ltd.	170,274	506,106
Eni SpA	26,832	424,341
Equinor ASA	14,313	258,967
Hindustan Petroleum Corp. Ltd.	35,334	136,667

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Inter Pipeline Ltd.(a)	12,714	215,039
Neste OYJ	18,954	632,890
Pilipinas Shell Petroleum Corp.	702,090	530,491
Royal Dutch Shell plc, Class A	7,527	239,074
Royal Dutch Shell plc, Class B	2,613	83,267
TOTAL SA	21,610	1,131,689
Tupras Turkiye Petrol Rafinerileri A/S	30,849	776,529
Vermilion Energy, Inc.(a)	7,332	132,050

		7,398,307

Personal Products - 0.6%
L’Oreal SA	1,638	441,348
Unilever NV	936	54,535

		495,883

Pharmaceuticals - 6.4%
Astellas Pharma, Inc.	49,500	708,250
GlaxoSmithKline plc	102,297	2,132,635
H Lundbeck A/S(a)	5,109	199,130
Novartis AG (Registered)	8,151	753,021
Orion OYJ, Class B	12,870	444,356
Roche Holding AG	3,900	1,050,439
Sanofi	1,794	150,727

		5,438,558

Professional Services - 1.0%
Recruit Holdings Co. Ltd.	23,800	814,998

Real Estate Management & Development - 2.6%
Agile Group Holdings Ltd.	156,000	202,875
Daito Trust Construction Co. Ltd.	4,900	635,206
Land & Houses PCL, NVDR	1,872,000	687,810
Shui On Land Ltd.	721,500	154,846
SOHO China Ltd.	546,000	175,771
Wharf Holdings Ltd. (The)	58,000	141,816
Yuzhou Properties Co. Ltd.	351,000	166,355

		2,164,679

Road & Rail - 0.9%
Aurizon Holdings Ltd.	184,821	733,754

Semiconductors & Semiconductor Equipment - 1.4%
Nanya Technology Corp.	78,000	185,622
Novatek Microelectronics Corp.	117,000	624,592
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	392,227

		1,202,441

Software - 0.5%
SAP SE	663	82,470
Trend Micro, Inc.	7,800	342,316

		424,786

Specialty Retail - 1.5%
Hennes & Mauritz AB, Class B	42,471	746,695
Petrobras Distribuidora SA	78,000	551,427

		1,298,122

Technology Hardware, Storage & Peripherals - 2.2%
Asustek Computer, Inc.	23,000	164,204
Canon, Inc.	25,600	700,390
Catcher Technology Co. Ltd.	21,000	156,003

Investments	Shares	Value ($)
Compal Electronics, Inc.	273,000	167,687
Inventec Corp.	234,000	175,337
Lite-On Technology Corp.	117,000	166,683
Samsung Electronics Co. Ltd.	8,658	331,874

		1,862,178

Textiles, Apparel & Luxury Goods - 2.1%
HUGO BOSS AG	8,931	568,386
LVMH Moet Hennessy Louis Vuitton SE	39	16,296
Pandora A/S	17,277	669,271
Ruentex Industries Ltd.*	234,000	500,426
Yue Yuen Industrial Holdings Ltd.	11,000	30,845

		1,785,224

Thrifts & Mortgage Finance - 0.5%
Indiabulls Housing Finance Ltd.	54,912	427,577

Tobacco - 2.8%
British American Tobacco Malaysia Bhd.	39,000	213,406
British American Tobacco plc	21,957	793,653
Imperial Brands plc	25,740	660,288
Japan Tobacco, Inc.	31,200	695,265

		2,362,612

Trading Companies & Distributors - 1.6%
ITOCHU Corp.	15,100	289,553
Marubeni Corp.	3,900	25,503
Mitsui & Co. Ltd.	46,800	766,817
Sumitomo Corp.	15,600	233,264

		1,315,137

Transportation Infrastructure - 1.5%
Sydney Airport	124,917	719,788
TAV Havalimanlari Holding A/S	122,967	554,946

		1,274,734

Wireless Telecommunication Services - 2.1%
China Mobile Ltd.	11,500	98,063
KDDI Corp.	15,600	409,990
NTT DOCOMO, Inc.	32,400	780,345
Vodafone Group plc	279,435	513,505

		1,801,903

TOTAL COMMON STOCKS (Cost $83,786,895)		83,081,911

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.4%

REPURCHASE AGREEMENTS - 0.4%
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $318,807, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $322,573 (Cost $318,784)	318,784	318,784

Total Investments - 98.7% (Cost $84,105,679)		83,400,695
Other Assets Less Liabilities - 1.3%		1,058,215

Net Assets - 100.0%		84,458,910

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $1,926,411, collateralized in the form of cash with a value of $318,784 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $448,156 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.38%, and maturity dates ranging from August 15, 2019 – February 15, 2049 and $1,270,593 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $2,037,533.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $318,784.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	12	09/20/2019	USD	$1,131,180	$168
MSCI Emerging Markets E-Mini Index	4	09/20/2019	USD	205,120	3,092

					$3,260

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of July 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	73,394	JPMorgan Chase Bank	AUD	105,364	09/18/2019	$652

Total unrealized appreciation						$652

NOK	59,477	Citibank NA	USD	6,905	09/18/2019	$(123)
USD	25,598	Goldman Sachs & Co.	BRL*	100,000	09/18/2019	(886)

Total unrealized depreciation						$(1,009)

Net unrealized depreciation						$(357)

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
NOK — Norwegian Krone
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2019:

Australia	7.9%
Belgium	0.9
Brazil	1.4
Canada	4.6
China	4.2
Czech Republic	0.7
Denmark	2.6
Finland	3.5
France	4.3
Germany	2.8
Hong Kong	1.6
India	1.4
Indonesia	0.5
Israel	0.0 †
Italy	3.2
Japan	13.6
Malaysia	0.2
Mexico	0.7
Netherlands	0.6
New Zealand	0.7
Norway	2.4
Philippines	0.6
Poland	1.0
Russia	4.2
Singapore	0.3
South Africa	1.3
South Korea	0.8
Spain	0.8
Sweden	2.9
Switzerland	5.3
Taiwan	5.5
Thailand	0.8
Turkey	3.3
United Kingdom	13.7
Other[1]	1.7

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.4%

Air Freight & Logistics - 0.6%
Royal Mail plc	108,684	279,065

Airlines - 0.8%
Aeroflot PJSC	205,722	346,851

Auto Components - 1.3%
Faurecia SE	2,106	100,827
Magna International, Inc.	2,376	120,433
Xinyi Glass Holdings Ltd.	324,000	329,054

		550,314

Automobiles - 2.9%
Fiat Chrysler Automobiles NV	26,064	349,281
Honda Motor Co. Ltd.	4,300	107,346
Subaru Corp.	14,400	337,470
Tofas Turk Otomobil Fabrikasi A/S	114,120	403,808
Yamaha Motor Co. Ltd.	3,600	63,595

		1,261,500

Banks - 11.1%
Agricultural Bank of China Ltd., Class H	234,000	95,359
Australia & New Zealand Banking Group Ltd.	15,444	297,096
Bank of China Ltd., Class H	414,000	169,241
Bank Polska Kasa Opieki SA	2,988	80,071
China Construction Bank Corp., Class H	684,000	530,395
China Merchants Bank Co. Ltd., Class H	72,000	361,016
Danske Bank A/S	16,002	239,195
Industrial & Commercial Bank of China Ltd., Class H	54,000	36,561
ING Groep NV	15,354	172,182
KBC Group NV	5,220	338,720
National Australia Bank Ltd.	14,382	282,614
Nordea Bank Abp	18,252	117,962
Royal Bank of Canada	12,420	985,731
Skandinaviska Enskilda Banken AB, Class A	37,044	351,629
Standard Bank Group Ltd.	25,236	319,684
Swedbank AB, Class A	23,130	318,747
Toronto-Dominion Bank (The)	180	10,575
VTB Bank PJSC	237,691,710	159,267

		4,866,045

Beverages - 0.1%
Ambev SA*	10,800	57,780

Capital Markets - 2.2%
CI Financial Corp.	3,330	51,884
Hong Kong Exchanges & Clearing Ltd.	11,526	391,076
Macquarie Group Ltd.	4,338	385,078

Investments	Shares	Value ($)
Natixis SA	13,536	54,889
SBI Holdings, Inc.	4,000	91,881

		974,808

Chemicals - 2.2%
Covestro AG(a)	6,804	311,432
Mitsubishi Gas Chemical Co., Inc.	5,400	72,514
Nutrien Ltd.	2,628	144,813
Showa Denko KK	11,400	309,530
Sinopec Shanghai Petrochemical Co. Ltd., Class H	360,000	126,011

		964,300

Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	2,714	110,597

Construction Materials - 0.5%
China Resources Cement Holdings Ltd.	252,000	233,396

Diversified Financial Services - 2.0%
EXOR NV	5,202	364,658
Mitsubishi UFJ Lease & Finance Co. Ltd.	63,000	337,122
Wendel SA	1,152	160,330

		862,110

Diversified Telecommunication Services - 2.6%
O2 Czech Republic A/S	13,122	125,191
Telefonica Deutschland Holding AG	29,070	73,828
Telefonica SA	49,428	380,884
Telenor ASA	16,560	339,597
Telia Co. AB	24,030	108,087
Telstra Corp. Ltd.	33,570	91,858

		1,119,445

Electric Utilities - 2.1%
Endesa SA	13,140	326,982
Enel SpA	37,998	262,261
Federal Grid Co. Unified Energy System PJSC	119,190,528	345,766

		935,009

Electrical Equipment - 1.4%
ABB Ltd. (Registered)	9,396	178,476
Mitsubishi Electric Corp.	9,000	118,743
Signify NV(a)	11,970	327,188

		624,407

Electronic Equipment, Instruments & Components - 1.8%
Hitachi Ltd.	4,200	150,554
Omron Corp.	2,200	106,175
Walsin Technology Corp.	12,000	68,306
Yageo Corp.*	40,000	342,172
Yaskawa Electric Corp.	3,600	121,022

		788,229

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Energy Equipment & Services - 0.1%
John Wood Group plc	5,490	35,695

Food & Staples Retailing - 0.7%
Casino Guichard Perrachon SA(b)	2,592	96,390
President Chain Store Corp.	21,000	202,602

		298,992

Food Products - 2.1%
Danone SA	558	48,708
Nestle SA (Registered)	5,148	549,640
Salmar ASA	6,948	323,969

		922,317

Health Care Equipment & Supplies - 0.7%
Hoya Corp.	4,200	325,130

Hotels, Restaurants & Leisure - 1.6%
Sands China Ltd.	72,000	350,439
Wynn Macau Ltd.	151,200	344,975

		695,414

Household Durables - 0.7%
Persimmon plc	12,546	308,622

Insurance - 7.7%
Aegon NV	23,045	114,872
Allianz SE (Registered)	3,690	864,417
Aviva plc	68,076	338,507
BB Seguridade Participacoes SA	16,200	139,715
Dai-ichi Life Holdings, Inc.	23,400	346,339
Direct Line Insurance Group plc	71,532	282,382
Legal & General Group plc	35,352	113,325
Ping An Insurance Group Co. of China Ltd., Class H	18,000	214,770
Poste Italiane SpA(a)	13,446	144,618
Powszechny Zaklad Ubezpieczen SA	13,644	148,199
Tokio Marine Holdings, Inc.	7,200	384,420
Zurich Insurance Group AG	828	289,800

		3,381,364

Interactive Media & Services - 0.5%
Tencent Holdings Ltd.	4,600	216,370

Internet & Direct Marketing Retail - 0.7%
Naspers Ltd., Class N	1,224	302,891

IT Services - 0.8%
Nomura Research Institute Ltd.	19,500	348,243

Machinery - 4.8%
Atlas Copco AB, Class A	12,834	397,335
Atlas Copco AB, Class B	522	14,409
FANUC Corp.	2,200	395,726
Hitachi Construction Machinery Co. Ltd.	10,800	256,833
NSK Ltd.	37,800	322,732
OC Oerlikon Corp. AG (Registered)	3,420	36,895
Sinotruk Hong Kong Ltd.(b)	171,000	253,838

Investments	Shares	Value ($)
SMC Corp.	1,000	367,120
Weichai Power Co. Ltd., Class H(b)	18,000	28,053

		2,072,941

Media - 1.9%
Eutelsat Communications SA	18,342	353,709
ITV plc	220,392	299,408
ProSiebenSat.1 Media SE	5,130	66,999
RTL Group SA	1,818	90,197

		810,313

Metals & Mining - 6.3%
Alumina Ltd.	149,760	241,540
BHP Group plc	6,426	156,123
Cia Siderurgica Nacional SA	81,000	355,852
Eregli Demir ve Celik Fabrikalari TAS	257,580	344,104
Evraz plc	44,100	351,529
Kumba Iron Ore Ltd.	8,262	277,715
Novolipetsk Steel PJSC	107,550	255,872
Rio Tinto plc	7,308	420,390
Severstal PJSC	21,384	346,850

		2,749,975

Multiline Retail - 0.4%
Wesfarmers Ltd.	6,084	164,339

Multi-Utilities - 0.5%
Centrica plc	83,916	78,173
Engie SA	9,234	143,113

		221,286

Oil, Gas & Consumable Fuels - 7.6%
Aker BP ASA(b)	10,548	302,663
BP plc	100,674	672,686
Bukit Asam Tbk. PT	1,627,200	318,080
China Petroleum & Chemical Corp., Class H	180,000	116,353
China Shenhua Energy Co. Ltd., Class H	63,000	125,551
Eni SpA	13,014	205,813
Equinor ASA	7,362	133,201
Inter Pipeline Ltd.(b)	5,904	99,857
OMV AG	6,444	325,088
Suncor Energy, Inc.	7,812	225,291
TC Energy Corp.	4,860	239,160
Tupras Turkiye Petrol Rafinerileri A/S	16,038	403,708
Vermilion Energy, Inc.(b)	4,122	74,238
Yanzhou Coal Mining Co. Ltd., Class H	108,000	96,026

		3,337,715

Paper & Forest Products - 0.3%
UPM-Kymmene OYJ	5,238	142,592

Personal Products - 2.5%
Kose Corp.	2,000	342,804
L’Oreal SA	2,646	712,946
Pola Orbis Holdings, Inc.	1,800	45,475

		1,101,225

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Pharmaceuticals - 7.2%
AstraZeneca plc	6,660	575,813
GlaxoSmithKline plc	51,624	1,076,230
Livzon Pharmaceutical Group, Inc., Class H	35,100	85,913
Novartis AG (Registered)	3,762	347,548
Orion OYJ, Class B	9,864	340,570
Roche Holding AG	1,062	286,043
Roche Holding AG - BR	468	126,218
Sanofi	3,366	282,802

		3,121,137

Professional Services - 1.0%
Recruit Holdings Co. Ltd.	12,600	431,470

Real Estate Management & Development - 4.3%
Agile Group Holdings Ltd.	72,000	93,634
China Evergrande Group(b)	122,000	325,732
Country Garden Holdings Co. Ltd.(b)	234,000	319,258
Daiwa House Industry Co. Ltd.	1,800	51,575
Future Land Development Holdings Ltd.*(b)	72,000	61,166
Logan Property Holdings Co. Ltd.	216,000	330,020
Ruentex Development Co. Ltd.*	144,000	191,951
Shimao Property Holdings Ltd.	117,000	326,582
Wharf Holdings Ltd. (The)	30,000	73,353
Yuzhou Properties Co. Ltd.	180,549	85,570

		1,858,841

Semiconductors & Semiconductor Equipment - 4.9%
Disco Corp.(b)	2,100	391,278
Formosa Sumco Technology Corp.	72,000	259,330
Globalwafers Co. Ltd.	36,000	389,574
Nanya Technology Corp.	54,000	128,507
Novatek Microelectronics Corp.	54,000	288,273
SUMCO Corp.(b)	7,200	96,155
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	100,143
Tokyo Electron Ltd.	900	154,967
Vanguard International Semiconductor Corp.	162,000	329,778

		2,138,005

Software - 0.7%
Trend Micro, Inc.	7,200	315,984

Specialty Retail - 0.9%
Hennes & Mauritz AB, Class B	21,078	370,579

Technology Hardware, Storage & Peripherals - 1.7%
Brother Industries Ltd.	18,000	322,450
Catcher Technology Co. Ltd.	10,000	74,287
Lite-On Technology Corp.	54,000	76,931
Logitech International SA (Registered)	144	5,996
Samsung Electronics Co. Ltd.	3,852	147,653
Samsung Electronics Co. Ltd. (Preference)	3,852	120,466

		747,783

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 1.0%
HUGO BOSS AG	4,716	300,135
Ruentex Industries Ltd.*	54,000	115,483

		415,618

Tobacco - 2.3%
British American Tobacco plc	900	32,531
Imperial Brands plc	13,104	336,147
Japan Tobacco, Inc.	16,200	361,003
Swedish Match AB	7,020	270,682

		1,000,363

Trading Companies & Distributors - 2.0%
Ashtead Group plc	13,050	363,204
ITOCHU Corp.	7,200	138,065
Marubeni Corp.	10,800	70,624
Toyota Tsusho Corp.	10,800	315,321

		887,214

Wireless Telecommunication Services - 0.6%
Vodafone Group plc	136,872	251,523

TOTAL COMMON STOCKS (Cost $42,281,657)		42,947,797

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 1.3%

REPURCHASE AGREEMENTS - 1.3%
Citigroup Global Markets, Inc., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $557,804, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.13%, maturing 8/15/2019 - 5/15/2028; total market value $564,393 (Cost $557,765)	557,765	557,765

Total Investments - 99.7% (Cost $42,839,422)		43,505,562
Other Assets Less Liabilities - 0.3%		151,832

Net Assets - 100.0%		43,657,394

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

(b)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $1,337,094, collateralized in the form of cash with a value of $557,765 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $317,347 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from August 15, 2019 – February 15, 2049 and $537,791 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 2, 2019 – September 20, 2117; a total value of $1,412,903.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2019. The total value of securities purchased was $557,765.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI EAFE E-Mini Index	5	09/20/2019	USD	$471,325	$(961)
MSCI Emerging Markets E-Mini Index	4	09/20/2019	USD	205,120	(1,279)

					$(2,240)

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2019:

Australia	3.4%
Austria	0.7
Belgium	1.0
Brazil	1.3
Canada	4.5
China	9.7
Czech Republic	0.3
Denmark	0.5
Finland	1.1
France	4.5
Germany	3.7
Hong Kong	3.4
Indonesia	0.7
Italy	3.0
Japan	17.4
Netherlands	1.4
Norway	2.5
Poland	0.5
Russia	3.3
South Africa	2.1
South Korea	0.6
Spain	1.9
Sweden	4.5
Switzerland	4.2
Taiwan	5.9
Turkey	2.6
United Kingdom	13.7
Other[1]	1.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.7%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	40,941,411	45,589,081
2.00%, 1/15/2026	27,773,277	30,867,258
2.38%, 1/15/2027	22,705,633	26,216,448
U.S. Treasury Inflation Linked Notes
1.13%, 1/15/2021	45,981,191	46,161,030
0.13%, 4/15/2021	51,696,877	51,084,359
0.63%, 7/15/2021	43,416,113	43,570,406
0.13%, 1/15/2022	49,654,561	49,207,882
0.13%, 4/15/2022	49,866,236	49,357,957
0.13%, 7/15/2022	49,266,549	49,011,900
0.13%, 1/15/2023	123,457,387	122,541,015
0.63%, 4/15/2023	131,746,335	132,984,387
0.38%, 7/15/2023	124,058,103	124,822,097
0.63%, 1/15/2024	123,913,395	125,848,430
0.50%, 4/15/2024(a)	98,153,641	99,190,848
0.13%, 7/15/2024	47,061,657	46,942,948
0.25%, 1/15/2025	47,254,720	47,240,383
0.38%, 7/15/2025	47,245,625	47,743,181
0.63%, 1/15/2026	48,855,767	50,020,891
0.13%, 7/15/2026	42,756,568	42,527,031

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,221,921,514)		1,230,927,532

Total Investments - 99.7% (Cost $1,221,921,514)		1,230,927,532
Other Assets Less Liabilities - 0.3%		3,193,686

Net Assets - 100.0%		1,234,121,218

(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $19,012,811, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.50% – 4.25%, and maturity dates ranging from October 15, 2019 – May 15, 2047; a total value of $19,427,982.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.8%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025(a)	23,646,433	26,330,777
2.00%, 1/15/2026	22,546,353	25,058,047
2.38%, 1/15/2027(a)	18,299,115	21,128,580
1.75%, 1/15/2028	11,857,474	13,290,582
3.63%, 4/15/2028	16,371,942	21,017,874
2.50%, 1/15/2029	10,484,624	12,624,431
3.88%, 4/15/2029	18,880,536	25,283,347
3.38%, 4/15/2032	4,638,506	6,363,197
U.S. Treasury Inflation Linked Notes
0.63%, 4/15/2023	29,764,970	30,044,679
0.38%, 7/15/2023	27,803,717	27,974,942
0.63%, 1/15/2024	27,758,137	28,191,609
0.50%, 4/15/2024(a)	20,820,777	21,040,794
0.13%, 7/15/2024	27,205,919	27,137,295
0.25%, 1/15/2025	27,265,125	27,256,852
0.38%, 7/15/2025	27,250,197	27,537,176
0.63%, 1/15/2026	39,920,971	40,873,015
0.13%, 7/15/2026(a)	34,353,759	34,169,332
0.38%, 1/15/2027	35,663,782	35,969,008
0.38%, 7/15/2027	23,816,975	24,087,852
0.50%, 1/15/2028	24,859,938	25,312,662
0.75%, 7/15/2028	23,077,376	24,095,628
0.88%, 1/15/2029(a)	21,572,459	22,755,379
0.25%, 7/15/2029	9,225,782	9,224,207

TOTAL U.S. TREASURY OBLIGATIONS (Cost $546,838,496)		556,767,265

Total Investments - 99.8% (Cost $546,838,496)		556,767,265
Other Assets Less Liabilities - 0.2%		1,249,660

Net Assets - 100.0%		558,016,925

(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $76,293,178, collateralized by $55,551,255 in U.S. Government Treasury Securities, interest rates ranging from 0.50% – 4.25%, and maturity dates ranging from October 15, 2019 – May 15, 2047 and $34,371,816 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 7, 2019 – June 22, 2066; a total value of $89,923,071.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 99.4%

FHLMC
4.00%, 7/1/2024	186,253	193,580
4.00%, 9/1/2024	129,917	135,028
4.00%, 4/1/2025	34,426	35,781
4.00%, 6/1/2025	78,044	81,260
3.50%, 10/1/2025	119,125	123,095
4.00%, 10/1/2025	60,307	62,796
3.50%, 11/1/2025	133,676	138,131
3.50%, 2/1/2026	76,580	79,132
4.00%, 3/1/2026	137,618	143,338
4.00%, 4/1/2026	100,174	104,565
3.50%, 6/1/2026	117,677	122,115
3.00%, 9/1/2026	240,892	246,164
3.50%, 10/1/2026	98,217	101,490
3.00%, 12/1/2026	125,838	128,478
2.50%, 4/1/2027	193,926	195,574
4.00%, 5/1/2027	71,790	74,749
3.50%, 8/1/2027	79,305	82,109
2.50%, 11/1/2027	199,916	201,588
2.50%, 2/1/2028	45,543	45,931
2.50%, 4/1/2028	25,585	25,780
2.50%, 11/1/2028	18,107	18,261
3.00%, 11/1/2028	107,188	109,538
3.00%, 1/1/2029	175,631	179,482
2.00%, 10/1/2031	71,658	70,775
2.00%, 11/1/2031	81,555	80,550
5.50%, 10/1/2032	101,631	111,750
3.00%, 4/1/2033	95,996	97,846
6.00%, 4/1/2034	60,450	68,815
5.00%, 5/1/2034	109,995	120,843
3.00%, 5/1/2035	50,111	50,944
5.50%, 5/1/2035	130,803	146,464
6.00%, 5/1/2035	119,569	136,064
5.50%, 6/1/2035	53,942	59,922
5.00%, 7/1/2035	62,426	68,444
5.50%, 10/1/2035	33,116	37,090
3.00%, 11/1/2035	61,891	63,082
6.00%, 12/1/2035	117,977	134,432
5.50%, 12/1/2036	157,309	175,964
5.50%, 2/1/2037	44,004	49,300
6.00%, 4/1/2037	60,202	68,605
5.50%, 7/1/2037	105,210	117,785
5.50%, 9/1/2037	49,534	55,519
5.50%, 1/1/2038	24,698	27,683
5.00%, 7/1/2038	68,157	74,387
5.50%, 7/1/2038	5,394	5,987
5.50%, 8/1/2038	16,869	18,668
5.00%, 10/1/2038	49,511	54,033
5.50%, 12/1/2038	18,118	20,044
5.00%, 2/1/2039	266,038	290,158
5.00%, 5/1/2039	112,999	124,231

Investments	Principal Amount ($)	Value ($)
5.00%, 8/1/2039	9,135	9,980
5.00%, 9/1/2039	11,063	12,075
4.50%, 10/1/2039	21,806	23,542
5.50%, 1/1/2040	88,553	98,023
4.00%, 2/1/2040	13,988	14,846
4.50%, 4/1/2040	78,853	85,194
6.00%, 4/1/2040	86,934	98,903
6.00%, 5/1/2040	195,146	222,042
5.50%, 6/1/2040	60,490	66,981
6.00%, 7/1/2040	311,172	354,430
3.50%, 12/1/2040	149,786	156,234
4.00%, 1/1/2041	27,726	29,422
4.50%, 3/1/2041	150,016	162,062
4.00%, 4/1/2041	39,724	42,326
5.50%, 4/1/2041	24,407	26,967
5.50%, 6/1/2041	289,689	323,241
4.50%, 8/1/2041	40,352	43,583
3.50%, 11/1/2041	207,648	216,596
4.00%, 1/1/2042	119,341	127,968
5.00%, 2/1/2042	81,731	89,266
3.00%, 3/1/2042	276,410	281,925
3.00%, 3/1/2043	34,702	35,393
3.00%, 4/1/2043	377,771	384,819
3.00%, 6/1/2043	174,372	177,838
4.50%, 3/1/2044	98,302	106,209
4.00%, 6/1/2044	15,732	16,605
4.50%, 7/1/2044	62,084	66,999
4.00%, 8/1/2044	45,971	48,511
5.00%, 8/1/2044	80,423	87,657
4.50%, 9/1/2044	71,730	76,898
4.50%, 12/1/2044	37,075	39,737
3.00%, 7/1/2045	33,658	34,215
4.50%, 9/1/2045	59,089	63,173
4.00%, 10/1/2045	168,410	177,415
4.50%, 12/1/2045	60,604	64,963
4.00%, 4/1/2046	83,536	87,933
3.50%, 5/1/2046	53,013	54,781
4.00%, 5/1/2046	35,782	37,659
4.50%, 5/1/2046	90,718	96,491
2.50%, 12/1/2046	298,120	294,814
4.50%, 3/1/2047	111,829	119,438
3.00%, 9/1/2047	87,075	88,487
GNMA
3.00%, 2/20/2027	255,692	261,153
2.50%, 4/20/2027	114,969	116,700
2.50%, 11/20/2027	125,685	127,577
2.50%, 1/20/2028	63,735	64,697
3.00%, 3/20/2028	125,596	128,293
3.00%, 7/20/2028	203,470	207,841
2.50%, 8/20/2028	196,513	199,487
2.50%, 12/20/2028	26,744	27,148
2.50%, 3/20/2031	81,023	81,854
2.50%, 10/20/2031	96,912	97,908
6.00%, 3/15/2033	98,563	112,717
5.50%, 6/15/2033	80,494	91,041

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.50%, 8/20/2033	42,948	47,649
6.00%, 10/20/2033	113,202	130,212
5.50%, 11/20/2033	59,942	66,505
6.00%, 12/15/2033	184,207	210,722
5.50%, 3/20/2034	70,588	78,337
5.50%, 7/20/2034	46,357	51,439
6.00%, 2/15/2035	39,849	45,586
5.50%, 3/15/2035	162,443	183,607
5.50%, 3/20/2036	145,686	162,139
5.50%, 9/20/2038	93,628	103,881
6.00%, 12/20/2038	199,919	228,286
5.50%, 2/15/2039	82,528	91,494
5.50%, 2/20/2039	113,977	126,470
4.50%, 5/15/2039	118,579	128,167
5.50%, 5/15/2039	51,841	56,990
5.00%, 9/15/2039	94,260	104,318
5.50%, 9/15/2039	23,938	26,565
4.00%, 9/20/2039	38,089	40,439
4.50%, 12/15/2039	196,598	212,519
5.50%, 12/15/2039	66,230	73,469
5.00%, 1/20/2040	185,633	204,350
5.50%, 3/15/2040	43,412	49,063
4.50%, 4/15/2040	84,103	90,934
5.00%, 4/15/2040	107,139	118,610
4.50%, 6/15/2040	40,734	44,017
4.50%, 7/15/2040	108,394	117,100
4.00%, 8/15/2040	20,765	21,883
4.00%, 10/15/2040	13,289	14,119
3.50%, 11/15/2040	41,368	43,053
5.50%, 1/20/2041	39,089	43,417
4.00%, 3/15/2041	5,409	5,745
4.50%, 6/15/2041	180,037	194,424
4.00%, 8/15/2041	101,861	108,185
3.50%, 9/15/2041	110,595	115,100
3.50%, 11/20/2041	90,305	94,736
3.50%, 1/15/2042	26,372	27,445
5.50%, 2/20/2042	32,252	35,896
4.50%, 3/15/2042	139,056	150,049
3.50%, 4/20/2042	143,397	150,432
3.00%, 5/15/2042	84,603	86,483
3.50%, 6/15/2042	72,965	75,925
3.50%, 8/20/2042	47,450	49,742
3.00%, 9/15/2042	39,846	40,810
3.00%, 12/20/2042	113,984	117,259
3.50%, 12/20/2042	18,499	19,315
3.00%, 2/20/2043	79,475	81,418
2.50%, 3/20/2043	93,528	94,480
3.00%, 3/20/2043	101,367	103,845
3.00%, 4/15/2043	82,812	84,816
3.00%, 5/15/2043	98,289	100,734
2.50%, 5/20/2043	135,153	136,529
3.50%, 6/15/2043	69,208	72,257
3.00%, 9/20/2043	128,518	132,427
3.50%, 10/20/2043	72,670	75,882
5.00%, 12/20/2043	48,452	53,151
5.00%, 1/20/2044	6,705	7,332
5.50%, 3/20/2044	151,024	168,142
4.00%, 7/15/2044	43,909	46,647

Investments	Principal Amount ($)	Value ($)
3.50%, 8/20/2044	103,034	107,330
4.00%, 9/15/2044	19,273	20,192
3.50%, 10/15/2044	77,768	81,104
3.50%, 10/20/2044	17,298	18,019
2.50%, 11/20/2044	100,587	101,603
4.00%, 12/15/2044	43,889	46,623
3.00%, 12/20/2044	54,451	56,055
3.50%, 12/20/2044	53,228	55,447
3.50%, 1/15/2045	103,785	108,187
3.00%, 1/20/2045	107,514	110,435
3.50%, 2/20/2045	70,973	73,925
3.00%, 3/20/2045	83,913	86,192
3.50%, 5/15/2045	81,886	84,858
3.00%, 7/15/2045	214,309	219,074
3.00%, 12/20/2045	130,146	133,688
3.50%, 12/20/2045	142,290	148,116
4.00%, 3/15/2046	77,725	82,552
4.00%, 3/20/2046	207,875	219,115
3.50%, 4/20/2046	126,679	131,567
4.00%, 5/20/2046	93,250	98,187
4.00%, 7/15/2046	112,437	119,384
3.00%, 9/20/2046	72,101	74,102
3.00%, 12/20/2046	37,430	38,445
4.50%, 11/15/2047	338,678	365,816
5.00%, 2/20/2048	63,741	67,271
5.00%, 4/20/2048	149,081	156,829
5.50%, 11/20/2048	183,508	194,746
UMBS
4.50%, 1/1/2020	1,294	1,327
4.50%, 4/1/2020	3,356	3,441
4.50%, 11/1/2020	9,542	9,784
4.00%, 5/1/2024	97,514	101,322
4.00%, 4/1/2025	222,106	231,214
4.00%, 9/1/2025	89,160	92,811
3.00%, 11/1/2025	167,373	170,909
3.50%, 11/1/2025	179,577	185,470
3.00%, 12/1/2025	135,239	138,100
3.50%, 12/1/2025	126,483	130,633
3.50%, 2/1/2026	222,842	230,154
4.00%, 4/1/2026	76,720	79,860
4.00%, 5/1/2026	158,185	165,070
3.00%, 8/1/2026	244,874	250,065
2.50%, 11/1/2026	53,662	53,986
3.00%, 12/1/2026	39,044	39,876
4.00%, 5/1/2027	91,460	95,196
2.50%, 6/1/2027	19,697	19,853
3.50%, 6/1/2027	32,034	33,085
2.50%, 10/1/2027	203,881	205,497
2.50%, 12/1/2027	107,239	108,091
3.50%, 1/1/2028	255,062	265,167
3.00%, 3/1/2028	38,885	39,715
3.00%, 6/1/2028	187,930	192,067
3.00%, 7/1/2028	37,116	37,949
2.50%, 8/1/2028	27,553	27,772
2.50%, 9/1/2028	86,264	86,949
3.00%, 11/1/2028	34,601	35,378
4.00%, 7/1/2029	152,642	159,121
3.50%, 10/1/2030	120,340	125,052

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.50%, 11/1/2030	28,180	29,282
2.00%, 9/1/2031	69,957	69,053
2.00%, 11/1/2031	148,101	146,186
3.00%, 4/1/2032	147,645	150,806
6.00%, 12/1/2032	23,566	26,834
3.00%, 5/1/2033	255,092	259,842
3.00%, 7/1/2033	31,550	32,138
3.00%, 10/1/2033	50,648	51,592
6.00%, 8/1/2034	91,217	103,727
6.50%, 9/1/2034	109,367	126,780
5.00%, 12/1/2034	41,273	45,233
5.00%, 1/1/2035	52,788	57,975
5.00%, 6/1/2035	87,369	95,957
6.00%, 11/1/2035	38,726	44,082
5.00%, 12/1/2035	112,164	123,214
5.00%, 2/1/2036	109,027	119,769
5.50%, 12/1/2036	111,857	124,970
6.50%, 12/1/2036	106,366	119,679
5.50%, 1/1/2037	33,647	37,656
5.50%, 2/1/2037	10,486	11,531
6.00%, 8/1/2037	15,429	17,560
6.00%, 9/1/2037	45,256	51,500
5.00%, 3/1/2038	117,786	128,151
5.00%, 5/1/2038	92,930	102,079
5.50%, 6/1/2038	72,432	81,060
5.50%, 9/1/2038	35,061	39,208
6.00%, 9/1/2038	58,972	67,070
5.50%, 11/1/2038	124,280	137,515
5.00%, 1/1/2039	11,710	12,750
5.50%, 3/1/2039	112,034	124,417
4.50%, 4/1/2039	109,259	117,698
5.50%, 8/1/2039	95,147	105,238
5.50%, 1/1/2040	33,137	36,670
4.50%, 4/1/2040	20,309	21,918
5.50%, 4/1/2040	40,993	45,413
6.00%, 6/1/2040	229,293	260,504
4.00%, 9/1/2040	43,530	46,156
4.00%, 11/1/2040	36,964	39,204
3.50%, 1/1/2041	39,071	40,727
3.50%, 2/1/2041	71,584	74,616
4.00%, 2/1/2041	50,643	53,701
4.50%, 4/1/2041	35,527	38,254
5.50%, 4/1/2041	13,007	14,447
4.50%, 6/1/2041	32,156	34,721
6.00%, 7/1/2041	242,500	275,716
4.50%, 8/1/2041	43,805	47,352
5.00%, 8/1/2041	90,271	98,491
5.50%, 8/1/2041	72,299	79,978
5.50%, 9/1/2041	159,406	177,975
4.00%, 12/1/2041	48,963	51,937
4.00%, 1/1/2042	80,949	85,860
4.50%, 1/1/2042	46,240	49,926
6.00%, 1/1/2042	142,294	164,031
3.00%, 4/1/2042	142,422	145,168
3.50%, 5/1/2042	76,736	79,992
3.50%, 8/1/2042	143,978	150,091
3.50%, 1/1/2043	96,208	100,283

Investments	Principal Amount ($)	Value ($)
3.00%, 2/1/2043	54,652	55,708
3.00%, 3/1/2043	255,289	260,222
3.50%, 3/1/2043	178,952	187,263
3.00%, 5/1/2043	12,668	12,924
3.50%, 5/1/2043	231,148	240,961
3.00%, 6/1/2043	53,117	53,985
3.50%, 7/1/2043	47,452	49,466
4.00%, 8/1/2043	26,957	28,566
4.00%, 9/1/2043	157,450	167,325
4.50%, 9/1/2043	26,242	28,150
4.00%, 11/1/2043	43,004	45,339
5.00%, 1/1/2044	247,269	269,123
5.00%, 3/1/2044	47,079	52,038
5.00%, 5/1/2044	33,217	36,231
5.50%, 5/1/2044	221,078	247,205
5.00%, 6/1/2044	32,833	35,798
4.50%, 10/1/2044	31,362	33,589
3.00%, 12/1/2044	67,748	68,899
3.00%, 2/1/2045	55,196	56,105
4.00%, 2/1/2045	84,489	89,039
4.50%, 2/1/2045	155,005	166,822
3.00%, 4/1/2045	51,093	51,922
4.00%, 4/1/2045	52,473	55,788
4.00%, 11/1/2045	128,659	136,790
4.00%, 3/1/2046	58,516	61,583
4.50%, 3/1/2046	154,354	164,528
3.50%, 5/1/2046	54,366	56,093
4.00%, 5/1/2046	58,929	61,974
4.50%, 7/1/2046	73,507	77,841
2.50%, 9/1/2046	373,239	368,863
4.00%, 2/1/2047	138,509	145,329
4.50%, 2/1/2047	98,936	106,683
5.50%, 1/1/2049	192,207	206,603
6.00%, 2/1/2049	197,274	224,683
UMBS, 30 Year, Single Family
TBA 2.50%, 8/25/2049	550,000	543,426
TBA 3.00%, 8/25/2049	150,000	151,292
TBA 3.50%, 8/25/2049	250,000	256,094

TOTAL MORTGAGE-BACKED SECURITIES (Cost $32,249,061)		32,605,662

Total Investments - 99.4% (Cost $32,249,061)		32,605,662
Other Assets Less Liabilities - 0.6%		198,148

Net Assets - 100.0%		32,803,810

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.

GNMA	Government National Mortgage Association

TBA	To Be Announced; Security is subject to delayed delivery.

UMBS	Uniform Mortgage-Backed Securities

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.7%

Aerospace & Defense - 1.5%
General Dynamics Corp.
3.75%, 5/15/2028	100,000	109,336
Lockheed Martin Corp.
3.35%, 9/15/2021	55,000	56,286
3.55%, 1/15/2026	70,000	74,698
Northrop Grumman Corp.
2.93%, 1/15/2025	400,000	407,774
Rockwell Collins, Inc.
3.50%, 3/15/2027	200,000	210,296
United Technologies Corp.
3.10%, 6/1/2022	500,000	510,868

		1,369,258

Air Freight & Logistics - 0.2%
FedEx Corp.
3.20%, 2/1/2025	130,000	133,550
United Parcel Service, Inc.
2.45%, 10/1/2022	80,000	80,472

		214,022

Automobiles - 0.1%
General Motors Co.
4.88%, 10/2/2023	100,000	106,537

Banks - 29.6%
Banco Santander SA
3.13%, 2/23/2023	400,000	404,849
Bank of America Corp.
3.30%, 1/11/2023	400,000	410,782
3.12%, 1/20/2023(a)	250,000	253,794
3.00%, 12/20/2023(a)	500,000	507,214
4.20%, 8/26/2024	470,000	499,253
4.00%, 1/22/2025	255,000	267,844
3.88%, 8/1/2025	600,000	639,784
3.50%, 4/19/2026	200,000	209,093
3.82%, 1/20/2028(a)	500,000	530,227
3.71%, 4/24/2028(a)	5,000	5,259
3.42%, 12/20/2028(a)	200,000	206,237
3.97%, 3/5/2029(a)	250,000	267,166
4.27%, 7/23/2029(a)	550,000	601,407
Bank of Montreal
4.34%, 10/5/2028(a)	300,000	315,653
Bank of Nova Scotia (The)
4.50%, 12/16/2025	100,000	107,682
Barclays plc
3.20%, 8/10/2021	200,000	201,330
3.65%, 3/16/2025	200,000	201,199
4.38%, 1/12/2026	200,000	207,025
4.84%, 5/9/2028	100,000	101,812
BB&T Corp.
2.85%, 10/26/2024	150,000	152,251

Investments	Principal Amount ($)	Value ($)
Citibank NA
3.40%, 7/23/2021	250,000	254,916
Citigroup, Inc.
2.90%, 12/8/2021	500,000	505,823
4.50%, 1/14/2022	150,000	157,300
4.05%, 7/30/2022	100,000	104,018
3.50%, 5/15/2023	250,000	257,565
3.35%, 4/24/2025(a)	500,000	513,768
3.30%, 4/27/2025	200,000	206,891
4.40%, 6/10/2025	325,000	346,325
3.40%, 5/1/2026	200,000	207,216
3.20%, 10/21/2026	250,000	255,715
4.45%, 9/29/2027	200,000	215,818
3.89%, 1/10/2028(a)	200,000	211,571
3.67%, 7/24/2028(a)	155,000	161,855
4.13%, 7/25/2028	200,000	211,667
4.07%, 4/23/2029(a)	150,000	160,930
3.98%, 3/20/2030(a)	100,000	106,942
Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	63,379
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	250,000	258,365
3.75%, 3/26/2025	400,000	416,755
Discover Bank
3.20%, 8/9/2021	250,000	253,278
Fifth Third Bancorp
3.50%, 3/15/2022	295,000	302,510
Fifth Third Bank
3.85%, 3/15/2026	200,000	211,793
HSBC Holdings plc
4.00%, 3/30/2022	510,000	529,566
4.25%, 8/18/2025	300,000	314,402
3.90%, 5/25/2026	200,000	209,851
4.29%, 9/12/2026(a)	250,000	265,222
4.04%, 3/13/2028(a)	200,000	209,154
Huntington Bancshares, Inc.
4.00%, 5/15/2025	200,000	212,895
ING Groep NV
4.55%, 10/2/2028	350,000	390,767
JPMorgan Chase & Co.
3.38%, 5/1/2023	520,000	533,579
3.56%, 4/23/2024(a)	100,000	103,674
3.13%, 1/23/2025	681,000	698,535
3.90%, 7/15/2025	250,000	266,463
3.30%, 4/1/2026	470,000	488,087
3.20%, 6/15/2026	700,000	722,449
2.95%, 10/1/2026	450,000	456,678
4.13%, 12/15/2026	125,000	134,757
3.78%, 2/1/2028(a)	300,000	319,067
4.20%, 7/23/2029(a)	350,000	382,590
4.45%, 12/5/2029(a)	350,000	391,378
Lloyds Banking Group plc
3.10%, 7/6/2021	200,000	202,291
4.38%, 3/22/2028	200,000	211,880

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.57%, 11/7/2028(a)	200,000	199,115
Mitsubishi UFJ Financial Group, Inc.
2.67%, 7/25/2022	450,000	451,936
3.85%, 3/1/2026	200,000	212,712
3.68%, 2/22/2027	350,000	370,093
3.29%, 7/25/2027	550,000	567,960
3.74%, 3/7/2029	200,000	213,520
Mizuho Financial Group, Inc.
2.95%, 2/28/2022	400,000	403,800
4.02%, 3/5/2028	300,000	326,587
National Australia Bank Ltd.
1.88%, 7/12/2021	250,000	248,134
2.80%, 1/10/2022	250,000	253,474
PNC Bank NA
3.50%, 6/8/2023	250,000	260,593
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	389,454
3.90%, 4/29/2024	50,000	52,815
3.15%, 5/19/2027	80,000	82,867
Royal Bank of Canada
2.75%, 2/1/2022	100,000	101,235
Santander Holdings USA, Inc.
4.50%, 7/17/2025	200,000	212,305
Santander UK Group Holdings plc
3.82%, 11/3/2028(a)	200,000	203,060
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/2021	482,000	479,057
2.78%, 7/12/2022	400,000	403,372
3.78%, 3/9/2026	250,000	265,533
3.36%, 7/12/2027	350,000	364,001
SunTrust Bank
3.30%, 5/15/2026	200,000	205,416
US Bancorp
Series X, 3.15%, 4/27/2027	150,000	156,140
Wells Fargo & Co.
3.50%, 3/8/2022	400,000	411,011
2.63%, 7/22/2022	300,000	301,821
3.07%, 1/24/2023	250,000	253,780
4.48%, 1/16/2024	225,000	240,704
3.55%, 9/29/2025	450,000	469,707
3.58%, 5/22/2028(a)	250,000	261,458
Westpac Banking Corp.
2.75%, 1/11/2023	200,000	202,542
3.40%, 1/25/2028	400,000	427,021
4.32%, 11/23/2031(a)	100,000	103,783

		27,612,552

Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/2023	180,000	185,469
Constellation Brands, Inc.
4.25%, 5/1/2023	150,000	158,706
4.40%, 11/15/2025	300,000	329,039
Diageo Capital plc
2.63%, 4/29/2023	100,000	100,957
PepsiCo, Inc.
3.10%, 7/17/2022	200,000	205,155

Investments	Principal Amount ($)	Value ($)
2.38%, 10/6/2026	300,000	299,360

		1,278,686

Biotechnology - 3.6%
AbbVie, Inc.
2.90%, 11/6/2022	250,000	252,388
3.20%, 11/6/2022	240,000	244,169
3.20%, 5/14/2026	100,000	100,725
4.25%, 11/14/2028	400,000	426,940
Amgen, Inc.
3.88%, 11/15/2021	250,000	257,313
2.70%, 5/1/2022	470,000	473,374
3.63%, 5/22/2024	100,000	105,005
Celgene Corp.
2.25%, 8/15/2021	150,000	149,154
3.25%, 2/20/2023	200,000	204,905
3.63%, 5/15/2024	300,000	312,762
3.90%, 2/20/2028	200,000	214,951
Gilead Sciences, Inc.
3.70%, 4/1/2024	350,000	368,143
3.50%, 2/1/2025	225,000	236,022

		3,345,851

Capital Markets - 11.8%
Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 2/4/2024	300,000	316,434
3.40%, 1/29/2028	400,000	421,528
BlackRock, Inc.
3.20%, 3/15/2027	200,000	209,296
Brookfield Finance, Inc.
4.85%, 3/29/2029	200,000	219,995
Charles Schwab Corp. (The)
3.20%, 1/25/2028	100,000	103,422
Deutsche Bank AG
3.70%, 5/30/2024	295,000	292,756
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/2022	1,135,000	1,222,733
3.00%, 4/26/2022	400,000	403,299
3.63%, 1/22/2023	500,000	517,758
4.00%, 3/3/2024	210,000	221,926
3.50%, 1/23/2025	255,000	263,734
3.27%, 9/29/2025(a)	500,000	510,759
3.69%, 6/5/2028(a)	250,000	260,095
3.81%, 4/23/2029(a)	500,000	523,650
4.22%, 5/1/2029(a)	600,000	646,762
Morgan Stanley
2.63%, 11/17/2021	400,000	402,354
2.75%, 5/19/2022	1,850,000	1,864,116
3.75%, 2/25/2023	350,000	364,486
4.00%, 7/23/2025	200,000	213,343
3.88%, 1/27/2026	200,000	211,888
4.35%, 9/8/2026	400,000	429,263
3.77%, 1/24/2029(a)	1,000,000	1,049,107
State Street Corp.
3.10%, 5/15/2023	200,000	204,904
3.55%, 8/18/2025	100,000	105,666

		10,979,274

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Chemicals - 0.9%
Dow Chemical Co. (The)
4.13%, 11/15/2021	150,000	154,938
LYB International Finance BV
4.00%, 7/15/2023	243,000	256,431
LYB International Finance II BV
3.50%, 3/2/2027	187,000	189,599
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	250,000	251,936

		852,904

Commercial Services & Supplies - 0.6%
Republic Services, Inc.
3.55%, 6/1/2022	200,000	205,494
3.95%, 5/15/2028	100,000	108,779
Waste Management, Inc.
3.13%, 3/1/2025	205,000	212,569

		526,842

Communications Equipment - 0.7%
Cisco Systems, Inc.
1.85%, 9/20/2021	200,000	198,793
2.95%, 2/28/2026	100,000	104,202
Motorola Solutions, Inc.
3.75%, 5/15/2022	57,000	58,383
3.50%, 3/1/2023	300,000	305,806

		667,184

Consumer Finance - 4.5%
AerCap Ireland Capital DAC
5.00%, 10/1/2021	150,000	156,998
3.95%, 2/1/2022	200,000	205,135
3.88%, 1/23/2028	200,000	202,631
American Express Co.
2.50%, 8/1/2022	200,000	200,701
3.00%, 10/30/2024	450,000	458,864
3.63%, 12/5/2024	390,000	408,307
American Honda Finance Corp.
1.70%, 9/9/2021	155,000	152,998
Capital One Financial Corp.
3.50%, 6/15/2023	200,000	206,646
3.20%, 2/5/2025	750,000	765,086
4.20%, 10/29/2025	300,000	315,546
Discover Financial Services
4.10%, 2/9/2027	150,000	158,185
General Motors Financial Co., Inc.
3.20%, 7/6/2021	350,000	352,925
4.35%, 1/17/2027	400,000	410,014
Synchrony Financial
4.25%, 8/15/2024	150,000	157,224

		4,151,260

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.
3.13%, 3/15/2026	130,000	134,684
Shell International Finance BV
3.25%, 5/11/2025	200,000	209,202
2.88%, 5/10/2026	175,000	180,006
Synchrony Bank
3.00%, 6/15/2022	250,000	251,620

		775,512

Investments	Principal Amount ($)	Value ($)
Diversified Telecommunication Services - 1.8%
AT&T, Inc.
3.00%, 2/15/2022	200,000	202,919
3.20%, 3/1/2022	100,000	101,997
Verizon Communications, Inc.
5.15%, 9/15/2023	550,000	610,401
2.63%, 8/15/2026	80,000	79,992
4.13%, 3/16/2027	400,000	435,148
4.33%, 9/21/2028	220,000	244,293

		1,674,750

Electric Utilities - 2.0%
Duke Energy Progress LLC
3.45%, 3/15/2029	300,000	319,042
Eversource Energy
Series K, 2.75%, 3/15/2022	150,000	151,456
Exelon Corp.
3.50%, 6/1/2022(b)	400,000	409,671
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/2029	300,000	314,216
Southern Co. (The)
3.25%, 7/1/2026	175,000	178,722
Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	200,000	218,786
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	50,000	51,834
Series A, 3.50%, 3/15/2027	100,000	105,704
Xcel Energy, Inc.
4.00%, 6/15/2028	100,000	108,349

		1,857,780

Energy Equipment & Services - 0.3%
Halliburton Co.
3.50%, 8/1/2023	200,000	207,039
3.80%, 11/15/2025	75,000	78,717

		285,756

Entertainment - 0.2%
TWDC Enterprises 18 Corp.
2.95%, 6/15/2027	200,000	209,494

Equity Real Estate Investment Trusts (REITs) - 4.4%
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/2025	200,000	206,153
American Tower Corp.
3.45%, 9/15/2021	145,000	147,687
3.50%, 1/31/2023	250,000	257,951
3.60%, 1/15/2028	50,000	51,521
3.80%, 8/15/2029	300,000	311,067
Boston Properties LP
3.85%, 2/1/2023	250,000	260,813
3.65%, 2/1/2026	255,000	267,230
4.50%, 12/1/2028	100,000	112,194
Crown Castle International Corp.
4.88%, 4/15/2022	250,000	264,868
5.25%, 1/15/2023	200,000	217,150

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Digital Realty Trust LP
3.95%, 7/1/2022	74,000	76,921
4.45%, 7/15/2028	100,000	108,809
ERP Operating LP
4.63%, 12/15/2021	200,000	209,432
HCP, Inc.
4.25%, 11/15/2023	165,000	175,228
Omega Healthcare Investors, Inc.
4.38%, 8/1/2023	250,000	259,870
Realty Income Corp.
3.65%, 1/15/2028	250,000	263,803
Simon Property Group LP
3.75%, 2/1/2024	270,000	284,803
3.38%, 10/1/2024	200,000	208,828
Ventas Realty LP
3.50%, 2/1/2025	50,000	51,873
4.00%, 3/1/2028	150,000	158,948
Welltower, Inc.
3.75%, 3/15/2023	30,000	31,167
4.25%, 4/1/2026	150,000	160,886

		4,087,202

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.
3.00%, 5/18/2027	75,000	77,774
Kroger Co. (The)
3.85%, 8/1/2023	200,000	209,283
Sysco Corp.
3.75%, 10/1/2025	200,000	211,409
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	305,000	310,655
Walmart, Inc.
3.40%, 6/26/2023	300,000	313,838

		1,122,959

Food Products - 1.0%
General Mills, Inc.
4.00%, 4/17/2025	250,000	265,501
Kraft Heinz Foods Co.
3.50%, 6/6/2022	100,000	102,346
Tyson Foods, Inc.
4.50%, 6/15/2022	124,000	130,807
3.55%, 6/2/2027	100,000	104,030
Unilever Capital Corp.
2.90%, 5/5/2027	200,000	205,731
3.50%, 3/22/2028	100,000	107,452

		915,867

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories
2.90%, 11/30/2021	200,000	202,610
Becton Dickinson and Co.
3.73%, 12/15/2024	100,000	104,920
Medtronic, Inc.
3.50%, 3/15/2025	156,000	165,330

		472,860

Health Care Providers & Services - 2.0%
Anthem, Inc.
3.30%, 1/15/2023	100,000	102,646
3.50%, 8/15/2024	100,000	103,560

Investments	Principal Amount ($)	Value ($)
3.35%, 12/1/2024	150,000	154,330
Cardinal Health, Inc.
2.62%, 6/15/2022	300,000	298,785
CVS Health Corp.
3.50%, 7/20/2022	200,000	205,123
Express Scripts Holding Co.
3.40%, 3/1/2027	255,000	260,106
Laboratory Corp. of America Holdings
3.20%, 2/1/2022	100,000	101,674
UnitedHealth Group, Inc.
2.38%, 10/15/2022	250,000	250,913
3.75%, 7/15/2025	75,000	80,095
3.85%, 6/15/2028	250,000	271,447
3.88%, 12/15/2028	55,000	59,924

		1,888,603

Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc.
2.30%, 1/15/2022	80,000	79,639
McDonald’s Corp.
2.63%, 1/15/2022	150,000	151,355
3.38%, 5/26/2025	125,000	130,552
3.80%, 4/1/2028	150,000	162,239
Sands China Ltd.
5.13%, 8/8/2025	400,000	440,720
Starbucks Corp.
3.10%, 3/1/2023	100,000	102,729
3.50%, 3/1/2028	200,000	211,051

		1,278,285

Household Products - 0.2%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	150,000	155,971

Industrial Conglomerates - 0.5%
3M Co.
2.25%, 9/19/2026	100,000	98,068
3.38%, 3/1/2029	100,000	105,870
Honeywell International, Inc.
1.85%, 11/1/2021	80,000	79,395
Roper Technologies, Inc.
3.80%, 12/15/2026	200,000	210,348

		493,681

Insurance - 1.1%
American International Group, Inc.
3.90%, 4/1/2026	100,000	105,583
4.25%, 3/15/2029	150,000	161,906
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	280,529
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	75,000	78,344
4.38%, 3/15/2029	200,000	222,732
Prudential Financial, Inc.
5.20%, 3/15/2044(a)	10,000	10,451
5.70%, 9/15/2048(a)	150,000	163,077

		1,022,622

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Interactive Media & Services - 0.1%
Alphabet, Inc.
3.38%, 2/25/2024	100,000	105,461

Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	200,000	202,732
3.60%, 11/28/2024	300,000	312,216
Amazon.com, Inc.
3.15%, 8/22/2027	300,000	314,700
eBay, Inc.
3.45%, 8/1/2024	120,000	124,348

		953,996

IT Services - 2.2%
Fidelity National Information Services, Inc.
3.50%, 4/15/2023	250,000	258,731
3.00%, 8/15/2026	100,000	101,508
Fiserv, Inc.
3.80%, 10/1/2023	250,000	262,159
International Business Machines Corp.
3.00%, 5/15/2024	600,000	614,325
3.45%, 2/19/2026	350,000	368,103
3.50%, 5/15/2029	250,000	262,249
Visa, Inc.
3.15%, 12/14/2025	200,000	208,876

		2,075,951

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	300,000	306,277

Media - 2.0%
CBS Corp.
3.70%, 8/15/2024	300,000	311,488
2.90%, 1/15/2027	100,000	97,571
Comcast Corp.
3.60%, 3/1/2024	315,000	331,895
3.95%, 10/15/2025	647,000	696,902
3.55%, 5/1/2028	300,000	317,810
Omnicom Group, Inc.
3.60%, 4/15/2026	100,000	103,393

		1,859,059

Metals & Mining - 0.3%
Vale Overseas Ltd.
6.25%, 8/10/2026	250,000	282,750

Multiline Retail - 0.3%
Dollar Tree, Inc.
3.70%, 5/15/2023	300,000	309,542

Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	100,000	103,912
DTE Energy Co.
3.80%, 3/15/2027	100,000	105,231

Investments	Principal Amount ($)	Value ($)
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	200,000	201,340

		410,483

Oil, Gas & Consumable Fuels - 8.2%
BP Capital Markets America, Inc.
3.25%, 5/6/2022	339,000	347,622
3.22%, 4/14/2024	300,000	310,001
3.12%, 5/4/2026	300,000	308,732
3.02%, 1/16/2027	150,000	153,186
BP Capital Markets plc
3.28%, 9/19/2027	350,000	362,811
Canadian Natural Resources Ltd.
3.85%, 6/1/2027	300,000	310,608
Chevron Corp.
2.95%, 5/16/2026	100,000	103,225
ConocoPhillips Co.
4.95%, 3/15/2026	300,000	342,004
Continental Resources, Inc.
4.50%, 4/15/2023	400,000	417,818
Energy Transfer Operating LP
4.50%, 4/15/2024	300,000	318,926
Enterprise Products Operating LLC
3.35%, 3/15/2023	430,000	442,690
3.75%, 2/15/2025	200,000	211,221
4.15%, 10/16/2028	100,000	108,470
Exxon Mobil Corp.
2.73%, 3/1/2023	160,000	163,111
Kinder Morgan Energy Partners LP
4.25%, 9/1/2024	400,000	424,990
Kinder Morgan, Inc.
4.30%, 6/1/2025	100,000	107,158
MPLX LP
3.38%, 3/15/2023	100,000	102,439
Occidental Petroleum Corp.
2.70%, 2/15/2023	80,000	80,246
3.40%, 4/15/2026	200,000	203,536
ONEOK Partners LP
4.90%, 3/15/2025	150,000	162,951
Plains All American Pipeline LP
3.65%, 6/1/2022	250,000	255,524
4.65%, 10/15/2025	50,000	53,340
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	500,000	555,317
Spectra Energy Partners LP
4.75%, 3/15/2024	400,000	433,791
Total Capital International SA
3.75%, 4/10/2024	180,000	191,463
3.46%, 2/19/2029	200,000	213,619
TransCanada PipeLines Ltd.
2.50%, 8/1/2022	800,000	798,313
Valero Energy Corp.
3.65%, 3/15/2025	200,000	207,491

		7,690,603

Pharmaceuticals - 2.4%
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/2023	200,000	207,219
3.88%, 5/15/2028	200,000	219,203

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Johnson & Johnson
2.45%, 3/1/2026	100,000	100,564
Merck & Co., Inc.
2.75%, 2/10/2025	365,000	373,129
Novartis Capital Corp.
3.40%, 5/6/2024	200,000	210,249
Pfizer, Inc.
3.00%, 12/15/2026	250,000	258,792
3.45%, 3/15/2029	300,000	317,934
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/2026	300,000	305,149
Zoetis, Inc.
3.25%, 2/1/2023	150,000	153,476
3.00%, 9/12/2027	100,000	101,541

		2,247,256

Road & Rail - 0.8%
CSX Corp.
3.25%, 6/1/2027	100,000	103,284
4.25%, 3/15/2029	200,000	222,880
Union Pacific Corp.
4.16%, 7/15/2022	100,000	104,839
3.95%, 9/10/2028	250,000	273,252

		704,255

Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.
3.50%, 12/5/2026	200,000	206,372
Intel Corp.
2.70%, 12/15/2022	200,000	203,257
2.60%, 5/19/2026	150,000	152,062
QUALCOMM, Inc.
3.00%, 5/20/2022	200,000	203,455

		765,146

Software - 2.0%
Microsoft Corp.
2.38%, 2/12/2022	400,000	403,068
2.88%, 2/6/2024	200,000	206,251
2.70%, 2/12/2025	140,000	143,320
3.13%, 11/3/2025	150,000	156,814
2.40%, 8/8/2026	100,000	100,405
Oracle Corp.
2.95%, 5/15/2025	400,000	410,701
2.65%, 7/15/2026	200,000	200,948
3.25%, 11/15/2027	200,000	209,414

		1,830,921

Specialty Retail - 1.0%
Home Depot, Inc. (The)
2.63%, 6/1/2022	200,000	202,868
3.00%, 4/1/2026	130,000	134,467
Lowe’s Cos., Inc.
3.38%, 9/15/2025	100,000	103,766
3.10%, 5/3/2027	300,000	305,740
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	200,000	207,478

		954,319

Investments	Principal Amount ($)	Value ($)
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.
3.00%, 2/9/2024	225,000	232,313
3.45%, 5/6/2024	450,000	474,366
3.20%, 5/11/2027	450,000	469,215
2.90%, 9/12/2027	500,000	511,954
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022(b)	200,000	210,359

		1,898,207

Tobacco - 2.2%
Altria Group, Inc.
3.49%, 2/14/2022	200,000	204,344
2.85%, 8/9/2022	160,000	161,284
4.00%, 1/31/2024	100,000	105,172
2.63%, 9/16/2026	160,000	155,258
4.80%, 2/14/2029	100,000	107,996
BAT Capital Corp.
3.56%, 8/15/2027	400,000	398,996
Philip Morris International, Inc.
2.75%, 2/25/2026	400,000	404,471
Reynolds American, Inc.
4.00%, 6/12/2022	450,000	466,510

		2,004,031

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.00%, 9/15/2023	405,000	407,363

TOTAL CORPORATE BONDS (Cost $88,716,100)		92,151,332

Total Investments - 98.7% (Cost $88,716,100)		92,151,332
Other Assets Less Liabilities - 1.3%		1,195,847

Net Assets - 100.0%		93,347,179

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2019.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.9%

Aerospace & Defense - 2.7%
L3Harris Technologies, Inc. 5.05%, 4/27/2045	25,000	29,751
Lockheed Martin Corp. 4.70%, 5/15/2046	100,000	121,208
Northrop Grumman Corp. 4.75%, 6/1/2043	100,000	117,552
Raytheon Co. 4.88%, 10/15/2040	20,000	24,226
United Technologies Corp. 4.50%, 6/1/2042	205,000	235,478

		528,215

Air Freight & Logistics - 1.4%
FedEx Corp. 3.90%, 2/1/2035	100,000	102,260
4.75%, 11/15/2045	120,000	127,354
United Parcel Service, Inc. 3.75%, 11/15/2047	50,000	52,329

		281,943

Automobiles - 0.2%
Daimler Finance North America LLC 8.50%, 1/18/2031	25,000	37,225

Banks - 7.5%
Bank of America Corp. 4.24%, 4/24/2038(a)	150,000	167,060
5.00%, 1/21/2044	45,000	55,479
Citigroup, Inc. 8.13%, 7/15/2039	27,000	43,564
5.88%, 1/30/2042	40,000	53,358
4.65%, 7/30/2045	105,000	122,727
4.75%, 5/18/2046	40,000	45,482
4.28%, 4/24/2048(a)	70,000	78,888
4.65%, 7/23/2048	50,000	58,912
Fifth Third Bancorp 8.25%, 3/1/2038	30,000	45,275
HSBC Holdings plc 6.10%, 1/14/2042	125,000	175,120
JPMorgan Chase & Co. 4.26%, 2/22/2048(a)	250,000	279,286
3.90%, 1/23/2049(a)	120,000	128,016
Wells Fargo & Co. 5.38%, 11/2/2043	175,000	214,985

		1,468,152

Beverages - 1.9%
Anheuser-Busch Cos. LLC 4.70%, 2/1/2036	150,000	167,408
Diageo Capital plc 5.88%, 9/30/2036	50,000	66,228

Investments	Principal Amount ($)	Value ($)
PepsiCo, Inc.
3.45%, 10/6/2046	135,000	138,546

		372,182

Biotechnology - 5.5%
AbbVie, Inc. 4.40%, 11/6/2042	170,000	168,696
4.70%, 5/14/2045	150,000	152,610
Amgen, Inc. 6.38%, 6/1/2037	20,000	25,567
5.15%, 11/15/2041	65,000	75,239
4.40%, 5/1/2045	150,000	160,545
Celgene Corp. 5.00%, 8/15/2045	200,000	238,669
Gilead Sciences, Inc. 4.75%, 3/1/2046	125,000	142,467
4.15%, 3/1/2047	110,000	115,794

		1,079,587

Capital Markets - 5.7%
Goldman Sachs Group, Inc. (The) 6.75%, 10/1/2037	195,000	258,883
4.02%, 10/31/2038(a)	150,000	156,119
5.15%, 5/22/2045	200,000	232,116
4.75%, 10/21/2045	40,000	47,004
Morgan Stanley
6.38%, 7/24/2042	90,000	127,601
4.38%, 1/22/2047	200,000	225,897
Raymond James Financial, Inc.
4.95%, 7/15/2046	50,000	57,198

		1,104,818

Chemicals - 1.1%
Eastman Chemical Co.
4.80%, 9/1/2042	50,000	52,434
LYB International Finance BV
4.88%, 3/15/2044	100,000	105,762
Praxair, Inc.
3.55%, 11/7/2042	10,000	10,318
Sherwin-Williams Co. (The)
4.50%, 6/1/2047	50,000	53,672

		222,186

Communications Equipment - 0.7%
Cisco Systems, Inc.
5.90%, 2/15/2039	100,000	139,435

Containers & Packaging - 0.2%
Sonoco Products Co.
5.75%, 11/1/2040	25,000	30,045

Diversified Financial Services - 0.7%
Shell International Finance BV
4.38%, 5/11/2045	125,000	145,395

Diversified Telecommunication Services - 9.0%
AT&T, Inc. 4.50%, 5/15/2035	50,000	53,341

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.35%, 9/1/2040	100,000	113,058
4.30%, 12/15/2042	200,000	200,913
Bell Canada, Inc.
4.46%, 4/1/2048	50,000	55,308
British Telecommunications plc
9.63%, 12/15/2030(b)	95,000	143,121
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	130,000	190,475
Orange SA
9.00%, 3/1/2031(b)	90,000	138,584
Verizon Communications, Inc.
4.27%, 1/15/2036	175,000	190,296
5.25%, 3/16/2037	130,000	156,748
4.75%, 11/1/2041	230,000	264,511
4.67%, 3/15/2055	225,000	255,187

		1,761,542

Electric Utilities - 2.9%
Alabama Power Co.
Series B, 3.70%, 12/1/2047	75,000	77,926
Appalachian Power Co.
7.00%, 4/1/2038	35,000	49,790
Duke Energy Florida LLC
6.40%, 6/15/2038	50,000	71,750
Exelon Corp.
4.45%, 4/15/2046	50,000	54,988
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	60,000	82,945
Florida Power & Light Co.
4.13%, 2/1/2042	85,000	95,250
Public Service Electric & Gas Co.
3.80%, 3/1/2046	20,000	21,410
Virginia Electric & Power Co.
Series D, 4.65%, 8/15/2043	100,000	117,860

		571,919

Electrical Equipment - 0.1%
Eaton Corp.
4.15%, 11/2/2042	15,000	16,222

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.
4.75%, 3/15/2042	50,000	56,274

Energy Equipment & Services - 0.9%
Halliburton Co.
4.85%, 11/15/2035	160,000	176,199

Entertainment - 1.3%
NBCUniversal Media LLC
5.95%, 4/1/2041	115,000	152,852
Walt Disney Co. (The)
6.20%, 12/15/2034(c)	75,000	102,570

		255,422

Equity Real Estate Investment Trusts (REITs) - 0.9%
ERP Operating LP
4.50%, 7/1/2044	25,000	29,141

Investments	Principal Amount ($)	Value ($)
Federal Realty Investment Trust
4.50%, 12/1/2044	30,000	34,011
Simon Property Group LP
4.75%, 3/15/2042	35,000	41,285
Welltower, Inc.
4.95%, 9/1/2048	15,000	17,287
Weyerhaeuser Co.
7.38%, 3/15/2032	40,000	55,527

		177,251

Food & Staples Retailing - 1.7%
Kroger Co. (The)
4.45%, 2/1/2047	50,000	49,539
Sysco Corp.
4.85%, 10/1/2045	40,000	46,228
Walgreen Co.
4.40%, 9/15/2042	105,000	101,608
Walmart, Inc.
4.05%, 6/29/2048	125,000	143,649

		341,024

Food Products - 1.3%
Kellogg Co.
Series B, 7.45%, 4/1/2031	50,000	67,302
Mead Johnson Nutrition Co.
4.60%, 6/1/2044	35,000	41,413
Tyson Foods, Inc.
4.88%, 8/15/2034	100,000	114,767
Unilever Capital Corp.
5.90%, 11/15/2032	25,000	33,430

		256,912

Gas Utilities - 0.3%
Atmos Energy Corp.
4.13%, 10/15/2044	20,000	22,236
Southern California Gas Co.
Series VV, 4.30%, 1/15/2049	25,000	28,059

		50,295

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories
4.90%, 11/30/2046	100,000	124,550
Koninklijke Philips NV
5.00%, 3/15/2042	40,000	47,209
Medtronic, Inc.
4.38%, 3/15/2035	33,000	38,550
Stryker Corp.
4.63%, 3/15/2046	30,000	35,068

		245,377

Health Care Providers & Services - 1.0%
Humana, Inc.
4.95%, 10/1/2044	15,000	17,069
UnitedHealth Group, Inc.
4.45%, 12/15/2048	150,000	170,697

		187,766

Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp.
6.30%, 3/1/2038	85,000	112,456
4.88%, 12/9/2045	150,000	173,550

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Starbucks Corp.
3.75%, 12/1/2047	75,000	74,103

		360,109

Industrial Conglomerates - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 6/15/2043	25,000	31,303

Insurance - 4.2%
Aflac, Inc.
4.75%, 1/15/2049	50,000	59,219
Allstate Corp. (The)
6.50%, 5/15/2057(a)	15,000	17,433
American International Group, Inc.
3.88%, 1/15/2035	130,000	132,330
Aon plc
4.60%, 6/14/2044	65,000	72,134
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	75,000	100,408
Chubb Corp. (The)
6.00%, 5/11/2037	35,000	47,487
Manulife Financial Corp.
5.38%, 3/4/2046	35,000	43,524
Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	25,000	27,750
4.90%, 3/15/2049	75,000	90,900
MetLife, Inc.
6.40%, 12/15/2036	70,000	81,279
Principal Financial Group, Inc.
6.05%, 10/15/2036	30,000	38,493
Prudential Financial, Inc.
3.94%, 12/7/2049	50,000	53,118
Travelers Cos., Inc. (The)
4.10%, 3/4/2049	50,000	56,395

		820,470

Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd.
4.00%, 12/6/2037	200,000	209,793
Amazon.com, Inc.
4.25%, 8/22/2057	75,000	87,781
eBay, Inc.
4.00%, 7/15/2042	40,000	38,307

		335,881

IT Services - 2.2%
Fidelity National Information Services, Inc.
4.75%, 5/15/2048	50,000	56,775
International Business Machines Corp.
5.88%, 11/29/2032	125,000	164,220
4.25%, 5/15/2049	100,000	108,537
Visa, Inc.
4.30%, 12/14/2045	80,000	95,189

		424,721

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
4.10%, 8/15/2047	50,000	53,710

Investments	Principal Amount ($)	Value ($)
Machinery - 0.3%
Fortive Corp.
4.30%, 6/15/2046	30,000	30,632
Illinois Tool Works, Inc.
3.90%, 9/1/2042	30,000	33,277

		63,909

Media - 4.4%
CBS Corp.
4.60%, 1/15/2045	100,000	105,382
Comcast Corp.
4.60%, 10/15/2038	250,000	290,166
3.40%, 7/15/2046	165,000	159,523
4.70%, 10/15/2048	125,000	146,968
4.00%, 11/1/2049	150,000	158,868

		860,907

Metals & Mining - 1.5%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	50,000	62,808
Newmont Goldcorp Corp.
5.88%, 4/1/2035	50,000	61,117
Nucor Corp.
4.40%, 5/1/2048	75,000	82,332
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	75,000	94,077

		300,334

Multi-Utilities - 2.0%
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	130,000	161,582
Consolidated Edison Co. of New York, Inc.
4.50%, 5/15/2058	150,000	171,718
Southern Co. Gas Capital Corp.
3.95%, 10/1/2046	50,000	49,827

		383,127

Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.
4.50%, 7/15/2044	125,000	125,192
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	50,000	62,523
ConocoPhillips
5.90%, 10/15/2032	200,000	259,970
Devon Energy Corp.
5.60%, 7/15/2041	70,000	83,369
Enterprise Products Operating LLC
5.95%, 2/1/2041	125,000	157,172
4.85%, 3/15/2044	150,000	165,730
4.25%, 2/15/2048	100,000	103,100
Exxon Mobil Corp.
4.11%, 3/1/2046	40,000	45,902
Magellan Midstream Partners LP
5.15%, 10/15/2043	20,000	23,132
4.20%, 10/3/2047	80,000	82,091
Occidental Petroleum Corp.
4.63%, 6/15/2045	100,000	105,240
ONEOK Partners LP
6.13%, 2/1/2041	60,000	71,546
Phillips 66
5.88%, 5/1/2042	105,000	132,163

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Phillips 66 Partners LP
4.90%, 10/1/2046	30,000	32,509
Plains All American Pipeline LP
5.15%, 6/1/2042	100,000	101,282
Suncor Energy, Inc.
4.00%, 11/15/2047	135,000	140,760
TransCanada PipeLines Ltd.
4.63%, 3/1/2034	50,000	55,834

		1,747,515

Pharmaceuticals - 4.2%
AstraZeneca plc
4.38%, 11/16/2045	135,000	152,224
Eli Lilly & Co.
3.70%, 3/1/2045	30,000	31,372
4.15%, 3/15/2059	50,000	55,016
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034	35,000	44,653
6.38%, 5/15/2038	50,000	69,643
Johnson & Johnson
3.70%, 3/1/2046	120,000	130,340
Merck & Co., Inc.
3.70%, 2/10/2045	55,000	58,650
Novartis Capital Corp.
4.40%, 5/6/2044	25,000	29,563
Wyeth LLC
6.50%, 2/1/2034	140,000	195,079
Zoetis, Inc.
4.70%, 2/1/2043	40,000	45,044

		811,584

Road & Rail - 3.9%
Burlington Northern Santa Fe LLC
5.15%, 9/1/2043	100,000	123,687
Canadian National Railway Co.
3.20%, 8/2/2046	50,000	48,970
CSX Corp.
6.15%, 5/1/2037	85,000	108,855
4.10%, 3/15/2044	115,000	121,706
Norfolk Southern Corp.
4.84%, 10/1/2041	115,000	133,708
Union Pacific Corp.
4.50%, 9/10/2048	50,000	56,628
4.30%, 3/1/2049	150,000	165,156

		758,710

Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.
4.35%, 4/1/2047	80,000	91,742
Intel Corp.
3.73%, 12/8/2047	100,000	106,053
QUALCOMM, Inc.
4.80%, 5/20/2045	45,000	51,339

		249,134

Software - 4.5%
Microsoft Corp.
3.50%, 2/12/2035	185,000	198,531
3.95%, 8/8/2056	205,000	227,453
Oracle Corp.
6.13%, 7/8/2039	125,000	171,661

Investments	Principal Amount ($)	Value ($)
4.38%, 5/15/2055	250,000	280,971

		878,616

Specialty Retail - 1.0%
Home Depot, Inc. (The)
5.88%, 12/16/2036	145,000	195,912

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.
4.65%, 2/23/2046	220,000	263,589
HP, Inc.
6.00%, 9/15/2041	40,000	44,537

		308,126

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc.
3.63%, 5/1/2043	50,000	52,197

Tobacco - 2.4%
Altria Group, Inc.
4.25%, 8/9/2042	105,000	102,417
5.38%, 1/31/2044	145,000	159,325
Philip Morris International, Inc.
4.13%, 3/4/2043	95,000	98,740
Reynolds American, Inc.
5.70%, 8/15/2035	90,000	101,204

		461,686

Water Utilities - 0.4%
American Water Capital Corp.
4.20%, 9/1/2048	80,000	88,184

Wireless Telecommunication Services - 2.1%
America Movil SAB de CV
6.13%, 3/30/2040	150,000	197,577
Rogers Communications, Inc.
5.00%, 3/15/2044	85,000	98,893
Telefonica Europe BV
8.25%, 9/15/2030	50,000	71,691
Vodafone Group plc
7.88%, 2/15/2030	30,000	40,738

		408,899

TOTAL CORPORATE BONDS (Cost $17,597,687)		19,100,420

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 0.1%

Latam Airlines Pass-Through Trust A
Series 2015-1, Class A, 4.20%, 11/15/2027 (Cost $19,710)	20,293	20,605

Total Investments - 98.0% (Cost $17,617,397)		19,121,025
Other Assets Less Liabilities - 2.0%		389,155

Net Assets - 100.0%		19,510,180

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2019.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

July 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.6%

Aerospace & Defense - 2.1%
Arconic, Inc. 6.75%, 1/15/2028	50,000	55,295
Bombardier, Inc. 7.88%, 4/15/2027(a)	50,000	50,750
TransDigm UK Holdings plc 6.88%, 5/15/2026	105,000	107,363
TransDigm, Inc. 6.00%, 7/15/2022	100,000	101,280
6.38%, 6/15/2026	490,000	500,878
Triumph Group, Inc. 4.88%, 4/1/2021	50,000	49,750

		865,316

Air Freight & Logistics - 0.1%
XPO Logistics, Inc. 6.13%, 9/1/2023(a)	50,000	51,625

Airlines - 0.1%
American Airlines Group, Inc. 5.00%, 6/1/2022(a)	50,000	51,505

Auto Components - 2.0%
Allison Transmission, Inc. 5.00%, 10/1/2024(a)	50,000	50,985
4.75%, 10/1/2027(a)	100,000	100,625
Dana Financing Luxembourg Sarl 6.50%, 6/1/2026(a)	80,000	83,800
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	50,000	50,070
Icahn Enterprises LP 6.38%, 12/15/2025	110,000	115,225
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)	30,000	30,750
Panther BF Aggregator 2 LP 8.50%, 5/15/2027(a)	400,000	407,500

		838,955

Banks - 0.9%
Societe Generale SA 7.38%, 9/13/2021(a)(b)(c)	110,000	114,813
8.00%, 9/29/2025(a)(b)(c)	145,000	161,255
UBS Group Funding Switzerland AG 7.00%, 1/31/2024(a)(b)(c)	100,000	105,625

		381,693

Beverages - 0.2%
Cott Holdings, Inc. 5.50%, 4/1/2025(a)	100,000	102,875

Building Products - 1.1%
Cornerstone Building Brands, Inc. 8.00%, 4/15/2026(a)	110,000	107,662

Investments	Principal Amount ($)	Value ($)
Griffon Corp. 5.25%, 3/1/2022	110,000	110,000
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026(a)	30,000	32,513
Standard Industries, Inc. 5.38%, 11/15/2024(a)	75,000	77,156
4.75%, 1/15/2028(a)	130,000	128,982

		456,313

Capital Markets - 0.9%
Credit Suisse Group AG 7.50%, 7/17/2023(a)(b)(c)	170,000	180,747
Deutsche Bank AG 4.30%, 5/24/2028(c)	100,000	92,834
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	30,000	31,275
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	30,000	31,200
VistaJet Malta Finance plc 10.50%, 6/1/2024(a)	50,000	49,625

		385,681

Chemicals - 1.8%
CF Industries, Inc. 5.15%, 3/15/2034	30,000	29,775
Chemours Co. (The) 6.63%, 5/15/2023	100,000	100,813
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)	50,000	46,375
FXI Holdings, Inc. 7.88%, 11/1/2024(a)	110,000	99,275
PolyOne Corp. 5.25%, 3/15/2023	50,000	53,375
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	50,000	47,625
SPCM SA 4.88%, 9/15/2025(a)	110,000	111,617
Starfruit Finco BV 8.00%, 10/1/2026(a)	100,000	99,500
TPC Group, Inc. 8.75%, 12/15/2020(a)	110,000	110,220
WR Grace & Co. 5.13%, 10/1/2021(a)	50,000	52,063

		750,638

Commercial Services & Supplies - 3.7%
ADT Security Corp. (The) 3.50%, 7/15/2022	150,000	149,625
APX Group, Inc. 7.88%, 12/1/2022	140,000	133,350
Covanta Holding Corp. 5.88%, 7/1/2025	110,000	114,813
Garda World Security Corp. 8.75%, 5/15/2025(a)	110,000	113,025
GFL Environmental, Inc. 5.38%, 3/1/2023(a)	110,000	112,062
8.50%, 5/1/2027(a)	50,000	54,875

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Harland Clarke Holdings Corp. 9.25%, 3/1/2021(a)	230,000	221,375
KAR Auction Services, Inc. 5.13%, 6/1/2025(a)	80,000	82,800
Nielsen Finance LLC 5.00%, 4/15/2022(a)	140,000	140,483
Pitney Bowes, Inc. 3.88%, 10/1/2021(d)	140,000	136,878
Prime Security Services Borrower LLC 9.25%, 5/15/2023(a)	100,000	105,250
West Corp. 8.50%, 10/15/2025(a)	210,000	177,975

		1,542,511

Communications Equipment - 1.7%
CommScope Technologies LLC 6.00%, 6/15/2025(a)	450,000	411,750
CommScope, Inc. 5.50%, 6/15/2024(a)	210,000	194,775
Riverbed Technology, Inc. 8.88%, 3/1/2023(a)	80,000	48,200
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	50,000	51,637

		706,362

Construction & Engineering - 0.5%
Brand Industrial Services, Inc. 8.50%, 7/15/2025(a)	140,000	123,200
New Enterprise Stone & Lime Co., Inc. 10.13%, 4/1/2022(a)	42,000	43,208
Tutor Perini Corp. 6.88%, 5/1/2025(a)	50,000	49,187

		215,595

Consumer Finance - 2.2%
Ally Financial, Inc. 8.00%, 11/1/2031	15,000	20,123
Credit Acceptance Corp. 6.63%, 3/15/2026(a)	100,000	108,130
Navient Corp. 5.50%, 1/25/2023	165,000	171,344
6.75%, 6/15/2026	100,000	104,375
Springleaf Finance Corp. 8.25%, 10/1/2023	250,000	291,250
TMX Finance LLC 11.13%, 4/1/2023(a)	130,000	119,112
Voyager Aviation Holdings LLC 8.50%, 8/15/2021(a)	80,000	82,800

		897,134

Containers & Packaging - 2.7%
Berry Global, Inc. 5.13%, 7/15/2023	30,000	30,750
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	120,000	141,600
Flex Acquisition Co., Inc. 6.88%, 1/15/2025(a)	80,000	71,400
7.88%, 7/15/2026(a)	100,000	90,750
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(a)	50,000	51,875

Investments	Principal Amount ($)	Value ($)
Mauser Packaging Solutions Holding Co. 7.25%, 4/15/2025(a)	350,000	332,938
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022(a)	50,000	51,687
Pactiv LLC 8.38%, 4/15/2027	45,000	49,275
Plastipak Holdings, Inc. 6.25%, 10/15/2025(a)	135,000	121,878
Reynolds Group Issuer, Inc. 7.00%, 7/15/2024(a)	100,000	103,687
Sealed Air Corp. 5.25%, 4/1/2023(a)	50,000	53,500

		1,099,340

Distributors - 0.2%
Core & Main LP 6.13%, 8/15/2025(a)	80,000	82,800

Diversified Consumer Services - 0.6%
Laureate Education, Inc. 8.25%, 5/1/2025(a)	110,000	120,175
Midas Intermediate Holdco II LLC 7.88%, 10/1/2022(a)	30,000	28,800
ServiceMaster Co. LLC (The) 5.13%, 11/15/2024(a)	100,000	103,721

		252,696

Diversified Financial Services - 1.7%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)	20,000	19,800
Jefferies Finance LLC 7.25%, 8/15/2024(a)	110,000	109,175
Refinitiv US Holdings, Inc. 8.25%, 11/15/2026(a)	400,000	443,600
Verscend Escrow Corp. 9.75%, 8/15/2026(a)	80,000	85,582
Voya Financial, Inc. 5.65%, 5/15/2053(c)	50,000	52,819

		710,976

Diversified Telecommunication Services - 6.4%
CCO Holdings LLC 5.75%, 2/15/2026(a)	155,000	163,674
5.13%, 5/1/2027(a)	310,000	320,462
5.00%, 2/1/2028(a)	360,000	370,368
5.38%, 6/1/2029(a)	50,000	51,938
CenturyLink, Inc. Series T, 5.80%, 3/15/2022	165,000	172,425
Series Y, 7.50%, 4/1/2024	250,000	274,298
Koninklijke KPN NV 7.00%, 3/28/2073(a)(c)	100,000	106,848
Level 3 Financing, Inc. 5.38%, 1/15/2024	150,000	152,418
Sprint Capital Corp. 6.88%, 11/15/2028	470,000	518,175
8.75%, 3/15/2032	250,000	310,937
Telecom Italia Capital SA 6.38%, 11/15/2033	105,000	110,796

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Virgin Media Finance plc 5.75%, 1/15/2025(a)	100,000	104,345

		2,656,684

Electrical Equipment - 0.4%
Vertiv Group Corp. 9.25%, 10/15/2024(a)	150,000	142,125

Electronic Equipment, Instruments & Components - 0.1%
CDW LLC 5.00%, 9/1/2025	50,000	52,156

Energy Equipment & Services - 2.7%
CSI Compressco LP 7.50%, 4/1/2025(a)	100,000	100,000
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	110,000	105,050
KCA Deutag UK Finance plc 9.63%, 4/1/2023(a)	210,000	143,850
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025(a)	50,000	49,125
Nabors Industries, Inc. 5.50%, 1/15/2023	50,000	47,000
5.75%, 2/1/2025	50,000	44,000
Nine Energy Service, Inc. 8.75%, 11/1/2023(a)	50,000	49,125
Noble Holding International Ltd. 7.88%, 2/1/2026(a)	110,000	94,187
Precision Drilling Corp. 7.75%, 12/15/2023	100,000	101,000
Rowan Cos., Inc. 4.88%, 6/1/2022	50,000	45,938
Transocean, Inc. 9.00%, 7/15/2023(a)	140,000	147,834
7.50%, 1/15/2026(a)	150,000	142,875
USA Compression Partners LP 6.88%, 4/1/2026	30,000	31,353

		1,101,337

Entertainment - 1.3%
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024(a)	50,000	52,875
Live Nation Entertainment, Inc. 5.63%, 3/15/2026(a)	100,000	106,125
Netflix, Inc. 5.88%, 11/15/2028	340,000	374,000

		533,000

Equity Real Estate Investment Trusts (REITs) - 2.8%
Equinix, Inc. 5.38%, 1/1/2022	100,000	102,452
5.75%, 1/1/2025	130,000	134,879
GEO Group, Inc. (The) 5.88%, 10/15/2024	117,000	98,280
Iron Mountain, Inc. 5.75%, 8/15/2024	110,000	111,067
iStar, Inc. 6.00%, 4/1/2022	105,000	107,887
MPT Operating Partnership LP 5.00%, 10/15/2027	50,000	51,875

Investments	Principal Amount ($)	Value ($)
SBA Communications Corp. 4.00%, 10/1/2022	160,000	163,000
Uniti Group LP 6.00%, 4/15/2023(a)	50,000	47,812
8.25%, 10/15/2023	295,000	267,713
Washington Prime Group LP 5.95%, 8/15/2024(d)	50,000	47,000

		1,131,965

Food & Staples Retailing - 0.2%
Beverages & More, Inc. 11.50%, 6/15/2022(a)	30,000	23,250
Fresh Market, Inc. (The) 9.75%, 5/1/2023(a)	80,000	49,600

		72,850

Food Products - 1.4%
Chobani LLC 7.50%, 4/15/2025(a)	80,000	75,000
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	30,000	29,632
NBM US Holdings, Inc. 7.00%, 5/14/2026(a)	50,000	51,762
Pilgrim’s Pride Corp. 5.88%, 9/30/2027(a)	30,000	31,613
Post Holdings, Inc. 5.50%, 3/1/2025(a)	180,000	187,875
Sigma Holdco BV 7.88%, 5/15/2026(a)	110,000	102,575
Simmons Foods, Inc. 5.75%, 11/1/2024(a)	110,000	101,200

		579,657

Gas Utilities - 0.6%
AmeriGas Partners LP 5.50%, 5/20/2025	110,000	116,050
Suburban Propane Partners LP 5.50%, 6/1/2024	110,000	112,750
Superior Plus LP 7.00%, 7/15/2026(a)	30,000	31,800

		260,600

Health Care Equipment & Supplies - 0.5%
Hologic, Inc. 4.63%, 2/1/2028(a)	100,000	103,000
Immucor, Inc. 11.13%, 2/15/2022(a)	30,000	30,712
Ortho-Clinical Diagnostics, Inc. 6.63%, 5/15/2022(a)	75,000	73,500

		207,212

Health Care Providers & Services - 5.7%
AHP Health Partners, Inc. 9.75%, 7/15/2026(a)	30,000	32,475
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025(a)	75,000	51,375
Centene Corp. 5.38%, 6/1/2026(a)	150,000	158,813
DaVita, Inc. 5.00%, 5/1/2025	150,000	147,566
Encompass Health Corp. 5.13%, 3/15/2023	100,000	101,900

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	150,000	104,625
HCA, Inc. 5.88%, 5/1/2023	100,000	109,750
7.69%, 6/15/2025	150,000	177,000
MEDNAX, Inc. 6.25%, 1/15/2027(a)	50,000	49,676
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)	140,000	136,494
NVA Holdings, Inc. 6.88%, 4/1/2026(a)	50,000	53,750
One Call Corp. 10.00%, 10/1/2024(a)	110,000	102,850
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026(a)	175,000	186,156
Surgery Center Holdings, Inc. 10.00%, 4/15/2027(a)	150,000	148,500
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	140,000	114,800
Tenet Healthcare Corp. 8.13%, 4/1/2022	350,000	375,375
WellCare Health Plans, Inc. 5.25%, 4/1/2025	200,000	208,292
West Street Merger Sub, Inc. 6.38%, 9/1/2025(a)	110,000	101,475

		2,360,872

Hotels, Restaurants & Leisure - 3.9%
1011778 BC ULC 5.00%, 10/15/2025(a)	210,000	214,725
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022(a)	30,000	30,037
Boyd Gaming Corp. 6.38%, 4/1/2026	150,000	158,813
Carlson Travel, Inc. 6.75%, 12/15/2023(a)	100,000	101,500
Cirsa Finance International SARL 7.88%, 12/20/2023(a)	110,000	116,629
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	30,000	31,875
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	30,000	33,525
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025(a)	110,000	113,438
Golden Nugget, Inc. 6.75%, 10/15/2024(a)	140,000	144,463
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	50,000	50,760
Hilton Worldwide Finance LLC 4.63%, 4/1/2025	50,000	51,375
IRB Holding Corp. 6.75%, 2/15/2026(a)	30,000	29,925
KFC Holding Co. 5.00%, 6/1/2024(a)	150,000	155,250
MGM Resorts International 6.00%, 3/15/2023	100,000	108,750

Investments	Principal Amount ($)	Value ($)
Mohegan Gaming & Entertainment 7.88%, 10/15/2024(a)	35,000	34,212
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	50,000	51,250
Viking Cruises Ltd. 6.25%, 5/15/2025(a)	110,000	113,850
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	80,000	84,100

		1,624,477

Household Durables - 1.6%
American Greetings Corp. 8.75%, 4/15/2025(a)	110,000	102,575
Ashton Woods USA LLC 6.75%, 8/1/2025(a)	50,000	48,875
Brookfield Residential Properties, Inc. 6.38%, 5/15/2025(a)	110,000	111,925
Mattamy Group Corp. 6.50%, 10/1/2025(a)	110,000	115,775
PulteGroup, Inc. 5.50%, 3/1/2026	100,000	108,125
Shea Homes LP 5.88%, 4/1/2023(a)	50,000	51,690
TRI Pointe Group, Inc. 5.88%, 6/15/2024	110,000	114,950

		653,915

Household Products - 0.4%
Energizer Holdings, Inc. 7.75%, 1/15/2027(a)	50,000	54,411
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(a)	110,000	95,150

		149,561

Independent Power and Renewable Electricity Producers - 1.2%
Calpine Corp. 5.75%, 1/15/2025	100,000	99,845
Clearway Energy Operating LLC 5.38%, 8/15/2024	50,000	51,500
NRG Energy, Inc. 7.25%, 5/15/2026	160,000	173,339
Talen Energy Supply LLC 10.50%, 1/15/2026(a)	140,000	131,950
Vistra Energy Corp. 5.88%, 6/1/2023	50,000	51,313

		507,947

Insurance - 2.2%
Acrisure LLC 7.00%, 11/15/2025(a)	250,000	230,625
AmWINS Group, Inc. 7.75%, 7/1/2026(a)	75,000	78,656
Ardonagh Midco 3 plc 8.63%, 7/15/2023(a)	160,000	149,600
AssuredPartners, Inc. 7.00%, 8/15/2025(a)	50,000	50,000
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	30,000	31,500
HUB International Ltd. 7.00%, 5/1/2026(a)	180,000	183,487

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
NFP Corp. 6.88%, 7/15/2025(a)	80,000	80,700
USI, Inc. 6.88%, 5/1/2025(a)	30,000	29,925
York Risk Services Holding Corp. 8.50%, 10/1/2022(a)	50,000	50,437

		884,930

Interactive Media & Services - 0.6%
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)	250,000	230,000

Internet & Direct Marketing Retail - 0.3%
QVC, Inc. 4.38%, 3/15/2023	100,000	102,699

IT Services - 2.1%
Banff Merger Sub, Inc. 9.75%, 9/1/2026(a)	290,000	259,550
EIG Investors Corp. 10.88%, 2/1/2024	100,000	105,125
Tempo Acquisition LLC 6.75%, 6/1/2025(a)	140,000	145,075
VeriSign, Inc. 4.63%, 5/1/2023	100,000	101,402
Zayo Group LLC 6.38%, 5/15/2025	250,000	257,225

		868,377

Life Sciences Tools & Services - 0.5%
Avantor, Inc. 6.00%, 10/1/2024(a)	75,000	80,438
9.00%, 10/1/2025(a)	110,000	122,170

		202,608

Machinery - 1.7%
Apex Tool Group LLC 9.00%, 2/15/2023(a)	30,000	26,850
Cleaver-Brooks, Inc. 7.88%, 3/1/2023(a)	100,000	92,750
Cloud Crane LLC 10.13%, 8/1/2024(a)	110,000	117,975
Colfax Corp. 6.00%, 2/15/2024(a)	50,000	53,141
Grinding Media, Inc. 7.38%, 12/15/2023(a)	100,000	96,250
Manitowoc Co., Inc. (The) 9.00%, 4/1/2026(a)	50,000	50,500
Navistar International Corp. 6.63%, 11/1/2025(a)	100,000	103,125
Titan Acquisition Ltd. 7.75%, 4/15/2026(a)	130,000	118,300
Werner FinCo LP 8.75%, 7/15/2025(a)	50,000	40,250

		699,141

Marine - 0.3%
Stena AB 7.00%, 2/1/2024(a)	110,000	108,350

Investments	Principal Amount ($)	Value ($)
Media - 7.7%
AMC Networks, Inc. 5.00%, 4/1/2024	50,000	51,422
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024(a)	100,000	108,750
CSC Holdings LLC 6.75%, 11/15/2021	350,000	375,375
DISH DBS Corp. 6.75%, 6/1/2021	260,000	271,297
5.88%, 7/15/2022	100,000	101,452
5.00%, 3/15/2023	125,000	121,094
7.75%, 7/1/2026	250,000	245,625
Entercom Media Corp. 7.25%, 11/1/2024(a)	35,000	36,838
GCI LLC 6.63%, 6/15/2024(a)	100,000	106,750
Getty Images, Inc. 9.75%, 3/1/2027(a)	50,000	52,375
Gray Television, Inc. 5.88%, 7/15/2026(a)	100,000	104,000
iHeartCommunications, Inc. 8.38%, 5/1/2027	100,000	105,750
Lamar Media Corp. 5.38%, 1/15/2024	100,000	103,250
McGraw-Hill Global Education Holdings LLC 7.88%, 5/15/2024(a)	35,000	31,675
MDC Partners, Inc. 6.50%, 5/1/2024(a)	110,000	99,825
Meredith Corp. 6.88%, 2/1/2026	110,000	117,150
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024(a)	55,000	57,269
Quebecor Media, Inc. 5.75%, 1/15/2023	100,000	107,000
Radiate Holdco LLC 6.63%, 2/15/2025(a)	110,000	109,175
Sinclair Television Group, Inc. 5.38%, 4/1/2021	50,000	50,150
Sirius XM Radio, Inc. 5.38%, 4/15/2025(a)	175,000	182,437
Tribune Media Co. 5.88%, 7/15/2022	100,000	102,150
Univision Communications, Inc. 5.13%, 5/15/2023(a)	135,000	134,703
5.13%, 2/15/2025(a)	90,000	88,087
UPC Holding BV 5.50%, 1/15/2028(a)	110,000	112,475
Videotron Ltd. 5.00%, 7/15/2022	100,000	104,845
Ziggo BV 5.50%, 1/15/2027(a)	80,000	82,300

		3,163,219

Metals & Mining - 3.2%
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)	100,000	105,250
Allegheny Technologies, Inc. 7.88%, 8/15/2023(d)	50,000	54,062

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Baffinland Iron Mines Corp. 8.75%, 7/15/2026(a)	150,000	156,000
Commercial Metals Co. 5.75%, 4/15/2026	30,000	30,975
FMG Resources August 2006 Pty. Ltd. 4.75%, 5/15/2022(a)	130,000	133,155
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	115,000	107,260
Hudbay Minerals, Inc. 7.63%, 1/15/2025(a)	50,000	52,063
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026(a)	50,000	52,750
Northwest Acquisitions ULC 7.13%, 11/1/2022(a)	55,000	37,538
Novelis Corp. 6.25%, 8/15/2024(a)	110,000	115,502
SunCoke Energy Partners LP 7.50%, 6/15/2025(a)	110,000	109,445
United States Steel Corp. 6.88%, 8/15/2025	275,000	268,813
Warrior Met Coal, Inc. 8.00%, 11/1/2024(a)	110,000	115,016

		1,337,829

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust, Inc. 5.00%, 12/15/2021	28,000	28,980

Oil, Gas & Consumable Fuels - 10.1%
Alliance Resource Operating Partners LP 7.50%, 5/1/2025(a)	50,000	51,563
Antero Midstream Partners LP 5.38%, 9/15/2024	200,000	193,500
Antero Resources Corp. 5.63%, 6/1/2023	150,000	142,500
Ascent Resources Utica Holdings LLC 10.00%, 4/1/2022(a)	50,000	49,625
Berry Petroleum Co. LLC 7.00%, 2/15/2026(a)	30,000	28,800
Bruin E&P Partners LLC 8.88%, 8/1/2023(a)	100,000	75,250
Calumet Specialty Products Partners LP 7.63%, 1/15/2022	30,000	28,950
Cheniere Energy Partners LP 5.25%, 10/1/2025	50,000	52,001
Chesapeake Energy Corp. 7.00%, 10/1/2024	100,000	82,125
8.00%, 1/15/2025	140,000	120,400
8.00%, 6/15/2027	250,000	201,250
CNX Resources Corp. 5.88%, 4/15/2022	50,000	47,892
Comstock Resources, Inc. 9.75%, 8/15/2026	150,000	112,875
CONSOL Energy, Inc. 11.00%, 11/15/2025(a)	50,000	53,125
Covey Park Energy LLC 7.50%, 5/15/2025(a)	80,000	56,400

Investments	Principal Amount ($)	Value ($)
DCP Midstream LP Series A, 7.38%, 12/15/2022(b)(c)	50,000	49,299
Denbury Resources, Inc. 9.00%, 5/15/2021(a)	150,000	142,125
Energy Transfer Operating LP Series A, 6.25%, 2/15/2023(b)(c)	110,000	102,958
EnLink Midstream Partners LP 5.05%, 4/1/2045	50,000	42,250
Extraction Oil & Gas, Inc. 7.38%, 5/15/2024(a)	100,000	81,750
Foresight Energy LLC 11.50%, 4/1/2023(a)	30,000	11,100
Genesis Energy LP 6.75%, 8/1/2022	170,000	173,592
6.25%, 5/15/2026	100,000	99,125
Gulfport Energy Corp. 6.38%, 1/15/2026	360,000	273,600
Indigo Natural Resources LLC 6.88%, 2/15/2026(a)	110,000	93,225
Jonah Energy LLC 7.25%, 10/15/2025(a)	110,000	44,550
Laredo Petroleum, Inc. 6.25%, 3/15/2023	93,000	83,933
MEG Energy Corp. 7.00%, 3/31/2024(a)	170,000	163,163
Montage Resources Corp. 8.88%, 7/15/2023	110,000	85,525
Moss Creek Resources Holdings, Inc. 10.50%, 5/15/2027(a)	100,000	88,750
Natural Resource Partners LP 9.13%, 6/30/2025(a)	50,000	50,344
NGL Energy Partners LP 7.50%, 11/1/2023	30,000	31,125
Oasis Petroleum, Inc. 6.88%, 3/15/2022	50,000	50,017
Par Petroleum LLC 7.75%, 12/15/2025(a)	100,000	100,250
Parsley Energy LLC 5.38%, 1/15/2025(a)	50,000	50,878
PBF Holding Co. LLC 7.25%, 6/15/2025	50,000	52,563
Peabody Energy Corp. 6.38%, 3/31/2025(a)	25,000	25,812
Plains All American Pipeline LP Series B, 6.13%, 11/15/2022(b)(c)	100,000	96,598
QEP Resources, Inc. 5.25%, 5/1/2023	100,000	91,500
Range Resources Corp. 5.00%, 3/15/2023	150,000	132,562
Sable Permian Resources Land LLC 7.38%, 11/1/2021(a)	160,000	16,000
SemGroup Corp. 5.63%, 11/15/2023	110,000	106,425

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SM Energy Co. 5.63%, 6/1/2025	100,000	87,250
Southwestern Energy Co. 6.20%, 1/23/2025(d)	110,000	95,425
Summit Midstream Holdings LLC 5.75%, 4/15/2025	50,000	43,250
Sunoco LP 4.88%, 1/15/2023	100,000	101,970
Vine Oil & Gas LP 9.75%, 4/15/2023(a)	150,000	91,500
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	50,000	48,125
Whiting Petroleum Corp. 6.63%, 1/15/2026	50,000	47,375

		4,150,170

Personal Products - 0.6%
Avon Products, Inc. 7.00%, 3/15/2023(d)	110,000	111,265
Prestige Brands, Inc. 5.38%, 12/15/2021(a)	50,000	50,438
Revlon Consumer Products Corp. 5.75%, 2/15/2021(d)	110,000	102,850

		264,553

Pharmaceuticals - 2.1%
Bausch Health Americas, Inc. 8.50%, 1/31/2027(a)	250,000	275,962
Bausch Health Cos., Inc. 6.13%, 4/15/2025(a)	400,000	412,500
HLF Financing Sarl LLC 7.25%, 8/15/2026(a)	100,000	99,375
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	100,000	91,000

		878,837

Professional Services - 0.6%
Dun & Bradstreet Corp. (The) 10.25%, 2/15/2027(a)	225,000	242,719

Real Estate Management & Development - 1.9%
Five Point Operating Co. LP 7.88%, 11/15/2025(a)	110,000	110,277
Forestar Group, Inc. 8.00%, 4/15/2024(a)	50,000	53,500
Howard Hughes Corp. (The) 5.38%, 3/15/2025(a)	110,000	113,300
Hunt Cos., Inc. 6.25%, 2/15/2026(a)	30,000	28,425
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	140,000	143,643
Realogy Group LLC 4.88%, 6/1/2023(a)	260,000	219,700
WeWork Cos., Inc. 7.88%, 5/1/2025(a)	100,000	97,702

		766,547

Road & Rail - 1.3%
Algeco Global Finance plc 8.00%, 2/15/2023(a)	110,000	113,300

Investments	Principal Amount ($)	Value ($)
Kenan Advantage Group, Inc. (The) 7.88%, 7/31/2023(a)	100,000	90,750
Uber Technologies, Inc. 8.00%, 11/1/2026(a)	300,000	318,000

		522,050

Semiconductors & Semiconductor Equipment - 0.3%
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	110,000	117,012

Software - 1.9%
CDK Global, Inc. 5.88%, 6/15/2026	50,000	53,375
Change Healthcare Holdings LLC 5.75%, 3/1/2025(a)	130,000	130,773
j2 Cloud Services LLC 6.00%, 7/15/2025(a)	80,000	84,740
Open Text Corp. 5.88%, 6/1/2026(a)	100,000	106,971
Solera LLC 10.50%, 3/1/2024(a)	100,000	107,595
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	50,000	52,094
Symantec Corp. 5.00%, 4/15/2025(a)	50,000	51,037
Veritas US, Inc. 10.50%, 2/1/2024(a)	240,000	212,400

		798,985

Specialty Retail - 3.1%
eG Global Finance plc 6.75%, 2/7/2025(a)	100,000	100,750
Guitar Center, Inc. 9.50%, 10/15/2021(a)	110,000	105,187
J. Crew Brand LLC 13.00%, 9/15/2021(a)	30,000	30,750
KGA Escrow LLC 7.50%, 8/15/2023(a)	55,000	57,544
L Brands, Inc. 5.63%, 2/15/2022	11,000	11,577
5.25%, 2/1/2028	100,000	92,875
Penske Automotive Group, Inc. 5.50%, 5/15/2026	110,000	114,263
PetSmart, Inc. 5.88%, 6/1/2025(a)	34,000	33,782
8.88%, 6/1/2025(a)	400,000	386,000
SRS Distribution, Inc. 8.25%, 7/1/2026(a)	50,000	49,750
Staples, Inc. 10.75%, 4/15/2027(a)	300,000	311,250

		1,293,728

Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC 7.13%, 6/15/2024(a)	100,000	105,751
NCR Corp. 5.00%, 7/15/2022	110,000	110,929
Western Digital Corp. 4.75%, 2/15/2026	30,000	29,738

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Xerox Corp. 3.80%, 5/15/2024	50,000	50,184

		296,602

Textiles, Apparel & Luxury Goods - 0.2%
Eagle Intermediate Global Holding BV 7.50%, 5/1/2025(a)	100,000	94,500

Thrifts & Mortgage Finance - 0.4%
Provident Funding Associates LP 6.38%, 6/15/2025(a)	30,000	29,100
Quicken Loans, Inc. 5.75%, 5/1/2025(a)	110,000	114,138

		143,238

Tobacco - 0.5%
Vector Group Ltd. 6.13%, 2/1/2025(a)	210,000	200,040

Trading Companies & Distributors - 0.3%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	80,000	69,600
HD Supply, Inc. 5.38%, 10/15/2026(a)	50,000	52,923

		122,523

Wireless Telecommunication Services - 3.2%
C&W Senior Financing DAC 7.50%, 10/15/2026(a)	100,000	107,000
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	100,000	108,096
Intelsat Connect Finance SA 9.50%, 2/15/2023(a)	270,000	243,594
Sprint Corp. 7.88%, 9/15/2023	150,000	167,625
T-Mobile USA, Inc. 6.50%, 1/15/2026	470,000	501,584
Wind Tre SpA 5.00%, 1/20/2026(a)	185,000	184,075

		1,311,974

TOTAL CORPORATE BONDS (Cost $40,852,314)		40,255,984

Total Investments - 97.6% (Cost $40,852,314)		40,255,984
Other Assets Less Liabilities - 2.4%		1,005,192

Net Assets - 100.0%		41,261,176

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Perpetual security. The rate reflected was the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2019.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 87.4%

Aerospace & Defense - 2.1%
Boeing Co. (The) 2.30%, 8/1/2021	580,000	579,661
8.75%, 8/15/2021	827,000	928,074
Lockheed Martin Corp. 4.25%, 11/15/2019	534,000	536,706
Northrop Grumman Corp. 2.08%, 10/15/2020	1,000,000	996,996
3.50%, 3/15/2021	204,000	207,921
Precision Castparts Corp. 2.25%, 6/15/2020	1,000,000	999,656
Spirit AeroSystems, Inc. (ICE LIBOR USD 3 Month + 0.80%), 3.21%, 6/15/2021(a)	711,000	708,646
United Technologies Corp. (ICE LIBOR USD 3 Month + 0.35%), 2.93%, 11/1/2019(a)	466,000	466,334

		5,423,994

Air Freight & Logistics - 0.5%
FedEx Corp. 2.30%, 2/1/2020	1,393,000	1,392,718

Airlines - 0.5%
Southwest Airlines Co. 2.75%, 11/6/2019	225,000	225,085
2.65%, 11/5/2020	1,060,000	1,064,164

		1,289,249

Application Software - 0.2%
Autodesk, Inc. 3.13%, 6/15/2020	400,000	401,486

Asset Management & Custody Banks - 1.4%
Ameriprise Financial, Inc. 3.00%, 3/22/2022	900,000	913,628
Bank of New York Mellon (The) (ICE LIBOR USD 3 Month + 0.28%), 2.78%, 6/4/2021(a)	2,700,000	2,702,579

		3,616,207

Automobile Manufacturers - 3.7%
Daimler Finance North America LLC (ICE LIBOR USD 3 Month + 0.39%), 2.96%, 5/4/2020(a)(b)	1,500,000	1,501,662
(ICE LIBOR USD 3 Month + 0.53%), 3.10%, 5/5/2020(a)(b)	92,000	92,170

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 0.45%), 2.97%, 2/22/2021(a)(b)	1,650,000	1,650,760
Nissan Motor Acceptance Corp. (ICE LIBOR USD 3 Month + 0.63%), 3.02%, 9/21/2021(a)(b)	762,000	762,927
Toyota Motor Corp. 2.16%, 7/2/2022	1,400,000	1,396,718
Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(b)	640,000	639,687
(ICE LIBOR USD 3 Month + 0.77%), 3.31%, 11/13/2020(a)(b)	3,500,000	3,518,333

		9,562,257

Automotive Retail - 1.2%
AutoZone, Inc. 4.00%, 11/15/2020	850,000	864,116
3.70%, 4/15/2022	2,000,000	2,066,584

		2,930,700

Biotechnology - 1.9%
AbbVie, Inc. 2.50%, 5/14/2020	770,000	770,035
Gilead Sciences, Inc. 1.85%, 9/20/2019	342,000	341,784
(ICE LIBOR USD 3 Month + 0.25%), 2.64%, 9/20/2019(a)	82,000	82,023
2.35%, 2/1/2020	3,730,000	3,729,609

		4,923,451

Broadcasting - 0.1%
Fox Corp. 3.67%, 1/25/2022(b)	300,000	309,311

Cable & Satellite - 0.6%
Comcast Corp. 5.15%, 3/1/2020	1,550,000	1,574,434

Consumer Finance - 8.5%
American Express Co. (ICE LIBOR USD 3 Month + 0.53%), 3.05%, 5/17/2021(a)	62,000	62,186
American Express Credit Corp. (ICE LIBOR USD 3 Month + 0.49%), 3.01%, 8/15/2019(a)	414,000	414,103
(ICE LIBOR USD 3 Month + 0.43%), 2.95%, 3/3/2020(a)	913,000	914,695
2.38%, 5/26/2020	10,000	10,000
(ICE LIBOR USD 3 Month + 0.73%), 3.25%, 5/26/2020(a)	975,000	979,504

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Series F, (ICE LIBOR USD 3 Month + 1.05%), 3.48%, 9/14/2020(a)	750,000	757,071
American Honda Finance Corp. 2.00%, 11/13/2019	1,150,000	1,148,717
(ICE LIBOR USD 3 Month + 0.26%), 2.67%, 6/16/2020(a)	302,000	302,579
(ICE LIBOR USD 3 Month + 0.27%), 2.55%, 7/20/2020(a)	209,000	209,351
(ICE LIBOR USD 3 Month + 0.35%), 2.71%, 6/11/2021(a)	1,200,000	1,202,401
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.95%), 3.40%, 3/9/2022(a)	235,000	236,623
Caterpillar Financial Services Corp. Series I, (ICE LIBOR USD 3 Month + 0.39%), 2.92%, 5/17/2021(a)	1,000,000	1,003,313
(ICE LIBOR USD 3 Month + 0.28%), 2.75%, 9/7/2021(a)	2,091,000	2,092,581
Ford Motor Credit Co. LLC 1.90%, 8/12/2019	250,000	249,959
General Motors Financial Co., Inc. 3.15%, 1/15/2020	1,417,000	1,419,250
2.45%, 11/6/2020	751,000	748,411
John Deere Capital Corp. (ICE LIBOR USD 3 Month + 0.18%), 2.48%, 1/7/2020(a)	532,000	532,337
(ICE LIBOR USD 3 Month + 0.30%), 2.75%, 3/13/2020(a)	228,000	228,408
(ICE LIBOR USD 3 Month + 0.29%), 2.63%, 6/22/2020(a)	596,000	597,468
(ICE LIBOR USD 3 Month + 0.17%), 2.48%, 10/9/2020(a)	690,000	690,723
(ICE LIBOR USD 3 Month + 0.26%), 2.71%, 9/10/2021(a)	1,554,000	1,553,926
PACCAR Financial Corp. (ICE LIBOR USD 3 Month + 0.26%), 2.81%, 5/10/2021(a)	1,664,000	1,667,432
Synchrony Financial 2.85%, 7/25/2022	500,000	500,446
Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.26%), 2.56%, 4/17/2020(a)	776,000	777,407

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 0.17%), 2.57%, 9/18/2020(a)	500,000	500,487
(ICE LIBOR USD 3 Month + 0.15%), 2.46%, 10/9/2020(a)	3,000,000	3,001,310

		21,800,688

Data Processing & Outsourced Services - 0.4%
Fiserv, Inc. 2.70%, 6/1/2020	1,050,000	1,051,690

Diversified Banks - 22.6%
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.38%), 2.64%, 1/23/2022(a)	1,742,000	1,741,011
Bank of Montreal 1.75%, 9/11/2019	1,785,000	1,783,748
2.90%, 3/26/2022	1,500,000	1,520,260
Bank of Nova Scotia (The) (ICE LIBOR USD 3 Month + 0.29%), 2.59%, 1/8/2021(a)	670,000	671,088
(ICE LIBOR USD 3 Month + 0.42%), 2.70%, 1/25/2021(a)	1,000,000	1,003,712
Barclays Bank plc (ICE LIBOR USD 3 Month + 0.65%), 3.22%, 8/7/2020(a)	144,000	144,257
BNP Paribas SA 5.00%, 1/15/2021	1,000,000	1,039,113
Canadian Imperial Bank of Commerce 2.61%, 7/22/2023(c)	1,780,000	1,780,235
Citibank NA (SOFR + 0.60%), 2.99%, 3/13/2021(a)	1,000,000	1,003,063
(ICE LIBOR USD 3 Month + 0.57%), 2.83%, 7/23/2021(a)	900,000	903,962
3.16%, 2/19/2022(c)	2,000,000	2,021,902
Citigroup, Inc. 2.65%, 10/26/2020	560,000	561,567
Commonwealth Bank of Australia 2.30%, 9/6/2019	300,000	299,983
Cooperatieve Rabobank UA (ICE LIBOR USD 3 Month + 0.43%), 2.70%, 4/26/2021(a)	520,000	521,820
Credit Agricole SA (ICE LIBOR USD 3 Month + 1.02%), 3.30%, 4/24/2023(a)(b)	100,000	100,592
DBS Group Holdings Ltd. (ICE LIBOR USD 3 Month + 0.49%), 2.94%, 6/8/2020(a)(b)	100,000	100,142

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.85%, 4/16/2022(b)	1,200,000	1,213,848
HSBC Holdings plc (ICE LIBOR USD 3 Month + 0.60%), 3.12%, 5/18/2021(a)	1,605,000	1,607,229
(ICE LIBOR USD 3 Month + 0.65%), 3.09%, 9/11/2021(a)	2,000,000	2,005,145
HSBC USA, Inc. 2.38%, 11/13/2019	897,000	896,707
JPMorgan Chase & Co. (ICE LIBOR USD 3 Month + 0.68%), 3.20%, 6/1/2021(a)	504,000	505,708
JPMorgan Chase Bank NA (SOFR + 0.55%), 2.94%, 10/19/2020(a)	2,000,000	2,001,674
(ICE LIBOR USD 3 Month + 0.29%), 2.87%, 2/1/2021(a)	1,105,000	1,105,406
(ICE LIBOR USD 3 Month + 0.37%), 2.89%, 2/19/2021(a)	500,000	500,388
Lloyds Bank plc (ICE LIBOR USD 3 Month + 0.49%), 3.06%, 5/7/2021(a)	1,038,000	1,038,108
Mitsubishi UFJ Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.65%), 2.92%, 7/26/2021(a)	695,000	697,526
3.22%, 3/7/2022	1,200,000	1,221,803
2.62%, 7/18/2022	1,600,000	1,601,942
National Australia Bank Ltd. 2.25%, 1/10/2020	1,000,000	999,809
1.88%, 7/12/2021	1,000,000	992,535
(ICE LIBOR USD 3 Month + 0.71%), 3.28%, 11/4/2021(a)(b)	2,000,000	2,016,470
Nordea Bank AB (ICE LIBOR USD 3 Month + 0.94%), 3.46%, 8/30/2023(a)(b)	600,000	592,944
Nordea Bank Abp 2.13%, 5/29/2020(b)	1,000,000	997,709
Royal Bank of Canada (ICE LIBOR USD 3 Month + 0.38%), 2.90%, 3/2/2020(a)	2,854,000	2,860,419
Santander UK plc 2.35%, 9/10/2019	596,000	595,926
(ICE LIBOR USD 3 Month + 0.62%), 3.14%, 6/1/2021(a)	672,000	673,252
Skandinaviska Enskilda Banken AB (ICE LIBOR USD 3 Month + 0.43%), 2.96%, 5/17/2021(a)(b)	1,110,000	1,114,007

Investments	Principal Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp. 2.45%, 1/16/2020	1,300,000	1,300,457
Svenska Handelsbanken AB (ICE LIBOR USD 3 Month + 0.47%), 2.99%, 5/24/2021(a)	2,250,000	2,261,209
3.35%, 5/24/2021	1,705,000	1,736,836
Toronto-Dominion Bank (The) (ICE LIBOR USD 3 Month + 0.26%), 2.67%, 9/17/2020(a)	251,000	251,513
(ICE LIBOR USD 3 Month + 0.43%), 2.88%, 6/11/2021(a)	1,000,000	1,004,757
2.70%, 7/30/2021(c)	2,300,000	2,301,054
US Bank NA 2.35%, 1/23/2020	1,375,000	1,375,149
2.00%, 1/24/2020	740,000	738,647
(ICE LIBOR USD 3 Month + 0.31%), 2.88%, 2/4/2021(a)	1,500,000	1,502,941
Wells Fargo & Co. Series N, 2.15%, 1/30/2020	12,000	11,988
Wells Fargo Bank NA 2.40%, 1/15/2020	650,000	650,030
(SOFR + 0.48%), 2.87%, 3/25/2020(a)	500,000	500,996
(ICE LIBOR USD 3 Month + 0.38%), 2.90%, 5/21/2021(a)	900,000	901,032
(ICE LIBOR USD 3 Month + 0.50%), 2.76%, 7/23/2021(a)	2,400,000	2,404,336
Westpac Banking Corp. (ICE LIBOR USD 3 Month + 0.43%), 2.90%, 3/6/2020(a)	273,000	273,722
(ICE LIBOR USD 3 Month + 0.28%), 2.80%, 5/15/2020(a)	194,000	194,393

		57,844,070

Diversified Capital Markets - 0.5%
Macquarie Bank Ltd. 2.40%, 1/21/2020(b)	500,000	499,949
Macquarie Group Ltd. 6.00%, 1/14/2020(b)	800,000	812,667

		1,312,616

Diversified Chemicals - 0.0%(d)
Eastman Chemical Co. 2.70%, 1/15/2020	107,000	107,059

Drug Retail - 0.6%
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019	1,541,000	1,541,169

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Electric Utilities - 1.3%
Duke Energy Corp. 5.05%, 9/15/2019	1,232,000	1,235,438
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.97%, 5/6/2022(a)	1,000,000	1,000,414
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	1,000,000	1,016,906

		3,252,758

Environmental & Facilities Services - 1.5%
Republic Services, Inc. 5.50%, 9/15/2019	1,874,000	1,880,616
Waste Management, Inc. 4.75%, 6/30/2020	2,000,000	2,041,329

		3,921,945

Financial Exchanges & Data - 0.0%(d)
Moody’s Corp. 5.50%, 9/1/2020	100,000	103,217

General Merchandise Stores - 0.1%
Dollar Tree, Inc. (ICE LIBOR USD 3 Month + 0.70%), 3.00%, 4/17/2020(a)	120,000	120,013

Health Care Distributors - 0.3%
McKesson Corp. 3.65%, 11/30/2020	762,000	773,752

Health Care Services - 1.0%
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.63%), 3.08%, 3/9/2020(a)	671,000	672,845
3.13%, 3/9/2020	500,000	502,174
3.35%, 3/9/2021	1,245,000	1,261,622

		2,436,641

Home Improvement Retail - 0.4%
Home Depot, Inc. (The) (ICE LIBOR USD 3 Month + 0.15%), 2.63%, 6/5/2020(a)	512,000	512,932
Lowe’s Cos., Inc. (ICE LIBOR USD 3 Month + 0.42%), 2.87%, 9/10/2019(a)	593,000	593,382

		1,106,314

Homebuilding - 0.2%
DR Horton, Inc. 2.55%, 12/1/2020	428,000	427,832

Hotels, Resorts & Cruise Lines - 1.1%
Marriott International, Inc. Series Y, (ICE LIBOR USD 3 Month + 0.60%), 3.12%, 12/1/2020(a)	816,000	818,876

Investments	Principal Amount ($)	Value ($)
Series N, 3.13%, 10/15/2021	2,000,000	2,020,813

		2,839,689

Household Products - 0.8%
Church & Dwight Co., Inc. 2.45%, 12/15/2019	410,000	409,838
Procter & Gamble Co. (The) 1.90%, 11/1/2019	1,718,000	1,714,949

		2,124,787

Hypermarkets & Super Centers - 0.7%
Walmart, Inc. 3.63%, 7/8/2020	1,648,000	1,671,083

Industrial Conglomerates - 1.5%
General Electric Co. 5.50%, 1/8/2020	1,000,000	1,012,202
2.20%, 1/9/2020	500,000	499,669
5.55%, 5/4/2020	1,000,000	1,021,138
Honeywell International, Inc. 1.40%, 10/30/2019	789,000	787,167
(ICE LIBOR USD 3 Month + 0.28%), 2.55%, 10/30/2019(a)	388,000	388,281

		3,708,457

Integrated Oil & Gas - 1.3%
BP Capital Markets plc (ICE LIBOR USD 3 Month + 0.25%), 2.77%, 11/24/2020(a)	2,100,000	2,102,688
Total Capital International SA 2.22%, 7/12/2021	1,200,000	1,200,650

		3,303,338

Integrated Telecommunication Services - 2.9%
AT&T, Inc. (ICE LIBOR USD 3 Month + 0.65%), 2.95%, 1/15/2020(a)	1,078,000	1,080,326
2.45%, 6/30/2020	985,000	985,144
(ICE LIBOR USD 3 Month + 0.95%), 3.25%, 7/15/2021(a)	2,286,000	2,308,036
Orange SA 1.63%, 11/3/2019	1,271,000	1,268,690
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 0.55%), 3.07%, 5/22/2020(a)	1,414,000	1,418,672
(ICE LIBOR USD 3 Month + 1.00%), 3.41%, 3/16/2022(a)	320,000	325,075

		7,385,943

Internet & Direct Marketing Retail - 0.9%
eBay, Inc. 2.20%, 8/1/2019	1,244,000	1,244,000
2.88%, 8/1/2021	1,050,000	1,057,455

		2,301,455

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Investment Banking & Brokerage - 2.0%
Charles Schwab Corp. (The) (ICE LIBOR USD 3 Month + 0.32%), 2.84%, 5/21/2021(a)	515,000	515,769
3.25%, 5/21/2021	590,000	600,836
Goldman Sachs Bank USA 3.20%, 6/5/2020	108,000	108,776
Goldman Sachs Group, Inc. (The) 2.55%, 10/23/2019	690,000	690,218
5.38%, 3/15/2020	275,000	279,925
(ICE LIBOR USD 3 Month + 1.16%), 3.42%, 4/23/2020(a)	1,000,000	1,005,824
Morgan Stanley 5.63%, 9/23/2019	1,280,000	1,285,610
5.50%, 1/26/2020	430,000	436,174
(ICE LIBOR USD 3 Month + 0.55%), 3.10%, 2/10/2021(a)	104,000	104,115

		5,027,247

Life & Health Insurance - 1.9%
Jackson National Life Global Funding (ICE LIBOR USD 3 Month + 0.30%), 2.60%, 10/15/2020(a)(b)	1,145,000	1,145,790
(ICE LIBOR USD 3 Month + 0.48%), 2.93%, 6/11/2021(a)(b)	500,000	501,728
Prudential Financial, Inc. 4.50%, 11/15/2020	3,000,000	3,088,435

		4,735,953

Life Sciences Tools & Services - 0.0%(d)
Thermo Fisher Scientific, Inc. 3.60%, 8/15/2021	100,000	102,072

Managed Health Care - 0.5%
Cigna Corp. 3.20%, 9/17/2020(b)	1,380,000	1,390,063

Multi-line Insurance - 1.2%
Metropolitan Life Global Funding I (SOFR + 0.57%), 2.96%, 9/7/2020(a)(b)	1,170,000	1,174,007
New York Life Global Funding (ICE LIBOR USD 3 Month + 0.28%), 2.54%, 1/28/2021(a)(b)	2,000,000	2,003,054

		3,177,061

Multi-Sector Holdings - 0.1%
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	174,000	173,971

Oil & Gas Equipment & Services - 0.0%(d)
Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(b)	25,000	24,938

Investments	Principal Amount ($)	Value ($)
Oil & Gas Storage & Transportation - 0.1%
Enterprise Products Operating LLC 5.25%, 1/31/2020	341,000	345,713

Other Diversified Financial Services - 1.0%
Kreditanstalt fuer Wiederaufbau 2.38%, 3/24/2021	2,535,211	2,552,083
Siemens Financieringsmaatschappij NV (ICE LIBOR USD 3 Month + 0.34%), 2.75%, 3/16/2020(a)(b)	45,000	45,091

		2,597,174

Packaged Foods & Meats - 4.0%
Danone SA 1.69%, 10/30/2019(b)	1,985,000	1,980,883
JM Smucker Co. (The) 2.20%, 12/6/2019	2,337,000	2,333,894
Mondelez International Holdings Netherlands BV 1.63%, 10/28/2019(b)	1,724,000	1,720,380
Tyson Foods, Inc. 2.65%, 8/15/2019	716,000	716,051
(ICE LIBOR USD 3 Month + 0.55%), 3.07%, 6/2/2020(a)	1,717,000	1,719,378
2.25%, 8/23/2021	1,710,000	1,703,208

		10,173,794

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co. (ICE LIBOR USD 3 Month + 0.38%), 2.90%, 5/16/2022(a)(b)	1,500,000	1,504,055
GlaxoSmithKline Capital plc (ICE LIBOR USD 3 Month + 0.35%), 2.88%, 5/14/2021(a)	1,120,000	1,123,190
Roche Holdings, Inc. (ICE LIBOR USD 3 Month + 0.34%), 2.67%, 9/30/2019(a)(b)	250,000	250,150
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	1,862,000	1,860,574

		4,737,969

Property & Casualty Insurance - 0.4%
Allstate Corp. (The) (ICE LIBOR USD 3 Month + 0.43%), 2.76%, 3/29/2021(a)	990,000	992,118

Railroads - 0.5%
Burlington Northern Santa Fe LLC 4.70%, 10/1/2019	194,000	194,657
Canadian National Railway Co. 2.40%, 2/3/2020	1,000,000	999,987

		1,194,644

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Regional Banks - 10.1%
ABN AMRO Bank NV (ICE LIBOR USD 3 Month + 0.57%), 3.09%, 8/27/2021(a)(b)	1,100,000	1,105,318
Bank of America NA (ICE LIBOR USD 3 Month + 0.32%), 2.59%, 7/26/2021(a)	4,000,000	4,002,431
Branch Banking & Trust Co. 2.10%, 1/15/2020	1,000,000	998,803
Capital One NA 1.85%, 9/13/2019	250,000	249,803
2.35%, 1/31/2020	600,000	599,533
Citizens Bank NA 2.45%, 12/4/2019	2,921,000	2,920,672
(ICE LIBOR USD 3 Month + 0.72%), 3.25%, 2/14/2022(a)	2,000,000	2,007,530
Discover Bank 3.10%, 6/4/2020	2,250,000	2,259,110
Fifth Third Bank (ICE LIBOR USD 3 Month + 0.59%), 2.90%, 9/27/2019(a)	200,000	200,096
(ICE LIBOR USD 3 Month + 0.25%), 2.52%, 10/30/2020(a)	1,500,000	1,501,064
2.25%, 6/14/2021	460,000	459,092
KeyBank NA 1.60%, 8/22/2019	1,825,000	1,824,107
PNC Bank NA 2.40%, 10/18/2019	850,000	849,938
(ICE LIBOR USD 3 Month + 0.36%), 2.88%, 5/19/2020(a)	900,000	902,043
(ICE LIBOR USD 3 Month + 0.35%), 2.79%, 3/12/2021(a)	3,000,000	3,004,331
SunTrust Bank (ICE LIBOR USD 3 Month + 0.59%), 3.12%, 5/17/2022(a)	3,000,000	3,007,959

		25,891,830

Semiconductors - 1.2%
Intel Corp. 2.45%, 7/29/2020	3,000,000	3,005,816

Specialty Chemicals - 0.9%
DuPont de Nemours, Inc. (ICE LIBOR USD 3 Month + 0.71%), 3.23%, 11/15/2020(a)	2,072,000	2,084,555
International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	170,000	171,610

		2,256,165

Investments	Principal Amount ($)	Value ($)
Systems Software - 0.0%(d)
Oracle Corp. 2.25%, 10/8/2019	100,000	99,993

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC 4.42%, 6/15/2021(b)	900,000	925,667
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020(e)	1,000,000	1,011,937

		1,937,604

Trading Companies & Distributors - 1.1%
Aviation Capital Group LLC (ICE LIBOR USD 3 Month + 0.67%), 2.94%, 7/30/2021(a)(b)	1,150,000	1,150,280
GATX Corp. 2.60%, 3/30/2020	250,000	250,006
(ICE LIBOR USD 3 Month + 0.72%), 3.29%, 11/5/2021(a)	1,400,000	1,393,466

		2,793,752

Trucking - 0.9%
Penske Truck Leasing Co. LP 3.05%, 1/9/2020(b)	445,000	445,600
3.65%, 7/29/2021(b)	600,000	612,487
Ryder System, Inc. 2.45%, 9/3/2019	92,000	91,983
2.88%, 6/1/2022	1,200,000	1,211,011

		2,361,081

TOTAL CORPORATE BONDS (Cost $222,826,269)		223,577,281

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 9.1%

Americredit Automobile Receivables Trust Series 2018-1, Class A2A, 2.71%, 7/19/2021	208,645	208,753
CarMax Auto Owner Trust Series 2018-3, Class A2A, 2.88%, 10/15/2021	1,344,080	1,346,880
Series 2019-1, Class A2A, 3.02%, 7/15/2022	500,000	502,105
CNH Equipment Trust Series 2018-A, Class A2, 2.78%, 8/16/2021	426,639	427,487
Dell Equipment Finance Trust Series 2019-1, Class A2, 2.78%, 8/23/2021(b)	920,000	924,186
Drive Auto Receivables Trust Series 2019-1, Class A2A, 3.08%, 9/15/2021	434,297	434,899
Series 2019-2, Class A2A, 2.93%, 3/15/2022	1,126,311	1,128,446

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Series 2019-3, Class A2A, 2.63%, 9/15/2022	2,000,000	2,001,645
Enterprise Fleet Financing LLC Series 2019-2, Class A2, 2.29%, 2/20/2025(b)	1,200,000	1,200,280
Ford Credit Floorplan Master Owner Trust A Series 2019-1, Class A, 2.84%, 3/15/2024	500,000	507,699
GM Financial Automobile Leasing Trust Series 2018-3, Class A2A, 2.89%, 9/21/2020	299,842	300,185
GM Financial Consumer Automobile Receivables Trust Series 2018-3, Class A2A, 2.74%, 7/16/2021	1,015,113	1,016,188
Series 2019-1, Class A2, 2.99%, 3/16/2022	1,693,267	1,698,066
Honda Auto Receivables Owner Trust Series 2018-2, Class A2, 2.66%, 12/18/2020	1,444,491	1,445,416
Hyundai Auto Receivables Trust Series 2017-A, Class A3, 1.76%, 8/16/2021	790,742	789,693
Nissan Auto Lease Trust Series 2019-B, Class A2A, 2.27%, 1/15/2021	2,000,000	1,998,862
Nissan Auto Receivables Owner Trust Series 2019-A, Class A2A, 2.82%, 1/18/2022	2,500,000	2,509,766
Santander Drive Auto Receivables Trust Series 2018-4, Class A2, 2.73%, 3/15/2021	127,104	127,108
Series 2019-1, Class A2A, 2.91%, 1/18/2022	974,987	976,476
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 3/15/2025	2,000,000	2,035,381
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A2A, 2.81%, 7/20/2021	639,838	641,240
World Financial Network Credit Card Master Trust Series 2019-B, Class A, 2.49%, 4/15/2026	1,000,000	1,005,775

TOTAL ASSET-BACKED SECURITIES (Cost $23,137,538)		23,226,536

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.2%

Svensk Exportkredit AB (ICE LIBOR USD 3 Month + 0.05%), 2.48%, 12/14/2020(a) (Cost $3,000,000)	3,000,000	3,000,472

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Notes 1.50%, 11/30/2019 (Cost $597,696)	600,000	598,594

Investments	Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Holmes Master Issuer plc Series 2018-1A, Class A2, 2.66%, 10/15/2054(b)(f) (Cost $308,572)	308,571	308,723

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.6%

U.S. GOVERNMENT AGENCY SECURITIES - 1.6%
FHLB Discount Notes 2.15%, 8/1/2019(g) (Cost $4,000,000)	4,000,000	4,000,000

Total Investments - 99.6% (Cost $253,870,075)		254,711,606
Other Assets Less Liabilities - 0.4%		1,060,470

Net Assets - 100.0%		255,772,076

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2019.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	Represents less than 0.05% of net assets.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2019.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(g)	The rate shown was the current yield as of July 31, 2019.

Percentages shown are based on Net Assets.

Abbreviations

FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	US Dollar

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2019:

Australia	2.4%
Canada	5.6
Finland	0.6
France	2.2
Germany	3.9
Japan	2.4
Netherlands	0.6
Singapore	0.5
Sweden	3.2
Switzerland	0.1
United Kingdom	3.8
United States	74.3
Other[1]	0.4

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

July 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 98.9%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	107,616	5,579,890
iShares 20+ Year Treasury Bond ETF	12,747	1,693,949
iShares 3-7 Year Treasury Bond ETF	24,415	3,060,420
iShares 7-10 Year Treasury Bond ETF	6,148	675,481
iShares Long-Term Corporate Bond ETF	33,693	2,157,699
iShares MBS ETF	64,623	6,961,836
iShares Short-Term Corporate Bond ETF	20,032	1,069,108

TOTAL EXCHANGE TRADED FUNDS (Cost $20,454,960)		21,198,383

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.8%

U.S. TREASURY OBLIGATIONS - 0.8%
U.S. Treasury Bills 2.40%, 10/24/2019(b)(c) (Cost $164,086)	165,000	164,221

Total Investments - 99.7% (Cost $20,619,046)		21,362,604
Other Assets Less Liabilities - 0.3%		70,191

Net Assets - 100.0%		21,432,795

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Fund.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.
(c)	The rate shown was the current yield as of July 31, 2019.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Core Select Bond Fund (cont.)

For the period ended July 31, 2019, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares July 31, 2019	Value July 31, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/ (Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$10,633,465	$4,998,943	$10,567,904	107,616	$5,579,890	$372,154	$213,613	$143,232
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	5,822,971	916,435	6,927,638	—	—	381,384	86,653	(193,152)
FlexShares® Disciplined Duration MBS Index Fund	13,730,880	2,710,934	16,661,669	—	—	324,334	247,304	(104,479)
FlexShares® Ready Access Variable Income Fund	1,012,975	953,305	1,966,795	—	—	(1,414)	17,923	1,929

	$31,200,291	$9,579,617	$36,124,006	107,616	$5,579,890	$1,076,458	$565,493	$(152,470)

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contracts as of July 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
U.S. Treasury 2 Year Note	7	09/30/2019	USD	$1,500,844	$(6,643)

Abbreviations:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2019 (Unaudited)

Investment Valuation

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of July 31, 2019 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks*	$3,808,189	$—	$—	$3,808,189
Short-Term Investments	—	9,909	—	9,909

Total Investments	$3,808,189	$9,909	$—	$3,818,098

Other Financial Instruments
Liabilities
Futures Contracts	$(1,765)	$—	$—	$(1,765)

Total Other Financial Instruments	$(1,765)	$—	$—	$(1,765)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks*	$4,830,443	$—	$—	$4,830,443

Total Investments	$4,830,443	$—	$—	$4,830,443

Other Financial Instruments
Liabilities
Futures Contracts	$(1,912)	$—	$—	$(1,912)

Total Other Financial Instruments	$(1,912)	$—	$—	$(1,912)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks*	$4,805,914	$—	$—	$4,805,914

Total Investments	$4,805,914	$—	$—	$4,805,914

Other Financial Instruments
Liabilities
Futures Contracts	$(3,114)	$—	$—	$(3,114)

Total Other Financial Instruments	$(3,114)	$—	$—	$(3,114)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks*	$1,415,383,253	$—	$—	$1,415,383,253
Rights	—	—	6,522	6,522
Securities Lending Reinvestments
Certificates of Deposit	—	28,501,727	—	28,501,727
Commercial Paper	—	9,492,403	—	9,492,403
Repurchase Agreements	—	64,748,903	—	64,748,903

Total Investments	$1,415,383,253	$102,743,033	$6,522	$1,518,132,808

Other Financial Instruments
Assets
Futures Contracts	$343,430	$—	$—	$343,430

Total Other Financial Instruments	$343,430	$—	$—	$343,430

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$66,532	$—	$—	$66,532
Common Stocks
Construction & Engineering	22,376,774	826	—	22,377,600
Electric Utilities	13,248,874	38,368	—	13,287,242
Health Care Providers & Services	5,311,519	35,082	—	5,346,601
Insurance	46,557,810	215,365	—	46,773,175
Oil, Gas & Consumable Fuels	56,076,974	9,609	—	56,086,583
Pharmaceuticals	39,973,492	9	—	39,973,501
Other*	763,198,789	—	—	763,198,789
Rights	—	—	21,757	21,757
Warrants	—	—	—	—
Securities Lending Reinvestments
Repurchase Agreements	—	11,213,532	—	11,213,532

Total Investments	$946,810,764	$11,512,791	$21,757	$958,345,312

Other Financial Instruments
Assets
Futures Contracts	$414,518	$—	$—	$414,518
Forward Foreign Currency Contracts	—	14,890	—	14,890
Liabilities
Futures Contracts	(7,496)	—	—	(7,496)
Forward Foreign Currency Contracts	—	(63,806)	—	(63,806)

Total Other Financial Instruments	$407,022	$(48,916)	$—	$358,106

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Banks	$78,892,415	$230,713	$—	$79,123,128
Beverages	3,028,589	3,595	—	3,032,184
Capital Markets	11,033,932	130,764	—	11,164,696
Electronic Equipment, Instruments & Components	17,161,311	3,260	—	17,164,571
Entertainment	2,744,651	30,879	—	2,775,530
Equity Real Estate Investment Trusts (REITs)	5,607,745	81,249	—	5,688,994
Food & Staples Retailing	5,339,230	841	—	5,340,071
Food Products	9,330,737	146,805	—	9,477,542
Health Care Equipment & Supplies	447,412	2,782	—	450,194
Hotels, Restaurants & Leisure	2,722,791	1,769	—	2,724,560
Industrial Conglomerates	9,901,752	3,971	—	9,905,723
Oil, Gas & Consumable Fuels	31,314,610	2,066	—	31,316,676
Pharmaceuticals	4,236,242	272,613	—	4,508,855
Real Estate Management & Development	30,553,899	64,784	—	30,618,683
Textiles, Apparel & Luxury Goods	6,266,548	184,846	—	6,451,394
Other*	299,110,763	—	—	299,110,763
Corporate Bonds*	—	9,703	—	9,703
Rights	5	2,906	—	2,911
Securities Lending Reinvestments
Repurchase Agreements	—	1,634,886	—	1,634,886

Total Investments	$517,692,632	$2,808,432	$—	$520,501,064

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$3,078	$—	$3,078
Liabilities
Futures Contracts	(22,647)	—	—	(22,647)
Forward Foreign Currency Contracts	—	(16,548)	—	(16,548)

Total Other Financial Instruments	$(22,647)	$(13,470)	$—	$(36,117)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Investments
Exchange Traded Funds	$8,032,331	$—	$—	$8,032,331

Total Investments	$8,032,331	$—	$—	$8,032,331

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$92,147	$—	$92,147
Liabilities
Forward Foreign Currency Contracts	—	(932)	—	(932)

Total Other Financial Instruments	$—	$91,215	$—	$91,215

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund
Investments
Exchange Traded Funds	$5,379,428	$—	$—	$5,379,428

Total Investments	$5,379,428	$—	$—	$5,379,428

Other Financial Instruments
Assets
Futures Contracts	$474	$—	$—	$474
Forward Foreign Currency Contracts	—	25,112	—	25,112
Liabilities
Forward Foreign Currency Contracts	—	(2,924)	—	(2,924)

Total Other Financial Instruments	$474	$22,188	$—	$22,662

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks*	$47,828,962	$—	$—	$47,828,962
Securities Lending Reinvestments
Repurchase Agreements	—	906,464	—	906,464

Total Investments	$47,828,962	$906,464	$—	$48,735,426

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® US ESG Impact Index Fund
Investments
Common Stocks*	$50,961,761	$—	$—	$50,961,761
Securities Lending Reinvestments
Repurchase Agreements	—	24,326	—	24,326

Total Investments	$50,961,761	$24,326	$—	$50,986,087

Other Financial Instruments
Assets
Futures Contracts	$9,897	$—	$—	$9,897

Total Other Financial Instruments	$9,897	$—	$—	$9,897

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global ESG Impact Index Fund
Investments
Common Stocks
Electric Utilities	$698,150	$3,635	$—	$701,785
Other*	82,682,118	—	—	82,682,118
Securities Lending Reinvestments
Repurchase Agreements	—	122,627	—	122,627

Total Investments	$83,380,268	$126,262	$—	$83,506,530

Other Financial Instruments
Assets
Futures Contracts	$11,802	$—	$—	$11,802
Liabilities
Futures Contracts	(2,900)	—	—	(2,900)

Total Other Financial Instruments	$8,902	$—	$—	$8,902

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$5,560,832,449	$—	$—	$5,560,832,449
Securities Lending Reinvestments
Certificates of Deposit	—	62,494,885	—	62,494,885
Commercial Paper	—	23,971,126	—	23,971,126
Funding Agreements	—	3,000,000	—	3,000,000
Repurchase Agreements	—	110,103,756	—	110,103,756

Total Investments	$5,560,832,449	$199,569,767	$—	$5,760,402,216

Other Financial Instruments
Assets
Futures Contracts	$807,497	$—	$—	$807,497
Forward Foreign Currency Contracts	—	417,752	—	417,752
Liabilities
Futures Contracts	(34,488)	—	—	(34,488)
Forward Foreign Currency Contracts	—	(502,010)	—	(502,010)

Total Other Financial Instruments	$773,009	$(84,258)	$—	$688,751

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Commercial Services & Supplies	$44,425,862	$168,892	$—	$44,594,754
Electric Utilities	156,997,498	685,638	—	157,683,136
Other*	1,062,506,256	—	—	1,062,506,256
Securities Lending Reinvestments
Repurchase Agreements	—	22,316,121	—	22,316,121

Total Investments	$1,263,929,616	$23,170,651	$—	$1,287,100,267

Other Financial Instruments
Assets
Futures Contracts	$246,315	$—	$—	$246,315
Forward Foreign Currency Contracts	—	47,099	—	47,099
Liabilities
Forward Foreign Currency Contracts	—	(27,217)	—	(27,217)

Total Other Financial Instruments	$246,315	$19,882	$—	$266,197

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks*	$337,615,263	$—	$—	$337,615,263
Securities Lending Reinvestments
Repurchase Agreements	—	12,879,541	—	12,879,541

Total Investments	$337,615,263	$12,879,541	$—	$350,494,804

Other Financial Instruments
Assets
Futures Contracts	$56,434	$—	$—	$56,434
Forward Foreign Currency Contracts	—	6,164	—	6,164
Liabilities
Futures Contracts	(7,496)	—	—	(7,496)
Forward Foreign Currency Contracts	—	(3,202)	—	(3,202)

Total Other Financial Instruments	$48,938	$2,962	$—	$51,900

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$10,244,699	$—	$—	$10,244,699

Total Investments	$10,244,699	$—	$—	$10,244,699

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$1,655,197,782	$—	$—	$1,655,197,782
Securities Lending Reinvestments
Certificates of Deposit	—	64,698,315	—	64,698,315
Commercial Paper	—	19,475,668	—	19,475,668
Repurchase Agreements	—	126,652,257	—	126,652,257

Total Investments	$1,655,197,782	$210,826,240	$—	$1,866,024,022

Other Financial Instruments
Assets
Futures Contracts	$288,972	$—	$—	$288,972

Total Other Financial Instruments	$288,972	$—	$—	$288,972

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$403,985,027	$—	$—	$403,985,027
Securities Lending Reinvestments
Repurchase Agreements	—	25,524,686	—	25,524,686

Total Investments	$403,985,027	$25,524,686	$—	$429,509,713

Other Financial Instruments
Assets
Futures Contracts	$94,547	$—	$—	$94,547

Total Other Financial Instruments	$94,547	$—	$—	$94,547

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$53,010,382	$—	$—	$53,010,382
Securities Lending Reinvestments
Repurchase Agreements	—	4,302,596	—	4,302,596

Total Investments	$53,010,382	$4,302,596	$—	$57,312,978

Other Financial Instruments
Assets
Futures Contracts	$13,880	$—	$—	$13,880

Total Other Financial Instruments	$13,880	$—	$—	$13,880

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks*	$777,871,789	$—	$—	$777,871,789
Securities Lending Reinvestments
Repurchase Agreements	—	10,008,048	—	10,008,048

Total Investments	$777,871,789	$10,008,048	$—	$787,879,837

Other Financial Instruments
Assets
Futures Contracts	$241,268	$—	$—	$241,268
Forward Foreign Currency Contracts	—	86,480	—	86,480
Liabilities
Futures Contracts	(7,495)	—	—	(7,495)
Forward Foreign Currency Contracts	—	(75,295)	—	(75,295)

Total Other Financial Instruments	$233,773	$11,185	$—	$244,958

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$83,081,911	$—	$—	$83,081,911
Securities Lending Reinvestments
Repurchase Agreements	—	318,784	—	318,784

Total Investments	$83,081,911	$318,784	$—	$83,400,695

Other Financial Instruments
Assets
Futures Contracts	$3,260	$—	$—	$3,260
Forward Foreign Currency Contracts	—	652	—	652
Liabilities
Forward Foreign Currency Contracts	—	(1,009)	—	(1,009)

Total Other Financial Instruments	$3,260	$(357)	$—	$2,903

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$42,947,797	$—	$—	$42,947,797
Securities Lending Reinvestments
Repurchase Agreements	—	557,765	—	557,765

Total Investments	$42,947,797	$557,765	$—	$43,505,562

Other Financial Instruments
Liabilities
Futures Contracts	$(2,240)	$—	$—	$(2,240)

Total Other Financial Instruments	$(2,240)	$—	$—	$(2,240)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,230,927,532	$—	$1,230,927,532

Total Investments	$—	$1,230,927,532	$—	$1,230,927,532

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$556,767,265	$—	$556,767,265

Total Investments	$—	$556,767,265	$—	$556,767,265

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$32,605,662	$—	$32,605,662

Total Investments	$—	$32,605,662	$—	$32,605,662

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$92,151,332	$—	$92,151,332

Total Investments	$—	$92,151,332	$—	$92,151,332

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Asset-Backed Securities	$—	$20,605	$—	$20,605
Corporate Bonds*	—	19,100,420	—	19,100,420

Total Investments	$—	$19,121,025	$—	$19,121,025

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds*	$—	$40,255,984	$—	$40,255,984

Total Investments	$—	$40,255,984	$—	$40,255,984

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$23,226,536	$—	$23,226,536
Collateralized Mortgage Obligations	—	308,723	—	308,723
Corporate Bonds*	—	223,577,281	—	223,577,281
Foreign Government Securities	—	3,000,472	—	3,000,472
U.S. Treasury Obligations	—	598,594	—	598,594
Short-Term Investments	—	4,000,000	—	4,000,000

Total Investments	$—	$254,711,606	$—	$254,711,606

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds	$21,198,383	$—	$—	$21,198,383
Short-Term Investments	—	164,221	—	164,221

Total Investments	$21,198,383	$164,221	$—	$21,362,604

Other Financial Instruments
Liabilities
Futures Contracts	$(6,643)	$—	$—	$(6,643)

Total Other Financial Instruments	$(6,643)	$—	$—	$(6,643)

*	See Schedules of Investments for segregation by industry type.